UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage Class

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Spartan Total Market Index
Investor Class
Actual	$ 1,000.00	$ 985.30	$ .50
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 985.40	$ .35
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 1,018.80	$ .51
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,019.20	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 904.30	$ .48
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 904.40	$ .34
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Spartan Total Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan Extended Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan International Index
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	3.1
General Electric Co.	1.9	2.2
Microsoft Corp.	1.6	1.5
Procter & Gamble Co.	1.5	1.3
Johnson & Johnson	1.4	1.2
AT&T, Inc.	1.3	1.4
Chevron Corp.	1.2	1.2
International Business Machines Corp.	1.2	1.0
Apple, Inc.	1.0	0.7
Wal-Mart Stores, Inc.	1.0	0.8
	15.1
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.9	14.5
Financials	15.4	17.0
Energy	12.8	12.3
Health Care	12.2	11.5
Industrials	11.5	11.3
Consumer Staples	9.4	8.8
Consumer Discretionary	8.8	9.0
Materials	3.9	3.9
Utilities	3.7	3.6
Telecommunication Services	2.8	2.8
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	21,960	$ 106,726
Amerigon, Inc. (a)	19,084	132,252
ArvinMeritor, Inc. (d)	36,209	543,497
ATC Technology Corp. (a)	13,201	319,728
BorgWarner, Inc.	67,960	2,810,146
Cooper Tire & Rubber Co.	30,725	293,731
Dana Holding Corp. (a)	36,800	233,312
Drew Industries, Inc. (a)	13,018	208,679
Exide Technologies (a)(d)	67,099	828,002
Federal-Mogul Corp. Class A (a)	12,900	210,915
Fuel Systems Solutions, Inc. (a)	1,791	92,828
Gentex Corp.	80,492	1,282,238
Hayes Lemmerz International, Inc. (a)	23,987	60,687
Johnson Controls, Inc.	340,961	10,542,514
Lear Corp. (a)	30,957	388,820
Modine Manufacturing Co.	18,795	297,337
Noble International Ltd.	15,109	90,654
Proliance International, Inc. (a)	1,414	1,669
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	32,245
Spartan Motors, Inc.	9,796	46,335
Standard Motor Products, Inc.	5,058	34,951
Stoneridge, Inc. (a)(d)	3,821	48,527
Strattec Security Corp.	781	22,329
Superior Industries International, Inc. (d)	18,127	318,491
Tenneco, Inc. (a)(d)	20,705	302,500
The Goodyear Tire & Rubber Co. (a)	131,156	2,571,969
TRW Automotive Holdings Corp. (a)	29,395	563,796
Visteon Corp. (a)	75,964	244,604
WABCO Holdings, Inc.	33,930	1,486,134
		24,115,616
Automobiles - 0.2%
Coachmen Industries, Inc. (a)	3,894	7,048
Fleetwood Enterprises, Inc. (a)	39,400	84,316
Ford Motor Co. (a)(d)	1,226,411	5,469,793
General Motors Corp. (d)	298,144	2,981,440
Harley-Davidson, Inc.	132,871	5,285,608
Monaco Coach Corp.	30,658	73,273
Thor Industries, Inc. (d)	18,266	419,753
Winnebago Industries, Inc.	26,601	301,921
		14,623,152
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	40,797
Core-Mark Holding Co., Inc. (a)	4,000	118,000
Genuine Parts Co.	92,422	3,920,541
LKQ Corp. (a)	73,161	1,370,306
Source Interlink Companies, Inc. (a)(d)	5,135	6,419
		5,456,063

	Shares	Value
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	81,058	$ 5,161,773
Capella Education Co. (a)(d)	5,000	248,550
Career Education Corp. (a)	43,207	810,131
Coinstar, Inc. (a)	25,148	827,872
Corinthian Colleges, Inc. (a)(d)	57,826	767,351
CPI Corp.	2,388	32,095
DeVry, Inc.	33,317	1,718,491
H&R Block, Inc.	185,362	4,734,145
Hillenbrand, Inc.	29,476	700,939
ITT Educational Services, Inc. (a)(d)	21,427	1,905,075
Jackson Hewitt Tax Service, Inc.	14,841	254,820
Learning Tree International, Inc. (a)	3,821	56,895
Matthews International Corp. Class A	21,051	1,058,023
Nobel Learning Communities, Inc. (a)	1,000	15,480
Pre-Paid Legal Services, Inc. (a)(d)	3,986	177,935
Princeton Review, Inc. (a)(d)	17,342	134,574
Regis Corp.	25,600	702,976
Service Corp. International	165,000	1,684,650
Sotheby's Class A (ltd. vtg.)	32,312	870,485
Steiner Leisure Ltd. (a)	8,837	312,830
Stewart Enterprises, Inc. Class A (d)	64,820	606,715
Strayer Education, Inc.	9,147	1,919,406
thinkorswim Group, Inc. (a)	23,100	231,693
Universal Technical Institute, Inc. (a)(d)	16,430	281,939
Weight Watchers International, Inc.	17,022	674,071
		25,888,914
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (a)	14,058	127,506
Ambassadors Group, Inc.	12,856	217,524
Ameristar Casinos, Inc. (d)	11,703	193,568
Bally Technologies, Inc. (a)	27,072	926,675
BJ's Restaurants, Inc. (a)(d)	15,962	185,798
Bluegreen Corp. (a)	13,016	148,903
Bob Evans Farms, Inc.	23,966	672,726
Boyd Gaming Corp.	28,934	352,705
Brinker International, Inc.	49,637	939,132
Buca, Inc. (a)	4,631	2,038
Buffalo Wild Wings, Inc. (a)(d)	11,242	405,611
Burger King Holdings, Inc.	37,661	934,746
California Pizza Kitchen, Inc. (a)	20,879	300,240
Carnival Corp. unit	241,224	8,939,761
CBRL Group, Inc.	9,981	257,909
CEC Entertainment, Inc. (a)(d)	25,244	864,859
Cedar Fair LP (depository unit)	26,153	549,213
Chipotle Mexican Grill, Inc. Class A (a)(d)	17,449	1,209,565
Choice Hotels International, Inc.	20,476	552,647
Churchill Downs, Inc.	8,627	383,211
CKE Restaurants, Inc.	30,748	392,959
Darden Restaurants, Inc.	71,470	2,093,356
Denny's Corp. (a)	50,513	141,436
DineEquity, Inc. (d)	14,923	296,371
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)	20,289	$ 271,873
Dover Downs Gaming & Entertainment, Inc.	1,755	14,058
Dover Motorsports, Inc.	11,625	58,009
Empire Resorts, Inc. (a)(d)	15,456	60,278
Gaylord Entertainment Co. (a)	24,853	861,156
Great Wolf Resorts, Inc. (a)	13,290	69,507
Icahn Enterprises LP	6,318	382,871
International Game Technology	184,816	3,960,607
International Speedway Corp. Class A	19,173	760,593
Interstate Hotels & Resorts, Inc. (a)	156	410
Interval Leisure Group, Inc. (a)	22,863	296,990
Isle of Capri Casinos, Inc. (a)(d)	7,404	53,013
Jack in the Box, Inc. (a)	30,018	712,327
Jamba, Inc. (a)(d)	40,851	54,740
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	231,961
Landry's Restaurants, Inc. (d)	4,778	92,024
Las Vegas Sands Corp. (a)(d)	58,303	2,764,145
Life Time Fitness, Inc. (a)(d)	18,493	653,728
Littlefield Corp. (a)	2,520	2,495
Lodgian, Inc. (a)	4,642	39,271
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	126,140
Marcus Corp. (d)	23,391	401,857
Marriott International, Inc. Class A	186,216	5,253,153
McCormick & Schmick's Seafood Restaurants (a)	16,005	157,009
McDonald's Corp.	656,918	40,761,762
MGM Mirage, Inc. (a)(d)	61,883	2,177,663
Monarch Casino & Resort, Inc. (a)	5,587	74,810
Morgans Hotel Group Co. (a)	24,428	417,719
MTR Gaming Group, Inc. (a)	6,687	27,350
Multimedia Games, Inc. (a)	5,149	26,054
O'Charleys, Inc.	4,598	46,026
Orient Express Hotels Ltd. Class A (d)	21,956	788,220
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	849,130
Panera Bread Co. Class A (a)(d)	19,435	1,044,437
Papa John's International, Inc. (a)	24,389	680,941
Peet's Coffee & Tea, Inc. (a)(d)	12,913	338,837
Penn National Gaming, Inc. (a)	41,831	1,414,724
Pinnacle Entertainment, Inc. (a)(d)	30,968	343,435
Premier Exhibitions, Inc. (a)	1,600	5,664
Progressive Gaming International Corp. (a)	38,803	29,490
Red Robin Gourmet Burgers, Inc. (a)(d)	11,155	297,839
Riviera Holdings Corp. (a)	6,000	69,360
Royal Caribbean Cruises Ltd. (d)	70,950	1,928,421
Rubio's Restaurants, Inc. (a)	5,755	33,897
Ruby Tuesday, Inc. (d)	26,983	188,611
Ruth's Chris Steak House, Inc. (a)(d)	25,925	117,959
Scientific Games Corp. Class A (a)(d)	46,137	1,389,185

	Shares	Value
Shuffle Master, Inc. (a)(d)	37,346	$ 187,477
Six Flags, Inc. (a)(d)	72,418	72,418
Sonic Corp. (a)(d)	34,126	494,486
SPEEDUS Corp. (a)	1,550	1,566
Speedway Motorsports, Inc.	7,046	155,928
Starbucks Corp. (a)	434,205	6,756,230
Starwood Hotels & Resorts Worldwide, Inc.	104,699	3,795,339
Texas Roadhouse, Inc. Class A (a)(d)	37,598	337,630
The Cheesecake Factory, Inc. (a)(d)	34,919	536,705
The Steak n Shake Co. (a)(d)	14,127	109,908
Town Sports International Holdings, Inc. (a)(d)	15,248	159,799
Triarc Companies, Inc. Class B	38,611	224,330
Trump Entertainment Resorts, Inc. (a)(d)	19,908	24,288
Vail Resorts, Inc. (a)(d)	15,616	686,948
Wendy's International, Inc.	57,290	1,390,428
WMS Industries, Inc. (a)	21,964	737,990
Wyndham Worldwide Corp.	102,910	1,984,105
Wynn Resorts Ltd. (d)	35,259	3,364,414
Yum! Brands, Inc.	271,261	9,678,592
		122,116,789
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	1,740
American Greetings Corp. Class A	35,079	564,070
Bassett Furniture Industries, Inc.	2,149	22,092
Beazer Homes USA, Inc. (d)	17,239	119,983
Black & Decker Corp.	30,274	1,914,831
Blyth, Inc.	10,848	171,507
Brookfield Homes Corp. (d)	6,161	79,046
California Coastal Communities, Inc. (a)(d)	6,643	17,538
Cavco Industries, Inc. (a)	10,167	355,947
Centex Corp.	66,856	1,084,404
Champion Enterprises, Inc. (a)(d)	29,908	146,250
Cobra Electronics Corp.	1,200	3,492
Craftmade International, Inc.	2,030	8,526
CSS Industries, Inc.	7,858	209,416
D.R. Horton, Inc.	157,525	1,962,762
Dixie Group, Inc. (a)	3,463	26,492
Ethan Allen Interiors, Inc. (d)	15,440	419,042
Flexsteel Industries, Inc.	2,030	22,533
Fortune Brands, Inc.	88,005	5,176,454
Furniture Brands International, Inc. (d)	30,000	268,500
Garmin Ltd. (d)	74,398	2,586,074
Harman International Industries, Inc.	34,012	1,157,428
Helen of Troy Ltd. (a)	16,686	401,298
Hooker Furniture Corp.	15,000	252,600
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	154,674
iRobot Corp. (a)(d)	17,599	246,210
Jarden Corp. (a)	38,231	981,390
KB Home (d)	41,336	859,789
Koss Corp.	1,552	22,551
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc. (d)	24,674	$ 186,782
Leggett & Platt, Inc.	100,000	2,231,000
Lennar Corp. Class A (d)	90,467	1,189,641
Lenox Group, Inc. (a)	2,200	352
Libbey, Inc. (d)	3,319	30,867
Lifetime Brands, Inc.	300	2,907
M.D.C. Holdings, Inc.	20,248	839,280
M/I Homes, Inc.	15,821	283,354
Meritage Homes Corp. (a)(d)	34,176	800,402
Mohawk Industries, Inc. (a)(d)	29,202	2,016,398
National Presto Industries, Inc.	3,694	285,620
Newell Rubbermaid, Inc.	172,753	3,126,829
NVR, Inc. (a)(d)	2,698	1,612,676
Orleans Homebuilders, Inc. (d)	3,981	19,507
Palm Harbor Homes, Inc. (a)(d)	5,872	52,848
Pulte Homes, Inc.	109,230	1,584,927
Rockford Corp. (a)	2,500	2,600
Russ Berrie & Co., Inc. (a)	3,505	26,603
Ryland Group, Inc. (d)	19,744	457,666
Sealy Corp., Inc. (d)	21,635	144,738
Skyline Corp.	6,539	149,547
Snap-On, Inc.	34,091	1,943,869
Standard Pacific Corp. (d)	46,238	147,962
Stanley Furniture Co., Inc.	5,015	41,374
Tempur-Pedic International, Inc. (d)	42,000	475,020
The Stanley Works	45,853	2,198,651
Toll Brothers, Inc. (a)	80,021	1,990,922
Tupperware Brands Corp.	31,899	1,139,432
Universal Electronics, Inc. (a)	4,760	124,807
Whirlpool Corp.	40,109	3,263,268
Woodbridge Holdings Corp. (a)	2,687	1,827
		45,608,315
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	172,890
Amazon.com, Inc. (a)	171,210	13,835,480
Blue Nile, Inc. (a)(d)	13,187	548,975
dELiA*s, Inc. (a)	3,463	8,623
Drugstore.com, Inc. (a)(d)	8,721	20,756
Expedia, Inc. (a)	134,594	2,376,930
Gaiam, Inc. Class A (a)(d)	14,668	186,724
Hollywood Media Corp. (a)	1,200	3,288
HSN, Inc. (a)	22,863	334,943
Liberty Media Corp. - Interactive Series A (a)	352,121	4,785,324
Netflix, Inc. (a)(d)	33,534	1,034,189
NutriSystem, Inc. (d)	14,474	287,598
Orbitz Worldwide, Inc. (a)(d)	15,000	92,550
Overstock.com, Inc. (a)(d)	2,976	62,913
PetMed Express, Inc. (a)	7,165	102,030
Priceline.com, Inc. (a)(d)	18,799	1,747,931
Shutterfly, Inc. (a)	15,019	139,677

	Shares	Value
Stamps.com, Inc. (a)	4,851	$ 66,604
Ticketmaster (a)	22,863	489,954
ValueVision Media, Inc. Class A (a)	21,687	50,748
		26,348,127
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	100	698
Arctic Cat, Inc.	5,971	61,680
Brunswick Corp. (d)	46,016	634,561
Callaway Golf Co.	39,789	540,335
Eastman Kodak Co. (d)	160,563	2,599,515
Hasbro, Inc.	77,355	2,893,077
JAKKS Pacific, Inc. (a)	19,673	490,841
Johnson Outdoors, Inc. Class A	2,747	42,359
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	213,928
Marine Products Corp.	13,658	111,040
Mattel, Inc.	217,792	4,209,919
Meade Instruments Corp. (a)	2,600	1,300
Nautilus, Inc. (d)	6,001	31,925
Polaris Industries, Inc. (d)	17,627	794,801
Pool Corp. (d)	28,128	682,385
RC2 Corp. (a)	10,486	263,933
Smith & Wesson Holding Corp. (a)	23,199	131,538
Steinway Musical Instruments, Inc. (a)	5,374	155,362
Sturm Ruger & Co., Inc. (a)	42,290	308,717
		14,167,914
Media - 2.6%
4Kids Entertainment, Inc. (a)	12,821	116,415
A.H. Belo Corp. Class A	8,701	42,200
ACME Communications, Inc. (a)	6,009	6,850
Alloy, Inc. (a)	1,732	12,436
Arbitron, Inc. (d)	16,342	783,762
Ballantyne of Omaha, Inc. (a)	100	431
Belo Corp. Series A (d)	43,507	318,906
Cablevision Systems Corp. - NY Group Class A	125,132	4,038,010
Carmike Cinemas, Inc. (d)	16,306	85,933
CBS Corp. Class B	343,659	5,560,403
Charter Communications, Inc. Class A (a)	192,995	202,645
Cinemark Holdings, Inc.	31,385	461,046
Citadel Broadcasting Corp. (a)(d)	81,876	81,876
CKX, Inc. (a)	23,871	190,252
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	26,451	443,583
Comcast Corp. Class A	1,625,000	34,417,500
Cox Radio, Inc. Class A (a)(d)	27,951	311,654
Crown Media Holdings, Inc. Class A (a)(d)	9,666	48,620
Cumulus Media, Inc. Class A (a)(d)	44,350	208,002
Discovery Holding Co. Class A (a)	171,957	3,478,690
DISH Network Corp. Class A (a)	117,582	3,316,988
Dolan Media Co. (d)	10,000	152,500
DreamWorks Animation SKG, Inc. Class A (a)	40,000	1,275,200
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
E.W. Scripps Co. Class A	13,637	$ 99,141
Emmis Communications Corp. Class A (a)(d)	9,275	20,312
Entercom Communications Corp. Class A	17,572	107,365
Entravision Communication Corp. Class A (a)	53,671	171,747
Fisher Communications, Inc.	3,105	107,961
Gannett Co., Inc.	136,804	2,433,743
GateHouse Media, Inc. (d)	31,868	19,121
Gray Television, Inc.	8,695	21,390
Harris Interactive, Inc. (a)	6,269	10,595
Harte-Hanks, Inc.	19,946	246,333
Hearst-Argyle Television, Inc. (d)	9,723	192,515
Idearc, Inc. (d)	83,113	137,136
Image Entertainment, Inc. (a)	700	819
Insignia Systems, Inc. (a)	2,664	5,648
Interactive Data Corp.	21,445	645,495
Interpublic Group of Companies, Inc. (a)	281,949	2,650,321
John Wiley & Sons, Inc. Class A	34,061	1,620,622
Journal Communications, Inc. Class A	22,879	116,912
Knology, Inc. (a)(d)	33,900	342,390
Lamar Advertising Co. Class A (a)(d)	35,541	1,320,348
Lee Enterprises, Inc. (d)	27,681	103,804
Liberty Global, Inc. Class A (a)	198,763	6,992,482
Liberty Media Corp.:
Capital Series A (a)	88,904	1,444,690
Entertainment Class A (a)	296,161	8,230,314
LIN TV Corp. Class A (a)	41,885	257,593
Live Nation, Inc. (a)(d)	34,464	553,147
LodgeNet Entertainment Corp. (a)(d)	15,151	60,452
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	163,943
Marvel Entertainment, Inc. (a)	34,169	1,157,304
McGraw-Hill Companies, Inc.	191,810	8,217,140
Media General, Inc. Class A (d)	25,296	311,141
Mediacom Communications Corp. Class A (a)(d)	70,280	590,352
Meredith Corp.	20,290	575,830
Morningstar, Inc. (a)	7,506	490,217
National CineMedia, Inc.	37,485	419,457
Navarre Corp. (a)	6,926	11,220
New Frontier Media, Inc.	5,971	23,108
News Corp. Class A	1,341,990	19,002,578
Omnicom Group, Inc.	185,000	7,842,150
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	18,936
PRIMEDIA, Inc.	6,332	18,363
R.H. Donnelley Corp. (a)(d)	35,467	133,001
Radio One, Inc. Class D (non-vtg.) (a)	27,442	26,070
RCN Corp. (a)	19,644	272,266
Regal Entertainment Group Class A	45,163	756,932
Regent Communication, Inc. (a)	7,397	5,770

	Shares	Value
Rentrak Corp. (a)	600	$ 9,090
Saga Communications, Inc. Class A (a)	932	5,862
Salem Communications Corp. Class A	2,015	3,829
Scholastic Corp.	20,042	523,096
Scripps Networks Interactive, Inc. Class A	40,911	1,699,443
Sinclair Broadcast Group, Inc. Class A	28,926	205,085
Sirius XM Radio, Inc. (a)	1,708,013	2,271,657
Spanish Broadcasting System, Inc. Class A (a)	8,120	3,329
The DIRECTV Group, Inc. (a)(d)	360,630	10,173,372
The McClatchy Co. Class A (d)	23,941	86,906
The New York Times Co. Class A (d)	75,000	974,250
The Walt Disney Co.	1,045,768	33,830,595
Time Warner Cable, Inc. (a)(d)	101,995	2,728,366
Time Warner, Inc.	2,169,794	35,519,528
Valassis Communications, Inc. (a)(d)	32,378	304,677
Viacom, Inc. Class B (non-vtg.) (a)	325,338	9,590,964
Virgin Media, Inc. (d)	168,048	1,915,747
Warner Music Group Corp.	28,685	246,117
Washington Post Co. Class B	3,006	1,793,079
Westwood One, Inc.	61,958	50,806
World Wrestling Entertainment, Inc. Class A	7,730	125,767
Young Broadcasting, Inc. Class A (a)	3,209	353
		225,563,994
Multiline Retail - 0.6%
99 Cents Only Stores (a)(d)	14,698	125,815
Big Lots, Inc. (a)(d)	50,502	1,493,344
Dillard's, Inc. Class A (d)	44,543	568,814
Dollar Tree, Inc. (a)	59,115	2,267,651
Family Dollar Stores, Inc.	76,753	1,912,685
Fred's, Inc. Class A	15,389	215,754
JCPenney Co., Inc.	109,065	4,250,263
Kohl's Corp. (a)	157,906	7,764,238
Macy's, Inc.	238,833	4,972,503
Nordstrom, Inc.	113,160	3,519,276
Retail Ventures, Inc. (a)	12,266	57,405
Saks, Inc. (a)(d)	70,770	806,778
Sears Holdings Corp. (a)(d)	43,256	3,977,389
Target Corp.	422,447	22,398,140
The Bon-Ton Stores, Inc. (d)	8,752	35,008
Tuesday Morning Corp. (a)	10,850	45,679
		54,410,742
Specialty Retail - 1.8%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	27,913
Aaron Rents, Inc.	40,571	1,158,708
Abercrombie & Fitch Co. Class A	47,511	2,491,952
Advance Auto Parts, Inc.	56,033	2,411,660
Aeropostale, Inc. (a)	40,000	1,394,400
America's Car Mart, Inc. (a)(d)	3,150	59,567
American Eagle Outfitters, Inc.	104,167	1,567,713
AnnTaylor Stores Corp. (a)	32,435	787,522
Asbury Automotive Group, Inc.	15,449	187,551
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	70,170	$ 796,430
AutoZone, Inc. (a)	27,774	3,811,426
Barnes & Noble, Inc.	31,168	770,785
bebe Stores, Inc.	8,695	84,342
Bed Bath & Beyond, Inc. (a)	147,636	4,526,520
Best Buy Co., Inc.	189,838	8,499,047
Big 5 Sporting Goods Corp.	18,888	169,614
Blockbuster, Inc. Class A (a)(d)	111,889	268,534
Books-A-Million, Inc.	5,135	34,661
Borders Group, Inc. (d)	41,722	292,054
Brown Shoe Co., Inc.	19,077	289,970
Build-A-Bear Workshop, Inc. (a)(d)	4,710	34,948
Cabela's, Inc. Class A (a)(d)	22,572	276,507
Cache, Inc. (a)	3,350	39,229
CarMax, Inc. (a)(d)	123,190	1,823,212
Casual Male Retail Group, Inc. (a)(d)	8,101	30,946
Charlotte Russe Holding, Inc. (a)	4,919	58,093
Charming Shoppes, Inc. (a)(d)	65,546	353,948
Chico's FAS, Inc. (a)	88,466	507,795
Christopher & Banks Corp. (d)	21,140	203,367
Circuit City Stores, Inc. (d)	76,296	137,333
Citi Trends, Inc. (a)(d)	9,399	193,807
Coldwater Creek, Inc. (a)	20,231	147,282
Collective Brands, Inc. (a)(d)	45,368	658,743
Conn's, Inc. (a)(d)	7,047	134,739
Cost Plus, Inc. (a)(d)	4,090	5,194
Dick's Sporting Goods, Inc. (a)	55,422	1,268,610
Dress Barn, Inc. (a)(d)	15,692	255,152
DSW, Inc. Class A (a)(d)	18,311	266,059
Eddie Bauer Holdings, Inc. (a)	33,562	209,427
Emerging Vision, Inc. (a)	3,800	456
Finish Line, Inc. Class A	34,767	420,333
Foot Locker, Inc.	82,534	1,344,479
Gamestop Corp. Class A (a)	84,417	3,703,374
Gap, Inc.	305,380	5,939,641
Genesco, Inc. (a)(d)	12,717	465,569
Group 1 Automotive, Inc.	9,792	207,199
Guess?, Inc.	30,361	1,131,554
Gymboree Corp. (a)	20,000	785,000
Haverty Furniture Companies, Inc.	4,389	48,455
Hibbett Sports, Inc. (a)(d)	26,443	631,988
Home Depot, Inc.	971,640	26,350,877
Hot Topic, Inc. (a)	8,301	51,549
J. Crew Group, Inc. (a)(d)	24,628	650,425
Jo-Ann Stores, Inc. (a)	16,826	420,145
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	320,145
Kirkland's, Inc. (a)	2,250	5,130
Limited Brands, Inc.	163,083	3,392,126
Lithia Motors, Inc. Class A (sub. vtg.) (d)	2,182	10,583
Lowe's Companies, Inc.	847,551	20,883,657
MarineMax, Inc. (a)(d)	3,071	24,322

	Shares	Value
Midas, Inc. (a)	17,549	$ 252,179
Monro Muffler Brake, Inc.	15,678	325,005
Mothers Work, Inc. (a)	1,194	18,161
New York & Co., Inc. (a)(d)	22,599	266,668
NexCen Brands, Inc. (a)	8,613	3,189
O'Reilly Automotive, Inc. (a)	77,181	2,247,511
Office Depot, Inc. (a)	155,219	1,092,742
OfficeMax, Inc.	37,180	455,083
Pacific Sunwear of California, Inc. (a)(d)	42,886	271,468
Penske Auto Group, Inc. (d)	31,974	423,656
Perfumania Holdings, Inc. (a)	325	7,712
PetSmart, Inc.	82,981	2,237,998
Pier 1 Imports, Inc. (a)	64,537	285,254
Pomeroy IT Solutions, Inc. (a)	3,416	17,763
RadioShack Corp.	79,250	1,506,543
Rent-A-Center, Inc. (a)	35,909	813,698
Rex Stores Corp. (a)	3,513	45,388
Ross Stores, Inc.	79,952	3,214,870
Sally Beauty Holdings, Inc. (a)(d)	63,165	539,429
Select Comfort Corp. (a)(d)	29,583	70,999
Sherwin-Williams Co.	56,706	3,320,136
Shoe Carnival, Inc. (a)	3,092	50,461
Sonic Automotive, Inc. Class A (sub. vtg.)	32,899	353,993
Sport Chalet:
Class A (a)	175	604
Class B (a)	25	79
Stage Stores, Inc.	23,109	367,895
Staples, Inc.	400,953	9,703,063
Stein Mart, Inc.	10,292	40,653
Systemax, Inc. (d)	7,631	117,670
Talbots, Inc. (d)	11,749	160,609
The Buckle, Inc.	13,515	701,834
The Cato Corp. Class A (sub. vtg.)	24,368	429,120
The Children's Place Retail Stores, Inc. (a)	21,041	882,670
The Men's Wearhouse, Inc.	22,298	488,326
The Pep Boys - Manny, Moe & Jack (d)	13,830	121,704
Tiffany & Co., Inc.	73,099	3,228,783
TJX Companies, Inc.	252,000	9,132,480
Tractor Supply Co. (a)(d)	17,878	761,960
Trans World Entertainment Corp. (a)	3,463	10,008
TravelCenters of America LLC (a)	9,983	26,954
Tween Brands, Inc. (a)	17,713	192,363
Urban Outfitters, Inc. (a)	64,815	2,308,710
West Marine, Inc. (a)	3,821	18,914
Wet Seal, Inc. Class A (a)	63,290	298,096
Williams-Sonoma, Inc.	47,290	836,560
Zale Corp. (a)(d)	26,205	715,659
Zumiez, Inc. (a)(d)	15,094	217,505
		151,603,892
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	1,176
Carter's, Inc. (a)(d)	40,282	741,592
Cherokee, Inc.	7,207	158,770
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc. (a)	201,185	$ 5,832,353
Columbia Sportswear Co. (d)	8,418	340,003
Crocs, Inc. (a)(d)	38,013	157,754
Deckers Outdoor Corp. (a)	6,699	761,609
Fossil, Inc. (a)	24,493	732,831
G-III Apparel Group Ltd. (a)(d)	10,000	185,100
Hanesbrands, Inc. (a)	59,639	1,421,794
Iconix Brand Group, Inc. (a)(d)	23,379	302,290
Jones Apparel Group, Inc.	55,726	1,106,718
K-Swiss, Inc. Class A	15,228	261,160
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	177,736
Liz Claiborne, Inc.	51,997	842,871
Maidenform Brands, Inc. (a)	15,782	238,308
Movado Group, Inc.	10,191	236,329
NIKE, Inc. Class B	205,934	12,481,660
Oxford Industries, Inc.	10,105	230,899
Perry Ellis International, Inc. (a)	2,923	49,866
Phillips-Van Heusen Corp.	37,458	1,425,651
Polo Ralph Lauren Corp. Class A	33,080	2,510,110
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	431,906
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	259,248
Steven Madden Ltd. (a)(d)	16,880	424,532
Tarrant Apparel Group (a)	2,700	1,863
Timberland Co. Class A (a)	25,130	423,692
True Religion Apparel, Inc. (a)(d)	16,963	460,545
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	1,049,426
Unifi, Inc. (a)	7,247	28,916
Unifirst Corp.	6,314	271,691
VF Corp.	47,723	3,782,048
Volcom, Inc. (a)(d)	13,377	238,646
Warnaco Group, Inc. (a)	30,096	1,552,051
Wolverine World Wide, Inc.	36,170	952,356
		40,073,500
TOTAL CONSUMER DISCRETIONARY		749,977,018
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	422,216	28,651,578
Boston Beer Co., Inc. Class A (a)	10,271	461,887
Brown-Forman Corp. Class B (non-vtg.)	41,369	2,978,982
Central European Distribution Corp. (a)(d)	18,777	1,083,245
Coca-Cola Bottling Co. Consolidated	3,600	146,088
Coca-Cola Enterprises, Inc.	158,027	2,697,521

	Shares	Value
Constellation Brands, Inc. Class A (sub. vtg.) (a)	118,084	$ 2,492,753
Dr Pepper Snapple Group, Inc. (a)(d)	140,400	3,469,284
Hansen Natural Corp. (a)(d)	45,140	1,240,447
Jones Soda Co. (a)(d)	17,449	31,408
Molson Coors Brewing Co. Class B	80,094	3,816,479
National Beverage Corp.	8,950	81,624
Pepsi Bottling Group, Inc.	81,051	2,397,489
PepsiAmericas, Inc.	35,504	831,859
PepsiCo, Inc.	931,226	63,770,356
The Coca-Cola Co.	1,227,438	63,912,697
		178,063,697
Food & Staples Retailing - 2.3%
Andersons, Inc. (d)	16,319	733,702
Arden Group, Inc. Class A	100	16,675
BJ's Wholesale Club, Inc. (a)(d)	39,726	1,510,780
Casey's General Stores, Inc.	25,817	748,693
Costco Wholesale Corp.	247,897	16,623,973
CVS Caremark Corp.	823,322	30,133,585
Ingles Markets, Inc. Class A	17,056	421,454
Kroger Co.	348,787	9,633,497
Longs Drug Stores Corp.	23,792	1,704,697
Nash-Finch Co. (d)	13,340	543,205
Pricesmart, Inc.	7,191	152,809
Rite Aid Corp. (a)(d)	341,401	413,095
Ruddick Corp.	23,792	757,537
Safeway, Inc.	247,979	6,531,767
Spartan Stores, Inc.	19,591	445,499
SUPERVALU, Inc.	116,511	2,701,890
Susser Holdings Corp. (a)(d)	7,000	130,970
Sysco Corp.	351,318	11,182,452
The Great Atlantic & Pacific Tea Co. (a)(d)	22,907	373,842
The Pantry, Inc. (a)	9,194	168,618
United Natural Foods, Inc. (a)(d)	18,561	356,742
Wal-Mart Stores, Inc.	1,425,000	84,174,750
Walgreen Co.	572,370	20,851,439
Weis Markets, Inc.	5,971	226,002
Whole Foods Market, Inc. (d)	73,811	1,351,479
Winn-Dixie Stores, Inc. (a)	23,750	335,350
		192,224,502
Food Products - 1.5%
Alico, Inc.	200	8,630
Archer Daniels Midland Co.	332,690	8,470,287
B&G Foods, Inc. Class A	10,692	86,178
Bridgford Foods Corp. (a)	400	2,380
Bunge Ltd. (d)	68,134	6,088,454
Cal-Maine Foods, Inc. (d)	13,323	526,125
Campbell Soup Co.	140,305	5,164,627
Chiquita Brands International, Inc. (a)(d)	28,314	415,650
ConAgra Foods, Inc.	287,184	6,108,404
Corn Products International, Inc.	43,177	1,933,898
Darling International, Inc. (a)	56,190	771,489
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	97,825	$ 2,462,255
Del Monte Foods Co.	110,096	938,018
Diamond Foods, Inc.	8,240	207,401
Farmer Brothers Co.	3,606	93,972
Flowers Foods, Inc.	44,109	1,166,242
Fresh Del Monte Produce, Inc. (a)(d)	34,840	808,636
General Mills, Inc.	188,686	12,487,239
Green Mountain Coffee Roasters, Inc. (a)(d)	17,968	655,652
H.J. Heinz Co.	166,980	8,402,434
Hain Celestial Group, Inc. (a)(d)	27,071	703,575
Hershey Co.	90,954	3,282,530
Hormel Foods Corp.	35,976	1,282,904
J&J Snack Foods Corp.	8,901	299,875
John B. Sanfilippo & Son, Inc. (a)	2,965	28,286
Kellogg Co.	134,890	7,343,412
Kraft Foods, Inc. Class A	777,217	24,490,108
Lancaster Colony Corp.	10,046	349,400
Lance, Inc.	22,781	466,783
McCormick & Co., Inc. (non-vtg.)	69,908	2,827,779
Omega Protein Corp. (a)	7,368	100,057
Pilgrims Pride Corp. Class B	21,585	277,151
Ralcorp Holdings, Inc. (a)	32,674	2,006,184
Reddy Ice Holdings, Inc. (d)	29,155	245,485
Sanderson Farms, Inc. (d)	9,009	309,099
Sara Lee Corp.	396,544	5,353,344
Seneca Foods Group Class A (a)	2,582	52,260
Smithfield Foods, Inc. (a)	72,088	1,449,690
Tasty Baking Co.	200	840
The J.M. Smucker Co.	35,921	1,947,996
Tootsie Roll Industries, Inc. (d)	12,340	351,443
TreeHouse Foods, Inc. (a)	17,645	489,825
Tyson Foods, Inc. Class A	152,436	2,213,371
Wm. Wrigley Jr. Co.	135,000	10,729,800
Zapata Corp. (a)	880	6,072
		123,405,240
Household Products - 2.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	204,479
Church & Dwight Co., Inc.	36,451	2,278,188
Clorox Co. (d)	79,317	4,687,635
Colgate-Palmolive Co.	301,126	22,894,610
Energizer Holdings, Inc. (a)(d)	30,990	2,632,291
Kimberly-Clark Corp.	240,284	14,820,717
Oil-Dri Corp. of America	750	13,800
Procter & Gamble Co.	1,771,603	123,604,741
Spectrum Brands, Inc. (a)(d)	7,046	11,978
WD-40 Co.	17,261	602,236
		171,750,675
Personal Products - 0.2%
Alberto-Culver Co.	43,673	1,142,486

	Shares	Value
Avon Products, Inc.	252,096	$ 10,797,272
Bare Escentuals, Inc. (a)(d)	32,335	402,247
Chattem, Inc. (a)(d)	10,426	731,071
Elizabeth Arden, Inc. (a)	20,607	421,619
Estee Lauder Companies, Inc. Class A	64,978	3,233,955
Herbalife Ltd.	27,514	1,295,909
Inter Parfums, Inc.	7,707	109,362
Mannatech, Inc. (d)	6,969	30,873
NBTY, Inc. (a)	36,685	1,219,409
Nu Skin Enterprises, Inc. Class A	31,094	520,825
Prestige Brands Holdings, Inc. (a)	29,135	276,783
Revlon, Inc. Class A (sub. vtg.) (a)	120,573	167,596
USANA Health Sciences, Inc. (a)(d)	2,496	94,499
		20,443,906
Tobacco - 1.3%
Alliance One International, Inc. (a)	62,572	251,539
Altria Group, Inc.	1,193,326	25,095,646
Lorillard, Inc. (a)	103,102	7,448,088
Philip Morris International, Inc.	1,210,514	65,004,602
Reynolds American, Inc.	99,242	5,257,841
Star Scientific, Inc. (a)(d)	17,410	56,060
Universal Corp.	18,429	956,834
UST, Inc.	81,538	4,369,621
Vector Group Ltd. (d)	22,991	424,414
		108,864,645
TOTAL CONSUMER STAPLES		794,752,665
ENERGY - 12.8%
Energy Equipment & Services - 3.0%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	322,820
Atwood Oceanics, Inc. (a)	32,070	1,303,966
Baker Hughes, Inc.	174,650	13,973,747
Basic Energy Services, Inc. (a)	25,150	735,135
BJ Services Co.	163,083	4,378,779
Bristow Group, Inc. (a)(d)	13,502	550,477
Bronco Drilling Co., Inc. (a)(d)	23,244	368,417
Cal Dive International, Inc. (a)(d)	40,601	468,942
Cameron International Corp. (a)	120,902	5,632,824
Carbo Ceramics, Inc. (d)	11,939	717,534
Complete Production Services, Inc. (a)(d)	25,671	758,578
Dawson Geophysical Co. (a)	5,936	372,365
Diamond Offshore Drilling, Inc.	36,031	3,960,167
Dresser-Rand Group, Inc. (a)	55,969	2,270,103
Dril-Quip, Inc. (a)	15,639	860,301
ENSCO International, Inc.	78,619	5,328,796
Exterran Holdings, Inc. (a)	41,449	1,894,634
Exterran Partners LP	3,000	66,600
FMC Technologies, Inc. (a)	72,961	3,907,791
Global Industries Ltd. (a)	59,392	574,321
Grey Wolf, Inc. (a)	141,083	1,228,833
Gulf Island Fabrication, Inc.	12,498	538,289
Gulfmark Offshore, Inc. (a)	15,302	766,630
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	505,459	$ 22,209,868
Helix Energy Solutions Group, Inc. (a)	46,821	1,440,682
Helmerich & Payne, Inc.	49,860	2,848,003
Hercules Offshore, Inc. (a)(d)	53,969	1,191,096
Hornbeck Offshore Services, Inc. (a)(d)	14,462	637,196
IHS, Inc. Class A (a)	26,000	1,668,160
ION Geophysical Corp. (a)	40,726	656,503
Key Energy Services, Inc. (a)	65,200	1,095,360
Lufkin Industries, Inc.	8,637	801,427
Matrix Service Co. (a)	13,631	358,223
Mitcham Industries, Inc. (a)	1,791	27,366
Nabors Industries Ltd. (a)(d)	165,000	5,874,000
NATCO Group, Inc. Class A (a)	17,884	906,540
National Oilwell Varco, Inc. (a)	237,256	17,492,885
Natural Gas Services Group, Inc. (a)	22,504	583,754
Newpark Resources, Inc. (a)	71,959	617,408
Noble Corp.	151,180	7,602,842
Oceaneering International, Inc. (a)	30,889	1,927,782
Oil States International, Inc. (a)	28,576	1,589,683
OYO Geospace Corp. (a)	1,552	76,141
Parker Drilling Co. (a)(d)	58,520	542,480
Patterson-UTI Energy, Inc.	90,000	2,557,800
PHI, Inc. (non-vtg.) (a)	17,859	685,964
Pioneer Drilling Co. (a)	45,844	768,345
Pride International, Inc. (a)	91,092	3,498,844
Rowan Companies, Inc.	59,523	2,198,780
RPC, Inc.	19,909	362,941
Schlumberger Ltd. (NY Shares)	686,130	64,647,169
SEACOR Holdings, Inc. (a)(d)	24,139	2,127,853
Smith International, Inc.	135,442	9,440,307
Superior Energy Services, Inc. (a)	45,772	2,153,115
Superior Well Services, Inc. (a)	13,630	449,245
T-3 Energy Services, Inc. (a)	9,010	503,028
TETRA Technologies, Inc. (a)	38,187	845,460
Tidewater, Inc.	25,568	1,551,211
Transocean, Inc. (a)	179,443	22,825,150
Trico Marine Services, Inc. (a)(d)	3,463	82,246
Union Drilling, Inc. (a)	1,488	21,159
Unit Corp. (a)	26,446	1,791,188
Weatherford International Ltd. (a)	393,726	15,189,949
		252,827,202
Oil, Gas & Consumable Fuels - 9.8%
Alliance Resource Partners LP	12,763	595,139
Alon USA Energy, Inc. (d)	10,971	133,736
Alpha Natural Resources, Inc. (a)	37,415	3,707,827
Anadarko Petroleum Corp.	268,163	16,553,702
Apache Corp.	193,000	22,075,340
Arch Coal, Inc.	81,316	4,410,580
Arena Resources, Inc. (a)	21,322	952,454
Arlington Tankers Ltd. (d)	16,838	310,493
Atlas America, Inc.	30,664	1,149,287

	Shares	Value
Atlas Energy Resources LLC	22,000	$ 771,540
Atlas Pipeline Partners, LP	19,837	677,037
ATP Oil & Gas Corp. (a)(d)	14,183	364,503
Aventine Renewable Energy Holdings, Inc. (a)(d)	13,661	87,430
Berry Petroleum Co. Class A	19,208	799,437
Bill Barrett Corp. (a)	17,460	687,575
Boardwalk Pipeline Partners, LP	9,553	234,717
BP Prudhoe Bay Royalty Trust (d)	15,544	1,434,400
BPZ Energy, Inc. (a)(d)	33,632	662,550
BreitBurn Energy Partners LP	30,000	498,000
Brigham Exploration Co. (a)(d)	22,535	305,800
Buckeye GP Holdings LP	7,000	133,350
Buckeye Partners LP	27,437	1,188,296
Cabot Oil & Gas Corp.	63,279	2,812,119
Callon Petroleum Co. (a)	25,119	499,115
Calumet Specialty Products Partners LP	7,489	107,018
Capital Product Partners LP	8,000	124,560
Carrizo Oil & Gas, Inc. (a)(d)	19,490	967,484
Cheniere Energy, Inc. (a)(d)	23,057	86,694
Chesapeake Energy Corp.	298,099	14,427,992
Chevron Corp.	1,200,183	103,599,797
Cimarex Energy Co.	50,000	2,777,000
Clayton Williams Energy, Inc. (a)	2,603	210,687
Clean Energy Fuels Corp. (a)(d)	25,224	434,862
CNX Gas Corp. (a)	21,396	649,155
Comstock Resources, Inc. (a)	34,313	2,228,286
Concho Resources, Inc.	26,479	865,069
ConocoPhillips	831,345	68,594,276
CONSOL Energy, Inc.	103,032	6,976,297
Contango Oil & Gas Co. (a)	9,837	699,607
Continental Resources, Inc. (a)	25,537	1,281,191
Copano Energy LLC	22,780	720,531
Cross Timbers Royalty Trust	5,687	275,933
Crosstex Energy LP	10,971	279,431
Crosstex Energy, Inc. (d)	29,878	973,126
CVR Energy, Inc. (d)	42,262	589,132
DCP Midstream Partners LP	8,072	197,764
Delek US Holdings, Inc.	38,177	301,598
Delta Petroleum Corp. (a)(d)	39,234	704,643
Denbury Resources, Inc. (a)	137,725	3,427,975
Devon Energy Corp.	242,500	24,747,125
Dht Maritime, Inc. (d)	24,991	222,670
Dorchester Minerals LP	9,580	265,845
Duncan Energy Partners L.P.	9,000	163,080
Edge Petroleum Corp. (a)	12,945	59,029
El Paso Corp.	417,685	7,000,401
El Paso Pipeline Partners LP	13,577	250,767
Enbridge Energy Management LLC	4,921	248,806
Enbridge Energy Partners LP	31,028	1,506,099
Encore Acquisition Co. (a)	32,292	1,664,976
Energy Partners Ltd. (a)	16,402	195,184
Energy Transfer Equity LP	82,027	2,366,479
Energy Transfer Partners LP	46,449	2,066,981
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise GP Holdings LP	10,000	$ 297,200
Enterprise Products Partners LP	166,718	4,909,845
EOG Resources, Inc.	140,000	14,618,800
Evergreen Energy, Inc. (a)(d)	25,886	46,595
EXCO Resources, Inc. (a)	46,496	1,231,214
Exxon Mobil Corp.	3,110,000	248,831,044
Forest Oil Corp. (a)	44,530	2,534,648
Foundation Coal Holdings, Inc.	24,547	1,451,955
Frontier Oil Corp.	56,246	1,089,485
FX Energy, Inc. (a)(d)	15,412	129,461
Gasco Energy, Inc. (a)(d)	113,818	299,341
General Maritime Corp. (d)	12,896	318,531
Genesis Energy LP	15,445	281,099
GMX Resources, Inc. (a)	8,349	566,396
Goodrich Petroleum Corp. (a)(d)	16,672	847,771
Gulfport Energy Corp. (a)	10,000	133,400
Harvest Natural Resources, Inc. (a)	18,697	207,163
Hess Corp.	166,439	17,427,828
HKN, Inc. (a)	68	641
Holly Corp.	24,445	782,240
Holly Energy Partners LP	2,500	84,275
Hugoton Royalty Trust	30,923	957,995
Inergy LP	24,477	645,214
International Coal Group, Inc. (a)(d)	93,832	959,901
James River Coal Co. (a)(d)	20,322	856,979
K-Sea Transportation Partners LP	6,393	164,044
Kinder Morgan Energy Partners LP	100,171	5,753,822
Kinder Morgan Management LLC	43,517	2,415,194
Legacy Reserves LP	9,781	196,500
Linn Energy LLC	65,306	1,412,569
Magellan Midstream Holdings LP	16,165	358,378
Magellan Midstream Partners LP	34,102	1,267,912
Marathon Oil Corp.	407,684	18,374,318
Mariner Energy, Inc. (a)	47,703	1,387,680
Markwest Energy Partners LP	22,804	785,370
Massey Energy Co.	47,491	3,132,506
McMoRan Exploration Co. (a)(d)	30,549	835,515
Meridian Resource Corp. (a)	10,597	28,718
Murphy Oil Corp.	110,068	8,643,640
Natural Resource Partners LP	18,742	650,160
Newfield Exploration Co. (a)	72,351	3,271,712
Noble Energy, Inc.	97,000	6,957,810
NuStar Energy LP	29,285	1,445,508
NuStar GP Holdings LLC	20,516	433,503
Occidental Petroleum Corp.	473,662	37,589,816
ONEOK Partners LP	26,974	1,619,789
Overseas Shipholding Group, Inc. (d)	12,480	895,315
Pacific Ethanol, Inc. (a)(d)	13,826	28,482
Parallel Petroleum Corp. (a)	33,729	446,572
Patriot Coal Corp. (a)	44,344	2,658,866
Peabody Energy Corp.	153,461	9,660,370

	Shares	Value
Penn Virginia Corp.	23,690	$ 1,567,804
Penn Virginia GP Holdings, L.P.	4,000	114,760
Penn Virginia Resource Partners LP	14,674	365,676
Petrohawk Energy Corp. (a)	140,506	4,862,913
Petroleum Development Corp. (a)	12,746	774,829
Petroquest Energy, Inc. (a)	31,286	578,478
Pioneer Natural Resources Co.	67,171	4,243,192
Plains Exploration & Production Co. (a)	63,969	3,447,929
Quest Energy Partners LP	10,000	114,100
Quicksilver Resources, Inc. (a)	61,354	1,484,153
Range Resources Corp.	86,384	4,009,945
Regency Energy Partners LP	12,271	305,793
Rentech, Inc. (a)(d)	48,574	114,635
Rex Energy Corp. (a)	16,433	329,810
Rosetta Resources, Inc. (a)	40,250	935,813
SandRidge Energy, Inc.	51,725	1,810,375
Semgroup Energy Partners LP	8,000	83,200
Ship Finance International Ltd. (NY Shares) (d)	34,139	950,088
Southwestern Energy Co. (a)	198,253	7,606,968
Spectra Energy Corp.	370,001	9,790,226
St. Mary Land & Exploration Co.	36,528	1,542,212
Stone Energy Corp. (a)	25,572	1,219,017
Sunoco Logistics Partners LP	11,551	561,841
Sunoco, Inc.	71,267	3,162,829
Swift Energy Co. (a)(d)	18,822	879,176
Syntroleum Corp. (a)(d)	28,735	46,551
Targa Resources Partners LP	30,098	719,342
TC Pipelines LP	7,861	268,610
Teekay Corp.	27,734	986,221
Teekay LNG Partners LP	13,391	304,645
Teekay Offshore Partners LP	7,000	112,700
TEPPCO Partners LP	44,246	1,419,854
Tesoro Corp.	75,867	1,407,333
Toreador Resources Corp. (a)(d)	11,881	102,771
Transmontaigne Partners LP	5,000	126,450
TXCO Resources, Inc. (a)(d)	40,650	492,272
Ultra Petroleum Corp. (a)	87,862	5,987,795
Uranium Resources, Inc. (a)(d)	35,013	80,530
USEC, Inc. (a)(d)	51,272	295,327
Vaalco Energy, Inc. (a)	31,178	244,124
Valero Energy Corp.	315,799	10,977,173
Venoco, Inc. (a)	12,178	205,321
VeraSun Energy Corp. (a)(d)	59,306	341,603
Verenium Corp. (a)(d)	7,284	16,462
W&T Offshore, Inc.	21,307	749,154
Walter Industries, Inc.	32,000	3,001,600
Warren Resources, Inc. (a)	39,635	447,479
Western Refining, Inc. (d)	33,616	303,889
Westmoreland Coal Co. (a)(d)	6,000	121,080
Whiting Petroleum Corp. (a)	24,054	2,314,957
Williams Companies, Inc.	342,000	10,564,380
Williams Partners LP	20,371	618,056
Williams Pipeline Partners LP	10,000	171,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	17,378	$ 500,660
XTO Energy, Inc.	290,733	14,655,851
		831,664,919
TOTAL ENERGY		1,084,492,121
FINANCIALS - 15.4%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)(d)	25,000	2,380,500
AllianceBernstein Holding LP	13,073	708,949
Ameriprise Financial, Inc.	130,232	5,853,928
Bank of New York Mellon Corp.	670,000	23,188,700
BGC Partners, Inc. Class A	66,078	435,454
BlackRock, Inc. Class A	11,190	2,431,028
Broadpoint Securities Group, Inc. (a)	1,530	5,126
Calamos Asset Management, Inc. Class A	25,805	553,001
Charles Schwab Corp.	552,558	13,255,866
Cohen & Steers, Inc. (d)	20,212	588,169
E*TRADE Financial Corp. (a)(d)	204,624	654,797
Eaton Vance Corp. (non-vtg.)	74,361	2,655,431
Evercore Partners, Inc. Class A	10,000	132,600
FBR Capital Markets Corp. (a)(d)	20,000	97,000
FCStone Group, Inc. (a)(d)	11,523	240,946
Federated Investors, Inc. Class B (non-vtg.)	50,127	1,676,247
Fortress Investment Group LLC (d)	15,000	150,750
Franklin Resources, Inc.	93,173	9,736,579
GAMCO Investors, Inc. Class A	7,076	335,402
GFI Group, Inc.	31,192	361,827
GLG Partners, Inc. (d)	122,500	1,015,525
Goldman Sachs Group, Inc.	206,431	33,848,491
Greenhill & Co., Inc. (d)	5,719	378,026
HFF, Inc. (a)	4,989	24,845
Invesco Ltd.	248,773	6,376,052
Investment Technology Group, Inc. (a)	26,281	840,992
Janus Capital Group, Inc.	98,588	2,658,918
Jefferies Group, Inc.	66,276	1,273,162
JMP Group, Inc.	3,457	20,742
KBW, Inc. (a)(d)	13,800	407,652
Knight Capital Group, Inc. Class A (a)	70,244	1,211,007
LaBranche & Co., Inc. (a)	68,828	442,564
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	3,950
Lazard Ltd. Class A	26,955	1,142,622
Legg Mason, Inc.	79,237	3,528,424
Lehman Brothers Holdings, Inc.	400,768	6,448,357
Merrill Lynch & Co., Inc.	741,051	21,008,796
MF Global Ltd. (a)(d)	44,000	324,280
Morgan Stanley	574,723	23,465,940
National Holdings Corp. (a)	1,200	1,368

	Shares	Value
Northern Trust Corp.	129,000	$ 10,370,310
Och-Ziff Capital Management Group LLC Class A (d)	18,000	321,300
optionsXpress Holdings, Inc.	43,413	1,001,538
Paulson Capital Corp. (a)	3,105	9,346
Penson Worldwide, Inc. (a)(d)	12,876	216,961
Piper Jaffray Companies (a)	12,762	485,084
Raymond James Financial, Inc. (d)	54,754	1,688,066
Riskmetrics Group, Inc.	7,000	155,470
Sanders Morris Harris Group, Inc.	28,032	294,336
SEI Investments Co.	76,222	1,800,364
Siebert Financial Corp.	2,700	8,235
State Street Corp.	245,245	16,595,729
Stifel Financial Corp. (a)(d)	12,012	490,930
SWS Group, Inc.	20,138	406,385
T. Rowe Price Group, Inc.	153,001	9,082,139
TD Ameritrade Holding Corp. (a)	136,321	2,785,038
The Blackstone Group LP	74,868	1,338,640
Thomas Weisel Partners Group, Inc. (a)	30,673	187,719
TradeStation Group, Inc. (a)	25,693	257,958
U.S. Global Investments, Inc. Class A	8,884	125,709
W.P. Carey & Co. LLC	12,742	389,268
W.P. Stewart & Co. Ltd.	20,900	32,813
Waddell & Reed Financial, Inc. Class A	48,665	1,567,013
Westwood Holdings Group, Inc.	1,501	72,198
		219,546,562
Commercial Banks - 2.7%
1st Source Corp.	5,265	114,408
Abigail Adams National Bancorp, Inc.	302	1,737
Amcore Financial, Inc.	14,971	131,595
AmericanWest Bancorp (d)	9,499	16,338
Ameris Bancorp	7,595	91,292
Arrow Financial Corp.	1,861	45,929
Associated Banc-Corp. (d)	67,489	1,181,058
BancFirst Corp.	5,958	286,818
BancorpSouth, Inc.	45,000	1,035,900
BancTrust Financial Group, Inc.	4,882	41,204
Bank of Granite Corp. (d)	15,998	122,545
Bank of Hawaii Corp.	35,000	1,850,800
Bank of the Ozarks, Inc. (d)	12,537	280,453
Banner Corp. (d)	11,743	124,124
Bar Harbor Bankshares	3,125	90,625
BB&T Corp. (d)	328,000	9,840,000
BOK Financial Corp.	12,475	543,411
Boston Private Financial Holdings, Inc.	21,815	195,026
Bryn Mawr Bank Corp. (d)	2,149	47,622
Capital City Bank Group, Inc.	6,535	158,343
Capital Corp. of the West (d)	10,237	32,554
Capitol Bancorp Ltd.	7,732	118,841
Cascade Bancorp (d)	17,960	143,321
Cathay General Bancorp (d)	32,511	629,413
Center Bancorp, Inc.	5,075	53,643
Central Pacific Financial Corp. (d)	18,053	214,831
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Chemical Financial Corp.	10,223	$ 294,729
Citizens & Northern Corp. (d)	10,210	192,867
Citizens Banking Corp., Michigan (d)	60,213	220,982
City Bank Lynnwood, Washington (d)	15,020	182,493
City Holding Co.	15,865	663,316
City National Corp.	22,649	1,120,899
CoBiz, Inc. (d)	13,382	143,589
Colonial Bancgroup, Inc. (d)	149,746	946,395
Columbia Banking Systems, Inc.	14,593	204,302
Comerica, Inc.	83,364	2,341,695
Commerce Bancshares, Inc.	33,910	1,525,950
Community Bancorp (a)(d)	13,777	72,467
Community Bank System, Inc.	22,618	511,167
Community Capital Corp.	483	4,613
Community Trust Bancorp, Inc.	9,412	315,678
Cullen/Frost Bankers, Inc.	30,553	1,701,191
CVB Financial Corp. (d)	51,544	554,098
East West Bancorp, Inc. (d)	31,051	387,206
Eastern Virgina Bankshares, Inc.	955	15,280
Enterprise Financial Services Corp.	4,000	75,040
Fidelity Southern Corp.	3,463	13,679
Fifth Third Bancorp	290,751	4,588,051
Financial Institutions, Inc.	2,005	35,228
First Bancorp, North Carolina (d)	10,694	160,410
First Bancorp, Puerto Rico (d)	55,810	527,405
First Busey Corp. (d)	20,930	296,369
First Citizen Bancshares, Inc.	2,945	437,097
First Commonwealth Financial Corp. (d)	56,201	642,377
First Community Bancshares, Inc.	8,000	255,440
First Financial Bancorp, Ohio	31,451	409,492
First Financial Bankshares, Inc.	14,300	701,701
First Financial Corp., Indiana	8,925	370,209
First Horizon National Corp. (d)	139,831	1,570,302
First M&F Corp.	2,524	26,931
First Merchants Corp.	18,116	349,458
First Midwest Bancorp, Inc., Delaware	27,797	622,097
First Regional Bancorp (a)(d)	6,000	30,720
First State Bancorp.	16,034	91,554
First United Corp.	3,511	70,501
FirstMerit Corp.	38,708	783,450
FNB Corp., North Carolina	2,866	21,552
FNB Corp., Pennsylvania	55,526	651,320
Frontier Financial Corp., Washington (d)	26,384	294,182
Fulton Financial Corp.	110,295	1,175,745
Glacier Bancorp, Inc. (d)	33,042	704,455
Great Southern Bancorp, Inc. (d)	7,927	82,203
Green Bankshares, Inc.	8,000	123,600
Guaranty Bancorp (a)	16,227	91,358
Hancock Holding Co.	21,218	1,040,743
Hanmi Financial Corp. (d)	31,850	162,754
Harleysville National Corp., Pennsylvania	11,970	175,959

	Shares	Value
Hawthorn Bancshares, Inc.	1,433	$ 34,120
Heartland Financial USA, Inc.	8,001	172,262
Heritage Commerce Corp.	7,114	85,510
Heritage Financial Corp., Washington	1,630	23,016
Horizon Financial Corp. (d)	11,055	90,098
Huntington Bancshares, Inc.	205,448	1,503,879
IBERIABANK Corp.	8,696	471,584
Independent Bank Corp., Massachusetts	6,511	180,094
Independent Bank Corp., Michigan	13,306	98,597
Integra Bank Corp.	11,329	72,619
International Bancshares Corp.	32,525	840,446
Intervest Bancshares Corp. Class A (d)	7,165	57,033
Irwin Financial Corp. (d)	12,090	47,272
KeyCorp	265,000	3,182,650
Lakeland Financial Corp.	8,000	162,960
M&T Bank Corp.	40,921	2,919,304
Macatawa Bank Corp. (d)	13,284	107,468
MainSource Financial Group, Inc.	8,776	158,933
Marshall & Ilsley Corp. (d)	149,399	2,300,745
MB Financial, Inc.	22,139	616,128
MBT Financial Corp.	1,800	8,190
Merchants Bancshares, Inc.	4,149	95,427
Midsouth Bancorp, Inc.	4,009	70,158
Midwest Banc Holdings, Inc.	4,350	24,230
Nara Bancorp, Inc.	20,658	226,205
National City Corp. (d)	301,644	1,520,286
National Penn Bancshares, Inc. (d)	62,132	887,245
NBT Bancorp, Inc.	22,155	555,869
NewBridge Bancorp	8,389	50,250
North Valley Bancorp	4,941	33,846
Northern States Financial Corp.	1,314	13,009
Northrim Bancorp, Inc.	3,414	56,570
Northway Financial, Inc.	956	12,524
Old National Bancorp, Indiana	47,675	830,975
Old Second Bancorp, Inc. (d)	7,309	123,741
Oriental Financial Group, Inc. (d)	23,277	402,227
Pacific Capital Bancorp (d)	28,849	424,369
Pacific Premier Bancorp, Inc. (a)	40	211
PacWest Bancorp	14,888	337,660
Park National Corp. (d)	8,529	522,828
Peoples Bancorp, Inc.	1,660	34,096
Peoples Financial Corp., Mississippi	3,102	71,315
Pinnacle Financial Partners, Inc. (a)(d)	3,325	84,189
PNC Financial Services Group, Inc.	200,000	14,390,000
Popular, Inc. (d)	161,476	1,316,029
Preferred Bank, Los Angeles California (d)	6,582	64,306
Princeton National Bancorp, Inc.	2,956	80,551
PrivateBancorp, Inc. (d)	13,207	404,662
Prosperity Bancshares, Inc. (d)	24,030	768,239
Provident Bankshares Corp. (d)	24,425	189,050
Regions Financial Corp.	411,251	3,812,297
Renasant Corp.	18,028	340,909
Republic Bancorp, Inc., Kentucky Class A	4,663	138,165
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	$ 14,978
S&T Bancorp, Inc. (d)	15,636	524,744
S.Y. Bancorp, Inc.	7,621	215,217
Sandy Spring Bancorp, Inc. (d)	12,869	230,355
SCBT Financial Corp.	5,000	169,150
Seacoast Banking Corp., Florida (d)	5,254	46,130
Security Bank Corp., Georgia (d)	13,464	51,029
Shore Bancshares, Inc. (d)	3,440	78,810
Signature Bank, New York (a)	17,674	522,620
Simmons First National Corp. Class A	5,974	169,781
South Financial Group, Inc. (d)	36,095	245,446
Southside Bancshares, Inc.	9,608	208,974
Southwest Bancorp, Inc., Oklahoma	11,359	191,286
State Bancorp, Inc., New York	4,423	65,682
StellarOne Corp.	9,915	166,473
Sterling Bancorp, New York	14,289	222,766
Sterling Bancshares, Inc.	46,876	461,260
Sterling Financial Corp., Washington	32,433	330,492
Suffolk Bancorp	9,724	345,494
Sun Bancorp, Inc., New Jersey	3,796	44,793
SunTrust Banks, Inc.	201,585	8,444,396
Superior Bancorp	3,571	23,997
Susquehanna Bancshares, Inc., Pennsylvania (d)	59,662	953,399
SVB Financial Group (a)(d)	21,316	1,194,762
Synovus Financial Corp. (d)	158,110	1,454,612
Taylor Capital Group, Inc. (d)	7,332	79,406
TCF Financial Corp. (d)	72,689	1,144,852
Temecula Valley Bancorp, Inc.	10,000	51,600
Texas Capital Bancshares, Inc. (a)	13,293	207,504
TIB Financial Corp. (d)	2,170	15,190
Tompkins Financial Corp.	4,441	201,088
Trico Bancshares	14,031	230,670
Trustmark Corp. (d)	29,635	568,696
U.S. Bancorp, Delaware	1,000,000	31,860,000
UCBH Holdings, Inc. (d)	46,200	270,270
UMB Financial Corp.	21,290	1,107,719
Umpqua Holdings Corp. (d)	26,982	376,669
Union Bankshares Corp. (d)	7,261	164,897
UnionBanCal Corp.	30,227	2,227,125
United Bankshares, Inc., West Virginia	24,558	632,369
United Community Banks, Inc., Georgia (d)	23,300	274,008
Valley National Bancorp	78,341	1,567,603
Vineyard National Bancorp (d)	16,431	11,009
Virginia Commerce Bancorp, Inc. (d)	28,207	148,933
VIST Financial Corp.	1,594	21,519
W Holding Co., Inc. (d)	63,508	40,645
Wachovia Corp.	1,253,257	19,914,254
Washington Banking Co., Oak Harbor	6,532	60,094

	Shares	Value
Washington Trust Bancorp, Inc.	6,654	$ 163,489
Webster Financial Corp.	28,575	609,219
Wells Fargo & Co.	1,838,780	55,659,871
WesBanco, Inc.	21,326	528,458
West Coast Bancorp, Oregon	16,191	177,777
Westamerica Bancorp. (d)	19,075	976,640
Western Alliance Bancorp. (a)(d)	15,894	206,622
Whitney Holding Corp.	43,848	949,309
Wilmington Trust Corp., Delaware (d)	32,415	760,780
Wilshire Bancorp, Inc.	14,330	194,458
Wintrust Financial Corp. (d)	15,593	362,537
Zions Bancorp (d)	68,000	1,825,120
		226,353,522
Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	28,794	141,666
Advanta Corp. Class B	19,860	151,532
American Express Co.	584,773	23,203,793
AmeriCredit Corp. (a)(d)	53,036	561,121
Capital One Financial Corp. (d)	223,206	9,852,313
Cash America International, Inc.	19,211	795,143
CompuCredit Corp. (a)(d)	12,844	66,660
Consumer Portfolio Services, Inc. (a)	2,866	6,162
Discover Financial Services	241,644	3,975,044
Dollar Financial Corp. (a)	10,747	196,455
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	481,591
First Cash Financial Services, Inc. (a)	11,672	216,282
First Marblehead Corp. (d)	26,295	108,335
Nelnet, Inc. Class A	5,839	91,789
Rewards Network, Inc. (a)	2,818	14,231
SLM Corp. (a)	302,955	5,001,787
Student Loan Corp.	1,260	148,567
United Panam Financial Corp. (a)	2,785	10,332
World Acceptance Corp. (a)(d)	15,763	615,072
		45,637,875
Diversified Financial Services - 3.1%
Asset Acceptance Capital Corp. (d)	7,523	81,549
Asta Funding, Inc. (d)	5,197	43,031
Bank of America Corp.	2,654,491	82,660,850
CIT Group, Inc.	177,649	1,831,561
Citigroup, Inc.	3,133,307	59,501,500
CME Group, Inc.	35,100	11,771,838
Encore Capital Group, Inc. (a)(d)	11,268	143,104
Financial Federal Corp.	19,924	497,502
Interactive Brokers Group, Inc. (a)(d)	26,308	718,208
IntercontinentalExchange, Inc. (a)	40,528	3,567,680
JPMorgan Chase & Co.	2,000,093	76,983,580
KKR Financial Holdings LLC	54,922	515,168
Leucadia National Corp.	95,467	4,419,167
MarketAxess Holdings, Inc. (a)	26,498	266,305
Marlin Business Services Corp. (a)	13,466	102,880
Medallion Financial Corp.	100	1,038
MicroFinancial, Inc.	100	432
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	124,753	$ 5,072,457
MSCI, Inc. Class A	40,443	1,207,224
NewStar Financial, Inc. (a)(d)	20,000	176,000
NYSE Euronext	133,288	5,410,160
PHH Corp. (a)	23,803	362,996
PICO Holdings, Inc. (a)	10,575	503,793
Portfolio Recovery Associates, Inc. (a)(d)	12,533	533,154
Resource America, Inc. Class A	2,747	33,925
The NASDAQ Stock Market, Inc. (a)	79,084	2,585,256
		258,990,358
Insurance - 4.0%
21st Century Holding Co.	1,486	9,971
AFLAC, Inc.	280,932	15,928,844
Alleghany Corp.	3,546	1,134,720
Allied World Assurance Co. Holdings Ltd.	27,000	1,042,740
Allstate Corp.	327,212	14,767,078
AMBAC Financial Group, Inc. (d)	118,759	850,314
American Equity Investment Life Holding Co.	55,540	510,413
American Financial Group, Inc.	40,143	1,145,280
American Independence Corp. (a)	587	3,909
American International Group, Inc.	1,347,255	28,952,510
American National Insurance Co.	7,054	673,304
American Physicians Capital, Inc.	8,587	363,230
Amerisafe, Inc. (a)	19,586	362,145
Amtrust Financial Services, Inc.	20,904	293,910
Aon Corp.	151,108	7,176,119
Arch Capital Group Ltd. (a)	27,514	1,919,377
Argo Group International Holdings, Ltd. (a)	14,976	562,948
Arthur J. Gallagher & Co.	62,655	1,659,104
Aspen Insurance Holdings Ltd.	46,213	1,252,372
Assurant, Inc.	58,000	3,388,940
Assured Guaranty Ltd. (d)	38,194	621,034
Axis Capital Holdings Ltd.	77,463	2,589,588
Baldwin & Lyons, Inc. Class B	4,120	87,838
Berkshire Hathaway, Inc. Class A (a)(d)	594	69,260,400
Brown & Brown, Inc.	61,947	1,258,763
CastlePoint Holdings Ltd.	16,100	182,252
Cincinnati Financial Corp.	81,184	2,406,294
Citizens, Inc. Class A (a)	10,251	72,987
CNA Financial Corp.	15,858	444,658
CNA Surety Corp. (a)	10,202	163,946
Conseco, Inc. (a)	95,632	857,819
Crawford & Co. Class B (a)(d)	12,173	173,830
Delphi Financial Group, Inc. Class A	27,295	732,325
eHealth, Inc. (a)(d)	18,465	274,021
EMC Insurance Group	5,875	142,763
Employers Holdings, Inc.	22,445	390,094
Endurance Specialty Holdings Ltd.	24,864	811,064

	Shares	Value
Enstar Group Ltd. (a)	2,212	$ 259,490
Erie Indemnity Co. Class A	22,010	1,017,963
Everest Re Group Ltd.	35,207	2,891,551
FBL Financial Group, Inc. Class A	15,106	346,683
Fidelity National Financial, Inc. Class A	128,782	1,806,811
First Acceptance Corp. (a)	4,717	15,472
First Mercury Financial Corp. (a)(d)	10,000	147,300
Flagstone Reinsurance Holdings Ltd.	22,474	276,430
FPIC Insurance Group, Inc. (a)	8,482	438,180
Gainsco, Inc. (a)	123	369
Genworth Financial, Inc. Class A (non-vtg.)	241,160	3,870,618
Hanover Insurance Group, Inc.	28,536	1,347,755
Harleysville Group, Inc.	9,568	347,031
Hartford Financial Services Group, Inc.	178,412	11,254,229
HCC Insurance Holdings, Inc.	66,133	1,665,229
Hilb Rogal & Hobbs Co.	19,799	901,844
Hilltop Holdings, Inc. (a)	49,607	516,409
Horace Mann Educators Corp.	27,796	414,160
Independence Holding Co.	2,923	38,408
Infinity Property & Casualty Corp.	16,435	764,228
Investors Title Co.	1,263	55,509
IPC Holdings Ltd.	43,667	1,382,934
Kansas City Life Insurance Co.	1,314	62,520
LandAmerica Financial Group, Inc. (d)	10,218	175,137
Lincoln National Corp.	155,907	7,913,839
Loews Corp.	208,970	9,075,567
Markel Corp. (a)	5,662	2,094,940
Marsh & McLennan Companies, Inc.	300,400	9,591,772
Max Capital Group Ltd.	28,105	730,730
MBIA, Inc. (d)	132,748	2,153,173
Meadowbrook Insurance Group, Inc.	54,430	364,681
Mercury General Corp.	16,723	851,870
MetLife, Inc.	247,425	13,410,435
Montpelier Re Holdings Ltd. (d)	48,192	780,228
National Financial Partners Corp.	19,533	393,981
National Security Group, Inc.	1,845	25,203
National Western Life Insurance Co. Class A	1,133	271,286
Nationwide Financial Services, Inc. Class A (sub. vtg.)	25,688	1,321,391
Navigators Group, Inc. (a)	6,565	344,006
Nymagic, Inc.	5,552	120,367
OdysseyRe Holdings Corp.	12,963	489,483
Old Republic International Corp.	158,026	1,727,224
OneBeacon Insurance Group Ltd.	15,601	333,861
PartnerRe Ltd.	32,469	2,237,439
Penn Treaty American Corp. (a)	11,942	26,750
Philadelphia Consolidated Holdings Corp. (a)	43,441	2,594,731
Phoenix Companies, Inc.	71,358	849,874
Platinum Underwriters Holdings Ltd.	33,130	1,197,650
PMA Capital Corp. Class A (a)	23,448	222,522
Presidential Life Corp.	6,351	114,318
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	150,839	$ 6,906,918
ProAssurance Corp. (a)	15,839	853,722
Progressive Corp.	351,527	6,492,704
Protective Life Corp.	39,211	1,422,967
Prudential Financial, Inc.	258,183	19,030,669
Reinsurance Group of America, Inc. (d)	13,090	630,414
RenaissanceRe Holdings Ltd.	34,239	1,736,260
RLI Corp. (d)	12,647	707,094
SAFECO Corp.	50,506	3,414,206
Safety Insurance Group, Inc.	7,319	314,717
SeaBright Insurance Holdings, Inc. (a)	11,665	141,613
Selective Insurance Group, Inc.	40,110	968,255
StanCorp Financial Group, Inc.	27,820	1,363,458
State Auto Financial Corp.	7,238	223,437
Stewart Information Services Corp.	6,986	130,708
Syncora Holdings Ltd. (d)	25,165	45,297
The Chubb Corp.	204,907	9,837,585
The First American Corp.	47,418	1,198,253
The Travelers Companies, Inc.	350,811	15,491,814
Torchmark Corp.	49,295	2,944,883
Tower Group, Inc.	23,335	488,868
Transatlantic Holdings, Inc.	12,168	731,297
Unico American Corp. (a)	4,102	34,252
United America Indemnity Ltd. Class A (a)	16,775	255,316
United Fire & Casualty Co.	14,183	421,802
Unitrin, Inc.	22,267	568,477
Unum Group	205,135	5,212,480
UTG, Inc. (a)	300	3,150
Validus Holdings Ltd.	16,600	396,076
W.R. Berkley Corp.	80,702	1,901,339
Wesco Financial Corp.	578	214,438
White Mountains Insurance Group Ltd.	4,546	2,149,803
XL Capital Ltd. Class A	107,890	2,168,589
Zenith National Insurance Corp.	17,245	658,587
		340,759,933
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust (SBI)	10,891	258,661
Agree Realty Corp.	8,779	236,418
Alesco Financial, Inc. (d)	80,057	83,259
Alexanders, Inc. (a)(d)	1,147	440,563
Alexandria Real Estate Equities, Inc.	21,532	2,319,212
AMB Property Corp. (SBI) (d)	53,149	2,412,433
American Campus Communities, Inc.	20,315	615,951
American Land Lease, Inc.	3,584	80,102
Annaly Capital Management, Inc.	300,000	4,488,000
Anthracite Capital, Inc. (d)	24,616	138,588
Anworth Mortgage Asset Corp.	56,509	369,569
Apartment Investment & Management Co. Class A	53,511	1,896,430
Arbor Realty Trust, Inc. (d)	16,496	145,330

	Shares	Value
Ashford Hospitality Trust, Inc.	84,350	$ 382,949
Associated Estates Realty Corp.	9,366	137,680
AvalonBay Communities, Inc. (d)	41,894	4,189,400
BioMed Realty Trust, Inc.	32,887	880,714
Boston Properties, Inc.	69,000	7,070,430
Brandywine Realty Trust (SBI)	59,818	1,040,833
BRE Properties, Inc.	25,627	1,235,990
BRT Realty Trust	5,453	57,584
Camden Property Trust (SBI) (d)	25,572	1,248,169
Capital Trust, Inc. Class A (d)	10,158	122,505
CapitalSource, Inc. (d)	129,829	1,633,249
CapLease, Inc. (d)	36,578	301,769
Capstead Mortgage Corp. (d)	24,698	289,955
Care Investment Trust, Inc.	10,413	114,335
CBL & Associates Properties, Inc.	33,314	722,581
CBRE Realty Finance, Inc.	40,000	72,000
Cedar Shopping Centers, Inc. (d)	41,816	547,790
Chimera Investment Corp. (d)	17,000	107,950
Colonial Properties Trust (SBI) (d)	20,958	396,316
Corporate Office Properties Trust (SBI)	23,798	930,502
Cousins Properties, Inc.	20,981	524,315
Crystal River Capital, Inc. (d)	13,087	31,409
DCT Industrial Trust, Inc.	95,957	715,839
Deerfield Capital Corp.	45,339	38,538
Developers Diversified Realty Corp.	68,009	2,278,982
DiamondRock Hospitality Co.	85,378	786,331
Digital Realty Trust, Inc.	41,476	1,902,504
Douglas Emmett, Inc.	70,542	1,669,729
Duke Realty LP (d)	83,670	2,094,260
DuPont Fabros Technology, Inc.	16,600	291,496
EastGroup Properties, Inc.	14,313	636,356
Education Realty Trust, Inc.	23,412	256,596
Entertainment Properties Trust (SBI) (d)	13,232	718,101
Equity Lifestyle Properties, Inc.	12,301	611,114
Equity One, Inc.	14,649	307,483
Equity Residential (SBI)	156,000	6,583,200
Essex Property Trust, Inc.	17,443	2,046,936
Extra Space Storage, Inc.	55,004	866,313
Federal Realty Investment Trust (SBI)	37,000	2,807,560
FelCor Lodging Trust, Inc.	38,924	311,781
First Industrial Realty Trust, Inc. (d)	24,246	571,963
First Potomac Realty Trust	14,473	240,397
Franklin Street Properties Corp.	32,246	410,492
Friedman, Billings, Ramsey Group, Inc. Class A	117,368	214,783
General Growth Properties, Inc.	135,995	3,526,350
Getty Realty Corp.	9,860	206,370
Gladstone Commercial Corp.	1,075	16,383
Glimcher Realty Trust (d)	20,141	203,223
Gramercy Capital Corp. (d)	15,559	104,090
HCP, Inc.	128,000	4,636,160
Health Care REIT, Inc. (d)	48,274	2,503,972
Healthcare Realty Trust, Inc.	32,076	919,619
Hersha Hospitality Trust	41,950	303,718
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI) (d)	35,428	$ 1,284,974
Home Properties, Inc. (d)	17,787	938,264
Hospitality Properties Trust (SBI)	55,415	1,256,812
Host Hotels & Resorts, Inc.	304,000	4,347,200
HRPT Properties Trust (SBI)	103,626	785,485
Inland Real Estate Corp.	49,435	743,502
Investors Real Estate Trust (d)	24,777	255,946
iStar Financial, Inc. (d)	83,192	465,043
JER Investments Trust, Inc. (d)	14,053	80,805
Kilroy Realty Corp.	18,543	928,077
Kimco Realty Corp. (d)	132,151	4,908,088
Kite Realty Group Trust	17,912	218,347
LaSalle Hotel Properties (SBI)	28,143	733,688
Lexington Corporate Properties Trust	41,316	616,022
Liberty Property Trust (SBI) (d)	52,120	1,968,051
LTC Properties, Inc.	15,991	429,678
Mack-Cali Realty Corp.	35,143	1,420,480
Maguire Properties, Inc. (d)	23,156	262,126
Medical Properties Trust, Inc.	60,649	669,565
MFA Mortgage Investments, Inc.	106,340	723,112
Mid-America Apartment Communities, Inc.	13,111	657,648
Mission West Properties, Inc.	21,235	206,829
Monmouth Real Estate Investment Corp. Class A	6,448	46,877
National Health Investors, Inc.	21,217	693,796
National Retail Properties, Inc. (d)	52,876	1,199,756
Nationwide Health Properties, Inc. (d)	62,574	2,153,797
Newcastle Investment Corp. (d)	28,577	198,324
NorthStar Realty Finance Corp. (d)	28,660	204,919
Omega Healthcare Investors, Inc.	40,196	717,097
One Liberty Properties, Inc.	3,695	66,436
Parkway Properties, Inc.	11,476	412,792
Pennsylvania Real Estate Investment Trust (SBI)	23,275	462,009
Plum Creek Timber Co., Inc.	96,478	4,787,238
Post Properties, Inc. (d)	21,746	683,912
Potlatch Corp.	30,259	1,412,793
ProLogis Trust	145,409	6,261,312
PS Business Parks, Inc.	6,774	364,644
Public Storage	74,000	6,535,680
RAIT Financial Trust (SBI) (d)	28,276	167,677
Ramco-Gershenson Properties Trust (SBI)	19,394	448,389
Rayonier, Inc.	48,961	2,202,755
Realty Income Corp.	57,902	1,486,923
Redwood Trust, Inc. (d)	15,917	298,444
Regency Centers Corp.	36,699	2,274,237
Resource Capital Corp. (d)	19,474	118,791
Saul Centers, Inc. (d)	8,021	366,720
Senior Housing Properties Trust (SBI) (d)	56,627	1,227,673
Simon Property Group, Inc.	127,512	12,098,339

	Shares	Value
SL Green Realty Corp.	36,500	$ 3,139,000
Sovran Self Storage, Inc. (d)	11,580	445,830
Strategic Hotel & Resorts, Inc.	35,287	325,346
Sun Communities, Inc. (d)	28,385	548,114
Sunstone Hotel Investors, Inc. (d)	27,687	392,602
Tanger Factory Outlet Centers, Inc. (d)	15,447	619,734
Taubman Centers, Inc.	36,964	1,794,233
The Macerich Co.	40,203	2,489,772
Transcontinental Realty Investors, Inc. (a)	600	7,632
U-Store-It Trust	29,040	363,000
UDR, Inc.	71,566	1,773,405
UMH Properties, Inc.	5,458	45,847
Universal Health Realty Income Trust (SBI)	6,111	224,213
Urstadt Biddle Properties, Inc.	365	6,570
Urstadt Biddle Properties, Inc. Class A	8,855	150,801
Ventas, Inc.	73,053	3,318,067
Vornado Realty Trust	83,000	8,255,180
Washington (REIT) (SBI)	22,360	790,426
Weingarten Realty Investors (SBI)	40,232	1,329,668
Winthrop Realty Trust	28,581	113,467
		171,227,559
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(d)	1,964	62,436
Brookfield Properties Corp.	111,425	2,306,498
CB Richard Ellis Group, Inc. Class A (a)	115,308	1,507,076
Consolidated-Tomoka Land Co.	2,829	116,809
Forest City Enterprises, Inc. Class A	46,164	1,327,677
Forestar Real Estate Group, Inc. (a)	15,504	312,561
FX Real Estate & Entertainment, Inc. (a)(d)	4,774	6,063
Jones Lang LaSalle, Inc.	17,951	893,960
Maui Land & Pineapple, Inc. (a)	300	8,049
Meruelo Maddux Properties, Inc. (a)	13,300	18,221
Tejon Ranch Co. (a)(d)	9,238	316,032
The St. Joe Co. (d)	48,990	1,825,857
Thomas Properties Group, Inc.	17,236	165,983
		8,867,222
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc. (d)	23,617	181,379
Astoria Financial Corp.	49,011	1,070,890
Bank Mutual Corp.	30,827	371,465
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	19,989
BankFinancial Corp.	10,309	153,810
BankUnited Financial Corp. Class A (d)	24,961	29,704
BCSB Bancorp, Inc. (a)	1,892	20,755
Beneficial Mutual Bancorp, Inc. (a)	16,000	185,600
Berkshire Hills Bancorp, Inc.	6,481	172,395
Brookline Bancorp, Inc., Delaware	37,359	384,051
Camco Financial Corp.	404	4,303
Capitol Federal Financial (d)	19,206	839,686
Centerline Holding Co.	38,417	108,336
CFS Bancorp, Inc.	800	7,632
Charter Financial Corp., Georgia	976	13,664
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Citizens South Banking Corp., Delaware	4,457	$ 35,656
Clifton Savings Bancorp, Inc. (d)	17,436	192,145
Corus Bankshares, Inc. (d)	27,734	110,104
Dime Community Bancshares, Inc.	26,225	430,615
Doral Financial Corp. (a)(d)	1,074	13,908
Downey Financial Corp. (d)	10,368	22,602
ESB Financial Corp.	6,022	64,315
Fannie Mae	571,925	3,911,967
Farmer Mac Class C (non-vtg.)	7,000	205,100
First Defiance Financial Corp.	3,662	60,020
First Financial Holdings, Inc.	7,180	156,811
First Financial Service Corp.	2,933	59,041
First Niagara Financial Group, Inc. (d)	79,012	1,182,020
First Place Financial Corp.	7,637	77,592
FirstFed Financial Corp. (a)(d)	11,125	174,663
Flagstar Bancorp, Inc. (d)	25,355	112,323
Flushing Financial Corp.	9,744	169,448
Franklin Bank Corp. (a)(d)	18,082	10,325
Freddie Mac	381,911	1,722,419
Guaranty Federal Bancshares, Inc.	1,075	15,351
Guaranty Financial Group, Inc. (a)(d)	15,504	74,264
HF Financial Corp.	3,182	48,876
Hingham Institution for Savings	1,751	51,655
Hudson City Bancorp, Inc.	290,517	5,357,133
Imperial Capital Bancorp, Inc. (d)	5,075	45,371
Indiana Community Bancorp	2,634	39,642
MASSBANK Corp.	886	35,272
MGIC Investment Corp. (d)	60,802	511,345
NASB Financial, Inc. (d)	1,400	37,058
New York Community Bancorp, Inc. (d)	196,930	3,247,376
NewAlliance Bancshares, Inc.	65,417	896,867
Northwest Bancorp, Inc.	11,404	316,347
OceanFirst Financial Corp.	6,806	122,848
Ocwen Financial Corp. (a)(d)	16,398	114,294
Oritani Financial Corp. (a)(d)	4,300	72,498
Pamrapo Bancorp, Inc.	3,273	45,036
Parkvale Financial Corp.	597	13,176
People's United Financial, Inc.	99,265	1,778,829
Provident Financial Holdings, Inc.	1,612	10,220
Provident Financial Services, Inc.	44,816	683,444
Provident New York Bancorp	30,838	426,798
PVF Capital Corp.	4,876	21,893
Radian Group, Inc. (d)	83,311	319,081
Riverview Bancorp, Inc.	7,997	52,060
Sovereign Bancorp, Inc.	309,569	2,990,437
TF Financial Corp.	1,890	40,748
TFS Financial Corp. (d)	66,712	815,221
The PMI Group, Inc.	44,028	158,061
TierOne Corp.	11,942	67,472
Timberland Bancorp, Inc.	5,856	45,911
Tree.com, Inc. (a)	3,810	28,956

	Shares	Value
Triad Guaranty, Inc. (a)(d)	5,075	$ 7,765
Trustco Bank Corp., New York	67,794	663,025
United Community Financial Corp., Ohio (d)	12,574	45,392
ViewPoint Financial Group	10,000	163,900
Washington Federal, Inc. (d)	49,000	844,270
Washington Mutual, Inc. (d)	488,646	1,979,016
Westfield Financial, Inc.	8,879	90,743
Willow Financial Bancorp, Inc.	5,198	51,564
WSFS Financial Corp.	2,835	151,587
		34,755,535
TOTAL FINANCIALS		1,306,138,566
HEALTH CARE - 12.2%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)	1,900	599
Abraxis BioScience, Inc. (a)	2,220	163,170
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	58,523
Acorda Therapeutics, Inc. (a)	19,833	558,299
Alexion Pharmaceuticals, Inc. (a)(d)	38,472	1,734,318
Alkermes, Inc. (a)	50,041	669,048
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	545,026
Alseres Pharmaceuticals, Inc. (a)	1,080	2,581
Amgen, Inc. (a)	630,060	39,599,271
Amylin Pharmaceuticals, Inc. (a)(d)	74,827	1,644,697
Antigenics, Inc. (a)	5,388	9,375
Arena Pharmaceuticals, Inc. (a)(d)	59,842	363,241
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	264,182
ArQule, Inc. (a)	4,060	14,291
Array Biopharma, Inc. (a)(d)	66,004	539,253
AVI BioPharma, Inc. (a)	2,700	3,024
Avigen, Inc. (a)	1,600	6,528
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	40,541
Biogen Idec, Inc. (a)	172,548	8,787,870
BioMarin Pharmaceutical, Inc. (a)	61,480	1,853,007
BioSphere Medical, Inc. (a)	800	3,352
Celera Corp. (a)	51,459	720,426
Celgene Corp. (a)	255,406	17,699,636
Cell Genesys, Inc. (a)(d)	103,415	101,347
Cephalon, Inc. (a)(d)	37,211	2,851,107
Cepheid, Inc. (a)	45,427	844,942
Cougar Biotechnology, Inc. (a)	9,000	309,960
Cubist Pharmaceuticals, Inc. (a)	35,855	789,886
CuraGen Corp. (a)	5,707	5,479
CV Therapeutics, Inc. (a)(d)	35,100	403,299
Cytokinetics, Inc. (a)	14,366	74,703
Dendreon Corp. (a)(d)	44,342	260,731
Dyax Corp. (a)	46,447	222,946
Dynavax Technologies Corp. (a)(d)	35,880	58,843
EntreMed, Inc. (a)	3,700	1,739
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	418,282
EPIX Pharmaceuticals, Inc. (a)(d)	2,304	4,078
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)	3,245	$ 3,472
Genelabs Technologies, Inc. (a)	1,960	902
Genentech, Inc. (a)	266,482	26,315,098
GenVec, Inc. (a)(d)	20,350	27,880
Genzyme Corp. (a)	150,842	11,810,929
Geron Corp. (a)(d)	39,828	182,811
Gilead Sciences, Inc. (a)	539,112	28,400,420
GTC Biotherapeutics, Inc. (a)	4,100	1,989
Halozyme Therapeutics, Inc. (a)(d)	46,200	360,360
Hemispherx Biopharma, Inc. (a)	800	520
Human Genome Sciences, Inc. (a)(d)	109,259	809,609
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	36,601
IDM Pharma, Inc. (a)	442	1,600
ImClone Systems, Inc. (a)(d)	33,037	2,127,583
ImmunoGen, Inc. (a)(d)	2,572	13,837
Immunomedics, Inc. (a)	5,227	11,290
Incyte Corp. (a)(d)	56,318	576,133
Indevus Pharmaceuticals, Inc. (a)(d)	49,609	109,140
Infinity Pharmaceuticals, Inc. (a)	53	391
InterMune, Inc. (a)(d)	32,726	620,812
Introgen Therapeutics, Inc. (a)(d)	6,886	6,404
Isis Pharmaceuticals, Inc. (a)	44,948	794,681
Keryx Biopharmaceuticals, Inc. (a)	23,883	12,658
La Jolla Pharmaceutical Co. (a)	2,083	3,687
Lexicon Pharmaceuticals, Inc. (a)	6,506	12,101
Ligand Pharmaceuticals, Inc. Class B (a)	44,933	151,874
MannKind Corp. (a)(d)	36,288	117,936
Martek Biosciences (a)(d)	26,025	869,495
Maxygen, Inc. (a)	6,687	32,967
Medarex, Inc. (a)	92,442	682,222
Metabolix, Inc. (a)(d)	16,896	194,811
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	159,604
Monogram Biosciences, Inc. (a)	20,122	16,701
Myriad Genetics, Inc. (a)(d)	30,636	2,089,375
Nabi Biopharmaceuticals (a)	12,447	71,695
Neopharm, Inc. (a)	3,904	1,562
Neose Technologies, Inc. (a)	1,356	475
Neurocrine Biosciences, Inc. (a)	15,860	81,996
Neurogen Corp. (a)	500	150
Northfield Laboratories, Inc. (a)	11,290	5,532
Novavax, Inc. (a)(d)	6,883	18,997
NPS Pharmaceuticals, Inc. (a)	6,507	52,707
Nuvelo, Inc. (a)	19,505	9,655
Omrix Biopharmaceuticals, Inc. (a)	9,333	214,659
ONYX Pharmaceuticals, Inc. (a)(d)	27,635	1,129,442
Orchid Cellmark, Inc. (a)	3,164	10,346
OREXIGEN Therapeutics, Inc. (a)(d)	12,000	139,560
Orthologic Corp. (a)	7,445	6,254
Oscient Pharmaceuticals Corp. (a)	693	790
OSI Pharmaceuticals, Inc. (a)	39,211	1,980,156
Palatin Technologies, Inc. (a)	13,627	1,908

	Shares	Value
Panacos Pharmaceuticals, Inc. (a)	50,213	$ 25,609
PDL BioPharma, Inc.	70,000	844,900
Peregrine Pharmaceuticals, Inc. (a)	8,337	2,668
Pharmacopeia Drug Discovery, Inc. (a)	2,082	4,372
Pharmasset, Inc. (a)	18,329	387,475
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	209,810
Regeneron Pharmaceuticals, Inc. (a)	39,166	850,686
Repligen Corp. (a)	6,096	32,736
Rigel Pharmaceuticals, Inc. (a)(d)	23,551	557,217
Sangamo Biosciences, Inc. (a)(d)	43,327	432,837
Savient Pharmaceuticals, Inc. (a)(d)	30,093	684,014
SciClone Pharmaceuticals, Inc. (a)	7,834	11,673
Seattle Genetics, Inc. (a)(d)	42,640	475,436
Senomyx, Inc. (a)(d)	21,458	90,124
StemCells, Inc. (a)	7,323	8,934
Telik, Inc. (a)	13,264	8,887
Theravance, Inc. (a)(d)	50,642	690,250
Titan Pharmaceuticals, Inc. (a)	1,300	520
TorreyPines Therapeutics, Inc. (a)	3,331	1,932
Trimeris, Inc. (d)	16,866	68,476
United Therapeutics Corp. (a)	12,694	1,347,214
Vanda Pharmaceuticals, Inc. (a)(d)	9,603	10,755
Vertex Pharmaceuticals, Inc. (a)	77,591	2,084,094
Vical, Inc. (a)	1,900	6,099
XOMA Ltd. (a)	118,882	246,086
Zymogenetics, Inc. (a)(d)	47,216	393,781
		171,385,962
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	11,989	238,461
Abiomed, Inc. (a)(d)	36,112	650,738
Accuray, Inc. (a)(d)	17,900	147,675
Advanced Medical Optics, Inc. (a)(d)	52,734	1,140,636
Align Technology, Inc. (a)(d)	27,534	359,043
American Medical Systems Holdings, Inc. (a)(d)	51,602	918,516
Analogic Corp.	8,043	544,511
Angiodynamics, Inc. (a)	30,684	504,138
ArthroCare Corp. (a)(d)	17,284	443,162
Aspect Medical Systems, Inc. (a)(d)	6,586	34,445
Atrion Corp.	239	27,552
Baxter International, Inc.	362,780	24,581,973
Beckman Coulter, Inc.	35,798	2,642,608
Becton, Dickinson & Co.	130,518	11,404,663
BioLase Technology, Inc. (a)(d)	4,009	10,263
Boston Scientific Corp. (a)	853,247	10,716,782
C.R. Bard, Inc.	54,260	5,070,597
Candela Corp. (a)	10,141	31,031
Cantel Medical Corp. (a)	10,922	104,742
Cardiac Science Corp. (a)	1,171	12,003
Cardiodynamics International Corp. (a)	1,172	1,606
Cerus Corp. (a)	7,762	34,619
Clarient, Inc. (a)	3,500	7,525
Conceptus, Inc. (a)(d)	13,129	221,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	22,708	$ 725,748
Cooper Companies, Inc.	22,174	816,668
Covidien Ltd.	287,109	15,523,984
Cryolife, Inc. (a)	24,384	384,780
Cutera, Inc. (a)	5,971	66,696
Cyberonics, Inc. (a)(d)	28,539	612,162
Cynosure, Inc. Class A (a)(d)	4,942	122,463
Datascope Corp.	8,463	423,150
DENTSPLY International, Inc.	76,373	2,993,058
DexCom, Inc. (a)(d)	17,534	120,634
Edwards Lifesciences Corp. (a)	30,426	1,801,523
ev3, Inc. (a)	46,492	567,667
Exactech, Inc. (a)	2,735	70,754
Fonar Corp. (a)	837	1,264
Gen-Probe, Inc. (a)	31,709	1,894,613
Greatbatch, Inc. (a)	13,845	338,095
Haemonetics Corp. (a)	14,315	897,837
HealthTronics, Inc. (a)	8,119	34,262
Hill-Rom Holdings, Inc. (d)	29,476	882,511
Hologic, Inc. (a)	150,679	3,197,408
Hospira, Inc. (a)	87,534	3,532,872
I-Flow Corp. (a)	11,248	110,343
ICU Medical, Inc. (a)	5,433	165,000
IDEXX Laboratories, Inc. (a)(d)	39,739	2,237,306
Immucor, Inc. (a)(d)	49,842	1,605,411
Insulet Corp. (a)(d)	6,260	89,768
Integra LifeSciences Holdings Corp. (a)	13,035	632,067
Intuitive Surgical, Inc. (a)	21,832	6,446,335
Invacare Corp.	17,763	451,713
Inverness Medical Innovations, Inc. (a)(d)	52,028	1,848,035
IRIS International, Inc. (a)	8,470	156,864
IVAX Diagnostics, Inc. (a)	3,600	2,160
Kensey Nash Corp. (a)	13,215	475,872
Kewaunee Scientific Corp.	1,601	22,366
Kinetic Concepts, Inc. (a)(d)	31,102	1,093,546
Masimo Corp. (d)	22,032	880,619
Medical Action Industries, Inc. (a)	5,016	66,061
Medtronic, Inc.	655,090	35,767,914
Mentor Corp. (d)	18,763	463,071
Meridian Bioscience, Inc.	30,499	866,782
Merit Medical Systems, Inc. (a)	27,493	532,264
Misonix, Inc. (a)	3,000	8,190
Natus Medical, Inc. (a)	19,219	472,787
Neogen Corp. (a)	7,911	206,240
Neoprobe Corp. (a)	100	71
North American Scientific, Inc. (a)	541	238
NuVasive, Inc. (a)(d)	32,642	1,555,718
NxStage Medical, Inc. (a)(d)	36,056	137,013
OraSure Technologies, Inc. (a)	23,767	118,597
Orthofix International NV (a)	8,645	209,555
Osteotech, Inc. (a)	3,427	17,923

	Shares	Value
Palomar Medical Technologies, Inc. (a)	10,806	$ 156,363
PLC Systems, Inc. (a)	400	72
Quidel Corp. (a)	15,892	310,689
ResMed, Inc. (a)(d)	44,644	2,089,339
Retractable Technologies, Inc. (a)	6,105	9,341
RTI Biologics, Inc. (a)	25,405	238,299
Sirona Dental Systems, Inc. (a)(d)	13,981	384,338
Somanetics Corp. (a)(d)	5,971	148,081
Sonic Innovations, Inc. (a)	3,941	11,784
SonoSite, Inc. (a)(d)	10,661	360,342
St. Jude Medical, Inc. (a)	196,441	9,002,891
Staar Surgical Co. (a)	3,978	21,760
Stereotaxis, Inc. (a)(d)	28,535	196,035
Steris Corp.	32,480	1,194,290
Stryker Corp.	178,493	11,992,945
SurModics, Inc. (a)(d)	11,705	456,144
Symmetry Medical, Inc. (a)	14,077	242,265
Synovis Life Technologies, Inc. (a)	11,000	241,560
The Spectranetics Corp. (a)	20,955	168,478
Theragenics Corp. (a)	1,300	4,355
ThermoGenesis Corp. (a)	73,719	125,322
Thoratec Corp. (a)	33,069	880,958
TomoTherapy, Inc. (a)(d)	19,200	118,848
Urologix, Inc. (a)	3,800	6,726
Varian Medical Systems, Inc. (a)	72,380	4,571,521
Vital Signs, Inc.	6,168	455,507
Vnus Medical Technologies, Inc. (a)	10,000	221,700
Volcano Corp. (a)	19,293	354,412
West Pharmaceutical Services, Inc.	22,446	1,095,589
Wright Medical Group, Inc. (a)	29,021	893,557
Young Innovations, Inc.	2,508	51,389
Zimmer Holdings, Inc. (a)	135,203	9,787,345
Zoll Medical Corp. (a)	19,936	693,175
		197,982,567
Health Care Providers & Services - 2.0%
Aetna, Inc.	278,174	12,000,426
Air Methods Corp. (a)(d)	13,436	387,897
Alliance Imaging, Inc. (a)	5,330	61,881
Amedisys, Inc. (a)	16,197	862,004
America Service Group, Inc. (a)	11,000	119,240
American Dental Partners, Inc. (a)	4,710	58,875
AMERIGROUP Corp. (a)	35,062	907,405
AmerisourceBergen Corp.	92,937	3,811,346
AMN Healthcare Services, Inc. (a)	24,202	459,838
AmSurg Corp. (a)	12,681	343,782
Animal Health International, Inc. (a)	5,300	39,538
Apria Healthcare Group, Inc. (a)	28,569	565,095
Assisted Living Concepts, Inc. Class A (a)	49,001	346,927
athenahealth, Inc.	9,700	312,825
Bio-Reference Laboratories, Inc. (a)	13,966	395,657
BioScrip, Inc. (a)	8,518	34,242
Brookdale Senior Living, Inc.	26,715	589,066
Capital Senior Living Corp. (a)	30,965	243,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	203,646	$ 11,196,457
Centene Corp. (a)	31,879	719,828
Chemed Corp.	11,792	515,782
Chindex International, Inc. (a)(d)	10,687	125,145
CIGNA Corp.	163,000	6,826,440
Community Health Systems, Inc. (a)	54,081	1,866,335
Corvel Corp. (a)	2,959	86,136
Coventry Health Care, Inc. (a)	87,763	3,073,460
Cross Country Healthcare, Inc. (a)	7,031	110,176
DaVita, Inc. (a)	60,765	3,487,303
Dialysis Corp. of America (a)	3,005	23,649
Emergency Medical Services Corp. Class A (a)	14,071	468,283
Express Scripts, Inc. (a)	119,872	8,799,804
Five Star Quality Care, Inc. (a)	28,197	113,352
Gentiva Health Services, Inc. (a)	8,630	240,173
Hanger Orthopedic Group, Inc. (a)	3,419	57,884
Health Management Associates, Inc. Class A (a)(d)	124,688	724,437
Health Net, Inc. (a)	60,163	1,663,507
HealthExtras, Inc. (a)	18,378	599,123
HealthSouth Corp. (a)(d)	39,501	710,623
Healthspring, Inc. (a)	40,674	807,786
Healthways, Inc. (a)(d)	18,141	345,586
Henry Schein, Inc. (a)	46,535	2,721,367
HMS Holdings Corp. (a)	18,275	453,037
Hooper Holmes, Inc. (a)	7,290	11,154
Humana, Inc. (a)	93,555	4,340,952
InVentiv Health, Inc. (a)	17,853	394,016
Kindred Healthcare, Inc. (a)	18,367	568,091
Laboratory Corp. of America Holdings (a)	62,083	4,541,371
Landauer, Inc.	12,764	832,979
LCA-Vision, Inc.	8,343	47,055
LHC Group, Inc. (a)	14,902	434,095
LifePoint Hospitals, Inc. (a)	29,832	1,006,532
Lincare Holdings, Inc. (a)	39,845	1,314,885
Magellan Health Services, Inc. (a)	30,345	1,321,828
McKesson Corp.	168,878	9,757,771
Medcath Corp. (a)	8,479	180,348
Medco Health Solutions, Inc. (a)	302,034	14,150,293
Medical Staffing Network Holdings, Inc. (a)	4,777	12,850
Molina Healthcare, Inc. (a)	5,873	184,823
MWI Veterinary Supply, Inc. (a)	10,005	394,097
National Healthcare Corp.	2,394	119,030
NightHawk Radiology Holdings, Inc. (a)	15,857	135,260
Odyssey Healthcare, Inc. (a)	14,808	144,230
Omnicare, Inc.	73,202	2,360,765
Owens & Minor, Inc.	23,016	1,061,498
Patterson Companies, Inc. (a)(d)	71,841	2,337,706
PDI, Inc. (a)	1,588	11,831

	Shares	Value
Pediatrix Medical Group, Inc. (a)	25,276	$ 1,439,468
PharMerica Corp. (a)	13,819	327,096
Providence Service Corp. (a)	15,408	197,376
PSS World Medical, Inc. (a)(d)	37,351	682,403
Psychiatric Solutions, Inc. (a)(d)	32,367	1,221,854
Quest Diagnostics, Inc.	87,296	4,718,349
RehabCare Group, Inc. (a)	15,055	276,109
ResCare, Inc. (a)	18,619	358,230
Rural/Metro Corp. (a)	7,404	14,438
Skilled Healthcare Group, Inc.	3,461	55,238
SRI/Surgical Express, Inc. (a)	900	3,465
Sun Healthcare Group, Inc. (a)	24,223	416,393
Sunrise Senior Living, Inc. (a)	36,429	740,602
Tenet Healthcare Corp. (a)	298,034	1,797,145
Triple-S Management Corp. (d)	16,998	295,085
U.S. Physical Therapy, Inc. (a)	12,075	239,206
UnitedHealth Group, Inc.	718,104	21,866,267
Universal American Financial Corp. (a)	13,972	184,011
Universal Health Services, Inc. Class B	30,000	1,853,400
VCA Antech, Inc. (a)(d)	45,340	1,393,752
Wellcare Health Plans, Inc. (a)(d)	24,178	1,009,673
WellPoint, Inc. (a)	315,000	16,628,850
		168,657,282
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	11,682
Allscripts Healthcare Solutions, Inc. (a)	36,249	519,811
AMICAS, Inc. (a)	9,737	28,529
Cash Technologies, Inc. (a)	3,400	850
Cerner Corp. (a)(d)	33,758	1,554,556
Computer Programs & Systems, Inc.	11,546	313,243
Eclipsys Corp. (a)(d)	40,841	911,163
Emageon, Inc. (a)	20,901	50,371
HLTH Corp. (a)	102,138	1,271,618
IMS Health, Inc.	97,709	2,171,094
MedAssets, Inc.	14,182	252,156
Merge Healthcare, Inc.	11,344	14,293
Omnicell, Inc. (a)	29,246	448,926
Phase Forward, Inc. (a)	23,819	460,183
ProxyMed, Inc. (a)	63	1
Vital Images, Inc. (a)	11,918	187,113
		8,195,589
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	25,506
Affymetrix, Inc. (a)(d)	37,569	322,342
Albany Molecular Research, Inc. (a)	27,799	484,537
AMAG Pharmaceuticals, Inc. (a)(d)	8,266	319,812
Applied Biosystems, Inc.	104,373	3,808,571
Bio-Rad Laboratories, Inc. Class A (a)	9,356	1,006,706
Bruker BioSciences Corp. (a)	56,937	879,107
Caliper Life Sciences, Inc. (a)	5,632	16,840
Cambrex Corp. (a)	21,547	140,271
Charles River Laboratories International, Inc. (a)	44,816	2,940,378
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Covance, Inc. (a)	39,622	$ 3,737,939
Cryo-Cell International, Inc. (a)	9,581	6,419
Dionex Corp. (a)	12,755	831,498
Enzo Biochem, Inc. (a)(d)	17,097	221,406
eResearchTechnology, Inc. (a)	28,484	384,249
Exelixis, Inc. (a)(d)	97,443	554,451
Harvard Bioscience, Inc. (a)	786	3,600
Illumina, Inc. (a)	31,329	2,698,367
Invitrogen Corp. (a)(d)	58,198	2,471,087
Kendle International, Inc. (a)(d)	12,762	631,081
Luminex Corp. (a)(d)	32,926	839,284
Medivation, Inc. (a)(d)	20,015	496,172
Millipore Corp. (a)	29,646	2,223,746
Nektar Therapeutics (a)(d)	48,707	193,367
PAREXEL International Corp. (a)	33,808	1,074,080
PerkinElmer, Inc.	75,005	2,130,892
Pharmaceutical Product Development, Inc.	53,601	2,186,921
PharmaNet Development Group, Inc. (a)	11,555	301,586
Sequenom, Inc. (a)(d)	41,541	944,227
Strategic Diagnostics, Inc. (a)	3,100	7,471
Techne Corp. (a)	27,995	2,160,374
Thermo Fisher Scientific, Inc. (a)	245,099	14,843,195
Varian, Inc. (a)	15,040	747,638
Waters Corp. (a)	57,037	3,892,775
		53,525,895
Pharmaceuticals - 5.1%
Abbott Laboratories	888,454	51,023,913
Acusphere, Inc. (a)	2,800	1,207
Adolor Corp. (a)	25,094	81,806
Akorn, Inc. (a)(d)	30,000	145,500
Alexza Pharmaceuticals, Inc. (a)(d)	13,000	69,030
Allergan, Inc.	175,345	9,796,525
Alpharma, Inc. Class A (a)(d)	32,656	1,165,819
APP Pharmaceuticals, Inc. (a)(d)	29,446	696,987
Atherogenics, Inc. (a)	6,856	4,456
Auxilium Pharmaceuticals, Inc. (a)(d)	18,538	728,729
AVANIR Pharmaceuticals Class A (a)	21,996	19,378
Barr Pharmaceuticals, Inc. (a)	62,885	4,247,253
BioMimetic Therapeutics, Inc. (a)(d)	5,000	57,600
Bristol-Myers Squibb Co.	1,142,748	24,386,242
Columbia Laboratories, Inc. (a)(d)	7,190	26,244
CPEX Pharmaceuticals, Inc. (a)	293	4,837
Cypress Bioscience, Inc. (a)	31,654	217,146
DepoMed, Inc. (a)	8,176	35,729
Discovery Laboratories, Inc. (a)	3,800	7,600
Durect Corp. (a)(d)	39,673	210,267
Eli Lilly & Co.	560,769	26,159,874
Emisphere Technologies, Inc. (a)	3,941	14,385
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,807,035
Forest Laboratories, Inc. (a)	180,225	6,432,230

	Shares	Value
Hi-Tech Pharmacal Co., Inc. (a)	2,015	$ 18,881
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	2,184
Immtech Pharmaceuticals, Inc. (a)	1,200	804
Inspire Pharmaceuticals, Inc. (a)(d)	17,519	78,836
Johnson & Johnson	1,630,335	114,824,494
King Pharmaceuticals, Inc. (a)	143,736	1,644,340
KV Pharmaceutical Co. Class A (a)(d)	25,710	579,761
Matrixx Initiatives, Inc. (a)	3,709	65,723
MDRNA, Inc. (a)	25,476	19,362
Medicines Co. (a)	30,000	730,800
Medicis Pharmaceutical Corp. Class A	45,977	952,184
Merck & Co., Inc.	1,256,832	44,831,197
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	5,824
Mylan, Inc. (a)(d)	181,395	2,338,182
NitroMed, Inc. (a)	7,065	5,652
Noven Pharmaceuticals, Inc. (a)	16,093	198,749
Obagi Medical Products, Inc. (a)	10,991	106,063
Pain Therapeutics, Inc. (a)(d)	35,234	329,438
Par Pharmaceutical Companies, Inc. (a)	22,867	325,626
Penwest Pharmaceuticals Co. (a)(d)	3,340	12,325
Perrigo Co.	47,847	1,674,167
Pfizer, Inc.	3,937,307	75,241,937
Pozen, Inc. (a)(d)	20,149	232,116
Salix Pharmaceuticals Ltd. (a)(d)	52,287	355,552
Santarus, Inc. (a)(d)	14,630	34,234
Schering-Plough Corp.	943,376	18,301,494
Sciele Pharma, Inc. (d)	14,633	281,978
Sepracor, Inc. (a)(d)	66,403	1,221,815
Spectrum Pharmaceuticals, Inc. (a)	192	328
SuperGen, Inc. (a)	6,806	11,366
Valeant Pharmaceuticals International (a)(d)	38,701	708,615
ViroPharma, Inc. (a)(d)	40,812	597,896
Vivus, Inc. (a)	73,666	622,478
Warner Chilcott Ltd. (a)	48,187	770,992
Watson Pharmaceuticals, Inc. (a)	52,973	1,605,612
Wyeth	772,370	33,428,174
XenoPort, Inc. (a)	15,634	763,408
Zila, Inc. (a)	4,200	1,386
		430,263,765
TOTAL HEALTH CARE		1,030,011,060
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
AAR Corp. (a)(d)	26,763	424,729
AeroCentury Corp. (a)	800	10,208
AeroVironment, Inc. (a)	8,200	274,372
Alliant Techsystems, Inc. (a)	17,247	1,814,902
American Science & Engineering, Inc.	4,657	311,088
Applied Signal Technology, Inc.	15,269	252,702
Argon ST, Inc. (a)	14,975	373,926
Astronics Corp. (a)	2,747	66,725
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Axsys Technologies, Inc. (a)	2,633	$ 178,860
BE Aerospace, Inc. (a)	54,148	1,296,845
Ceradyne, Inc. (a)	20,000	901,200
Cubic Corp.	5,635	156,033
Curtiss-Wright Corp.	22,872	1,232,115
DRS Technologies, Inc.	20,696	1,647,816
Ducommun, Inc.	3,105	82,189
DynCorp International, Inc. Class A (a)	8,722	137,720
Esterline Technologies Corp. (a)	20,000	1,129,800
GenCorp, Inc. (non-vtg.) (a)(d)	32,091	250,631
General Dynamics Corp.	196,285	18,117,106
Goodrich Corp.	68,691	3,520,414
Heico Corp. Class A	9,890	284,832
Herley Industries, Inc. (a)	3,619	69,485
Hexcel Corp. (a)	52,628	1,093,610
Honeywell International, Inc.	392,927	19,713,148
Innovative Solutions & Support, Inc. (a)	23,580	141,244
Kratos Defense & Security Solutions, Inc. (a)	9,297	18,873
L-3 Communications Holdings, Inc.	72,000	7,483,680
Ladish Co., Inc. (a)(d)	5,776	153,988
Lockheed Martin Corp.	184,094	21,435,905
Moog, Inc. Class A (a)	19,711	934,301
Northrop Grumman Corp.	177,415	12,215,023
Orbital Sciences Corp. (a)	37,000	978,280
Precision Castparts Corp.	75,890	7,836,401
Raytheon Co.	246,873	14,809,911
Rockwell Collins, Inc.	92,983	4,889,976
Spirit AeroSystems Holdings, Inc. Class A (a)	63,523	1,448,324
Stanley, Inc. (a)	7,416	252,589
Sypris Solutions, Inc.	3,224	7,254
Taser International, Inc. (a)(d)	42,685	277,453
Teledyne Technologies, Inc. (a)	18,970	1,182,400
The Boeing Co.	393,883	25,822,969
TransDigm Group, Inc. (a)	15,000	563,400
Triumph Group, Inc.	11,289	617,960
United Technologies Corp.	518,855	34,031,699
		188,442,086
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	17,036	16,866
Atlas Air Worldwide Holdings, Inc. (a)	11,680	674,403
C.H. Robinson Worldwide, Inc.	93,861	4,891,097
Dynamex, Inc. (a)	4,777	140,826
Expeditors International of Washington, Inc.	123,176	4,445,422
FedEx Corp.	161,369	13,364,581
Forward Air Corp.	23,713	836,832
Hub Group, Inc. Class A (a)	29,382	1,173,517
Pacer International, Inc.	34,535	727,998

	Shares	Value
United Parcel Service, Inc. Class B	389,160	$ 24,952,939
UTI Worldwide, Inc.	55,295	1,111,430
		52,335,911
Airlines - 0.2%
AirTran Holdings, Inc. (a)	62,329	149,590
Alaska Air Group, Inc. (a)(d)	27,766	583,364
Allegiant Travel Co. (a)	12,630	391,656
AMR Corp. (a)	131,416	1,357,527
Continental Airlines, Inc. Class B (a)(d)	62,192	1,010,620
Delta Air Lines, Inc. (a)	147,359	1,198,029
ExpressJet Holdings, Inc. Class A (a)	42,661	8,532
JetBlue Airways Corp. (a)	80,304	487,445
Mesa Air Group, Inc. (a)	12,128	5,458
Northwest Airlines Corp. (a)	116,321	1,137,619
Pinnacle Airlines Corp. (a)	13,246	63,051
Republic Airways Holdings, Inc. (a)	14,499	125,271
SkyWest, Inc.	25,270	431,864
Southwest Airlines Co.	405,240	6,171,805
UAL Corp. (d)	60,912	676,732
US Airways Group, Inc. (a)	40,418	343,149
		14,141,712
Building Products - 0.1%
Aaon, Inc.	4,021	85,889
American Woodmark Corp. (d)	8,120	192,931
Ameron International Corp.	7,610	889,305
Apogee Enterprises, Inc.	31,812	636,240
Armstrong World Industries, Inc.	10,573	394,479
Builders FirstSource, Inc. (a)(d)	7,165	36,327
Gibraltar Industries, Inc.	13,833	297,548
Griffon Corp. (a)(d)	6,305	77,236
Insteel Industries, Inc.	19,514	333,689
Lennox International, Inc.	32,284	1,194,508
Masco Corp.	201,834	3,846,956
NCI Building Systems, Inc. (a)	8,960	342,989
Owens Corning (a)	56,779	1,373,484
Quanex Building Products Corp.	21,263	349,989
Simpson Manufacturing Co. Ltd. (d)	24,564	682,879
Trex Co., Inc. (a)	1,672	31,016
Universal Forest Products, Inc. (d)	10,472	344,005
USG Corp. (a)	39,649	1,100,656
		12,210,126
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	38,140	1,002,319
ACCO Brands Corp. (a)	27,832	236,294
Administaff, Inc.	13,010	356,474
Advisory Board Co. (a)(d)	12,585	389,002
Allied Waste Industries, Inc. (a)	209,705	2,818,435
American Ecology Corp. (d)	14,777	479,661
American Reprographics Co. (a)	18,051	319,683
APAC Customer Services, Inc. (a)	4,300	9,632
Avery Dennison Corp.	51,610	2,489,666
Barrett Business Services, Inc.	2,508	36,366
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bowne & Co., Inc.	30,535	$ 369,474
Casella Waste Systems, Inc. Class A (a)	27,789	369,872
CBIZ, Inc. (a)	13,495	114,708
CDI Corp.	7,155	179,591
Cenveo, Inc. (a)	19,834	205,679
ChoicePoint, Inc. (a)	38,054	1,851,708
Cintas Corp.	75,810	2,334,948
Clean Harbors, Inc. (a)	7,762	629,809
Comfort Systems USA, Inc.	22,487	342,702
Comsys IT Partners, Inc. (a)	36	426
Consolidated Graphics, Inc. (a)	10,742	417,542
Copart, Inc. (a)	37,737	1,660,805
Cornell Companies, Inc. (a)	1,672	45,361
Corporate Executive Board Co.	28,235	1,027,754
Corrections Corp. of America (a)	72,354	1,924,616
CoStar Group, Inc. (a)(d)	12,805	676,232
Courier Corp.	2,999	64,179
Covanta Holding Corp. (a)	63,735	1,773,108
CRA International, Inc. (a)	9,397	374,846
Deluxe Corp.	24,238	400,169
Diamond Management & Technology Consultants, Inc.	6,807	40,706
Dun & Bradstreet Corp.	30,301	2,786,783
EnergySolutions, Inc.	15,000	277,050
Ennis, Inc.	10,422	172,067
Equifax, Inc.	72,173	2,549,872
Exponent, Inc. (a)	10,000	307,600
First Advantage Corp. Class A (a)	10,000	167,300
FTI Consulting, Inc. (a)(d)	25,683	1,885,132
Fuel Tech, Inc. (a)(d)	12,102	221,951
G&K Services, Inc. Class A	11,022	380,149
GeoEye, Inc. (a)	16,127	399,143
GP Strategies Corp. (a)	1,600	14,608
Healthcare Services Group, Inc.	26,140	509,207
Heidrick & Struggles International, Inc. (d)	9,533	289,422
Herman Miller, Inc.	27,876	784,431
HNI Corp. (d)	29,786	689,248
Hudson Highland Group, Inc. (a)	6,919	63,724
Huron Consulting Group, Inc. (a)(d)	19,198	1,237,887
ICT Group, Inc. (a)	4,570	37,017
IKON Office Solutions, Inc.	41,680	721,481
InnerWorkings, Inc. (a)(d)	33,190	393,633
Innotrac Corp. (a)	1,400	5,180
Interface, Inc. Class A	32,273	425,035
Intersections, Inc. (a)	8,825	94,692
Iron Mountain, Inc. (a)(d)	113,181	3,272,063
Kelly Services, Inc. Class A (non-vtg.)	22,445	434,086
Kforce, Inc. (a)	30,240	322,963
Kimball International, Inc. Class B	18,777	197,722
Knoll, Inc.	22,702	373,902

	Shares	Value
Korn/Ferry International (a)	27,902	$ 496,098
LECG Corp. (a)	11,382	92,763
M&F Worldwide Corp. (a)	6,880	302,858
Manpower, Inc.	43,348	2,083,305
McGrath RentCorp.	20,429	582,227
Metalico, Inc. (a)(d)	15,943	205,346
Mine Safety Appliances Co. (d)	16,439	597,229
Mobile Mini, Inc. (a)(d)	17,986	384,541
Monster Worldwide, Inc. (a)	63,567	1,242,099
MPS Group, Inc. (a)	54,337	625,962
Multi-Color Corp.	6,000	140,040
Navigant Consulting, Inc. (a)	31,134	538,930
On Assignment, Inc. (a)	30,613	289,293
PeopleSupport, Inc. (a)	34,712	421,751
Pitney Bowes, Inc.	116,617	3,982,471
Protection One, Inc. (a)(d)	1,019	7,235
R.R. Donnelley & Sons Co.	131,462	3,665,161
RCM Technologies, Inc. (a)	1,400	3,794
Republic Services, Inc.	90,000	2,958,300
Resources Connection, Inc.	37,123	897,634
Robert Half International, Inc.	91,729	2,348,262
Rollins, Inc.	31,849	565,957
Schawk, Inc. Class A	4,896	77,161
School Specialty, Inc. (a)	6,351	193,706
Spherion Corp. (a)	36,388	188,490
Spherix, Inc. (a)	2,713	1,655
Standard Register Co.	7,404	83,813
Steelcase, Inc. Class A	20,379	226,207
Stericycle, Inc. (a)	48,426	2,871,662
Superior Uniform Group, Inc.	1,000	10,360
Sykes Enterprises, Inc. (a)	17,284	348,100
Team, Inc. (a)	16,100	613,571
Tetra Tech, Inc. (a)	38,472	1,099,530
The Brink's Co.	20,872	1,456,448
The Geo Group, Inc. (a)	27,497	608,509
TRC Companies, Inc. (a)	5,282	18,645
TrueBlue, Inc. (a)	16,970	281,532
United Stationers, Inc. (a)	13,932	690,749
Viad Corp.	16,478	515,432
Virco Manufacturing Co.	3,120	13,603
Volt Information Sciences, Inc. (a)	2,508	35,162
Waste Connections, Inc. (a)	41,658	1,512,602
Waste Management, Inc.	274,549	9,658,634
Watson Wyatt Worldwide, Inc. Class A	21,050	1,233,320
		86,125,262
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	44,551	1,423,850
Dycom Industries, Inc. (a)	23,493	376,593
EMCOR Group, Inc. (a)	32,086	1,093,170
Fluor Corp.	100,116	8,022,295
Foster Wheeler Ltd. (a)	83,603	4,154,233
Furmanite Corp. (a)	20,546	244,703
Granite Construction, Inc. (d)	26,266	963,437
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Great Lakes Dredge & Dock Corp.	45,451	$ 340,428
Insituform Technologies, Inc. Class A (a)(d)	21,456	393,932
Integrated Electrical Services, Inc. (a)	13,972	299,141
Jacobs Engineering Group, Inc. (a)	66,126	4,881,421
KBR, Inc.	95,907	2,354,517
Layne Christensen Co. (a)	17,863	980,321
MasTec, Inc. (a)	15,448	218,126
Michael Baker Corp. (a)	5,000	173,100
Northwest Pipe Co. (a)(d)	12,239	709,005
Orion Marine Group, Inc. (a)	10,000	129,900
Perini Corp. (a)	13,944	372,444
Pike Electric Corp. (a)	13,966	263,259
Quanta Services, Inc. (a)	99,089	3,164,903
Shaw Group, Inc. (a)	43,000	2,130,220
Sterling Construction Co., Inc. (a)	10,000	184,500
URS Corp. (a)	44,139	2,116,906
		34,990,404
Electrical Equipment - 0.8%
A.O. Smith Corp.	12,801	527,017
Active Power, Inc. (a)	10,509	7,987
Acuity Brands, Inc.	21,074	916,930
Allied Motion Technologies, Inc. (a)	4,896	25,508
American Superconductor Corp. (a)(d)	45,910	1,128,009
AMETEK, Inc.	64,096	3,111,220
AZZ, Inc. (a)	2,866	124,528
Baldor Electric Co.	31,504	1,122,803
Beacon Power Corp. (a)	362	510
Belden, Inc.	28,834	1,059,361
Brady Corp. Class A	24,363	894,366
C&D Technologies, Inc. (a)(d)	5,300	40,757
Capstone Turbine Corp. (a)(d)	191,870	521,886
Chase Corp.	1,000	17,300
Coleman Cable, Inc. (a)	900	10,575
Cooper Industries Ltd. Class A	110,172	5,248,594
Emerson Electric Co.	450,279	21,073,057
Encore Wire Corp. (d)	8,240	157,137
Energy Conversion Devices, Inc. (a)	21,986	1,652,688
Energy Focus, Inc. (a)	3,941	9,734
EnerSys (a)(d)	19,892	559,363
Espey Manufacturing & Electronics Corp.	1,488	32,290
Evergreen Solar, Inc. (a)(d)	84,676	798,495
First Solar, Inc. (a)	26,690	7,383,789
Franklin Electric Co., Inc. (d)	16,711	723,586
FuelCell Energy, Inc. (a)(d)	59,982	416,275
General Cable Corp. (a)	28,716	1,413,402
GrafTech International Ltd. (a)	65,885	1,338,783
GT Solar International, Inc.	21,000	264,600
Hubbell, Inc. Class B	30,447	1,324,749
II-VI, Inc. (a)	14,172	622,293
LSI Industries, Inc.	12,688	109,497

	Shares	Value
MagneTek, Inc. (a)	3,582	$ 16,477
Medis Technologies Ltd. (a)(d)	4,420	13,835
Microvision, Inc. (a)(d)	3,976	10,338
Nexxus Lighting, Inc. (a)	2,100	18,165
Nortech Systems, Inc. (a)	1,634	12,745
Plug Power, Inc. (a)(d)	25,662	69,544
Polypore International, Inc. (a)	9,236	253,343
Powell Industries, Inc. (a)	3,702	163,554
Power-One, Inc. (a)(d)	23,022	51,800
PowerSecure International, Inc. (a)(d)	3,463	27,981
Regal-Beloit Corp.	18,753	880,453
Rockwell Automation, Inc.	72,154	3,406,390
Roper Industries, Inc.	46,497	2,747,043
Satcon Technology Corp. (a)(d)	1,200	2,712
SL Industries, Inc. (a)	2,508	33,106
Sunpower Corp. Class A (a)(d)	21,702	2,117,030
Tech/Ops Sevcon, Inc.	2,508	15,424
Thomas & Betts Corp. (a)	33,906	1,562,388
Ultralife Corp. (a)	600	6,942
UQM Technologies, Inc. (a)	3,800	8,740
Valence Technology, Inc. (a)(d)	12,072	43,338
Valpey Fisher Corp.	2,100	8,820
Vicor Corp.	5,067	51,025
Woodward Governor Co.	36,446	1,688,543
		65,846,825
Industrial Conglomerates - 2.6%
3M Co.	371,472	26,597,395
Carlisle Companies, Inc.	41,111	1,331,585
General Electric Co.	5,773,192	162,226,695
McDermott International, Inc. (a)	132,845	4,613,707
Otter Tail Corp. (d)	19,318	767,118
Raven Industries, Inc.	17,449	789,218
Seaboard Corp. (d)	119	154,343
Standex International Corp.	6,568	164,200
Teleflex, Inc.	22,935	1,480,913
Textron, Inc.	139,832	5,747,095
Tredegar Corp.	28,430	562,914
Tyco International Ltd.	275,119	11,797,103
United Capital Corp. (a)	2,262	56,052
		216,288,338
Machinery - 2.2%
3D Systems Corp. (a)(d)	2,508	30,648
Actuant Corp. Class A	38,259	1,207,071
AGCO Corp. (a)	56,000	3,451,280
Alamo Group, Inc.	200	4,186
Albany International Corp. Class A	18,400	564,328
Altra Holdings, Inc. (a)	22,128	398,083
American Railcar Industries, Inc. (d)	10,474	169,784
Ampco-Pittsburgh Corp.	6,549	284,489
Astec Industries, Inc. (a)	13,584	467,290
Badger Meter, Inc.	7,471	343,965
Barnes Group, Inc.	30,587	737,758
Blount International, Inc. (a)	31,035	391,662
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Briggs & Stratton Corp. (d)	24,714	$ 370,710
Bucyrus International, Inc. Class A	40,278	2,813,418
Cascade Corp.	6,465	335,404
Caterpillar, Inc.	362,000	25,604,260
Chart Industries, Inc. (a)	19,020	878,344
CIRCOR International, Inc.	14,659	883,351
CLARCOR, Inc.	35,512	1,417,994
Colfax Corp.	10,800	265,572
Columbus McKinnon Corp. (NY Shares) (a)	8,038	219,357
Commercial Vehicle Group, Inc. (a)	19,815	202,906
Crane Co.	36,024	1,322,801
Cummins, Inc.	103,847	6,766,671
Danaher Corp.	141,547	11,545,989
Deere & Co.	247,286	17,450,973
Donaldson Co., Inc.	40,645	1,784,722
Dover Corp.	112,000	5,530,560
Dynamic Materials Corp. (d)	10,162	312,685
Eaton Corp.	94,768	6,935,122
EnPro Industries, Inc. (a)	12,676	534,293
ESCO Technologies, Inc. (a)(d)	15,486	737,288
Federal Signal Corp.	42,097	674,815
Flanders Corp. (a)(d)	9,957	69,799
Flow International Corp. (a)	28,106	190,840
Flowserve Corp.	30,503	4,030,056
Force Protection, Inc. (a)(d)	28,600	113,828
FreightCar America, Inc. (d)	8,359	309,032
Gardner Denver, Inc. (a)	31,535	1,423,490
Gehl Co. (a)(d)	10,898	164,233
Gorman-Rupp Co.	10,248	412,277
Graco, Inc.	33,485	1,277,453
Greenbrier Companies, Inc.	4,470	89,624
Hardinge, Inc.	11,551	186,433
Harsco Corp.	46,564	2,451,129
Hirsch International Corp. Class A (a)	900	1,080
Hurco Companies, Inc. (a)	3,204	103,906
IDEX Corp.	46,477	1,722,902
Illinois Tool Works, Inc.	253,534	12,577,822
Ingersoll-Rand Co. Ltd. Class A	180,149	6,652,903
ITT Corp.	100,615	6,414,206
John Bean Technologies Corp. (a)	15,759	204,867
Joy Global, Inc.	66,000	4,688,640
K-Tron International, Inc. (a)(d)	1,000	148,790
Kadant, Inc. (a)	4,460	104,587
Kaydon Corp.	19,607	1,092,698
Kennametal, Inc.	45,728	1,610,997
L.B. Foster Co. Class A (a)	12,372	477,064
Lincoln Electric Holdings, Inc.	22,247	1,796,890
Lindsay Corp. (d)	11,966	980,135
Manitowoc Co., Inc.	72,478	1,824,996
Middleby Corp. (a)(d)	8,942	477,145

	Shares	Value
Miller Industries, Inc. (a)	360	$ 3,013
Mueller Industries, Inc.	22,488	630,788
Mueller Water Products, Inc. Class B	61,652	639,948
NACCO Industries, Inc. Class A	2,834	333,108
Navistar International Corp. (a)	36,100	2,003,550
NN, Inc.	14,100	231,522
Nordson Corp.	19,922	1,068,417
Omega Flex, Inc.	300	6,465
Oshkosh Co.	44,807	690,924
PACCAR, Inc.	217,028	9,345,226
Pall Corp.	72,554	2,946,418
Parker Hannifin Corp.	92,783	5,944,607
Pentair, Inc.	53,217	1,955,725
RBC Bearings, Inc. (a)	25,395	1,014,276
Robbins & Myers, Inc.	12,478	559,638
Sauer-Danfoss, Inc.	8,867	290,572
SPX Corp.	28,834	3,438,455
Sun Hydraulics Corp. (d)	15,000	496,350
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	574,431
Tennant Co.	7,549	235,151
Terex Corp. (a)	55,079	2,769,923
Timken Co.	45,022	1,455,111
Titan International, Inc. (d)	19,673	526,056
Toro Co. (d)	18,185	743,221
Trinity Industries, Inc. (d)	46,212	1,662,708
Twin Disc, Inc.	8,348	153,353
Valmont Industries, Inc. (d)	9,929	1,059,821
Wabash National Corp. (d)	10,432	90,654
Wabtec Corp.	25,638	1,514,437
Watts Water Technologies, Inc. Class A	14,756	419,513
		189,038,982
Marine - 0.1%
Alexander & Baldwin, Inc.	27,063	1,210,528
American Commercial Lines, Inc. (a)(d)	16,002	196,985
Eagle Bulk Shipping, Inc. (d)	38,563	1,020,763
Excel Maritime Carriers Ltd. (d)	10,068	359,327
Genco Shipping & Trading Ltd. (d)	17,112	1,073,607
Horizon Lines, Inc. Class A	12,977	168,441
Kirby Corp. (a)	27,057	1,238,940
OceanFreight, Inc. (d)	15,914	303,480
TBS International Ltd. Class A (a)(d)	8,358	241,630
		5,813,701
Road & Rail - 1.1%
AMERCO (a)(d)	5,493	228,948
Arkansas Best Corp. (d)	14,333	496,208
Avis Budget Group, Inc. (a)	77,814	592,943
Burlington Northern Santa Fe Corp.	165,971	17,825,285
Celadon Group, Inc. (a)	4,374	56,293
Con-way, Inc.	25,695	1,261,625
Covenant Transport Group, Inc. Class A (a)	2,866	12,582
CSX Corp.	234,715	15,181,366
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Dollar Thrifty Automotive Group, Inc. (a)(d)	11,579	$ 53,842
Genesee & Wyoming, Inc. Class A (a)	22,228	956,026
Heartland Express, Inc.	37,647	621,928
Hertz Global Holdings, Inc. (a)	82,332	782,977
J.B. Hunt Transport Services, Inc.	46,757	1,704,293
Kansas City Southern (a)	48,908	2,515,338
Knight Transportation, Inc.	37,691	674,292
Landstar System, Inc.	33,162	1,625,601
Marten Transport Ltd. (a)	5,037	100,438
Norfolk Southern Corp.	220,154	16,187,924
Old Dominion Freight Lines, Inc. (a)(d)	16,944	563,727
Quality Distribution, Inc. (a)	633	2,849
Ryder System, Inc.	31,077	2,005,088
Saia, Inc. (a)	3,559	68,618
Union Pacific Corp.	304,360	25,535,804
Werner Enterprises, Inc. (d)	21,388	487,860
YRC Worldwide, Inc. (a)(d)	30,734	556,285
		90,098,140
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	51,120
Aircastle Ltd. (d)	24,900	330,423
Applied Industrial Technologies, Inc.	16,649	484,652
Beacon Roofing Supply, Inc. (a)	32,220	524,542
BlueLinx Corp.	10,747	77,486
Building Materials Holding Corp. (d)	17,924	21,688
Fastenal Co. (d)	79,420	4,124,281
GATX Corp.	22,906	1,003,970
H&E Equipment Services, Inc. (a)(d)	6,730	94,960
Houston Wire & Cable Co. (d)	12,212	205,894
Huttig Building Products, Inc. (a)	1,077	2,337
Interline Brands, Inc. (a)	23,660	379,743
Kaman Corp. (d)	15,960	481,194
Lawson Products, Inc.	2,164	65,180
MSC Industrial Direct Co., Inc. Class A (d)	24,416	1,243,507
RSC Holdings, Inc. (a)(d)	36,805	373,939
Rush Enterprises, Inc. Class A (a)	12,360	163,028
TAL International Group, Inc.	19,431	477,614
United Rentals, Inc. (d)	30,398	492,144
W.W. Grainger, Inc.	37,017	3,332,641
Watsco, Inc.	15,220	779,112
WESCO International, Inc. (a)	22,577	867,860
Willis Lease Finance Corp. (a)	1,200	14,856
		15,592,171

	Shares	Value
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,624	$ 531,698
Quixote Corp.	700	5,530
		537,228
TOTAL INDUSTRIALS		971,460,886
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.4%
3Com Corp. (a)	209,846	444,874
Acme Packet, Inc. (a)(d)	28,974	185,144
ADC Telecommunications, Inc. (a)(d)	65,644	672,851
Adtran, Inc.	39,636	903,701
Alliance Fiber Optic Products, Inc. (a)	2,400	3,192
AltiGen Communications, Inc. (a)	3,200	3,872
Anaren, Inc. (a)	13,791	146,460
Arris Group, Inc. (a)	64,448	609,678
Aruba Networks, Inc. (a)	15,800	99,382
Avanex Corp. (a)(d)	2,328	14,550
Avocent Corp. (a)	37,291	875,220
Aware, Inc. (a)	7,998	25,274
Bel Fuse, Inc. Class B (non-vtg.)	8,180	227,731
BigBand Networks, Inc. (a)	20,235	71,025
Black Box Corp.	7,979	285,967
Blonder Tongue Laboratories, Inc. (a)	3,900	4,485
Blue Coat Systems, Inc. (a)	19,836	368,950
Bookham, Inc. (a)	59,145	99,955
Brocade Communications Systems, Inc. (a)	249,563	1,851,757
Channell Commercial Corp. (a)	800	304
Ciena Corp. (a)	52,062	904,838
Cisco Systems, Inc. (a)	3,433,617	82,578,489
Comarco, Inc. (a)	450	1,062
CommScope, Inc. (a)(d)	37,340	1,828,540
Communications Systems, Inc.	2,718	28,947
Comtech Telecommunications Corp. (a)	13,730	627,736
Corning, Inc.	903,885	18,565,798
DG FastChannel, Inc. (a)	16,845	396,363
Digi International, Inc. (a)	5,248	61,979
Ditech Networks, Inc. (a)	8,447	13,093
EchoStar Holding Corp. Class A (a)	20,120	630,561
EDCI Holdings, Inc. (a)	859	3,573
EMS Technologies, Inc. (a)	12,115	284,581
Emulex Corp. (a)	47,139	632,605
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	283,584
F5 Networks, Inc. (a)(d)	56,869	1,939,802
Finisar Corp. (a)	154,118	223,471
Foundry Networks, Inc. (a)	98,330	1,808,289
Globecomm Systems, Inc. (a)	13,582	138,536
Harmonic, Inc. (a)	57,982	510,242
Harris Corp.	79,752	4,175,815
Harris Stratex Networks, Inc. Class A (a)	18,880	176,717
Hughes Communications, Inc. (a)	3,000	132,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Infinera Corp. (a)(d)	35,600	$ 392,312
InterDigital, Inc. (a)(d)	34,017	902,811
ISCO International, Inc. (a)	1,800	199
Ixia (a)	18,466	160,470
JDS Uniphase Corp. (a)	143,863	1,461,648
Juniper Networks, Inc. (a)	302,810	7,782,217
KVH Industries, Inc. (a)	1,838	16,616
Lantronix, Inc. (a)	500	260
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	1
Loral Space & Communications Ltd. (a)	7,589	139,410
Motorola, Inc.	1,270,650	11,969,523
MRV Communications, Inc. (a)	107,785	146,588
NETGEAR, Inc. (a)(d)	22,719	382,815
Network Engines, Inc. (a)	2,300	2,208
Network Equipment Technologies, Inc. (a)(d)	17,660	57,572
Nextwave Wireless, Inc. (a)(d)	16,900	16,393
NMS Communications Corp. (a)	2,800	1,596
NumereX Corp. Class A (a)	3,105	16,208
Occam Networks, Inc. (a)	85	377
Oplink Communications, Inc. (a)	17,767	233,458
Opnext, Inc. (a)	11,814	74,901
Optelecom Nkf, Inc. (a)	529	4,354
Optical Cable Corp. (a)	656	4,540
ORBCOMM, Inc. (a)(d)	23,301	134,214
Parkervision, Inc. (a)(d)	17,441	188,363
PC-Tel, Inc.	2,627	26,559
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	17,246
Plantronics, Inc.	29,154	752,173
Polycom, Inc. (a)	45,009	1,262,052
Powerwave Technologies, Inc. (a)	103,954	524,968
Proxim Wireless Corp. (a)	610	232
QUALCOMM, Inc.	933,856	49,167,518
Riverbed Technology, Inc. (a)(d)	27,694	471,075
SCM Microsystems, Inc. (a)	600	1,512
SeaChange International, Inc. (a)	5,553	47,645
Sonus Networks, Inc. (a)	127,839	432,096
Starent Networks Corp. (a)	17,710	243,867
Sycamore Networks, Inc. (a)	161,765	566,178
Symmetricom, Inc. (a)	9,258	45,549
Tekelec (a)	39,611	650,017
Tellabs, Inc. (a)	242,872	1,265,363
Telular Corp. (a)	2,100	5,838
Tollgrade Communications, Inc. (a)	2,548	17,123
UTStarcom, Inc. (a)(d)	75,765	246,994
Veramark Technologies, Inc. (a)	2,300	805
ViaSat, Inc. (a)	15,135	396,991
Wegener Corp. (a)	3,500	2,030

	Shares	Value
Westell Technologies, Inc. Class A (a)	4,212	$ 3,799
Zhone Technologies, Inc. (a)	52,590	16,377
		203,094,504
Computers & Peripherals - 3.9%
ActivIdentity Corp. (a)	55,312	148,236
Adaptec, Inc. (a)	86,311	327,119
Apple, Inc. (a)	503,480	85,354,964
Astro-Med, Inc.	5,359	50,160
Avid Technology, Inc. (a)(d)	17,853	414,904
Concurrent Computer Corp. (a)	1,148	8,139
Cray, Inc. (a)	27,805	155,986
Data Domain, Inc. (a)(d)	14,767	338,164
Datalink Corp. (a)	2,627	15,526
Dataram Corp.	3,881	9,353
Dell, Inc. (a)	1,041,891	22,640,291
Diebold, Inc.	44,317	1,757,169
Dot Hill Systems Corp. (a)	5,816	12,679
Electronics for Imaging, Inc. (a)	26,182	434,359
EMC Corp. (a)	1,220,795	18,653,748
En Pointe Technologies, Inc. (a)	1,400	3,052
Hauppauge Digital, Inc. (a)	500	700
Hewlett-Packard Co.	1,424,223	66,824,543
Hutchinson Technology, Inc. (a)(d)	11,789	170,823
Hypercom Corp. (a)	9,287	42,256
iGO, Inc. (a)	6,906	7,804
Imation Corp.	17,514	371,997
Immersion Corp. (a)	36,085	239,965
InFocus Corp. (a)	6,448	9,414
Intermec, Inc. (a)	33,285	668,696
International Business Machines Corp.	800,534	97,449,004
Interphase Corp. (a)	2,276	7,647
Intevac, Inc. (a)	15,683	159,653
LaserCard Corp. (a)	2,369	13,503
Lexmark International, Inc. Class A (a)	57,487	2,067,807
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	102,146	2,702,783
NetApp, Inc. (a)	196,352	5,003,049
Novatel Wireless, Inc. (a)(d)	24,485	152,542
Overland Storage, Inc. (a)	2,079	1,663
Palm, Inc. (d)	46,540	396,055
Presstek, Inc. (a)	8,481	45,543
QLogic Corp. (a)	95,448	1,782,969
Quantum Corp. (a)	145,293	257,169
Rackable Systems, Inc. (a)	10,523	109,018
Rimage Corp. (a)	7,000	111,580
SanDisk Corp. (a)	122,973	1,778,190
Scan-Optics, Inc. (a)	300	0
Seagate Technology	305,539	4,555,586
Socket Mobile, Inc. (a)	3,300	2,145
STEC, Inc. (a)	9,195	93,145
Stratasys, Inc. (a)(d)	11,359	189,241
Sun Microsystems, Inc. (a)	459,495	4,135,455
Super Micro Computer, Inc. (a)	15,000	149,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)(d)	15,141	$ 792,480
Teradata Corp. (a)	100,764	2,475,771
Video Display Corp. (a)	3,439	27,787
ViewCast.com, Inc. (a)	13,700	4,247
Western Digital Corp. (a)	118,961	3,242,877
		326,366,506
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	140,927
Advanced Photonix, Inc. Class A (a)	5,286	10,043
Agilent Technologies, Inc. (a)	216,478	7,524,775
Agilysys, Inc.	29,574	384,758
American Technology Corp. (a)	900	649
Amphenol Corp. Class A	102,205	4,856,782
Anixter International, Inc. (a)	15,510	1,144,793
Arrow Electronics, Inc. (a)	67,105	2,227,215
Avnet, Inc. (a)	87,563	2,569,974
AVX Corp.	28,540	327,639
Axcess, Inc. (a)	1,600	1,328
Benchmark Electronics, Inc. (a)	29,979	494,354
Brightpoint, Inc. (a)	34,802	299,645
CalAmp Corp. (a)	3,621	7,242
Checkpoint Systems, Inc. (a)	28,100	598,249
Clearfield, Inc. (a)	2,800	3,640
Cogent, Inc. (a)(d)	35,833	394,163
Cognex Corp.	28,237	571,235
Coherent, Inc. (a)	16,000	573,920
CTS Corp.	21,333	282,449
Daktronics, Inc.	18,380	322,201
Dolby Laboratories, Inc. Class A (a)	26,681	1,085,917
DTS, Inc. (a)(d)	18,993	611,005
Echelon Corp. (a)(d)	24,222	315,128
Electro Rent Corp.	2,627	35,780
Electro Scientific Industries, Inc. (a)	25,174	359,736
Entorian Technologies, Inc. (a)	558	407
Excel Technology, Inc. (a)	12,952	413,687
FARO Technologies, Inc. (a)	4,416	104,306
FLIR Systems, Inc. (a)(d)	80,563	2,876,099
Frequency Electronics, Inc.	500	2,290
Gerber Scientific, Inc. (a)	4,538	40,479
Giga-Tronics, Inc. (a)	3,000	3,180
GTSI Corp. (a)	2,376	16,394
IEC Electronics Corp. (a)	100	205
Ingram Micro, Inc. Class A (a)	100,872	1,907,490
InPlay Technologies, Inc. (a)	1,500	345
Insight Enterprises, Inc. (a)	30,442	506,555
IPG Photonics Corp. (a)	11,815	240,672
Iteris, Inc. (a)	1,200	2,676
Itron, Inc. (a)(d)	18,789	1,946,165
Jabil Circuit, Inc.	105,558	1,779,708

	Shares	Value
Jaco Electronics, Inc. (a)	1,950	$ 2,496
Keithley Instruments, Inc.	11,433	108,728
KEMET Corp. (a)	62,217	100,792
L-1 Identity Solutions, Inc. (a)(d)	39,828	656,365
LeCroy Corp. (a)	2,030	16,910
LightPath Technologies, Inc. Class A (a)	437	621
Littelfuse, Inc. (a)	19,009	674,439
LoJack Corp. (a)	24,509	177,690
Mace Security International, Inc. (a)	1,100	1,749
Maxwell Technologies, Inc. (a)(d)	1,314	16,241
MDI, Inc. (a)	3,700	2,331
Measurement Specialties, Inc. (a)(d)	3,947	70,572
Mercury Computer Systems, Inc. (a)	16,844	155,807
Merix Corp. (a)	1,450	2,697
Merrimac Industries, Inc. (a)	500	2,695
Mesa Laboratories, Inc.	2,540	53,315
Methode Electronics, Inc. Class A	32,238	354,296
Mettler-Toledo International, Inc. (a)	23,066	2,426,543
Micronetics, Inc. (a)	1,137	8,414
MOCON, Inc.	2,570	27,319
Molex, Inc.	80,651	1,945,302
MTS Systems Corp.	10,980	455,450
Multi-Fineline Electronix, Inc. (a)	2,695	45,977
National Instruments Corp.	42,603	1,375,225
Newport Corp. (a)	27,067	253,618
NU Horizons Electronics Corp. (a)	4,122	19,827
OSI Systems, Inc. (a)	12,633	293,212
Park Electrochemical Corp.	11,387	319,064
PC Connection, Inc. (a)	2,687	20,394
PC Mall, Inc. (a)	500	4,785
Photon Dynamics, Inc. (a)	2,665	40,561
Planar Systems, Inc. (a)	2,649	7,338
Plexus Corp. (a)	30,922	866,744
RadiSys Corp. (a)	4,060	44,944
Research Frontiers, Inc. (a)(d)	2,000	10,300
Richardson Electronics Ltd.	2,923	19,613
Rofin-Sinar Technologies, Inc. (a)	19,978	807,511
Rogers Corp. (a)	16,541	661,805
Sanmina-SCI Corp. (a)	238,408	560,259
ScanSource, Inc. (a)	12,961	389,996
SMART Modular Technologies (WWH), Inc. (a)	9,803	30,683
Spectrum Control, Inc. (a)	1,791	14,794
StockerYale, Inc. (a)	1,200	588
SYNNEX Corp. (a)	6,678	153,527
Tech Data Corp. (a)	35,292	1,204,869
Technitrol, Inc.	21,812	344,848
Trimble Navigation Ltd. (a)	65,715	2,224,453
TTM Technologies, Inc. (a)(d)	23,411	280,464
Tyco Electronics Ltd.	286,734	9,436,416
Universal Display Corp. (a)(d)	21,705	307,777
Vishay Intertechnology, Inc. (a)	82,602	734,332
X-Rite, Inc. (a)(d)	29,750	119,595
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Zones, Inc. (a)	4,777	$ 39,840
Zygo Corp. (a)	11,433	119,818
		62,998,154
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	92,359	2,115,021
Ariba, Inc. (a)	57,748	850,628
Art Technology Group, Inc. (a)	66,310	271,871
Autobytel, Inc. (a)	6,680	7,816
Bankrate, Inc. (a)(d)	10,845	349,860
Chordiant Software, Inc. (a)	6,787	40,383
CMGI, Inc. (a)	27,194	320,617
Communication Intelligence Corp. (a)	3,800	532
DealerTrack Holdings, Inc. (a)	17,942	330,671
Digital River, Inc. (a)	26,281	1,149,794
DivX, Inc. (a)	15,267	140,151
EarthLink, Inc. (a)	92,443	861,569
EasyLink Services International Corp. (a)	600	2,262
eBay, Inc. (a)	679,942	16,950,954
Equinix, Inc. (a)(d)	20,609	1,659,025
Google, Inc. Class A (sub. vtg.) (a)	130,535	60,475,560
Greenfield Online, Inc. (a)	23,702	411,230
GSI Commerce, Inc. (a)(d)	6,423	103,282
I-Many, Inc. (a)	5,700	3,962
IAC/InterActiveCorp (a)	57,159	948,839
iMergent, Inc. (d)	7,660	86,635
InfoSpace, Inc.	22,445	262,607
Innodata Isogen, Inc. (a)	10,986	31,969
Internap Network Services Corp. (a)(d)	31,452	97,187
Internet America, Inc. (a)	4,200	1,260
Internet Capital Group, Inc. (a)	38,165	322,494
Interwoven, Inc. (a)	35,357	520,455
iPass, Inc. (a)	26,101	59,249
j2 Global Communications, Inc. (a)	26,750	659,923
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	1,404
Keynote Systems, Inc. (a)	20,911	293,172
Liquidity Services, Inc. (a)	10,000	109,600
LoopNet, Inc. (a)(d)	11,319	120,661
Marchex, Inc. Class B	33,368	376,057
MIVA, Inc. (a)	3,079	3,171
Move, Inc. (a)	41,866	113,038
Napster, Inc. (a)	4,053	5,431
NaviSite, Inc. (a)	344	1,118
NIC, Inc.	15,017	103,918
Omniture, Inc. (a)(d)	33,791	602,156
On2.Com, Inc. (a)(d)	22,666	9,746
Onstream Media Corp. (a)	206	122
Openwave Systems, Inc. (a)	28,230	40,651
Perficient, Inc. (a)	16,992	134,916
RealNetworks, Inc. (a)	49,719	329,637
S1 Corp. (a)	50,691	386,772

	Shares	Value
Saba Software, Inc. (a)	3,088	$ 11,179
SAVVIS, Inc. (a)(d)	16,067	255,144
Selectica, Inc. (a)	6,434	7,270
SonicWALL, Inc. (a)	60,735	397,207
Supportsoft, Inc. (a)	12,011	41,918
Switch & Data Facilities Co., Inc. (a)(d)	16,274	235,648
Terremark Worldwide, Inc. (a)(d)	7,893	57,066
The Knot, Inc. (a)	15,066	137,251
The Sedona Corp. (a)	6,100	793
TheStreet.com, Inc.	4,299	30,523
Tumbleweed Communications Corp. (a)	1,858	4,738
United Online, Inc.	34,145	359,547
ValueClick, Inc. (a)	52,554	677,421
VeriSign, Inc. (a)	133,410	4,265,118
Vignette Corp. (a)	23,657	322,445
VistaPrint Ltd. (a)(d)	23,150	769,506
Vocus, Inc. (a)	13,408	477,995
WebMD Health Corp. Class A (a)(d)	8,782	278,038
Websense, Inc. (a)	27,212	616,080
Website Pros, Inc. (a)	15,761	95,196
Yahoo!, Inc. (a)	737,095	14,284,901
Zix Corp. (a)(d)	10,905	30,316
		115,022,676
IT Services - 1.5%
Accenture Ltd. Class A	351,143	14,523,274
Acxiom Corp.	35,587	514,232
Affiliated Computer Services, Inc. Class A (a)	51,190	2,725,356
Alliance Data Systems Corp. (a)(d)	44,989	2,890,093
Automatic Data Processing, Inc.	306,565	13,605,355
BearingPoint, Inc. (a)	179,257	204,353
Broadridge Financial Solutions, Inc.	83,191	1,661,324
CACI International, Inc. Class A (a)	15,702	795,306
Ciber, Inc. (a)	37,145	290,845
Cognizant Technology Solutions Corp. Class A (a)	163,518	4,794,348
Computer Sciences Corp. (a)	91,349	4,296,143
Convergys Corp. (a)	67,686	998,369
CSG Systems International, Inc. (a)	20,682	390,890
CSP, Inc. (a)	4,299	26,095
CyberSource Corp. (a)	60,885	1,046,004
Digital Angel Corp. (a)	2,397	1,225
DST Systems, Inc. (a)(d)	27,403	1,692,135
Edgewater Technology, Inc. (a)	3,344	16,553
eLoyalty Corp. (a)(d)	5,011	24,604
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	26,723	502,125
Fidelity National Information Services, Inc.	108,367	2,367,819
Fiserv, Inc. (a)	91,840	4,762,822
Forrester Research, Inc. (a)	9,538	329,919
Gartner, Inc. Class A (a)	46,439	1,226,454
Genpact Ltd.	29,700	420,255
Gevity HR, Inc.	6,603	54,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	20,102	$ 120,411
Global Payments, Inc.	41,747	2,012,623
Hackett Group, Inc. (a)	2,704	17,306
Heartland Payment Systems, Inc.	15,286	344,852
Hewitt Associates, Inc. Class A (a)	55,712	2,240,180
iGate Corp. (a)	5,233	58,871
infoGROUP, Inc.	18,601	122,767
Integral Systems, Inc.	10,548	474,555
Lender Processing Services, Inc.	54,183	1,804,294
Lionbridge Technologies, Inc. (a)	21,896	69,848
ManTech International Corp. Class A (a)	8,762	515,994
MasterCard, Inc. Class A	40,158	9,740,323
Maximus, Inc.	18,351	678,987
Metavante Holding Co. (a)	59,150	1,398,306
MoneyGram International, Inc.	39,244	66,715
NeuStar, Inc. Class A (a)	50,349	1,208,879
New Century Equity Holdings Corp. (a)	1,200	276
Online Resources Corp. (a)	30,570	266,265
Paychex, Inc.	183,598	6,257,020
Perot Systems Corp. Class A (a)	49,211	875,956
PFSweb, Inc. (a)	2,111	6,692
RightNow Technologies, Inc. (a)	14,127	211,764
Safeguard Scientifics, Inc. (a)	143,814	205,654
SAIC, Inc. (a)	103,979	2,084,779
Sapient Corp. (a)	39,014	361,660
SI International, Inc. (a)	2,710	84,633
SM&A (a)	4,601	15,229
SRA International, Inc. Class A (a)	17,782	417,521
StarTek, Inc. (a)	2,269	20,512
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	6,687	221,139
Technology Solutions Co. (a)	455	1,834
Teletech Holdings, Inc. (a)	22,443	346,071
The Management Network Group, Inc. (a)	1,200	1,296
The Western Union Co.	421,493	11,641,637
TNS, Inc. (a)	21,195	485,366
Total System Services, Inc.	112,965	2,250,263
TSR, Inc.	100	270
Unisys Corp. (a)	238,680	976,201
VeriFone Holdings, Inc. (a)(d)	28,844	581,495
Visa, Inc.	258,048	19,585,843
Wright Express Corp. (a)(d)	24,382	725,365
		128,660,025
Office Electronics - 0.1%
Xerox Corp.	533,793	7,435,736
Zebra Technologies Corp. Class A (a)	42,299	1,320,575
		8,756,311
Semiconductors & Semiconductor Equipment - 2.5%
Actel Corp. (a)	19,572	269,702

	Shares	Value
Advanced Analogic Technologies, Inc. (a)	28,971	$ 132,397
Advanced Energy Industries, Inc. (a)	22,632	365,054
Advanced Micro Devices, Inc. (a)(d)	325,938	2,050,150
AEHR Test Systems (a)	3,637	15,894
Aetrium, Inc. (a)	2,400	9,000
Altera Corp.	179,824	4,071,215
Amkor Technology, Inc. (a)(d)	62,259	467,565
Amtech Systems, Inc. (a)	4,180	46,858
ANADIGICS, Inc. (a)(d)	46,131	155,461
Analog Devices, Inc.	158,464	4,430,653
Applied Materials, Inc.	779,076	13,961,042
Applied Micro Circuits Corp. (a)	44,590	354,936
Asyst Technologies, Inc. (a)	6,605	27,213
Atheros Communications, Inc. (a)(d)	40,105	1,307,824
Atmel Corp. (a)	218,380	915,012
ATMI, Inc. (a)	20,924	510,336
Axcelis Technologies, Inc. (a)	87,927	415,895
AXT, Inc. (a)	6,090	21,985
Broadcom Corp. Class A (a)	267,600	6,438,456
Brooks Automation, Inc. (a)	54,086	519,766
Cabot Microelectronics Corp. (a)	15,009	579,648
California Micro Devices Corp. (a)	1,400	4,536
Cavium Networks, Inc. (a)(d)	9,400	160,646
Centillium Communications, Inc. (a)	3,503	2,592
Ceva, Inc. (a)	3,705	35,198
Cirrus Logic, Inc. (a)	72,913	452,790
Cohu, Inc.	16,269	271,692
Conexant Systems, Inc. (a)	15,804	93,086
Credence Systems Corp. (a)	36,936	41,738
Cree, Inc. (a)(d)	40,710	948,950
Cymer, Inc. (a)	13,274	397,424
Cypress Semiconductor Corp. (a)(d)	92,993	3,014,833
Diodes, Inc. (a)	14,662	348,809
DSP Group, Inc. (a)	29,152	225,928
Electroglas, Inc. (a)	5,581	8,316
EMCORE Corp. (a)(d)	46,234	286,188
Entegris, Inc. (a)	50,797	312,910
Exar Corp. (a)	31,629	244,808
Fairchild Semiconductor International, Inc. (a)	82,940	1,040,068
FEI Co. (a)	16,764	453,969
FormFactor, Inc. (a)	40,019	767,965
FSI International, Inc. (a)	5,015	5,717
Hi/fn, Inc. (a)	1,922	7,630
Hittite Microwave Corp. (a)	10,757	380,690
Ikanos Communications, Inc. (a)	40,760	105,976
Implant Sciences Corp. (a)	200	204
Integrated Device Technology, Inc. (a)	92,539	979,988
Integrated Silicon Solution, Inc. (a)	3,011	11,863
Intel Corp.	3,322,152	75,977,616
International Rectifier Corp. (a)	34,327	717,434
Intersil Corp. Class A	65,238	1,528,526
Intest Corp. (a)	2,530	3,036
IXYS Corp. (a)	4,418	56,241
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	100,573	$ 3,727,235
Kopin Corp. (a)	11,225	33,451
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	235,515
Lam Research Corp. (a)	69,262	2,546,071
Lattice Semiconductor Corp. (a)	90,325	211,361
Leadis Technology, Inc. (a)	8,517	8,347
Linear Technology Corp.	129,395	4,223,453
LSI Corp. (a)(d)	463,843	3,084,556
LTX Corp. (a)	9,783	17,512
Marvell Technology Group Ltd. (a)	276,064	3,895,263
Mattson Technology, Inc. (a)	45,794	233,549
MEMC Electronic Materials, Inc. (a)	127,737	6,270,609
Micrel, Inc.	15,707	144,661
Micro Component Technology, Inc. (a)	4,500	144
Microchip Technology, Inc. (d)	115,884	3,709,447
Micron Technology, Inc. (a)	460,386	1,952,037
Microsemi Corp. (a)(d)	49,522	1,361,855
Microtune, Inc. (a)	70,701	262,301
Mindspeed Technologies, Inc. (a)(d)	6,021	21,977
MIPS Technologies, Inc. (a)	7,762	30,893
MKS Instruments, Inc. (a)	29,413	662,969
Monolithic Power Systems, Inc. (a)	16,235	395,647
MoSys, Inc. (a)	5,107	23,237
Nanometrics, Inc. (a)	800	2,904
National Semiconductor Corp.	141,597	3,034,424
NeoMagic Corp. (a)	200	72
Netlogic Microsystems, Inc. (a)(d)	7,321	254,258
Novellus Systems, Inc. (a)	77,164	1,749,308
NVIDIA Corp. (a)	311,845	3,941,721
Omnivision Technologies, Inc. (a)(d)	37,889	442,544
ON Semiconductor Corp. (a)	240,307	2,275,707
PDF Solutions, Inc. (a)	5,015	31,845
Pericom Semiconductor Corp. (a)	20,374	277,901
Photronics, Inc. (a)	15,942	52,130
Pixelworks, Inc. (a)	2,229	3,589
PLX Technology, Inc. (a)	4,640	26,402
PMC-Sierra, Inc. (a)	148,931	1,340,379
Power Integrations, Inc. (a)	16,000	470,880
QuickLogic Corp. (a)	5,724	8,758
Rambus, Inc. (a)(d)	65,764	1,156,789
Ramtron International Corp. (a)	5,613	19,589
RF Micro Devices, Inc. (a)(d)	130,039	504,551
Rudolph Technologies, Inc. (a)	4,324	36,495
Semitool, Inc. (a)	5,613	54,109
Semtech Corp. (a)	46,483	687,484
Sigma Designs, Inc. (a)(d)	14,725	252,239
Silicon Image, Inc. (a)	50,890	352,668
Silicon Laboratories, Inc. (a)	26,967	909,058
Silicon Storage Technology, Inc. (a)	22,297	72,911
SiRF Technology Holdings, Inc. (a)(d)	35,595	65,851
Skyworks Solutions, Inc. (a)	117,453	1,139,294

	Shares	Value
Spansion, Inc. Class A (a)	79,603	$ 179,107
SRS Labs, Inc. (a)	3,224	19,376
Standard Microsystems Corp. (a)	15,940	465,767
Supertex, Inc. (a)	2,545	75,587
Techwell, Inc. (a)	12,000	132,960
Tegal Corp. (a)	508	1,814
Teradyne, Inc. (a)	98,103	915,301
Tessera Technologies, Inc. (a)	22,178	516,082
Texas Instruments, Inc.	761,793	18,671,546
Transwitch Corp. (a)	17,260	13,463
Trident Microsystems, Inc. (a)	25,747	81,103
Trio-Tech International	4,299	22,785
TriQuint Semiconductor, Inc. (a)	118,241	743,736
Ultra Clean Holdings, Inc. (a)	15,000	109,200
Ultratech, Inc. (a)	32,001	475,215
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,478,468
Veeco Instruments, Inc. (a)	23,319	391,992
Virage Logic Corp. (a)	3,759	24,809
Volterra Semiconductor Corp. (a)(d)	21,029	330,576
White Electronic Designs Corp. (a)	3,800	18,658
Xilinx, Inc.	157,820	4,100,164
Zoran Corp. (a)(d)	21,434	190,763
		207,127,851
Software - 3.4%
ACI Worldwide, Inc. (a)(d)	15,442	279,809
Activision Blizzard, Inc. (a)	162,802	5,343,162
Actuate Corp. (a)	53,146	226,933
Adept Technology, Inc. (a)	680	5,270
Adobe Systems, Inc. (a)	322,624	13,817,986
Advent Software, Inc. (a)(d)	15,807	731,074
American Software, Inc. Class A	4,418	26,243
Ansys, Inc. (a)	52,430	2,325,271
ARI Network Services, Inc. (a)	2,800	3,780
Authentidate Holding Corp. (a)	1,900	1,102
Autodesk, Inc. (a)	130,521	4,637,411
Bitstream, Inc. Class A (a)	6,051	36,245
Blackbaud, Inc.	31,757	641,174
Blackboard, Inc. (a)(d)	20,402	815,264
BMC Software, Inc. (a)	109,756	3,573,655
Borland Software Corp. (a)	26,015	48,388
Bottomline Technologies, Inc. (a)	26,416	304,312
BSQUARE Corp. (a)	300	1,119
CA, Inc.	230,484	5,510,872
Cadence Design Systems, Inc. (a)	163,058	1,302,833
Captaris, Inc. (a)	8,598	34,392
Catapult Communications Corp. (a)	1,791	13,594
Citrix Systems, Inc. (a)	112,104	3,393,388
CommVault Systems, Inc. (a)	18,589	313,411
Compuware Corp. (a)	152,129	1,738,834
Concur Technologies, Inc. (a)(d)	23,704	1,041,791
Convera Corp. Class A (a)	2,323	2,509
Datawatch Corp. (a)	2,268	4,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
DMRC Corp. (a)	494	$ 5,758
Double-Take Software, Inc. (a)	15,000	196,650
Dynamics Research Corp. (a)	2,841	25,484
Electronic Arts, Inc. (a)	181,574	8,862,627
Entrust, Inc. (a)	15,334	36,035
Epicor Software Corp. (a)	38,816	331,100
EPIQ Systems, Inc. (a)	26,916	303,882
FactSet Research Systems, Inc.	24,894	1,561,103
Fair Isaac Corp.	24,213	559,320
FalconStor Software, Inc. (a)(d)	18,520	139,270
GSE Systems, Inc. (a)	452	3,639
i2 Technologies, Inc. (a)(d)	13,978	201,423
Informatica Corp. (a)	51,545	869,564
Interactive Intelligence, Inc. (a)	2,508	25,155
Intervoice, Inc. (a)	13,560	111,463
Intuit, Inc. (a)	173,340	5,212,334
Jack Henry & Associates, Inc.	53,627	1,074,149
JDA Software Group, Inc. (a)	27,990	510,258
Kenexa Corp. (a)	14,889	344,383
Lawson Software, Inc. (a)	80,623	652,240
Macrovision Solutions Corp. (a)	45,679	708,938
Magma Design Automation, Inc. (a)	31,318	159,095
Manhattan Associates, Inc. (a)	9,371	229,683
McAfee, Inc. (a)	93,775	3,709,739
Mentor Graphics Corp. (a)	54,371	663,326
MICROS Systems, Inc. (a)(d)	45,614	1,405,823
Microsoft Corp.	4,798,890	130,961,708
MicroStrategy, Inc. Class A (a)	4,892	313,871
Midway Games, Inc. (a)(d)	8,708	19,767
MSC.Software Corp. (a)	32,093	416,567
NetScout Systems, Inc. (a)	9,157	136,439
NetSol Technologies, Inc. (a)	20	59
Novell, Inc. (a)	180,628	1,161,438
Nuance Communications, Inc. (a)(d)	113,977	1,800,837
Opnet Technologies, Inc. (a)	5,444	72,133
Oracle Corp. (a)	2,266,422	49,702,634
Parametric Technology Corp. (a)	82,569	1,657,986
Peerless Systems Corp. (a)	200	376
Pegasystems, Inc.	4,263	62,496
Pervasive Software, Inc. (a)	4,889	21,658
Phoenix Technologies Ltd. (a)	13,582	149,945
Plato Learning, Inc. (a)	2,149	3,997
Progress Software Corp. (a)	21,807	636,982
PROS Holdings, Inc. (a)	15,000	144,600
QAD, Inc.	4,871	32,051
Quality Systems, Inc.	16,154	691,714
Quest Software, Inc. (a)	35,867	530,473
Radiant Systems, Inc. (a)	15,620	142,454
Red Hat, Inc. (a)	111,599	2,343,579
Renaissance Learning, Inc.	5,254	66,673
Salesforce.com, Inc. (a)	58,325	3,267,367

	Shares	Value
Secure Computing Corp. (a)	45,298	$ 193,875
Smith Micro Software, Inc. (a)(d)	4,403	33,331
Soapstone Networks, Inc. (a)	2,866	11,235
Solera Holdings, Inc. (a)	26,853	827,878
Sonic Foundry, Inc. (a)	1,800	1,368
Sonic Solutions, Inc. (d)	21,391	99,468
Sourcefire, Inc. (a)	3,343	26,243
SourceForge, Inc. (a)	13,735	18,680
SPSS, Inc. (a)	15,992	505,027
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	3,294
Sybase, Inc. (a)	41,881	1,441,125
Symantec Corp. (a)	482,067	10,754,915
Symyx Technologies, Inc. (a)	19,320	213,486
Synchronoss Technologies, Inc. (a)(d)	14,204	179,823
Synopsys, Inc. (a)	96,141	2,069,916
Take-Two Interactive Software, Inc. (a)	40,097	1,005,232
Taleo Corp. Class A (a)	14,135	342,208
THQ, Inc. (a)(d)	42,616	652,877
TIBCO Software, Inc. (a)	106,205	869,819
TiVo, Inc. (a)(d)	56,834	480,816
Tyler Technologies, Inc. (a)	34,991	567,204
Ultimate Software Group, Inc. (a)	18,927	530,713
Vasco Data Security International, Inc. (a)(d)	22,415	309,775
Versant Corp. (a)	320	8,166
VMware, Inc. Class A (d)	23,363	927,511
Wayside Technology Group, Inc.	1,433	10,948
Wind River Systems, Inc. (a)	35,161	388,529
		290,887,679
TOTAL INFORMATION TECHNOLOGY		1,342,913,706
MATERIALS - 3.9%
Chemicals - 2.2%
A. Schulman, Inc.	16,718	404,910
Air Products & Chemicals, Inc.	112,967	10,376,019
Airgas, Inc.	40,412	2,394,007
Albemarle Corp.	46,625	1,852,878
American Pacific Corp. (a)	800	13,776
American Vanguard Corp. (d)	9,611	142,627
Arch Chemicals, Inc.	12,054	442,382
Ashland, Inc.	41,528	1,699,741
Balchem Corp.	13,014	355,152
Cabot Corp.	29,997	830,017
Calgon Carbon Corp. (a)(d)	38,444	820,011
Celanese Corp. Class A	83,895	3,234,991
CF Industries Holdings, Inc.	33,664	5,130,394
Chemtura Corp.	165,560	1,091,040
Cytec Industries, Inc.	26,348	1,338,478
Dow Chemical Co.	544,778	18,593,273
E.I. du Pont de Nemours & Co.	520,009	23,109,200
Eastman Chemical Co.	40,350	2,433,912
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	100,372	$ 4,591,015
Eden Bioscience Corp. (a)	930	1,209
Ferro Corp.	18,316	403,685
Flotek Industries, Inc. (a)(d)	12,942	218,073
FMC Corp.	39,536	2,907,477
GenTek, Inc. (a)	4,202	121,774
Georgia Gulf Corp. (d)	20,139	67,868
H.B. Fuller Co.	28,660	747,166
Hawkins, Inc.	6,199	98,068
Hercules, Inc.	60,854	1,311,404
Huntsman Corp.	55,789	728,046
ICO, Inc. (a)(d)	28,426	164,587
International Flavors & Fragrances, Inc.	43,573	1,752,070
Intrepid Potash, Inc.	16,730	792,333
Koppers Holdings, Inc.	8,700	398,547
Kronos Worldwide, Inc.	87	1,429
Landec Corp. (a)	21,495	201,838
LSB Industries, Inc. (a)(d)	15,233	367,725
Lubrizol Corp.	38,646	2,047,852
Material Sciences Corp. (a)	1,552	11,795
Minerals Technologies, Inc.	16,405	1,077,480
Monsanto Co.	311,243	35,559,513
Nalco Holding Co.	86,882	1,986,991
Nanophase Technologies Corp. (a)	4,415	7,815
NewMarket Corp.	8,586	583,333
NL Industries, Inc.	6,360	66,907
Olin Corp.	40,214	1,082,159
OM Group, Inc. (a)(d)	16,631	617,010
OMNOVA Solutions, Inc. (a)	3,702	10,699
Penford Corp.	7,525	124,990
PolyOne Corp. (a)(d)	82,298	675,667
PPG Industries, Inc.	90,823	5,709,134
Praxair, Inc.	180,808	16,243,791
Quaker Chemical Corp.	16,836	498,346
Rockwood Holdings, Inc. (a)	25,618	969,641
Rohm & Haas Co.	80,046	6,007,452
RPM International, Inc.	72,491	1,565,806
Sensient Technologies Corp.	23,693	692,073
Sigma Aldrich Corp.	59,760	3,391,978
Solutia, Inc. (a)	48,000	806,400
Spartech Corp.	13,865	145,998
Stepan Co.	9,873	580,829
Terra Industries, Inc.	47,555	2,389,639
Terra Nitrogen Co. LP (d)	4,070	487,830
The Mosaic Co.	84,174	8,984,733
The Scotts Miracle-Gro Co. Class A	26,966	721,071
Tronox, Inc. Class A	31,374	18,824
Valspar Corp.	56,080	1,326,853
W.R. Grace & Co. (a)(d)	30,882	811,888
Westlake Chemical Corp. (d)	10,398	197,354

	Shares	Value
Zep, Inc.	10,537	$ 206,420
Zoltek Companies, Inc. (a)(d)	13,761	234,350
		184,979,743
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	22,180	677,155
Headwaters, Inc. (a)(d)	13,170	202,686
Martin Marietta Materials, Inc.	22,049	2,489,332
Texas Industries, Inc. (d)	14,848	782,044
U.S. Concrete, Inc. (a)(d)	30,514	127,549
Vulcan Materials Co. (d)	49,326	3,691,558
		7,970,324
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	87,859
Aptargroup, Inc.	39,440	1,592,982
Ball Corp.	58,784	2,699,361
Bemis Co., Inc.	67,911	1,896,075
Caraustar Industries, Inc. (a)	6,248	12,371
Chesapeake Corp. (a)	13,027	16,414
Crown Holdings, Inc. (a)	92,242	2,558,793
Graphic Packaging Holding Co. (a)	22,196	63,259
Greif, Inc. Class A	16,522	1,141,835
MOD-PAC Corp. (sub. vtg.) (a)	1,150	4,738
Myers Industries, Inc.	14,920	196,347
Owens-Illinois, Inc. (a)	97,449	4,346,225
Packaging Corp. of America	56,695	1,459,896
Pactiv Corp. (a)	73,083	1,963,740
Rock-Tenn Co. Class A	21,495	788,437
Sealed Air Corp.	88,338	2,140,430
Silgan Holdings, Inc.	19,066	997,914
Smurfit-Stone Container Corp. (a)	177,211	894,916
Sonoco Products Co.	62,797	2,170,264
Temple-Inland, Inc.	46,513	777,232
		25,809,088
Metals & Mining - 1.1%
A.M. Castle & Co.	9,744	195,660
AK Steel Holding Corp.	63,408	3,335,895
Alcoa, Inc.	466,671	14,994,139
Allegheny Technologies, Inc.	54,444	2,667,756
Amcol International Corp.	17,731	646,472
Brush Engineered Materials, Inc. (a)	9,797	287,052
Carpenter Technology Corp.	27,979	1,085,865
Century Aluminum Co. (a)	14,489	706,484
Cleveland-Cliffs, Inc. (d)	52,000	5,263,440
Coeur d'Alene Mines Corp. (a)(d)	323,015	578,197
Commercial Metals Co.	66,569	1,732,791
Compass Minerals International, Inc.	18,739	1,298,051
Freeport-McMoRan Copper & Gold, Inc. Class B	218,914	19,553,398
General Moly, Inc. (a)(d)	29,643	202,165
Haynes International, Inc. (a)(d)	4,447	259,972
Hecla Mining Co. (a)(d)	61,413	431,119
Kaiser Aluminum Corp.	10,073	544,546
Newmont Mining Corp.	254,096	11,459,730
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	165,961	$ 8,712,953
Olympic Steel, Inc.	11,152	530,947
Reliance Steel & Aluminum Co.	35,432	2,019,978
Royal Gold, Inc. (d)	20,122	698,435
RTI International Metals, Inc. (a)(d)	17,993	608,343
Schnitzer Steel Industries, Inc. Class A	10,509	718,921
Southern Copper Corp. (d)	125,157	3,195,258
Steel Dynamics, Inc.	106,138	2,635,407
Stillwater Mining Co. (a)(d)	19,745	147,100
Synalloy Corp.	700	10,717
Titanium Metals Corp.	57,698	831,428
United States Steel Corp.	67,351	8,962,398
Universal Stainless & Alloy Products, Inc. (a)	3,224	116,548
Worthington Industries, Inc.	29,149	513,022
		94,944,187
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (d)	25,311	166,546
Buckeye Technologies, Inc. (a)	19,818	182,524
Deltic Timber Corp.	8,578	525,574
Domtar Corp. (a)	273,246	1,560,235
Glatfelter (d)	43,011	630,971
International Paper Co.	237,788	6,432,165
Louisiana-Pacific Corp.	46,304	451,001
MeadWestvaco Corp.	95,356	2,525,027
Neenah Paper, Inc.	13,013	252,712
Schweitzer-Mauduit International, Inc.	7,459	141,423
Wausau-Mosinee Paper Corp.	43,208	372,021
Weyerhaeuser Co.	121,220	6,726,498
		19,966,697
TOTAL MATERIALS		333,670,039
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
8X8, Inc. (a)	1,000	1,030
Alaska Communication Systems Group, Inc. (d)	42,393	445,974
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	3,441,740	110,101,263
Atlantic Tele-Network, Inc.	5,000	167,350
Broadcast International, Inc. (a)	270	794
Cbeyond, Inc. (a)	10,719	181,473
CenturyTel, Inc.	56,092	2,166,834

	Shares	Value
Cincinnati Bell, Inc. (a)	143,413	$ 559,311
Cogent Communications Group, Inc. (a)(d)	22,164	204,130
Consolidated Communications Holdings, Inc.	18,380	277,722
D&E Communications, Inc.	4,944	46,226
Embarq Corp.	79,678	3,757,614
FairPoint Communications, Inc. (d)	64,815	573,613
Fonix Corp. (a)	465	0
Frontier Communications Corp.	215,912	2,714,014
General Communications, Inc. Class A (a)	26,997	273,750
Global Crossing Ltd. (a)	20,490	374,147
HickoryTech Corp.	540	3,791
Hungarian Telephone & Cable Corp. (a)(d)	4,924	105,620
iBasis, Inc.	13,800	50,508
IDT Corp. Class B (d)	39,891	61,831
Iowa Telecommunication Services, Inc. (d)	32,482	597,344
Level 3 Communications, Inc. (a)(d)	845,981	2,901,715
NTELOS Holdings Corp.	12,351	367,442
PAETEC Holding Corp. (a)	54,655	180,362
Premiere Global Services, Inc. (a)	22,726	343,617
Qwest Communications International, Inc.	826,574	3,124,450
Shenandoah Telecommunications Co.	16,047	277,292
SureWest Communications	9,983	118,698
tw telecom, inc. (a)	96,977	1,487,627
Verizon Communications, Inc.	1,671,737	58,711,403
Vonage Holdings Corp. (a)(d)	6,797	10,060
Windstream Corp.	270,084	3,354,443
XETA Technologies, Inc. (a)	2,000	6,520
		193,547,968
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	227,356	9,396,623
Centennial Communications Corp. Class A (a)	23,517	179,200
Clearwire Corp. (a)(d)	34,425	339,086
Crown Castle International Corp. (a)	165,038	6,172,421
FiberTower Corp. (a)	27,468	35,708
IPCS, Inc. (a)	17,565	351,300
LCC International, Inc. (a)	2,300	1,357
Leap Wireless International, Inc. (a)(d)	30,698	1,370,973
Metro One Telecommunications, Inc. (a)	1,450	464
MetroPCS Communications, Inc. (a)(d)	107,489	1,813,339
NII Holdings, Inc. (a)	99,113	5,205,415
SBA Communications Corp. Class A (a)	60,038	2,097,127
Sprint Nextel Corp.	1,634,298	14,251,079
Syniverse Holdings, Inc. (a)	30,577	507,272
Telephone & Data Systems, Inc.	65,514	2,515,738
Terrestar Corp. (a)(d)	26,200	72,836
U.S. Cellular Corp. (a)	6,963	364,165
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	19,338	$ 217,939
Virgin Mobile USA, Inc. Class A	12,612	33,170
		44,925,212
TOTAL TELECOMMUNICATION SERVICES		238,473,180
UTILITIES - 3.7%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	99,994	4,532,728
Allete, Inc.	12,552	529,945
American Electric Power Co., Inc.	232,000	9,057,280
Brookfield Infrastructure Partners LP	16,800	302,400
Central Vermont Public Service Corp.	2,866	69,644
Cleco Corp.	37,059	934,257
DPL, Inc.	63,302	1,571,156
Duke Energy Corp.	731,573	12,758,633
Edison International	166,825	7,660,604
El Paso Electric Co. (a)	36,448	775,978
Empire District Electric Co.	21,097	445,147
Enernoc, Inc. (a)(d)	6,824	105,226
Entergy Corp.	110,192	11,392,751
Exelon Corp.	382,037	29,019,531
FirstEnergy Corp.	171,713	12,473,232
FPL Group, Inc.	217,579	13,067,795
Great Plains Energy, Inc.	60,683	1,423,016
Hawaiian Electric Industries, Inc.	48,755	1,289,570
IDACORP, Inc. (d)	24,625	733,825
ITC Holdings Corp.	31,307	1,753,505
MGE Energy, Inc.	11,941	404,800
Northeast Utilities	101,710	2,734,982
Pepco Holdings, Inc.	108,290	2,745,152
Pinnacle West Capital Corp.	68,015	2,393,448
Portland General Electric Co.	33,371	854,965
PPL Corp.	210,025	9,192,794
Progress Energy, Inc.	140,973	6,157,701
Sierra Pacific Resources	128,141	1,440,305
Southern Co.	443,439	16,633,397
UIL Holdings Corp.	17,871	582,595
Unisource Energy Corp.	26,415	848,714
Unitil Corp.	2,363	62,832
Westar Energy, Inc.	68,366	1,548,490
		155,496,398
Gas Utilities - 0.4%
AGL Resources, Inc.	45,207	1,494,543
Amerigas Partners LP	16,374	525,442
Atmos Energy Corp.	44,801	1,233,820
Chesapeake Utilities Corp.	7,771	235,306
Delta Natural Gas Co., Inc.	1,791	48,912
Energen Corp.	33,980	1,897,443
EnergySouth, Inc.	2,326	142,468

	Shares	Value
Equitable Resources, Inc.	75,000	$ 3,743,250
Ferrellgas Partners LP (d)	20,553	425,653
Laclede Group, Inc.	15,031	675,343
National Fuel Gas Co. New Jersey	35,285	1,669,333
New Jersey Resources Corp.	26,800	969,624
Nicor, Inc. (d)	20,936	960,753
Northwest Natural Gas Co.	23,927	1,165,963
ONEOK, Inc.	47,536	2,077,799
Piedmont Natural Gas Co., Inc.	33,355	962,292
Questar Corp.	92,745	4,812,538
South Jersey Industries, Inc.	22,199	791,838
Southern Union Co.	59,317	1,545,801
Southwest Gas Corp.	26,857	815,110
Spectra Energy Partners, LP	10,000	230,200
Suburban Propane Partners LP	20,806	797,494
UGI Corp.	59,269	1,629,898
WGL Holdings, Inc.	32,132	1,034,650
		29,885,473
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	396,834	6,055,687
AMEN Properties, Inc. (a)	75	608
Black Hills Corp.	19,546	660,850
Calpine Corp. (a)	220,000	3,960,000
Constellation Energy Group, Inc.	103,987	6,936,973
Dynegy, Inc. Class A (a)	249,699	1,488,206
Mirant Corp. (a)	148,255	4,385,383
NRG Energy, Inc. (a)	138,903	5,228,309
Ormat Technologies, Inc. (d)	9,068	454,670
Reliant Energy, Inc. (a)(d)	211,029	3,593,824
Renegy Holdings, Inc. (a)	1,129	3,082
		32,767,592
Multi-Utilities - 1.1%
Alliant Energy Corp.	57,027	1,993,094
Ameren Corp.	119,995	5,022,991
Avista Corp.	36,653	817,362
CenterPoint Energy, Inc.	152,688	2,424,685
CH Energy Group, Inc.	7,715	307,057
CMS Energy Corp.	124,473	1,689,099
Consolidated Edison, Inc.	146,319	5,984,447
Dominion Resources, Inc.	324,873	14,141,722
DTE Energy Co.	93,505	3,942,171
Energy East Corp.	103,683	2,820,178
Integrys Energy Group, Inc.	41,684	2,178,823
MDU Resources Group, Inc.	92,423	3,053,656
NiSource, Inc.	136,007	2,241,395
NorthWestern Energy Corp.	40,771	1,072,277
NSTAR	52,400	1,773,216
OGE Energy Corp.	53,560	1,804,972
PG&E Corp.	196,627	8,126,594
PNM Resources, Inc.	38,570	454,740
Public Service Enterprise Group, Inc.	302,117	12,317,310
Puget Energy, Inc.	62,049	1,731,167
SCANA Corp.	63,062	2,472,030
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	127,413	$ 7,379,761
TECO Energy, Inc.	113,664	2,027,766
Vectren Corp.	35,249	977,807
Wisconsin Energy Corp.	70,488	3,296,724
Xcel Energy, Inc.	290,432	5,956,760
		96,007,804
Water Utilities - 0.0%
American States Water Co.	11,060	436,981
American Water Works Co., Inc.	32,900	755,055
Aqua America, Inc. (d)	70,605	1,291,365
Artesian Resources Corp. Class A	3,752	65,472
California Water Service Group (d)	13,828	543,302
Middlesex Water Co.	3,274	58,015
SJW Corp.	7,881	219,643
Southwest Water Co. (d)	7,527	88,969
		3,458,802
TOTAL UTILITIES		317,616,069
TOTAL COMMON STOCKS (Cost $7,994,387,804)		8,169,505,310
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.38% to 1.78% 9/25/08 (e) (Cost $17,480,102)	$ 17,500,000	17,482,395
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	269,003,463	269,003,463
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	463,794,792	463,794,792
TOTAL MONEY MARKET FUNDS (Cost $732,798,255)		732,798,255
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $8,744,666,161)		8,919,785,960
NET OTHER ASSETS - (5.3)%		(448,530,649)
NET ASSETS - 100%		$ 8,471,255,311
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
486 CME E-mini Russell 2000 Index Contracts	Sept. 2008	$ 35,959,140	$ 1,666,423
109 CME E-mini S&P 500 Index Contracts	Sept. 2008	6,990,170	(98,910)
219 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2008	17,870,400	79,831
740 CME S&P 500 Index Contracts	Sept. 2008	237,281,000	1,868,839
TOTAL EQUITY INDEX CONTRACTS		$ 298,100,710	$ 3,516,183

The face value of futures purchased as a percentage of net assets - 3.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 3,337,966	$ (294,583)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,482,395.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,559,348
Fidelity Securities Lending Cash Central Fund	3,371,852
Total	$ 6,931,200
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	8,919,785,960	8,902,297,806	17,482,396	5,758
Other Financial Instruments*	3,221,600	3,516,183	(294,583)	-
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	0
Cost of Purchases	5,758
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	5,758

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $448,032,692) - See accompanying schedule: Unaffiliated issuers (cost $8,011,867,906)	$ 8,186,987,705
Fidelity Central Funds (cost $732,798,255)	732,798,255
Total Investments (cost $8,744,666,161)		$ 8,919,785,960
Cash		637,704
Receivable for investments sold		423,018
Receivable for fund shares sold		9,634,792
Dividends receivable		15,534,273
Distributions receivable from Fidelity Central Funds		1,159,213
Other receivables		15,542
Total assets		8,947,190,502

Liabilities
Payable for investments purchased	$ 121,356
Payable for fund shares redeemed	7,756,015
Swap agreements, at value	294,583
Accrued management fee	491,032
Payable for daily variation on futures contracts	3,354,130
Other affiliated payables	121,037
Other payables and accrued expenses	2,246
Collateral on securities loaned, at value	463,794,792
Total liabilities		475,935,191

Net Assets		$ 8,471,255,311
Net Assets consist of:
Paid in capital		$ 8,274,524,353
Undistributed net investment income		79,717,628
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,327,897)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,341,227
Net Assets		$ 8,471,255,311
Investor Class: Net Asset Value, offering price and redemption price per share ($4,867,474,641 ÷ 132,989,053 shares)		$ 36.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,603,780,670 ÷ 98,451,214 shares)		$ 36.60

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 78,362,643
Interest		98,876
Income from Fidelity Central Funds (including $3,371,852 from security lending)		6,931,200
Total income		85,392,719

Expenses
Management fee	$ 2,966,284
Transfer agent fees	721,140
Independent trustees' compensation	18,219
Miscellaneous	5,444
Total expenses before reductions	3,711,087
Expense reductions	(25,556)	3,685,531

Net investment income (loss)		81,707,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,167,635)
Foreign currency transactions	(3,327)
Futures contracts	(14,561,989)
Swap agreements	(135,162)
Total net realized gain (loss)		(22,868,113)
Change in net unrealized appreciation (depreciation) on: Investment securities	(210,519,051)
Assets and liabilities in foreign currencies	1,710
Futures contracts	28,797,379
Swap agreements	(30,664)
Total change in net unrealized appreciation (depreciation)		(181,750,626)
Net gain (loss)		(204,618,739)
Net increase (decrease) in net assets resulting from operations		$ (122,911,551)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,707,188	$ 145,813,060
Net realized gain (loss)	(22,868,113)	51,408,191
Change in net unrealized appreciation (depreciation)	(181,750,626)	(615,313,954)
Net increase (decrease) in net assets resulting from operations	(122,911,551)	(418,092,703)
Distributions to shareholders from net investment income	(22,671,099)	(129,498,073)
Distributions to shareholders from net realized gain	(1,116,860)	(48,607,389)
Total distributions	(23,787,959)	(178,105,462)
Share transactions - net increase (decrease)	573,260,280	2,009,784,608
Redemption fees	172,908	360,546
Total increase (decrease) in net assets	426,733,678	1,413,946,989

Net Assets
Beginning of period	8,044,521,633	6,630,574,644
End of period (including undistributed net investment income of $79,717,628 and undistributed net investment income of $30,602,978, respectively)	$ 8,471,255,311	$ 8,044,521,633

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 37.25	$ 39.68	$ 35.89	$ 32.89	$ 31.00	$ 22.07
Income from Investment Operations
Net investment income (loss) D	.36	.76	.68	.56	.54 G	.37
Net realized and unrealized gain (loss)	(.90)	(2.30)	3.63	2.95	1.82	8.88
Total from investment operations	(.54)	(1.54)	4.31	3.51	2.36	9.25
Distributions from net investment income	(.10)	(.65)	(.52)	(.51)	(.47)	(.32)
Distributions from net realized gain	(.01)	(.24)	-	-	-	-
Total distributions	(.11)	(.89)	(.52)	(.51)	(.47)	(.32)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89	$ 31.00
Total Return B, C	(1.47)%	(4.10)%	12.05%	10.73%	7.64%	42.07%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.38%	.40%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.17%	.25%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.17%	.25%
Net investment income (loss)	1.91% A	1.84%	1.80%	1.67%	1.73% G	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,867,475	$ 4,479,327	$ 3,942,368	$ 1,971,617	$ 2,849,097	$ 2,240,513
Portfolio turnover rate F	2% A	4%	4%	6%	6%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.36	.77	.69	.24
Net realized and unrealized gain (loss)	(.90)	(2.30)	3.63	3.02
Total from investment operations	(.54)	(1.53)	4.32	3.26
Distributions from net investment income	(.10)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.01)	(.24)	-	-
Total distributions	(.11)	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 36.60	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(1.46)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	1.94% A	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,603,781	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	2% A	4%	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.8	4.5
Genentech, Inc.	1.5	1.1
Visa, Inc.	1.1	0.0
Accenture Ltd. Class A	0.8	0.6
The Mosaic Co.	0.5	0.5
Liberty Media Corp. - Entertainment Class A	0.4	0.2
First Solar, Inc.	0.4	0.2
Liberty Global, Inc. Class A	0.4	0.5
Bunge Ltd.	0.4	0.4
Ultra Petroleum Corp.	0.3	0.4
	9.6
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	21.7
Information Technology	14.7	13.3
Industrials	14.3	13.1
Consumer Discretionary	11.4	12.2
Health Care	11.1	11.0
Energy	10.7	10.2
Materials	5.5	5.8
Utilities	4.7	4.7
Consumer Staples	3.0	3.1
Telecommunication Services	1.6	1.6
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	56,949	$ 276,772
Amerigon, Inc. (a)	23,891	165,565
Amerityre Corp. (a)(d)	29,329	38,421
ArvinMeritor, Inc. (d)	79,316	1,190,533
ATC Technology Corp. (a)	21,842	529,013
BorgWarner, Inc.	117,327	4,851,471
Cooper Tire & Rubber Co.	71,419	682,766
Dana Holding Corp. (a)	83,161	527,241
Dorman Products, Inc. (a)	2,806	35,889
Drew Industries, Inc. (a)	19,046	305,307
Exide Technologies (a)(d)	79,119	976,328
Federal-Mogul Corp. Class A (a)	24,100	394,035
Fuel Systems Solutions, Inc. (a)	12,638	655,028
Gentex Corp.	157,747	2,512,910
Hawk Corp. Class A (a)	8,526	204,624
Hayes Lemmerz International, Inc. (a)	129,780	328,343
Lear Corp. (a)	65,561	823,446
Modine Manufacturing Co.	36,785	581,939
Noble International Ltd.	18,873	113,238
Proliance International, Inc. (a)	3,337	3,938
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	20,449
Shiloh Industries, Inc.	7,998	68,143
Spartan Motors, Inc.	30,723	145,320
Standard Motor Products, Inc.	9,163	63,316
Stoneridge, Inc. (a)(d)	21,118	268,199
Strattec Security Corp.	1,213	34,680
Superior Industries International, Inc. (d)	30,813	541,384
Tenneco, Inc. (a)(d)	41,435	605,365
TRW Automotive Holdings Corp. (a)	54,566	1,046,576
Visteon Corp. (a)	115,472	371,820
WABCO Holdings, Inc.	65,962	2,889,136
		21,251,195
Automobiles - 0.1%
Coachmen Industries, Inc. (a)	14,942	27,045
Fleetwood Enterprises, Inc. (a)	65,521	140,215
Monaco Coach Corp.	40,798	97,507
Thor Industries, Inc. (d)	40,141	922,440
Winnebago Industries, Inc.	39,085	443,615
		1,630,822
Distributors - 0.1%
Amcon Distributing Co.	1,022	31,171
Aristotle Corp. (a)(d)	3,170	24,504
Audiovox Corp. Class A (a)	25,037	244,361
Core-Mark Holding Co., Inc. (a)	13,487	397,867
Design Within Reach, Inc. (a)	7,015	28,972
LKQ Corp. (a)	135,998	2,547,243
Source Interlink Companies, Inc. (a)(d)	25,121	31,401
		3,305,519

	Shares	Value
Diversified Consumer Services - 0.9%
American Public Education, Inc.	17,000	$ 759,900
Capella Education Co. (a)(d)	16,170	803,811
Career Education Corp. (a)	93,739	1,757,606
Carriage Services, Inc. Class A (a)	9,225	40,129
Coinstar, Inc. (a)	24,128	794,294
Collectors Universe, Inc.	1,240	9,672
Corinthian Colleges, Inc. (a)	87,386	1,159,612
CPI Corp.	3,642	48,948
DeVry, Inc.	65,000	3,352,700
Hillenbrand, Inc.	60,481	1,438,238
ITT Educational Services, Inc. (a)(d)	40,849	3,631,885
Jackson Hewitt Tax Service, Inc.	27,794	477,223
Learning Tree International, Inc. (a)	12,160	181,062
Mac-Gray Corp. (a)	3,487	40,414
Matthews International Corp. Class A	31,996	1,608,119
Nobel Learning Communities, Inc. (a)	2,715	42,028
Pre-Paid Legal Services, Inc. (a)(d)	11,474	512,199
Princeton Review, Inc. (a)	13,132	101,904
Regis Corp.	42,201	1,158,839
Service Corp. International	277,157	2,829,773
Sotheby's Class A (ltd. vtg.)	68,737	1,851,775
Steiner Leisure Ltd. (a)	17,289	612,031
Stewart Enterprises, Inc. Class A (d)	88,229	825,823
Strayer Education, Inc.	15,359	3,222,933
thinkorswim Group, Inc. (a)	49,776	499,253
Universal Technical Institute, Inc. (a)(d)	27,449	471,025
Weight Watchers International, Inc.	42,973	1,701,731
		29,932,927
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	34,768	315,346
Ambassadors Group, Inc.	26,464	447,771
Ambassadors International, Inc. (a)	7,395	16,269
American Wagering, Inc. (a)	4,600	2,024
Ameristar Casinos, Inc. (d)	26,350	435,829
ARK Restaurants Corp.	5,734	131,825
Bally Technologies, Inc. (a)	49,488	1,693,974
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	71,586
BJ's Restaurants, Inc. (a)(d)	20,082	233,754
Bluegreen Corp. (a)	15,202	173,911
Bob Evans Farms, Inc.	31,313	878,956
Boyd Gaming Corp.	53,566	652,970
Brinker International, Inc.	103,009	1,948,930
Buca, Inc. (a)	5,333	2,347
Buffalo Wild Wings, Inc. (a)(d)	17,260	622,741
Burger King Holdings, Inc.	91,466	2,270,186
California Pizza Kitchen, Inc. (a)	27,163	390,604
Carrols Restaurant Group, Inc. (a)	13,945	79,487
CBRL Group, Inc.	21,251	549,126
CEC Entertainment, Inc. (a)(d)	28,600	979,836
Cedar Fair LP (depository unit)	52,822	1,109,262
Century Casinos, Inc. (a)	29,959	75,796
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chipotle Mexican Grill, Inc. Class A (a)(d)	35,663	$ 2,472,159
Choice Hotels International, Inc.	34,766	938,334
Churchill Downs, Inc.	15,973	709,521
CKE Restaurants, Inc.	55,663	711,373
Cosi, Inc. (a)(d)	50,022	124,555
Denny's Corp. (a)	103,524	289,867
DineEquity, Inc. (d)	17,704	351,601
Domino's Pizza, Inc. (a)	40,766	546,264
Dover Downs Gaming & Entertainment, Inc.	19,410	155,474
Dover Motorsports, Inc.	22,686	113,203
Einstein Noah Restaurant Group, Inc. (a)	5,000	58,950
Empire Resorts, Inc. (a)(d)	29,497	115,038
Famous Dave's of America, Inc. (a)	10,737	99,854
Frisch's Restaurants, Inc.	2,711	63,031
Gaylord Entertainment Co. (a)	43,063	1,492,133
Great Wolf Resorts, Inc. (a)	56,227	294,067
Icahn Enterprises LP	5,579	338,087
International Speedway Corp. Class A	35,090	1,392,020
Interstate Hotels & Resorts, Inc. (a)	17,282	45,452
Interval Leisure Group, Inc. (a)	39,200	509,208
Isle of Capri Casinos, Inc. (a)(d)	25,751	184,377
Jack in the Box, Inc. (a)	56,988	1,352,325
Jamba, Inc. (a)(d)	20,639	27,656
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	231,609
Landry's Restaurants, Inc. (d)	12,835	247,202
Las Vegas Sands Corp. (a)(d)	109,109	5,172,858
Life Time Fitness, Inc. (a)(d)	39,810	1,407,284
Littlefield Corp. (a)	600	594
Lodgian, Inc. (a)	30,634	259,164
Luby's, Inc. (a)	27,286	202,462
Marcus Corp. (d)	29,821	512,325
McCormick & Schmick's Seafood Restaurants (a)	24,841	243,690
MGM Mirage, Inc. (a)(d)	95,606	3,364,375
Monarch Casino & Resort, Inc. (a)	14,183	189,910
Morgans Hotel Group Co. (a)	34,281	586,205
Morton's Restaurant Group, Inc. (a)	8,711	62,806
MTR Gaming Group, Inc. (a)(d)	23,573	96,414
Multimedia Games, Inc. (a)(d)	34,474	174,438
O'Charleys, Inc.	29,511	295,405
Orient Express Hotels Ltd. Class A (d)	36,293	1,302,919
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	607,049
Panera Bread Co. Class A (a)(d)	31,349	1,684,695
Papa John's International, Inc. (a)	22,475	627,502
Peet's Coffee & Tea, Inc. (a)(d)	16,921	444,007
Penn National Gaming, Inc. (a)	73,559	2,487,765
Pinnacle Entertainment, Inc. (a)(d)	56,457	626,108
Premier Exhibitions, Inc. (a)(d)	16,798	59,465
Progressive Gaming International Corp. (a)	36,971	28,098

	Shares	Value
Red Lion Hotels Corp. (a)	13,529	$ 115,402
Red Robin Gourmet Burgers, Inc. (a)(d)	21,860	583,662
Riviera Holdings Corp. (a)	9,800	113,288
Royal Caribbean Cruises Ltd. (d)	133,350	3,624,453
Rubio's Restaurants, Inc. (a)	3,930	23,148
Ruby Tuesday, Inc. (d)	49,115	343,314
Ruth's Chris Steak House, Inc. (a)(d)	15,729	71,567
Scientific Games Corp. Class A (a)(d)	66,898	2,014,299
Shuffle Master, Inc. (a)(d)	68,852	345,637
Silverleaf Resorts, Inc. (a)	16,000	30,240
Six Flags, Inc. (a)(d)	81,962	81,962
Sonic Corp. (a)(d)	64,240	930,838
SPEEDUS Corp. (a)	475	480
Speedway Motorsports, Inc.	20,703	458,157
Texas Roadhouse, Inc. Class A (a)(d)	67,648	607,479
The Cheesecake Factory, Inc. (a)(d)	64,435	990,366
The Steak n Shake Co. (a)(d)	28,073	218,408
Town Sports International Holdings, Inc. (a)(d)	11,158	116,936
Triarc Companies, Inc. Class B	93,629	543,984
Trump Entertainment Resorts, Inc. (a)(d)	22,714	27,711
Vail Resorts, Inc. (a)(d)	29,367	1,291,854
VCG Holding Corp. (a)	18,692	67,291
WMS Industries, Inc. (a)	44,326	1,489,354
Wynn Resorts Ltd. (d)	66,839	6,377,777
Youbet.com, Inc. (a)	30,676	57,978
		66,907,013
Household Durables - 1.0%
American Greetings Corp. Class A	49,737	799,771
Bassett Furniture Industries, Inc.	8,703	89,467
Beazer Homes USA, Inc. (d)	59,402	413,438
Blyth, Inc.	27,359	432,546
Brookfield Homes Corp. (d)	9,444	121,167
California Coastal Communities, Inc. (a)(d)	7,836	20,687
Cavalier Homes, Inc. (a)	13,027	30,613
Cavco Industries, Inc. (a)	8,826	308,998
Champion Enterprises, Inc. (a)(d)	73,058	357,254
Cobra Electronics Corp.	1,132	3,294
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	481
Craftmade International, Inc.	2,794	11,735
CSS Industries, Inc.	8,769	233,694
DEI Holdings, Inc. (a)	13,160	18,819
Dixie Group, Inc. (a)	6,499	49,717
Emerson Radio Corp. (a)	9,263	10,189
Ethan Allen Interiors, Inc. (d)	29,545	801,851
Flexsteel Industries, Inc.	3,192	35,431
Furniture Brands International, Inc. (d)	52,886	473,330
Garmin Ltd. (d)	135,676	4,716,098
Helen of Troy Ltd. (a)	25,072	602,982
Hooker Furniture Corp.	10,379	174,782
Hovnanian Enterprises, Inc. Class A (a)(d)	63,368	452,448
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)(d)	30,389	$ 425,142
Jarden Corp. (a)	65,589	1,683,670
La-Z-Boy, Inc. (d)	52,536	397,698
Lenox Group, Inc. (a)	11,079	1,773
Libbey, Inc. (d)	18,245	169,679
Lifetime Brands, Inc. (d)	12,011	116,387
M.D.C. Holdings, Inc.	37,199	1,541,899
M/I Homes, Inc.	15,338	274,704
Meritage Homes Corp. (a)(d)	34,685	812,323
Mohawk Industries, Inc. (a)(d)	57,351	3,960,087
National Presto Industries, Inc.	7,882	609,436
NVR, Inc. (a)(d)	4,710	2,815,308
Orleans Homebuilders, Inc. (d)	4,454	21,825
Palm Harbor Homes, Inc. (a)(d)	9,454	85,086
Russ Berrie & Co., Inc. (a)	16,705	126,791
Ryland Group, Inc. (d)	43,209	1,001,585
Sealy Corp., Inc. (d)	38,709	258,963
Skyline Corp.	6,866	157,025
Standard Pacific Corp. (d)	172,991	553,571
Stanley Furniture Co., Inc.	12,350	101,888
Tempur-Pedic International, Inc. (d)	67,801	766,829
Toll Brothers, Inc. (a)	131,710	3,276,945
Tupperware Brands Corp.	65,391	2,335,767
Universal Electronics, Inc. (a)	13,861	363,435
Woodbridge Holdings Corp. (a)	10,641	7,236
		32,023,844
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	251,298
Blue Nile, Inc. (a)(d)	17,495	728,317
dELiA*s, Inc. (a)	18,288	45,537
Drugstore.com, Inc. (a)(d)	71,510	170,194
eDiets.com, Inc. (a)(d)	14,028	49,098
Gaiam, Inc. Class A (a)(d)	15,653	199,263
Hollywood Media Corp. (a)	26,946	73,832
HSN, Inc. (a)	39,200	574,280
Liberty Media Corp. - Interactive Series A (a)	611,348	8,308,219
Netflix, Inc. (a)(d)	51,730	1,595,353
NutriSystem, Inc. (d)	33,719	669,997
Orbitz Worldwide, Inc. (a)(d)	55,775	344,132
Overstock.com, Inc. (a)(d)	13,725	290,147
PetMed Express, Inc. (a)	33,922	483,049
Priceline.com, Inc. (a)(d)	37,354	3,473,175
Shutterfly, Inc. (a)	15,049	139,956
Stamps.com, Inc. (a)	24,970	342,838
Ticketmaster (a)	39,200	840,056
US Auto Parts Network, Inc. (a)	28,450	73,401
ValueVision Media, Inc. Class A (a)	31,268	73,167
		18,725,309

	Shares	Value
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	2,386	$ 16,654
Arctic Cat, Inc.	18,451	190,599
Brunswick Corp. (d)	97,792	1,348,552
Callaway Golf Co.	62,625	850,448
Cybex International, Inc. (a)	14,718	49,452
Escalade, Inc.	6,336	18,691
Gametech International, Inc. (a)	13,061	50,807
JAKKS Pacific, Inc. (a)	26,514	661,524
Johnson Outdoors, Inc. Class A	1,929	29,745
Leapfrog Enterprises, Inc. Class A (a)(d)	51,847	440,700
Marine Products Corp.	11,382	92,536
Meade Instruments Corp. (a)	4,023	2,012
Nautilus, Inc. (d)	27,540	146,513
Polaris Industries, Inc. (d)	32,449	1,463,125
Pool Corp. (d)	47,400	1,149,924
RC2 Corp. (a)	19,370	487,543
Smith & Wesson Holding Corp. (a)	60,312	341,969
Sport Supply Group, Inc. (d)	9,387	114,521
Steinway Musical Instruments, Inc. (a)	10,524	304,249
Sturm Ruger & Co., Inc. (a)	29,607	216,131
		7,975,695
Media - 2.7%
4Kids Entertainment, Inc. (a)	18,966	172,211
A.H. Belo Corp. Class A	15,726	76,271
ACME Communications, Inc. (a)	6,362	7,253
Alloy, Inc. (a)	9,144	65,654
Arbitron, Inc. (d)	28,999	1,390,792
Ballantyne of Omaha, Inc. (a)	30	129
Beasley Broadcast Group, Inc. Class A	4,117	12,516
Belo Corp. Series A (d)	96,534	707,594
Cablevision Systems Corp. - NY Group Class A	231,230	7,461,792
Carmike Cinemas, Inc.	16,956	89,358
Charter Communications, Inc. Class A (a)	365,261	383,524
Cinemark Holdings, Inc.	48,212	708,234
Citadel Broadcasting Corp. (a)(d)	158,912	158,912
CKX, Inc. (a)(d)	69,580	554,553
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	42,115	706,269
Cox Radio, Inc. Class A (a)(d)	34,485	384,508
Crown Media Holdings, Inc. Class A (a)(d)	4,844	24,365
Cumulus Media, Inc. Class A (a)(d)	58,225	273,075
Discovery Holding Co. Class A (a)	295,941	5,986,886
DISH Network Corp. Class A (a)	220,926	6,232,322
Dolan Media Co. (d)	22,203	338,596
DreamWorks Animation SKG, Inc. Class A (a)	65,782	2,097,130
Emmis Communications Corp. Class A (a)(d)	64,360	140,948
Entercom Communications Corp. Class A	29,619	180,972
Entravision Communication Corp. Class A (a)	60,708	194,266
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Fisher Communications, Inc.	11,582	$ 402,706
Franklin Electronic Publishers, Inc. (a)	2,339	4,093
GateHouse Media, Inc. (d)	31,265	18,759
Gray Television, Inc.	51,014	125,494
Harris Interactive, Inc. (a)	41,822	70,679
Harte-Hanks, Inc.	44,378	548,068
Hearst-Argyle Television, Inc. (d)	22,579	447,064
Idearc, Inc. (d)	131,424	216,850
Image Entertainment, Inc. (a)	7,100	8,307
Insignia Systems, Inc. (a)	4,959	10,513
Interactive Data Corp.	40,495	1,218,900
John Wiley & Sons, Inc. Class A	49,316	2,346,455
Journal Communications, Inc. Class A	53,079	271,234
Knology, Inc. (a)(d)	30,013	303,131
Lakes Entertainment, Inc. (a)	25,879	169,766
Lamar Advertising Co. Class A (a)(d)	73,644	2,735,875
Lee Enterprises, Inc. (d)	35,207	132,026
Liberty Global, Inc. Class A (a)	343,844	12,096,432
Liberty Media Corp.:
Capital Series A (a)	134,896	2,192,060
Entertainment Class A (a)	551,307	15,320,822
LIN TV Corp. Class A (a)	30,902	190,047
Live Nation, Inc. (a)(d)	73,951	1,186,914
LodgeNet Entertainment Corp. (a)(d)	28,428	113,428
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	176,155
Marvel Entertainment, Inc. (a)	57,023	1,931,369
Media General, Inc. Class A (d)	21,102	259,555
Mediacom Communications Corp. Class A (a)(d)	57,905	486,402
Medialink Worldwide, Inc. (a)	9,153	1,831
Morningstar, Inc. (a)	18,339	1,197,720
National CineMedia, Inc.	43,280	484,303
National Lampoon, Inc. (a)	1,200	1,644
Navarre Corp. (a)	29,406	47,638
New Frontier Media, Inc.	31,250	120,938
New Motion, Inc.	2,087	8,348
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	13,841
NTN Communications, Inc. (a)	16,316	4,405
Outdoor Channel Holdings, Inc. (a)(d)	22,403	179,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	111,689
Point.360 (a)	2,433	3,382
PRIMEDIA, Inc. (d)	26,029	75,484
R.H. Donnelley Corp. (a)(d)	66,218	248,318
Radio One, Inc. Class D (non-vtg.) (a)	59,150	56,193
RCN Corp. (a)	53,731	744,712
Reading International, Inc. Class A (a)	10,681	80,855
Regal Entertainment Group Class A	71,702	1,201,726
Regent Communication, Inc. (a)	13,099	10,217
Rentrak Corp. (a)	6,275	95,066

	Shares	Value
Saga Communications, Inc. Class A (a)	5,932	$ 37,312
Salem Communications Corp. Class A	6,831	12,979
Scholastic Corp.	32,573	850,155
Sinclair Broadcast Group, Inc. Class A	95,619	677,939
Sirius XM Radio, Inc. (a)	3,173,747	4,221,084
Spanish Broadcasting System, Inc. Class A (a)	67,440	27,650
SPAR Group, Inc. (a)	4,346	4,346
The McClatchy Co. Class A (d)	76,034	276,003
Time Warner Cable, Inc. (a)(d)	158,810	4,248,168
Valassis Communications, Inc. (a)(d)	47,531	447,267
Value Line, Inc.	523	19,984
Virgin Media, Inc. (d)	304,268	3,468,655
Warner Music Group Corp.	66,624	571,634
Westwood One, Inc.	76,419	62,664
World Wrestling Entertainment, Inc. Class A	30,565	497,293
WorldSpace, Inc. Class A (a)(d)	15,523	22,664
WPT Enterprises, Inc. (a)	6,993	6,084
Young Broadcasting, Inc. Class A (a)	4,865	535
		91,470,960
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	76,803	657,434
Dollar Tree, Inc. (a)	91,386	3,505,567
Duckwall-ALCO Stores, Inc. (a)	5,890	78,043
Fred's, Inc. Class A	37,592	527,040
Gottschalks, Inc. (a)	13,746	20,207
Retail Ventures, Inc. (a)	21,851	102,263
Saks, Inc. (a)(d)	124,415	1,418,331
The Bon-Ton Stores, Inc. (d)	10,212	40,848
Tuesday Morning Corp. (a)	37,215	156,675
		6,506,408
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	160,195
Aaron Rents, Inc.	48,602	1,388,073
Advance Auto Parts, Inc.	92,913	3,998,976
Aeropostale, Inc. (a)	72,947	2,542,932
America's Car Mart, Inc. (a)(d)	10,022	189,516
American Eagle Outfitters, Inc.	176,629	2,658,266
AnnTaylor Stores Corp. (a)	63,417	1,539,765
Asbury Automotive Group, Inc.	37,871	459,754
Barnes & Noble, Inc.	48,758	1,205,785
bebe Stores, Inc.	30,759	298,362
Big 5 Sporting Goods Corp.	20,787	186,667
Blockbuster, Inc. Class A (a)(d)	217,459	521,902
Books-A-Million, Inc.	7,672	51,786
Borders Group, Inc. (d)	62,605	438,235
Brown Shoe Co., Inc.	43,077	654,770
Build-A-Bear Workshop, Inc. (a)(d)	15,816	117,355
Cabela's, Inc. Class A (a)(d)	46,846	573,864
Cache, Inc. (a)	21,416	250,781
CarMax, Inc. (a)(d)	212,585	3,146,258
Casual Male Retail Group, Inc. (a)(d)	41,069	156,884
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	19,130	$ 225,925
Charming Shoppes, Inc. (a)(d)	119,389	644,701
Chico's FAS, Inc. (a)	168,814	968,992
Christopher & Banks Corp. (d)	39,028	375,449
Circuit City Stores, Inc. (d)	150,400	270,720
Citi Trends, Inc. (a)(d)	13,118	270,493
Coldwater Creek, Inc. (a)(d)	51,990	378,487
Collective Brands, Inc. (a)(d)	65,714	954,167
Conn's, Inc. (a)(d)	13,453	257,221
Cost Plus, Inc. (a)(d)	14,259	18,109
Dick's Sporting Goods, Inc. (a)	83,618	1,914,016
Dress Barn, Inc. (a)(d)	40,696	661,717
DSW, Inc. Class A (a)(d)	16,555	240,544
Eddie Bauer Holdings, Inc. (a)	34,117	212,890
Emerging Vision, Inc. (a)	5,700	684
Finish Line, Inc. Class A	49,454	597,899
Foot Locker, Inc.	169,605	2,762,865
Franklin Covey Co. (a)	19,359	173,263
Gander Mountain Co. (a)(d)	2,718	9,567
Genesco, Inc. (a)(d)	25,003	915,360
Group 1 Automotive, Inc.	23,602	499,418
Guess?, Inc.	60,705	2,262,475
Gymboree Corp. (a)	32,000	1,256,000
Haverty Furniture Companies, Inc.	36,326	401,039
hhgregg, Inc. (a)	12,000	120,480
Hibbett Sports, Inc. (a)(d)	27,021	645,802
Hot Topic, Inc. (a)	39,517	245,401
J. Crew Group, Inc. (a)(d)	54,523	1,439,952
Jo-Ann Stores, Inc. (a)	24,709	616,984
Jos. A. Bank Clothiers, Inc. (a)(d)	19,896	517,097
Kirkland's, Inc. (a)	4,549	10,372
Lithia Motors, Inc. Class A (sub. vtg.) (d)	14,522	70,432
Lumber Liquidators, Inc.	11,425	147,497
MarineMax, Inc. (a)(d)	22,612	179,087
Midas, Inc. (a)	16,843	242,034
Monro Muffler Brake, Inc.	25,338	525,257
Mothers Work, Inc. (a)	6,765	102,896
New York & Co., Inc. (a)	32,959	388,916
NexCen Brands, Inc. (a)	42,894	15,884
O'Reilly Automotive, Inc. (a)	141,730	4,127,178
OfficeMax, Inc.	75,000	918,000
Pacific Sunwear of California, Inc. (a)(d)	70,160	444,113
Penske Auto Group, Inc. (d)	41,735	552,989
Perfumania Holdings, Inc. (a)	1,076	25,533
PetSmart, Inc.	130,389	3,516,591
Pier 1 Imports, Inc. (a)	85,092	376,107
Pomeroy IT Solutions, Inc. (a)	3,930	20,436
Rent-A-Center, Inc. (a)	67,681	1,533,651
Rex Stores Corp. (a)	8,776	113,386
Ross Stores, Inc.	138,000	5,548,980
Sally Beauty Holdings, Inc. (a)(d)	77,094	658,383

	Shares	Value
Select Comfort Corp. (a)(d)	47,386	$ 113,726
Shoe Carnival, Inc. (a)	10,052	164,049
Sonic Automotive, Inc. Class A (sub. vtg.)	37,224	400,530
Stage Stores, Inc.	43,898	698,856
Stein Mart, Inc.	22,556	89,096
Systemax, Inc. (d)	10,200	157,284
Talbots, Inc. (d)	18,650	254,946
The Buckle, Inc.	16,283	845,576
The Cato Corp. Class A (sub. vtg.)	42,134	741,980
The Children's Place Retail Stores, Inc. (a)	24,691	1,035,787
The Men's Wearhouse, Inc.	47,136	1,032,278
The Pep Boys - Manny, Moe & Jack (d)	37,359	328,759
The Walking Co. Holdings, Inc. (a)(d)	2,572	10,802
Tractor Supply Co. (a)(d)	34,784	1,482,494
Trans World Entertainment Corp. (a)	16,560	47,858
TravelCenters of America LLC (a)	16,738	45,193
Tween Brands, Inc. (a)	27,587	299,595
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	32,745	356,266
Urban Outfitters, Inc. (a)	123,960	4,415,455
West Marine, Inc. (a)	18,151	89,847
Wet Seal, Inc. Class A (a)	80,362	378,505
Williams-Sonoma, Inc.	94,772	1,676,517
Winmark Corp. (a)	2,614	47,836
Zale Corp. (a)(d)	48,284	1,318,636
Zumiez, Inc. (a)(d)	16,813	242,275
		76,189,711
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	35,886	321,180
Ashworth, Inc. (a)	4,840	14,230
Carter's, Inc. (a)(d)	60,308	1,110,270
Charles & Colvard Ltd. (a)	5,525	3,481
Cherokee, Inc.	10,151	223,627
Columbia Sportswear Co. (d)	15,887	641,676
Crocs, Inc. (a)(d)	74,870	310,711
Culp, Inc. (a)	4,772	35,217
Deckers Outdoor Corp. (a)	14,384	1,635,317
Delta Apparel, Inc.	6,654	46,245
FGX International Ltd.	20,000	260,200
Forward Industries, Inc. (NY Shares) (a)	5,267	13,220
Fossil, Inc. (a)	47,248	1,413,660
G-III Apparel Group Ltd. (a)(d)	17,169	317,798
Hanesbrands, Inc. (a)(d)	98,592	2,350,433
Hartmarx Corp. (a)	38,879	96,420
Heelys, Inc. (a)	13,425	68,065
Iconix Brand Group, Inc. (a)(d)	56,043	724,636
Joe's Jeans, Inc. (a)	3,410	4,569
K-Swiss, Inc. Class A	33,619	576,566
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	254,182
Maidenform Brands, Inc. (a)	25,417	383,797
Movado Group, Inc.	24,592	570,288
Oxford Industries, Inc.	14,226	325,064
Perry Ellis International, Inc. (a)	13,045	222,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	54,653	$ 2,080,093
Quiksilver, Inc. (a)	123,224	950,057
R.G. Barry Corp. (a)	9,000	67,410
Rocky Brands, Inc. (a)(d)	2,631	13,708
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	617,920
Steven Madden Ltd. (a)(d)	18,811	473,097
Tandy Brands Accessories, Inc.	1,058	6,031
Tarrant Apparel Group (a)	9,692	6,687
Timberland Co. Class A (a)	56,744	956,704
True Religion Apparel, Inc. (a)(d)	18,878	512,538
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	39,300	1,324,803
Unifi, Inc. (a)	31,529	125,801
Unifirst Corp.	14,626	629,357
Volcom, Inc. (a)(d)	13,237	236,148
Warnaco Group, Inc. (a)	43,497	2,243,140
Weyco Group, Inc.	11,210	356,366
Wolverine World Wide, Inc.	53,361	1,404,995
		23,928,255
TOTAL CONSUMER DISCRETIONARY		379,847,658
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	12,401	557,673
Central European Distribution Corp. (a)(d)	34,213	1,973,748
Coca-Cola Bottling Co. Consolidated	5,734	232,686
Dr Pepper Snapple Group, Inc. (a)(d)	267,829	6,618,055
Hansen Natural Corp. (a)(d)	74,036	2,034,509
Jones Soda Co. (a)(d)	20,735	37,323
MGP Ingredients, Inc.	12,581	62,024
National Beverage Corp.	13,356	121,807
PepsiAmericas, Inc.	63,302	1,483,166
Vermont Pure Holdings Ltd. (a)	4,384	6,050
		13,127,041
Food & Staples Retailing - 0.5%
Andersons, Inc.	18,991	853,835
Arden Group, Inc. Class A	749	124,896
BJ's Wholesale Club, Inc. (a)(d)	60,591	2,304,276
Casey's General Stores, Inc.	49,455	1,434,195
Ingles Markets, Inc. Class A	21,255	525,211
Longs Drug Stores Corp.	33,311	2,386,733
Nash-Finch Co. (d)	12,986	528,790
Pricesmart, Inc.	21,057	447,461
Rite Aid Corp. (a)(d)	579,130	700,747
Ruddick Corp.	39,909	1,270,703
Spartan Stores, Inc.	26,862	610,842
Susser Holdings Corp. (a)(d)	10,293	192,582

	Shares	Value
The Great Atlantic & Pacific Tea Co. (a)(d)	32,462	$ 529,780
The Pantry, Inc. (a)	19,706	361,408
United Natural Foods, Inc. (a)(d)	38,239	734,954
Village Super Market, Inc. Class A	2,000	89,860
Weis Markets, Inc.	14,778	559,347
Winn-Dixie Stores, Inc. (a)	51,133	721,998
		14,377,618
Food Products - 1.3%
Alico, Inc.	3,393	146,408
B&G Foods, Inc. Class A	57,060	459,904
Bridgford Foods Corp. (a)	4,789	28,495
Bunge Ltd. (d)	124,818	11,153,736
Cal-Maine Foods, Inc. (d)	15,000	592,350
Calavo Growers, Inc. (d)	15,506	188,398
Chiquita Brands International, Inc. (a)(d)	41,815	613,844
Corn Products International, Inc.	75,134	3,365,252
Darling International, Inc. (a)	75,439	1,035,777
Del Monte Foods Co.	201,331	1,715,340
Diamond Foods, Inc.	17,088	430,105
Farmer Brothers Co.	6,050	157,663
Flowers Foods, Inc.	81,863	2,164,458
Fresh Del Monte Produce, Inc. (a)(d)	43,115	1,000,699
Galaxy Nutritional Foods, Inc. (a)	5,579	1,172
Green Mountain Coffee Roasters, Inc. (a)(d)	18,699	682,327
Griffin Land & Nurseries, Inc.	1,112	38,342
Hain Celestial Group, Inc. (a)(d)	39,916	1,037,417
Hormel Foods Corp.	78,789	2,809,616
HQ Sustainable Maritime Industries, Inc. (a)	8,000	57,040
Imperial Sugar Co.	11,785	165,344
J&J Snack Foods Corp.	18,112	610,193
John B. Sanfilippo & Son, Inc. (a)	4,719	45,019
Lancaster Colony Corp.	22,977	799,140
Lance, Inc.	43,125	883,631
Lifeway Foods, Inc. (a)(d)	9,724	110,076
Monterey Gourmet Foods, Inc. (a)	4,304	8,909
Omega Protein Corp. (a)	18,514	251,420
Overhill Farms, Inc. (a)	28,537	185,491
Pilgrims Pride Corp. Class B	48,743	625,860
Ralcorp Holdings, Inc. (a)	57,120	3,507,168
Reddy Ice Holdings, Inc. (d)	33,001	277,868
Sanderson Farms, Inc. (d)	18,882	647,841
Smithfield Foods, Inc. (a)	133,809	2,690,899
Tasty Baking Co.	4,304	18,077
The Inventure Group, Inc. (a)	3,448	7,137
The J.M. Smucker Co.	60,000	3,253,800
Tootsie Roll Industries, Inc. (d)	29,430	838,166
TreeHouse Foods, Inc. (a)	30,628	850,233
Zapata Corp. (a)	6,888	47,527
		43,502,142
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	$ 333,863
Church & Dwight Co., Inc.	69,450	4,340,625
Energizer Holdings, Inc. (a)	60,000	5,096,400
Oil-Dri Corp. of America	5,650	103,960
Orchids Paper Products Co. (a)	7,624	58,705
Spectrum Brands, Inc. (a)(d)	59,689	101,471
WD-40 Co.	22,854	797,376
		10,832,400
Personal Products - 0.4%
Alberto-Culver Co.	90,195	2,359,501
Bare Escentuals, Inc. (a)(d)	73,243	911,143
Chattem, Inc. (a)(d)	16,678	1,169,461
Elizabeth Arden, Inc. (a)	40,002	818,441
Herbalife Ltd.	66,672	3,140,251
Integrated Biopharma, Inc. (a)	2,198	3,077
Inter Parfums, Inc.	24,003	340,603
Mannatech, Inc. (d)	11,829	52,402
MediFast, Inc. (a)(d)	7,496	62,142
Natural Health Trends Corp. (a)(d)	8,588	5,926
NBTY, Inc. (a)	61,290	2,037,280
Nu Skin Enterprises, Inc. Class A	51,797	867,600
Nutraceutical International Corp. (a)	13,525	166,087
Parlux Fragrances, Inc. (a)	13,118	92,220
Physicians Formula Holdings, Inc. (a)	15,509	91,348
Prestige Brands Holdings, Inc. (a)	32,948	313,006
Reliv International, Inc. (d)	10,690	56,336
Revlon, Inc. Class A (sub. vtg.) (a)	271,825	377,837
Schiff Nutrition International, Inc.	11,731	78,480
USANA Health Sciences, Inc. (a)(d)	10,065	381,061
		13,324,202
Tobacco - 0.1%
Alliance One International, Inc. (a)	93,273	374,957
Star Scientific, Inc. (a)(d)	42,163	135,765
Universal Corp.	26,078	1,353,970
Vector Group Ltd. (d)	58,676	1,083,159
		2,947,851
TOTAL CONSUMER STAPLES		98,111,254
ENERGY - 10.5%
Energy Equipment & Services - 3.0%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	407,251
Atwood Oceanics, Inc. (a)	59,282	2,410,406
Axion International Holdings, Inc. (a)	14	13
Basic Energy Services, Inc. (a)	28,570	835,101
Bolt Technology Corp. (a)(d)	9,622	185,224
Boots & Coots/International Well Control, Inc. (a)	49,367	150,569
Bristow Group, Inc. (a)(d)	27,418	1,117,832
Bronco Drilling Co., Inc. (a)(d)	49,438	783,592

	Shares	Value
Cal Dive International, Inc. (a)(d)	48,966	$ 565,557
Carbo Ceramics, Inc. (d)	23,508	1,412,831
Complete Production Services, Inc. (a)(d)	51,885	1,533,202
Dawson Geophysical Co. (a)	7,711	483,711
Diamond Offshore Drilling, Inc.	68,100	7,484,871
Dresser-Rand Group, Inc. (a)	85,975	3,487,146
Dril-Quip, Inc. (a)	38,943	2,142,254
ENGlobal Corp. (a)	20,365	352,518
Exterran Holdings, Inc. (a)(d)	68,975	3,152,847
FMC Technologies, Inc. (a)	130,086	6,967,406
Global Industries Ltd. (a)	97,099	938,947
Grey Wolf, Inc. (a)	188,672	1,643,333
Gulf Island Fabrication, Inc.	13,541	583,211
Gulfmark Offshore, Inc. (a)	20,793	1,041,729
Helix Energy Solutions Group, Inc. (a)	86,172	2,651,512
Helmerich & Payne, Inc.	97,121	5,547,552
Hercules Offshore, Inc. (a)(d)	101,381	2,237,479
Hornbeck Offshore Services, Inc. (a)(d)	28,854	1,271,307
IHS, Inc. Class A (a)	45,606	2,926,081
ION Geophysical Corp. (a)	95,643	1,541,765
Key Energy Services, Inc. (a)	129,569	2,176,759
Lufkin Industries, Inc.	15,225	1,412,728
Matrix Service Co. (a)	30,075	790,371
Mitcham Industries, Inc. (a)	14,875	227,290
NATCO Group, Inc. Class A (a)	19,733	1,000,266
Natural Gas Services Group, Inc. (a)	16,146	418,827
Newpark Resources, Inc. (a)	95,000	815,100
Oceaneering International, Inc. (a)	55,858	3,486,098
Oil States International, Inc. (a)	50,000	2,781,500
Omni Energy Services Corp. (a)(d)	11,673	51,361
OYO Geospace Corp. (a)	5,097	250,059
Parker Drilling Co. (a)(d)	119,867	1,111,167
Particle Drilling Technologies, Inc. (a)	20,038	43,282
Patterson-UTI Energy, Inc.	158,355	4,500,449
PHI, Inc. (non-vtg.) (a)	15,064	578,608
Pioneer Drilling Co. (a)	49,528	830,089
Pride International, Inc. (a)	167,000	6,414,470
Royale Energy, Inc. (a)(d)	5,582	40,023
RPC, Inc.	46,402	845,908
SEACOR Holdings, Inc. (a)(d)	27,260	2,402,969
Smith International, Inc.	898	62,591
Sulphco, Inc. (a)(d)	45,227	132,063
Superior Energy Services, Inc. (a)	82,300	3,871,392
Superior Well Services, Inc. (a)	16,970	559,331
T-3 Energy Services, Inc. (a)	12,234	683,024
TETRA Technologies, Inc. (a)	75,099	1,662,692
TGC Industries, Inc.	13,381	97,414
Tidewater, Inc.	52,328	3,174,740
Trico Marine Services, Inc. (a)(d)	18,908	449,065
Union Drilling, Inc. (a)	22,965	326,562
Unit Corp. (a)	52,619	3,563,885
		98,615,330
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.5%
Abraxas Petroleum Corp. (a)	50,751	$ 183,211
Adams Resources & Energy, Inc.	12,021	337,069
Alliance Holdings GP, LP	13,326	374,461
Alliance Resource Partners LP	22,557	1,051,833
Alon USA Energy, Inc. (d)	26,000	316,940
Alpha Natural Resources, Inc. (a)	73,879	7,321,409
American Oil & Gas, Inc. NV (a)	44,073	126,490
APCO Argentina, Inc. (d)	10,824	313,788
Approach Resources, Inc.	13,771	192,794
Arch Coal, Inc.	150,101	8,141,478
Arena Resources, Inc. (a)	38,692	1,728,372
Arlington Tankers Ltd. (d)	22,423	413,480
Atlas America, Inc.	41,901	1,570,449
Atlas Energy Resources LLC	39,857	1,397,785
Atlas Pipeline Partners, LP	38,104	1,300,490
ATP Oil & Gas Corp. (a)(d)	29,925	769,073
Aurora Oil & Gas Corp. (a)	68,197	13,639
Aventine Renewable Energy Holdings, Inc. (a)(d)	61,994	396,762
Barnwell Industries, Inc.	3,174	37,612
Berry Petroleum Co. Class A	45,000	1,872,900
Bill Barrett Corp. (a)	35,096	1,382,080
Boardwalk Pipeline Partners, LP	28,197	692,800
BP Prudhoe Bay Royalty Trust (d)	24,130	2,226,716
BPZ Energy, Inc. (a)(d)	56,851	1,119,965
BreitBurn Energy Partners LP	16,000	265,600
Brigham Exploration Co. (a)(d)	55,937	759,065
Buckeye GP Holdings LP	13,298	253,327
Buckeye Partners LP	43,206	1,871,252
Callon Petroleum Co. (a)	25,157	499,870
Calumet Specialty Products Partners LP	13,761	196,645
Cano Petroleum, Inc. (a)	62,407	197,830
Capital Product Partners LP	10,000	155,700
Carrizo Oil & Gas, Inc. (a)(d)	28,591	1,419,257
Cheniere Energy Partners LP	15,398	155,520
Cheniere Energy, Inc. (a)(d)	78,116	293,716
Cimarex Energy Co.	90,607	5,032,313
Clayton Williams Energy, Inc. (a)	9,552	773,139
Clean Energy Fuels Corp. (a)(d)	47,232	814,280
CNX Gas Corp. (a)	31,667	960,777
Comstock Resources, Inc. (a)	49,006	3,182,450
Concho Resources, Inc.	51,574	1,684,923
Contango Oil & Gas Co. (a)	14,632	1,040,628
Continental Resources, Inc. (a)	48,000	2,408,160
Copano Energy LLC	54,963	1,738,480
CREDO Petroleum Corp. (a)	9,108	97,547
Cross Timbers Royalty Trust	12,215	592,672
Crosstex Energy LP	21,913	558,124
Crosstex Energy, Inc. (d)	57,629	1,876,977
Crusader Energy Group, Inc. (a)	18,000	79,020
CVR Energy, Inc. (d)	88,194	1,229,424

	Shares	Value
DCP Midstream Partners LP	15,428	$ 377,986
Delek US Holdings, Inc.	23,193	183,225
Delta Petroleum Corp. (a)(d)	68,419	1,228,805
Denbury Resources, Inc. (a)	256,648	6,387,969
Dht Maritime, Inc. (d)	69,155	616,171
Dorchester Minerals LP	21,735	603,146
Double Eagle Petroleum Co. (a)	12,444	202,339
Eagle Rock Energy Partners LP	15,000	212,850
Edge Petroleum Corp. (a)(d)	51,074	232,897
El Paso Pipeline Partners LP	24,533	453,125
Enbridge Energy Management LLC	22,934	1,159,543
Enbridge Energy Partners LP	63,701	3,092,047
Encore Acquisition Co. (a)	50,839	2,621,259
Encore Energy Partners LP	8,500	209,525
Endeavor International Corp. (a)	74,100	127,452
Energy Partners Ltd. (a)	39,100	465,290
Energy Transfer Equity LP	123,518	3,563,494
Energy Transfer Partners LP	80,259	3,571,526
Enterprise GP Holdings LP	25,986	772,304
Enterprise Products Partners LP	285,000	8,393,250
Evergreen Energy, Inc. (a)(d)	63,376	114,077
Evolution Petroleum Corp. (a)	8,208	30,123
EXCO Resources, Inc. (a)	95,059	2,517,162
Forest Oil Corp. (a)	83,000	4,724,360
Foundation Coal Holdings, Inc.	48,000	2,839,200
Frontier Oil Corp.	118,425	2,293,892
FX Energy, Inc. (a)(d)	47,522	399,185
Gasco Energy, Inc. (a)(d)	127,719	335,901
Gastar Exploration Ltd. (a)	204,100	369,421
General Maritime Corp. (d)	25,371	626,664
Genesis Energy LP	11,331	206,224
Geomet, Inc. (a)(d)	38,693	270,077
Georesources, Inc. (a)	6,110	100,510
Global Partners LP	5,000	62,150
GMX Resources, Inc. (a)	12,141	823,645
Goodrich Petroleum Corp. (a)	29,606	1,505,465
Green Plains Renewable Energy, Inc. (a)	3,244	21,054
Gulfport Energy Corp. (a)	28,010	373,653
Harvest Natural Resources, Inc. (a)	43,807	485,382
Hiland Partners LP	2,430	111,780
HKN, Inc. (a)	2,038	19,198
Holly Corp.	57,198	1,830,336
Holly Energy Partners LP	8,815	297,154
Houston American Energy Corp.	20,000	170,400
Hugoton Royalty Trust	46,601	1,443,699
Hyperdynamics Corp. (a)(d)	30,744	49,805
Inergy Holdings LP	5,264	171,606
Inergy LP	40,677	1,072,246
International Coal Group, Inc. (a)(d)	118,649	1,213,779
James River Coal Co. (a)(d)	25,621	1,080,438
K-Sea Transportation Partners LP	4,670	119,832
Kinder Morgan Energy Partners LP	171,493	9,850,558
Kinder Morgan Management LLC	75,477	4,188,974
Linn Energy LLC	137,529	2,974,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magellan Midstream Holdings LP	24,924	$ 552,565
Magellan Midstream Partners LP	66,229	2,462,394
Mariner Energy, Inc. (a)	84,840	2,467,996
Markwest Energy Partners LP	48,674	1,676,333
Martin Midstream Partners LP	4,000	125,120
McMoRan Exploration Co. (a)(d)	53,780	1,470,883
Meridian Resource Corp. (a)	109,265	296,108
Natural Resource Partners LP	30,154	1,046,042
Newfield Exploration Co. (a)	138,610	6,267,944
NGAS Resources, Inc. (a)	31,511	198,519
Northern Oil & Gas, Inc. (a)(d)	13,649	101,003
NuStar Energy LP	37,200	1,836,192
NuStar GP Holdings LLC	59,196	1,250,811
ONEOK Partners LP	52,000	3,122,600
Overseas Shipholding Group, Inc. (d)	26,557	1,905,199
Pacific Ethanol, Inc. (a)(d)	36,225	74,624
Panhandle Royalty Co. Class A	14,442	522,800
Parallel Petroleum Corp. (a)	61,031	808,050
Patriot Coal Corp. (a)	82,258	4,932,190
Penn Virginia Corp.	45,987	3,043,420
Penn Virginia GP Holdings, L.P.	4,000	114,760
Penn Virginia Resource Partners LP	27,914	695,617
Petrohawk Energy Corp. (a)	256,462	8,876,150
Petroleum Development Corp. (a)	16,425	998,476
Petroquest Energy, Inc. (a)	46,033	851,150
Pioneer Natural Resources Co.	125,214	7,909,768
Plains Exploration & Production Co. (a)	113,006	6,091,023
PrimeEnergy Corp. (a)(d)	1,965	150,676
Quest Resource Corp. (a)(d)	39,088	188,013
Quicksilver Resources, Inc. (a)	116,000	2,806,040
Ram Energy Resources, Inc. (a)	61,104	279,245
Regency Energy Partners LP	34,050	848,526
Rentech, Inc. (a)(d)	295,045	696,306
Rex Energy Corp. (a)	17,066	342,515
Rio Vista Energy Partners LP	601	6,912
Rosetta Resources, Inc. (a)	54,725	1,272,356
SandRidge Energy, Inc.	86,391	3,023,685
Semgroup Energy Partners LP	14,471	150,498
Ship Finance International Ltd. (NY Shares) (d)	42,149	1,173,007
St. Mary Land & Exploration Co.	63,980	2,701,236
Stone Energy Corp. (a)	33,999	1,620,732
Sunoco Logistics Partners LP	15,042	731,643
Swift Energy Co. (a)	31,582	1,475,195
Syntroleum Corp. (a)	20,072	32,517
Targa Resources Partners LP	33,670	804,713
TC Pipelines LP	17,062	583,009
Teekay Corp.	38,861	1,381,897
Teekay LNG Partners LP	13,806	314,087
TEPPCO Partners LP	70,000	2,246,300
Toreador Resources Corp. (a)(d)	15,374	132,985

	Shares	Value
Tri-Valley Corp. (a)(d)	35,638	$ 250,179
TXCO Resources, Inc. (a)(d)	41,042	497,019
Ultra Petroleum Corp. (a)	159,269	10,854,182
Uranium Resources, Inc. (a)(d)	45,900	105,570
USEC, Inc. (a)(d)	117,697	677,935
Vaalco Energy, Inc. (a)	88,590	693,660
Venoco, Inc. (a)	21,009	354,212
VeraSun Energy Corp. (a)(d)	132,495	763,171
Verenium Corp. (a)(d)	47,369	107,054
W&T Offshore, Inc.	29,480	1,036,517
Walter Industries, Inc.	54,025	5,067,545
Warren Resources, Inc. (a)	71,169	803,498
Western Refining, Inc. (d)	39,393	356,113
Westmoreland Coal Co. (a)(d)	12,922	260,766
Whiting Petroleum Corp. (a)	45,679	4,396,147
Williams Partners LP	40,610	1,232,107
Williams Pipeline Partners LP	14,967	257,283
World Fuel Services Corp.	42,077	1,212,238
Xethanol Corp. (a)	28,810	12,676
		250,182,899
TOTAL ENERGY		348,798,229
FINANCIALS - 20.1%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)(d)	40,938	3,898,116
AllianceBernstein Holding LP	27,263	1,478,472
BGC Partners, Inc. Class A	116,459	767,465
BlackRock, Inc. Class A	21,166	4,598,314
Broadpoint Securities Group, Inc. (a)	2,377	7,963
Calamos Asset Management, Inc. Class A	22,301	477,910
Cohen & Steers, Inc. (d)	16,556	481,780
Cowen Group, Inc. (a)	23,319	214,068
Diamond Hill Investment Group, Inc. (a)	2,300	209,162
Eaton Vance Corp. (non-vtg.)	118,842	4,243,848
Epoch Holding Corp.	16,336	189,334
Evercore Partners, Inc. Class A	13,116	173,918
FBR Capital Markets Corp. (a)(d)	34,623	167,922
FCStone Group, Inc. (a)(d)	23,027	481,495
FirstCity Financial Corp. (a)	5,260	32,822
Fortress Investment Group LLC (d)	60,206	605,070
GAMCO Investors, Inc. Class A	5,578	264,397
GFI Group, Inc.	59,568	690,989
GLG Partners, Inc. (d)	223,700	1,854,473
Greenhill & Co., Inc. (d)	12,078	798,356
HFF, Inc. (a)	16,711	83,221
International Assets Holding Corp. (a)(d)	4,586	130,242
Investment Technology Group, Inc. (a)	42,784	1,369,088
Jefferies Group, Inc.	108,745	2,088,991
JMP Group, Inc.	1,543	9,258
KBW, Inc. (a)(d)	27,796	821,094
Knight Capital Group, Inc. Class A (a)	100,327	1,729,637
LaBranche & Co., Inc. (a)	67,729	435,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	$ 199,589
Lazard Ltd. Class A	47,916	2,031,159
Merriman Curhan Ford Group, Inc. (a)	10,677	12,599
MF Global Ltd. (a)(d)	91,946	677,642
National Holdings Corp. (a)	1,000	1,140
Och-Ziff Capital Management Group LLC Class A (d)	43,816	782,116
optionsXpress Holdings, Inc.	47,759	1,101,800
Penson Worldwide, Inc. (a)(d)	16,747	282,187
Piper Jaffray Companies (a)	18,377	698,510
Pzena Investment Management, Inc. (d)	13,002	116,238
Raymond James Financial, Inc. (d)	106,000	3,267,980
Riskmetrics Group, Inc.	13,000	288,730
Sanders Morris Harris Group, Inc.	20,371	213,896
SEI Investments Co.	143,398	3,387,061
Siebert Financial Corp.	7,668	23,387
Stifel Financial Corp. (a)(d)	20,679	845,151
SWS Group, Inc.	36,320	732,938
TD Ameritrade Holding Corp. (a)	255,008	5,209,813
The Blackstone Group LP	136,966	2,448,952
Thomas Weisel Partners Group, Inc. (a)	28,776	176,109
TradeStation Group, Inc. (a)	36,944	370,918
U.S. Global Investments, Inc. Class A (d)	17,919	253,554
W.P. Carey & Co. LLC	25,325	773,679
W.P. Stewart & Co. Ltd.	19,230	30,191
Waddell & Reed Financial, Inc. Class A	95,000	3,059,000
Westwood Holdings Group, Inc.	6,600	317,460
		55,604,701
Commercial Banks - 3.4%
1st Source Corp.	14,667	318,714
Abigail Adams National Bancorp, Inc.	3,050	17,538
Amcore Financial, Inc.	19,149	168,320
American National Bankshares, Inc.	2,434	40,989
AmericanWest Bancorp (d)	13,795	23,727
Ameris Bancorp	15,734	189,123
AmeriServ Financial, Inc. (a)	8,597	24,330
Ames National Corp. (d)	14,284	327,961
Arrow Financial Corp.	8,308	205,041
Associated Banc-Corp. (d)	132,223	2,313,903
BancFirst Corp.	10,580	509,321
Bancorp, Inc., Delaware (a)	13,627	62,684
BancorpSouth, Inc.	79,000	1,818,580
BancTrust Financial Group, Inc.	10,257	86,569
Bank of Florida Corp. (a)	9,353	74,263
Bank of Granite Corp. (d)	16,693	127,868
Bank of Hawaii Corp.	50,958	2,694,659
Bank of Marin Bancorp	4,442	136,858
Bank of the Ozarks, Inc. (d)	15,728	351,835
Banner Corp. (d)	18,057	190,862
Bar Harbor Bankshares	2,569	74,501

	Shares	Value
BOK Financial Corp.	23,857	$ 1,039,211
Boston Private Financial Holdings, Inc.	58,087	519,298
Bryn Mawr Bank Corp.	2,058	45,605
Cadence Financial Corp.	15,524	142,666
Camden National Corp.	7,896	255,751
Capital Bank Corp.	4,787	48,827
Capital City Bank Group, Inc. (d)	14,530	352,062
Capital Corp. of the West (d)	13,704	43,579
Capitol Bancorp Ltd.	23,433	360,165
Cardinal Financial Corp.	25,899	219,883
Cascade Bancorp (d)	24,935	198,981
Cascade Financial Corp. (d)	13,915	127,740
Cathay General Bancorp (d)	53,000	1,026,080
Center Bancorp, Inc.	10,005	105,753
Center Financial Corp., California	24,368	328,237
Central Pacific Financial Corp. (d)	27,843	331,332
Century Bancorp, Inc. Class A (non-vtg.)	2,001	34,517
Chemical Financial Corp.	27,387	789,567
Citizens & Northern Corp. (d)	6,760	127,696
Citizens Banking Corp., Michigan (d)	70,265	257,873
Citizens Financial Services, Inc.	1,545	35,535
City Bank Lynnwood, Washington (d)	16,408	199,357
City Holding Co.	20,606	861,537
City National Corp.	42,000	2,078,580
CoBiz, Inc. (d)	19,397	208,130
Colonial Bancgroup, Inc. (d)	207,996	1,314,535
Colony Bankcorp, Inc.	4,000	43,040
Columbia Bancorp, Oregon (d)	11,500	43,700
Columbia Banking Systems, Inc.	22,684	317,576
Commerce Bancshares, Inc.	63,660	2,864,700
Community Bancorp (a)(d)	12,885	67,775
Community Bank System, Inc.	34,014	768,716
Community Bankshares, Inc., South Carolina	3,531	73,233
Community Capital Corp.	2,185	20,867
Community Trust Bancorp, Inc.	18,280	613,111
Cullen/Frost Bankers, Inc.	56,127	3,125,151
CVB Financial Corp. (d)	78,714	846,176
Dearborn Bancorp, Inc. (a)	11,262	51,805
East West Bancorp, Inc. (d)	70,395	877,826
Eastern Virgina Bankshares, Inc.	3,012	48,192
Enterprise Financial Services Corp. (d)	14,184	266,092
EuroBancshares, Inc. (a)	10,674	38,533
Fidelity Southern Corp.	4,918	19,426
Financial Institutions, Inc.	5,570	97,865
First Bancorp, North Carolina	17,078	256,170
First Bancorp, Puerto Rico (d)	97,000	916,650
First Busey Corp. (d)	35,164	497,922
First Citizen Bancshares, Inc.	6,650	986,993
First Commonwealth Financial Corp. (d)	70,953	810,993
First Community Bancshares, Inc.	12,000	383,160
First Financial Bancorp, Ohio	54,270	706,595
First Financial Bankshares, Inc.	18,789	921,976
First Financial Corp., Indiana	10,060	417,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First M&F Corp.	1,684	$ 17,968
First Mariner Bancorp, Inc. (a)	999	2,458
First Merchants Corp.	25,779	497,277
First Midwest Bancorp, Inc., Delaware	56,884	1,273,064
First of Long Island Corp.	1,872	42,588
First Regional Bancorp (a)(d)	14,196	72,684
First Security Group, Inc.	10,700	84,423
First South Bancorp, Inc., Virginia (d)	5,916	104,536
First State Bancorp.	23,559	134,522
First United Corp.	5,930	119,074
Firstbank Corp., Michigan	7,615	69,068
FirstMerit Corp.	78,000	1,578,720
FNB Corp., North Carolina	14,866	111,792
FNB Corp., Pennsylvania	93,066	1,091,664
Frontier Financial Corp., Washington (d)	43,151	481,134
Fulton Financial Corp.	175,361	1,869,348
Gateway Financial Holdings, Inc. (d)	10,000	68,900
German American Bancorp, Inc.	17,151	222,791
Glacier Bancorp, Inc. (d)	53,207	1,134,373
Great Southern Bancorp, Inc. (d)	12,120	125,684
Green Bankshares, Inc.	14,985	231,518
Guaranty Bancorp (a)	68,760	387,119
Hancock Holding Co.	26,898	1,319,347
Hanmi Financial Corp. (d)	75,657	386,607
Harleysville National Corp., Pennsylvania	41,652	612,284
Hawthorn Bancshares, Inc.	5,406	128,717
Heartland Financial USA, Inc.	14,000	301,420
Heritage Commerce Corp.	8,124	97,650
Heritage Financial Corp., Washington	4,130	58,316
Home Bancshares, Inc.	17,280	415,238
Horizon Financial Corp. (d)	17,153	139,797
IBERIABANK Corp.	10,577	573,591
Independent Bank Corp., Massachusetts	19,105	528,444
Independent Bank Corp., Michigan	20,910	154,943
Integra Bank Corp.	19,801	126,924
International Bancshares Corp.	65,941	1,703,915
Intervest Bancshares Corp. Class A (d)	9,743	77,554
Irwin Financial Corp. (d)	23,780	92,980
Lakeland Bancorp, Inc.	25,435	300,133
Lakeland Financial Corp.	14,012	285,424
Macatawa Bank Corp. (d)	20,513	165,950
MainSource Financial Group, Inc.	21,369	386,993
MB Financial, Inc.	36,946	1,028,207
MBT Financial Corp.	10,000	45,500
Mercantile Bancorp, Inc., Illinois (d)	5,364	90,920
Mercantile Bank Corp.	8,789	75,673
Merchants Bancshares, Inc.	6,649	152,927
Metrocorp Bancshares, Inc.	4,282	54,638
Midsouth Bancorp, Inc.	3,481	60,918
Midwest Banc Holdings, Inc.	27,414	152,696
MidWestOne Financial Group, Inc.	3,324	46,569

	Shares	Value
Nara Bancorp, Inc.	25,509	$ 279,324
National Penn Bancshares, Inc. (d)	86,164	1,230,422
NBT Bancorp, Inc.	39,000	978,510
NewBridge Bancorp	11,690	70,023
Nexity Financial Corp. (a)	5,000	10,450
North Valley Bancorp	11,383	77,974
Northern States Financial Corp.	2,836	28,076
Northfield Bancorp, Inc. (a)(d)	20,481	247,615
Northrim Bancorp, Inc.	1,031	17,084
Ohio Valley Banc Corp.	6,000	135,000
Old National Bancorp, Indiana	67,448	1,175,619
Old Second Bancorp, Inc. (d)	20,047	339,396
Oriental Financial Group, Inc.	29,839	515,618
PAB Bankshares, Inc. (d)	7,901	58,941
Pacific Capital Bancorp (d)	50,823	747,606
Pacific Mercantile Bancorp	7,285	49,538
PacWest Bancorp	38,734	878,487
Park National Corp. (d)	16,668	1,021,748
Peapack-Gladstone Financial Corp. (d)	4,448	130,460
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,180	88,913
Peoples Bancorp, Inc.	11,922	244,878
Peoples Financial Corp., Mississippi	4,312	99,133
Pinnacle Financial Partners, Inc. (a)(d)	22,674	574,106
Popular, Inc. (d)	281,705	2,295,896
Preferred Bank, Los Angeles California (d)	10,547	103,044
PremierWest Bancorp (d)	18,613	148,532
Princeton National Bancorp, Inc.	2,512	68,452
PrivateBancorp, Inc. (d)	34,412	1,054,384
Prosperity Bancshares, Inc. (d)	45,637	1,459,015
Provident Bankshares Corp. (d)	45,394	351,350
QCR Holdings, Inc.	4,300	59,168
Renasant Corp.	26,369	498,638
Republic Bancorp, Inc., Kentucky Class A	17,002	503,769
Republic First Bancorp, Inc. (a)	7,220	64,908
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	31,978
S&T Bancorp, Inc. (d)	31,000	1,040,360
S.Y. Bancorp, Inc.	13,278	374,971
Sandy Spring Bancorp, Inc. (d)	19,440	347,976
Santander Bancorp	4,969	54,560
Savannah Bancorp, Inc.	3,956	57,560
SCBT Financial Corp.	11,400	385,662
Seacoast Banking Corp., Florida (d)	17,060	149,787
Security Bank Corp., Georgia (d)	23,305	88,326
Shore Bancshares, Inc. (d)	5,814	133,199
Sierra Bancorp	13,100	206,980
Signature Bank, New York (a)	32,334	956,116
Simmons First National Corp. Class A	16,580	471,204
Smithtown Bancorp, Inc. (d)	10,655	202,552
South Financial Group, Inc. (d)	74,749	508,293
Southside Bancshares, Inc.	18,588	404,289
Southwest Bancorp, Inc., Oklahoma	17,075	287,543
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southwest Georgia Financial Corp.	835	$ 14,237
State Bancorp, Inc., New York	10,592	157,291
StellarOne Corp.	25,357	425,744
Sterling Bancorp, New York	25,378	395,643
Sterling Bancshares, Inc.	80,143	788,607
Sterling Financial Corp., Washington (d)	53,000	540,070
Suffolk Bancorp	13,174	468,072
Summit Financial Group, Inc.	1,800	21,672
Sun Bancorp, Inc., New Jersey	25,196	297,313
Superior Bancorp (d)	14,301	96,103
Susquehanna Bancshares, Inc., Pennsylvania (d)	107,746	1,721,781
SVB Financial Group (a)(d)	32,531	1,823,363
Synovus Financial Corp. (d)	285,000	2,622,000
Taylor Capital Group, Inc. (d)	10,172	110,163
TCF Financial Corp. (d)	116,806	1,839,695
Temecula Valley Bancorp, Inc.	12,685	65,455
Tennessee Commerce Bancorp, Inc. (a)(d)	4,775	75,875
Texas Capital Bancshares, Inc. (a)	26,602	415,257
TIB Financial Corp. (d)	6,720	47,040
Tompkins Financial Corp.	9,989	452,302
Trico Bancshares	18,477	303,762
Trustmark Corp. (d)	54,098	1,038,141
UCBH Holdings, Inc. (d)	101,194	591,985
UMB Financial Corp.	33,832	1,760,279
Umpqua Holdings Corp. (d)	77,839	1,086,632
Union Bankshares Corp. (d)	15,434	350,506
UnionBanCal Corp.	56,000	4,126,080
United Bankshares, Inc., West Virginia	43,252	1,113,739
United Community Banks, Inc., Georgia (d)	60,104	706,823
United Security Bancshares, California (d)	6,270	90,727
Univest Corp. of Pennsylvania (d)	14,500	418,905
Valley National Bancorp	129,518	2,591,655
Vineyard National Bancorp (d)	15,384	10,307
Virginia Commerce Bancorp, Inc. (d)	30,283	159,894
VIST Financial Corp.	2,051	27,689
W Holding Co., Inc.	130,070	83,245
Washington Banking Co., Oak Harbor	4,700	43,240
Washington Trust Bancorp, Inc.	16,161	397,076
Webster Financial Corp.	50,438	1,075,338
WesBanco, Inc.	30,295	750,710
West Bancorp., Inc. (d)	13,500	163,755
West Coast Bancorp, Oregon	15,866	174,209
Westamerica Bancorp. (d)	30,229	1,547,725
Western Alliance Bancorp. (a)(d)	37,732	490,516
Whitney Holding Corp. (d)	81,558	1,765,731
Wilmington Trust Corp., Delaware (d)	65,049	1,526,700

	Shares	Value
Wilshire Bancorp, Inc.	30,000	$ 407,100
Wintrust Financial Corp. (d)	30,675	713,194
		113,377,434
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	55,072	270,954
Advanta Corp. Class B	39,251	299,485
AmeriCredit Corp. (a)(d)	115,710	1,224,212
Cardtronics, Inc.	21,500	168,130
Cash America International, Inc.	28,584	1,183,092
CompuCredit Corp. (a)(d)	50,670	262,977
Consumer Portfolio Services, Inc. (a)	11,918	25,624
Credit Acceptance Corp. (a)(d)	5,307	88,839
Dollar Financial Corp. (a)	26,308	480,910
EZCORP, Inc. (non-vtg.) Class A (a)	42,000	654,780
First Cash Financial Services, Inc. (a)	24,985	462,972
First Marblehead Corp. (d)	55,188	227,375
Nelnet, Inc. Class A	35,891	564,207
QC Holdings, Inc.	10,421	65,965
Rewards Network, Inc. (a)	22,487	113,559
Student Loan Corp.	3,846	453,482
United Panam Financial Corp. (a)	5,347	19,837
World Acceptance Corp. (a)(d)	13,975	545,305
		7,111,705
Diversified Financial Services - 0.5%
Ampal-American Israel Corp. Class A (a)(d)	4,585	21,779
Asset Acceptance Capital Corp. (d)	17,141	185,808
Asta Funding, Inc. (d)	11,285	93,440
California First National Bancorp	373	4,293
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	332,537
Financial Federal Corp.	30,000	749,100
Interactive Brokers Group, Inc. (a)(d)	47,000	1,283,100
KKR Financial Holdings LLC	115,000	1,078,700
Life Partners Holdings, Inc. (d)	6,325	183,172
MarketAxess Holdings, Inc. (a)	34,888	350,624
Marlin Business Services Corp. (a)	7,748	59,195
Medallion Financial Corp.	18,998	197,199
MicroFinancial, Inc.	5,166	22,317
MSCI, Inc. Class A	70,828	2,114,216
NCP Litigation Trust (a)	200	10
NewStar Financial, Inc. (a)(d)	37,643	331,258
PHH Corp. (a)	57,729	880,367
PICO Holdings, Inc. (a)	18,144	864,380
Portfolio Recovery Associates, Inc. (a)(d)	15,839	673,791
Primus Guaranty Ltd. (a)(d)	21,499	107,495
Resource America, Inc. Class A	15,458	190,906
The NASDAQ Stock Market, Inc. (a)	165,136	5,398,296
		15,121,983
Insurance - 7.7%
21st Century Holding Co.	8,797	59,028
Affirmative Insurance Holdings, Inc.	11,382	68,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alleghany Corp.	6,500	$ 2,080,000
Allied World Assurance Co. Holdings Ltd.	51,000	1,969,620
AMBAC Financial Group, Inc. (d)	306,346	2,193,437
Amcomp, Inc. (a)	11,074	132,888
American Equity Investment Life Holding Co.	63,625	584,714
American Financial Group, Inc.	71,953	2,052,819
American Independence Corp. (a)	3,087	20,559
American National Insurance Co.	17,513	1,671,616
American Physicians Capital, Inc.	12,727	538,352
American Physicians Service Group, Inc.	3,500	77,280
American Safety Insurance Group Ltd. (a)	9,346	135,050
Amerisafe, Inc. (a)	18,790	347,427
Amtrust Financial Services, Inc.	40,549	570,119
Arch Capital Group Ltd. (a)	57,000	3,976,320
Argo Group International Holdings, Ltd. (a)	36,478	1,371,208
Arthur J. Gallagher & Co.	96,000	2,542,080
Aspen Insurance Holdings Ltd.	75,174	2,037,215
Assured Guaranty Ltd. (d)	54,953	893,536
Axis Capital Holdings Ltd.	149,000	4,981,070
Baldwin & Lyons, Inc. Class B	12,444	265,306
Berkshire Hathaway, Inc. Class A (a)	1,080	125,927,945
Brooke Corp.	8,106	5,188
Brown & Brown, Inc.	108,309	2,200,839
CastlePoint Holdings Ltd.	47,155	533,795
Citizens, Inc. Class A (a)(d)	38,666	275,302
CNA Financial Corp.	35,859	1,005,486
CNA Surety Corp. (a)	12,254	196,922
Conseco, Inc. (a)	189,886	1,703,277
Crawford & Co. Class B (a)(d)	30,301	432,698
CRM Holdings Ltd. (a)	9,636	38,351
Darwin Professional Underwriters, Inc. (a)	10,000	316,300
Delphi Financial Group, Inc. Class A	39,220	1,052,273
Donegal Group, Inc. Class A	17,200	309,256
Eastern Insurance Holdings, Inc.	11,883	181,097
eHealth, Inc. (a)(d)	11,884	176,359
EMC Insurance Group	12,011	291,867
Employers Holdings, Inc.	50,840	883,599
Endurance Specialty Holdings Ltd.	51,346	1,674,907
Enstar Group Ltd. (a)	6,745	791,256
Erie Indemnity Co. Class A	48,343	2,235,864
Everest Re Group Ltd.	57,919	4,756,887
FBL Financial Group, Inc. Class A	15,302	351,181
Fidelity National Financial, Inc. Class A	217,887	3,056,955
First Acceptance Corp. (a)	24,679	80,947
First Mercury Financial Corp. (a)(d)	17,374	255,919
Flagstone Reinsurance Holdings Ltd.	30,365	373,490
FPIC Insurance Group, Inc. (a)	11,078	572,289
Gainsco, Inc. (a)	196	588

	Shares	Value
Greenlight Capital Re, Ltd. (a)(d)	32,843	$ 673,282
Hallmark Financial Services, Inc. (a)	12,591	116,215
Hanover Insurance Group, Inc.	47,150	2,226,895
Harleysville Group, Inc.	16,469	597,331
HCC Insurance Holdings, Inc.	113,285	2,852,516
Hilb Rogal & Hobbs Co.	36,013	1,640,392
Hilltop Holdings, Inc. (a)	54,151	563,712
Horace Mann Educators Corp.	38,802	578,150
Independence Holding Co.	5,623	73,886
Infinity Property & Casualty Corp.	16,293	757,625
Insure.com, Inc. (a)	779	2,571
Investors Title Co.	1,641	72,122
IPC Holdings Ltd.	55,628	1,761,739
Kansas City Life Insurance Co.	3,631	172,763
LandAmerica Financial Group, Inc. (d)	17,431	298,767
Markel Corp. (a)	9,965	3,687,050
Max Capital Group Ltd.	44,602	1,159,652
Meadowbrook Insurance Group, Inc.	77,171	517,046
Mercer Insurance Group, Inc.	5,069	84,145
Mercury General Corp.	36,159	1,841,939
Montpelier Re Holdings Ltd.	98,862	1,600,576
National Financial Partners Corp. (d)	36,735	740,945
National Interstate Corp.	6,658	129,365
National Security Group, Inc.	2,778	37,947
National Western Life Insurance Co. Class A	2,447	585,910
Nationwide Financial Services, Inc. Class A (sub. vtg.)	51,063	2,626,681
Navigators Group, Inc. (a)	12,804	670,930
Nymagic, Inc.	8,426	182,676
OdysseyRe Holdings Corp.	25,213	952,043
Old Republic International Corp.	246,092	2,689,786
OneBeacon Insurance Group Ltd.	29,770	637,078
PartnerRe Ltd.	54,530	3,757,662
Penn Treaty American Corp. (a)	31,965	71,602
Philadelphia Consolidated Holdings Corp. (a)	65,000	3,882,450
Phoenix Companies, Inc.	106,254	1,265,485
Platinum Underwriters Holdings Ltd.	52,605	1,901,671
PMA Capital Corp. Class A (a)	37,128	352,345
Presidential Life Corp.	31,226	562,068
ProAssurance Corp. (a)	29,046	1,565,579
Protective Life Corp.	66,883	2,427,184
Reinsurance Group of America, Inc. (d)	29,218	1,407,139
RenaissanceRe Holdings Ltd.	65,356	3,314,203
RLI Corp.	23,173	1,295,602
Safety Insurance Group, Inc.	15,866	682,238
SeaBright Insurance Holdings, Inc. (a)	28,567	346,803
Selective Insurance Group, Inc.	52,628	1,270,440
Specialty Underwriters' Alliance, Inc. (a)	14,899	78,220
StanCorp Financial Group, Inc.	52,262	2,561,361
State Auto Financial Corp.	13,588	419,462
Stewart Information Services Corp.	21,216	396,951
Syncora Holdings Ltd.	30,974	55,753
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The First American Corp.	79,938	$ 2,020,033
Tower Group, Inc.	21,338	447,031
Transatlantic Holdings, Inc.	24,046	1,445,165
Unico American Corp. (a)	2,607	21,768
United America Indemnity Ltd. Class A (a)	39,190	596,472
United Fire & Casualty Co.	21,092	627,276
Unitrin, Inc.	48,072	1,227,278
Universal Insurance Holdings, Inc.	15,000	55,950
Validus Holdings Ltd.	30,700	732,502
W.R. Berkley Corp.	157,341	3,706,954
Wesco Financial Corp.	1,262	468,202
White Mountains Insurance Group Ltd.	7,962	3,765,230
Zenith National Insurance Corp.	42,127	1,608,830
		253,117,758
Real Estate Investment Trusts - 5.1%
Acadia Realty Trust (SBI)	28,024	665,570
Agree Realty Corp.	11,217	302,074
Alesco Financial, Inc. (d)	40,369	41,984
Alexanders, Inc. (a)(d)	2,732	1,049,361
Alexandria Real Estate Equities, Inc.	31,517	3,394,696
AMB Property Corp. (SBI) (d)	99,961	4,537,230
American Campus Communities, Inc.	40,584	1,230,507
American Capital Agency Corp. (d)	9,627	182,432
American Land Lease, Inc.	4,333	96,843
Annaly Capital Management, Inc.	557,661	8,342,609
Anthracite Capital, Inc. (d)	68,320	384,642
Anworth Mortgage Asset Corp.	95,842	626,807
Arbor Realty Trust, Inc. (d)	23,691	208,718
Ashford Hospitality Trust, Inc.	142,369	646,355
Associated Estates Realty Corp.	34,225	503,108
BioMed Realty Trust, Inc.	72,425	1,939,542
Brandywine Realty Trust (SBI)	104,403	1,816,612
BRE Properties, Inc.	48,067	2,318,271
BRT Realty Trust	3,818	40,318
Camden Property Trust (SBI)	53,528	2,612,702
Capital Trust, Inc. Class A (d)	26,517	319,795
CapitalSource, Inc. (d)	220,551	2,774,532
CapLease, Inc. (d)	80,502	664,142
Capstead Mortgage Corp. (d)	57,372	673,547
Care Investment Trust, Inc.	4,587	50,365
CBL & Associates Properties, Inc.	71,018	1,540,380
CBRE Realty Finance, Inc.	27,390	49,302
Cedar Shopping Centers, Inc. (d)	56,297	737,491
Chimera Investment Corp. (d)	31,000	196,850
Cogdell Spencer, Inc.	28,912	561,471
Colonial Properties Trust (SBI) (d)	46,133	872,375
Corporate Office Properties Trust (SBI)	47,189	1,845,090
Cousins Properties, Inc.	48,140	1,203,019
Crystal River Capital, Inc. (d)	24,451	58,682
DCT Industrial Trust, Inc.	189,019	1,410,082

	Shares	Value
Deerfield Capital Corp.	44,547	$ 37,865
DiamondRock Hospitality Co.	113,317	1,043,650
Digital Realty Trust, Inc.	56,719	2,601,701
Douglas Emmett, Inc.	128,640	3,044,909
Duke Realty LP (d)	154,274	3,861,478
DuPont Fabros Technology, Inc.	37,662	661,345
EastGroup Properties, Inc.	25,900	1,151,514
Education Realty Trust, Inc.	50,625	554,850
Entertainment Properties Trust (SBI) (d)	27,677	1,502,031
Equity Lifestyle Properties, Inc.	29,657	1,473,360
Equity One, Inc.	35,230	739,478
Essex Property Trust, Inc.	24,078	2,825,553
Extra Space Storage, Inc.	89,055	1,402,616
Federal Realty Investment Trust (SBI)	60,895	4,620,713
FelCor Lodging Trust, Inc.	78,625	629,786
First Industrial Realty Trust, Inc. (d)	43,843	1,034,256
First Potomac Realty Trust	32,149	533,995
Franklin Street Properties Corp.	66,177	842,433
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	257,338
Getty Realty Corp.	17,746	371,424
Gladstone Commercial Corp.	10,600	161,544
Glimcher Realty Trust (d)	51,154	516,144
Gramercy Capital Corp. (d)	40,689	272,209
Hatteras Financial Corp.	10,549	261,088
Health Care REIT, Inc. (d)	92,962	4,821,939
Healthcare Realty Trust, Inc.	46,997	1,347,404
Hersha Hospitality Trust	83,580	605,119
Highwoods Properties, Inc. (SBI) (d)	55,515	2,013,529
Home Properties, Inc. (d)	30,716	1,620,269
Hospitality Properties Trust (SBI)	94,365	2,140,198
HRPT Properties Trust (SBI)	253,032	1,917,983
Inland Real Estate Corp.	75,407	1,134,121
Investors Real Estate Trust (d)	66,191	683,753
iStar Financial, Inc. (d)	129,061	721,451
JER Investments Trust, Inc. (d)	43,034	247,446
Kilroy Realty Corp.	30,274	1,515,214
Kite Realty Group Trust	37,057	451,725
LaSalle Hotel Properties (SBI)	49,345	1,286,424
Lexington Corporate Properties Trust	67,928	1,012,806
Liberty Property Trust (SBI) (d)	94,000	3,549,440
LTC Properties, Inc.	19,272	517,839
Mack-Cali Realty Corp.	67,459	2,726,693
Maguire Properties, Inc. (d)	48,565	549,756
Medical Properties Trust, Inc.	68,299	754,021
MFA Mortgage Investments, Inc.	209,694	1,425,919
Mid-America Apartment Communities, Inc.	26,924	1,350,508
Mission West Properties, Inc.	23,945	233,224
Monmouth Real Estate Investment Corp. Class A	9,627	69,988
National Health Investors, Inc.	25,658	839,017
National Retail Properties, Inc. (d)	69,459	1,576,025
Nationwide Health Properties, Inc. (d)	92,541	3,185,261
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp. (d)	55,833	$ 387,481
NorthStar Realty Finance Corp. (d)	60,270	430,931
Omega Healthcare Investors, Inc.	82,376	1,469,588
One Liberty Properties, Inc.	12,885	231,672
Origen Financial, Inc.	17,799	26,699
Parkway Properties, Inc.	18,071	650,014
Pennsylvania Real Estate Investment Trust (SBI)	50,247	997,403
PMC Commercial Trust	6,561	53,669
Post Properties, Inc. (d)	41,788	1,314,233
Potlatch Corp.	36,757	1,716,184
PS Business Parks, Inc.	23,174	1,247,456
RAIT Financial Trust (SBI) (d)	59,041	350,113
Ramco-Gershenson Properties Trust (SBI)	24,037	555,735
Rayonier, Inc.	89,126	4,009,779
Realty Income Corp.	103,497	2,657,803
Redwood Trust, Inc. (d)	28,992	543,600
Regency Centers Corp.	71,295	4,418,151
Resource Capital Corp. (d)	20,772	126,709
Saul Centers, Inc. (d)	12,166	556,230
Senior Housing Properties Trust (SBI) (d)	117,127	2,539,313
SL Green Realty Corp.	57,809	4,971,574
Sovran Self Storage, Inc. (d)	30,151	1,160,814
Strategic Hotel & Resorts, Inc.	76,240	702,933
Sun Communities, Inc. (d)	35,203	679,770
Sunstone Hotel Investors, Inc.	61,959	878,579
Supertel Hospitality, Inc., Maryland	13,197	61,234
Tanger Factory Outlet Centers, Inc. (d)	32,488	1,303,419
Taubman Centers, Inc.	51,107	2,480,734
The Macerich Co.	78,315	4,850,048
Transcontinental Realty Investors, Inc. (a)	1,497	19,042
U-Store-It Trust	53,157	664,463
UDR, Inc.	130,445	3,232,427
UMH Properties, Inc.	4,453	37,405
Universal Health Realty Income Trust (SBI)	14,027	514,651
Urstadt Biddle Properties, Inc.	5,274	94,932
Urstadt Biddle Properties, Inc. Class A	20,626	351,261
Ventas, Inc.	142,145	6,456,226
Washington (REIT) (SBI)	45,520	1,609,132
Weingarten Realty Investors (SBI)	78,874	2,606,786
Winthrop Realty Trust	91,228	362,175
		169,916,224
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)	1,965	15,641
Avatar Holdings, Inc. (a)(d)	6,380	202,820
Brookfield Properties Corp.	208,259	4,310,962
Consolidated-Tomoka Land Co.	7,270	300,178
Forest City Enterprises, Inc. Class A	73,370	2,110,121
Forestar Real Estate Group, Inc. (a)	39,029	786,825
FX Real Estate & Entertainment, Inc. (a)(d)	8,746	11,107
Grubb & Ellis Co.	40,464	140,410

	Shares	Value
Housevalues, Inc. (a)	9,851	$ 27,780
Jones Lang LaSalle, Inc.	33,530	1,669,794
Maui Land & Pineapple, Inc. (a)(d)	3,029	81,268
Meruelo Maddux Properties, Inc. (a)	52,210	71,528
Reis, Inc. (a)	2,805	20,701
Stratus Properties, Inc. (a)	2,986	86,684
Tejon Ranch Co. (a)(d)	15,713	537,542
The St. Joe Co. (d)	99,346	3,702,625
Thomas Properties Group, Inc.	49,960	481,115
ZipRealty, Inc. (a)	10,323	46,763
		14,603,864
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	32,172	318,181
American Bancorp of New Jersey, Inc.	20,535	217,055
Anchor BanCorp Wisconsin, Inc. (d)	18,340	140,851
Astoria Financial Corp.	81,426	1,779,158
Bank Mutual Corp.	73,206	882,132
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	92,100
BankFinancial Corp.	29,332	437,633
BankUnited Financial Corp. Class A (d)	33,017	39,290
BCSB Bancorp, Inc. (a)	2,564	28,127
Beneficial Mutual Bancorp, Inc. (a)(d)	43,658	506,433
Berkshire Bancorp, Inc.	1,110	13,875
Berkshire Hills Bancorp, Inc.	14,615	388,759
Beverly Hills Bancorp, Inc. (d)	10,000	13,700
Brookline Bancorp, Inc., Delaware	72,365	743,912
Camco Financial Corp.	7,852	83,624
Capitol Federal Financial (d)	26,341	1,151,629
Centerline Holding Co.	50,006	141,017
CFS Bancorp, Inc.	5,521	52,670
Charter Financial Corp., Georgia	8,305	116,270
Cheviot Financial Corp.	52	455
Citizens First Bancorp, Inc., Delaware	3,754	16,367
Citizens South Banking Corp., Delaware	10,510	84,080
Clifton Savings Bancorp, Inc.	8,458	93,207
Corus Bankshares, Inc. (d)	43,002	170,718
Dime Community Bancshares, Inc.	32,145	527,821
Doral Financial Corp. (a)(d)	14,606	189,148
Downey Financial Corp. (d)	18,670	40,701
ESB Financial Corp.	7,483	79,918
Farmer Mac Class C (non-vtg.)	12,702	372,169
First Clover Leaf Financial Corp.	10,566	89,811
First Defiance Financial Corp.	3,003	49,219
First Federal Bancshares of Arkansas, Inc.	3,747	28,814
First Federal Bankshares, Inc.	2,907	17,442
First Financial Holdings, Inc.	22,059	481,769
First Financial Northwest, Inc.	27,660	281,302
First Financial Service Corp.	745	14,997
First Niagara Financial Group, Inc. (d)	111,080	1,661,757
First Place Financial Corp.	18,173	184,638
FirstFed Financial Corp. (a)(d)	16,531	259,537
Flagstar Bancorp, Inc. (d)	35,396	156,804
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	25,913	$ 450,627
Franklin Bank Corp. (a)(d)	24,731	14,121
Guaranty Financial Group, Inc. (a)(d)	30,666	146,890
Harrington West Financial Group, Inc.	4,000	14,200
HMN Financial, Inc.	2,852	40,612
Home Federal Bancorp, Inc.	14,626	160,886
HopFed Bancorp, Inc.	7,731	93,468
Imperial Capital Bancorp, Inc. (d)	5,543	49,554
Indiana Community Bancorp	2,558	38,498
Jefferson Bancshares, Inc., Tennessee	5,738	53,077
Kearny Financial Corp.	20,844	289,523
Legacy Bancorp, Inc.	18,619	256,756
Lincoln Bancorp	3,496	34,680
LSB Corp.	3,904	57,584
MASSBANK Corp.	6,468	257,491
MutualFirst Financial, Inc.	2,603	27,514
NASB Financial, Inc. (d)	3,384	89,574
New England Bancshares, Inc.	7,230	70,203
New York Community Bancorp, Inc. (d)	355,949	5,869,599
NewAlliance Bancshares, Inc.	118,802	1,628,775
Northeast Community Bancorp, Inc.	8,762	88,496
Northwest Bancorp, Inc.	29,130	808,066
OceanFirst Financial Corp.	20,240	365,332
Ocwen Financial Corp. (a)(d)	28,396	197,920
Oritani Financial Corp. (a)(d)	20,875	351,953
Pamrapo Bancorp, Inc.	2,874	39,546
Parkvale Financial Corp.	2,919	64,422
People's United Financial, Inc.	185,737	3,328,407
Peoples Community Bancorp, Inc.	6,000	11,160
Provident Financial Holdings, Inc.	3,631	23,021
Provident Financial Services, Inc.	90,068	1,373,537
Provident New York Bancorp	44,295	613,043
Pulaski Financial Corp.	6,450	62,565
PVF Capital Corp.	5,643	25,337
Radian Group, Inc. (d)	91,569	350,709
Rainier Pacific Financial Group, Inc.	3,186	23,385
Riverview Bancorp, Inc.	13,156	85,646
Rockville Financial, Inc. (d)	7,892	114,197
Roma Financial Corp. (d)	13,524	205,430
Rome Bancorp, Inc.	12,337	133,240
TF Financial Corp.	1,778	38,334
TFS Financial Corp. (d)	99,035	1,210,208
The PMI Group, Inc. (d)	102,461	367,835
TierOne Corp.	17,055	96,361
Timberland Bancorp, Inc.	12,774	100,148
Tree.com, Inc. (a)	6,533	49,651
Triad Guaranty, Inc. (a)(d)	10,834	16,576
Trustco Bank Corp., New York	80,000	782,400
United Community Financial Corp., Ohio (d)	27,305	98,571
ViewPoint Financial Group	20,326	333,143

	Shares	Value
Washington Federal, Inc. (d)	88,704	$ 1,528,370
Waterstone Financial, Inc. (a)(d)	7,726	75,947
Westfield Financial, Inc.	22,393	228,856
Willow Financial Bancorp, Inc.	16,430	162,986
WSFS Financial Corp.	9,096	486,363
		35,431,883
TOTAL FINANCIALS		664,285,552
HEALTH CARE - 11.1%
Biotechnology - 3.7%
A.P. Pharma, Inc. (a)	4,452	6,544
Aastrom Biosciences, Inc. (a)	75,401	23,751
Abraxis BioScience, Inc. (a)(d)	5,874	431,739
Acadia Pharmaceuticals, Inc. (a)(d)	42,194	107,595
Acorda Therapeutics, Inc. (a)	40,423	1,137,907
ADVENTRX Pharmaceuticals, Inc. (a)	46,743	13,093
Affymax, Inc. (a)	8,252	154,642
Alexion Pharmaceuticals, Inc. (a)(d)	79,214	3,570,967
Alfacell Corp. (a)(d)	65,656	32,828
Alkermes, Inc. (a)	109,716	1,466,903
Allos Therapeutics, Inc. (a)	66,599	621,369
Alnylam Pharmaceuticals, Inc. (a)(d)	35,792	1,061,233
Alseres Pharmaceuticals, Inc. (a)	1,366	3,265
Altus Pharmaceuticals, Inc. (a)	23,918	38,030
Amicus Therapeutics, Inc. (a)	10,000	139,500
Amylin Pharmaceuticals, Inc. (a)(d)	149,367	3,283,087
Anadys Pharmaceuticals, Inc. (a)	18,763	49,534
Antigenics, Inc. (a)(d)	19,086	33,210
Arena Pharmaceuticals, Inc. (a)(d)	99,416	603,455
ARIAD Pharmaceuticals, Inc. (a)(d)	86,734	269,743
ArQule, Inc. (a)	42,103	148,203
Array Biopharma, Inc. (a)(d)	50,434	412,046
Avalon Pharmaceuticals, Inc. (a)	22,000	12,102
Avant Immunotherapeutics, Inc. (a)(d)	18,665	258,137
AVAX Technologies, Inc. (a)	4,900	319
AVI BioPharma, Inc. (a)	25,727	28,814
Avigen, Inc. (a)	22,946	93,620
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	114,401
BioMarin Pharmaceutical, Inc. (a)	106,790	3,218,651
Biosante Pharmaceuticals, Inc. (a)	21,771	112,556
BioSphere Medical, Inc. (a)	4,678	19,601
Cel-Sci Corp. (a)	5,333	3,200
Celera Corp. (a)	82,681	1,157,534
Cell Genesys, Inc. (a)	88,600	86,828
Cephalon, Inc. (a)(d)	73,177	5,606,822
Cepheid, Inc. (a)(d)	55,955	1,040,763
Cleveland Biolabs, Inc. (a)(d)	20,722	103,196
Combinatorx, Inc. (a)	22,451	70,945
Cougar Biotechnology, Inc. (a)	18,018	620,540
Critical Therapeutics, Inc. (a)	7,164	1,863
Cubist Pharmaceuticals, Inc. (a)	61,641	1,357,951
CuraGen Corp. (a)	41,352	39,698
Curis, Inc. (a)	10,011	17,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CV Therapeutics, Inc. (a)(d)	63,324	$ 727,593
Cytokinetics, Inc. (a)	61,414	319,353
Cytori Therapeutics, Inc. (a)(d)	24,014	153,449
CytRx Corp. (a)	79,740	47,844
Dendreon Corp. (a)(d)	99,179	583,173
DUSA Pharmaceuticals, Inc. (a)	9,863	16,373
Dyax Corp. (a)	58,388	280,262
Dynavax Technologies Corp. (a)(d)	21,508	35,273
Emergent BioSolutions, Inc. (a)	13,717	190,118
EntreMed, Inc. (a)	6,269	2,946
Enzon Pharmaceuticals, Inc. (a)(d)	51,498	466,057
EPIX Pharmaceuticals, Inc. (a)(d)	9,769	17,291
Exact Sciences Corp. (a)	5,146	5,506
Forticell Bioscience, Inc. (a)	2	0
Genelabs Technologies, Inc. (a)	7,653	3,520
Genentech, Inc. (a)	484,000	47,795,000
Genomic Health, Inc. (a)(d)	21,051	470,490
GenVec, Inc. (a)(d)	87,639	120,065
Geron Corp. (a)(d)	117,984	541,547
GTC Biotherapeutics, Inc. (a)	4,398	2,133
GTx, Inc. (a)(d)	24,446	432,939
Halozyme Therapeutics, Inc. (a)(d)	72,135	562,653
Hana Biosciences, Inc. (a)	18,262	9,679
Hemispherx Biopharma, Inc. (a)	93,692	60,900
Human Genome Sciences, Inc. (a)(d)	154,154	1,142,281
iBioPharma, Inc. (a)	2,198	3,517
Idenix Pharmaceuticals, Inc. (a)(d)	30,801	250,412
Idera Pharmaceuticals, Inc. (a)(d)	26,869	392,825
IDM Pharma, Inc. (a)	908	3,287
ImClone Systems, Inc. (a)(d)	62,730	4,039,812
ImmunoGen, Inc. (a)(d)	33,884	182,296
Immunomedics, Inc. (a)	65,181	140,791
Incyte Corp. (a)	116,469	1,191,478
Indevus Pharmaceuticals, Inc. (a)	81,189	178,616
Infinity Pharmaceuticals, Inc. (a)	1,801	13,273
Inhibitex, Inc. (a)	8,093	4,937
InterMune, Inc. (a)(d)	33,697	639,232
Introgen Therapeutics, Inc. (a)(d)	44,401	41,293
Isis Pharmaceuticals, Inc. (a)	91,817	1,623,325
Isolagen, Inc. (a)	33,379	44,728
Keryx Biopharmaceuticals, Inc. (a)	60,465	32,046
La Jolla Pharmaceutical Co. (a)	33,235	58,826
Lexicon Pharmaceuticals, Inc. (a)	93,125	173,213
Ligand Pharmaceuticals, Inc. Class B (a)	70,084	236,884
Lipid Sciences, Inc. (a)	6,973	2,441
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	1,099
MannKind Corp. (a)(d)	74,374	241,716
Martek Biosciences (a)(d)	34,709	1,159,628
Maxygen, Inc. (a)	38,092	187,794
Medarex, Inc. (a)	126,451	933,208
Memory Pharmaceuticals Corp. (a)	67,941	22,427

	Shares	Value
Metabasis Therapeutics, Inc. (a)	26,087	$ 39,131
Metabolix, Inc. (a)(d)	27,147	313,005
Micromet, Inc. (a)(d)	42,645	265,678
Momenta Pharmaceuticals, Inc. (a)(d)	34,332	492,321
Monogram Biosciences, Inc. (a)(d)	94,829	78,708
Myriad Genetics, Inc. (a)(d)	44,521	3,036,332
Nabi Biopharmaceuticals (a)	74,967	431,810
Neopharm, Inc. (a)	8,402	3,361
Neose Technologies, Inc. (a)	9,641	3,374
Neurocrine Biosciences, Inc. (a)	87,694	453,378
Neurogen Corp. (a)	14,550	4,365
Northfield Laboratories, Inc. (a)	29,181	14,299
Novavax, Inc. (a)(d)	42,163	116,370
NPS Pharmaceuticals, Inc. (a)	70,931	574,541
Nuvelo, Inc. (a)	36,720	18,176
Omrix Biopharmaceuticals, Inc. (a)	16,963	390,149
ONYX Pharmaceuticals, Inc. (a)(d)	56,398	2,304,986
Orchid Cellmark, Inc. (a)	20,246	66,204
OREXIGEN Therapeutics, Inc. (a)(d)	41,187	479,005
Orthologic Corp. (a)	36,394	30,571
Oscient Pharmaceuticals Corp. (a)(d)	9,344	10,652
OSI Pharmaceuticals, Inc. (a)(d)	58,904	2,974,652
Osiris Therapeutics, Inc. (a)(d)	28,553	438,574
OXiGENE, Inc. (a)(d)	27,796	36,135
Palatin Technologies, Inc. (a)	59,631	8,348
Panacos Pharmaceuticals, Inc. (a)	35,312	18,009
PDL BioPharma, Inc.	124,381	1,501,279
Peregrine Pharmaceuticals, Inc. (a)	144,570	46,262
Pharmacopeia Drug Discovery, Inc. (a)	41,636	87,436
Pharmasset, Inc. (a)(d)	14,268	301,626
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	70,886
Pro-Pharmaceuticals, Inc. (a)(d)	23,828	7,151
Progenics Pharmaceuticals, Inc. (a)(d)	24,524	336,960
Regeneron Pharmaceuticals, Inc. (a)	79,379	1,724,112
Repligen Corp. (a)	34,267	184,014
Rigel Pharmaceuticals, Inc. (a)(d)	40,346	954,586
RXi Pharmaceuticals Corp.	3,977	26,606
Sangamo Biosciences, Inc. (a)(d)	42,750	427,073
Savient Pharmaceuticals, Inc. (a)(d)	65,430	1,487,224
SciClone Pharmaceuticals, Inc. (a)	14,063	20,954
Seattle Genetics, Inc. (a)(d)	69,909	779,485
Senomyx, Inc. (a)(d)	31,175	130,935
SIGA Technologies, Inc. (a)(d)	5,146	18,783
StemCells, Inc. (a)	46,919	57,241
Sunesis Pharmaceuticals, Inc. (a)	3,400	5,372
Synta Pharmaceuticals Corp. (a)(d)	25,759	228,225
Telik, Inc. (a)	42,903	28,745
Tercica, Inc. (a)(d)	30,000	267,900
Theravance, Inc. (a)(d)	55,976	762,953
Titan Pharmaceuticals, Inc. (a)	11,415	4,566
TorreyPines Therapeutics, Inc. (a)	1,899	1,101
Trimeris, Inc. (d)	15,229	61,830
Trubion Pharmaceuticals, Inc. (a)	6,000	22,740
Unigene Laboratories, Inc. (a)	74,735	97,156
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	21,900	$ 2,324,247
Vanda Pharmaceuticals, Inc. (a)(d)	21,153	23,691
Vertex Pharmaceuticals, Inc. (a)	150,922	4,053,765
Vical, Inc. (a)	34,045	109,284
XOMA Ltd. (a)	145,384	300,945
Zymogenetics, Inc. (a)(d)	60,308	502,969
		122,919,389
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)(d)	22,041	438,395
Abiomed, Inc. (a)(d)	31,613	569,666
Accuray, Inc. (a)(d)	53,812	443,949
Advanced Medical Optics, Inc. (a)(d)	61,300	1,325,919
Align Technology, Inc. (a)(d)	62,081	809,536
Alphatec Holdings, Inc. (a)	14,930	71,515
American Medical Systems Holdings, Inc. (a)(d)	78,370	1,394,986
Analogic Corp.	15,578	1,054,631
Angiodynamics, Inc. (a)	31,277	513,881
Anika Therapeutics, Inc. (a)(d)	12,355	105,388
ArthroCare Corp. (a)(d)	26,849	688,408
Aspect Medical Systems, Inc. (a)(d)	22,382	117,058
ATS Medical, Inc. (a)	6,269	18,556
Beckman Coulter, Inc.	65,547	4,838,680
BioLase Technology, Inc. (a)	21,417	54,828
Bovie Medical Corp. (a)	18,610	135,853
BSD Medical Corp. (a)(d)	13,363	106,236
Cambridge Heart, Inc. (a)	1,200	264
Candela Corp. (a)	20,642	63,165
Cantel Medical Corp. (a)	13,163	126,233
Cardiac Science Corp. (a)	24,399	250,090
Cardica, Inc. (a)(d)	18,168	147,888
Cardiodynamics International Corp. (a)	1,977	2,708
Cardiotech International, Inc. (a)	3,688	1,807
Cerus Corp. (a)	40,324	179,845
Clarient, Inc. (a)	8,140	17,501
Clinical Data, Inc. (a)(d)	12,139	200,658
Conceptus, Inc. (a)	21,558	364,330
CONMED Corp. (a)	31,480	1,006,101
Cooper Companies, Inc.	46,877	1,726,480
Cryolife, Inc. (a)	23,279	367,343
Cutera, Inc. (a)	13,073	146,025
Cyberonics, Inc. (a)(d)	28,461	610,488
Cynosure, Inc. Class A (a)(d)	12,274	304,150
Datascope Corp.	14,755	737,750
DENTSPLY International, Inc.	151,986	5,956,331
DexCom, Inc. (a)(d)	35,375	243,380
Digirad Corp. (a)	4,978	7,865
Edwards Lifesciences Corp. (a)	55,101	3,262,530
Electro-Optical Sciences, Inc. (a)(d)	9,000	66,780
Endologix, Inc. (a)	29,516	80,284
Escalon Medical Corp. (a)	3,512	9,518

	Shares	Value
ev3, Inc. (a)	70,887	$ 865,530
Exactech, Inc. (a)	12,414	321,150
Fonar Corp. (a)	785	1,185
Gen-Probe, Inc. (a)	55,242	3,300,710
Greatbatch, Inc. (a)	31,384	766,397
Haemonetics Corp. (a)	23,414	1,468,526
Hansen Medical, Inc. (a)(d)	22,435	283,354
HealthTronics, Inc. (a)	18,929	79,880
Hill-Rom Holdings, Inc. (d)	68,900	2,062,866
Hologic, Inc. (a)(d)	269,559	5,720,042
Home Diagnostics, Inc. (a)	19,347	199,855
I-Flow Corp. (a)	39,660	389,065
ICU Medical, Inc. (a)	13,059	396,602
IDEXX Laboratories, Inc. (a)(d)	61,310	3,451,753
Immucor, Inc. (a)(d)	71,567	2,305,173
Insite Vision (a)	62,560	33,782
Insulet Corp. (a)(d)	22,878	328,071
Integra LifeSciences Holdings Corp. (a)	21,576	1,046,220
Invacare Corp.	38,562	980,632
Inverness Medical Innovations, Inc. (a)(d)	79,651	2,829,204
Iridex Corp. (a)	9,439	37,756
IRIS International, Inc. (a)	21,153	391,754
IVAX Diagnostics, Inc. (a)	7,111	4,267
Kensey Nash Corp. (a)	14,263	513,611
Kinetic Concepts, Inc. (a)(d)	52,014	1,828,812
Masimo Corp. (d)	44,468	1,777,386
Medical Action Industries, Inc. (a)	13,708	180,534
Mentor Corp. (d)	36,815	908,594
Meridian Bioscience, Inc.	39,237	1,115,116
Merit Medical Systems, Inc. (a)	32,942	637,757
Micrus Endovascular Corp. (a)(d)	16,657	209,878
Minrad International, Inc. (a)(d)	24,400	40,992
National Dentex Corp. (a)	2,508	23,726
Natus Medical, Inc. (a)	29,511	725,971
Neogen Corp. (a)	16,257	423,820
NeuroMetrix, Inc. (a)	7,830	8,848
NMT Medical, Inc. (a)	16,102	62,798
North American Scientific, Inc. (a)	786	346
Northstar Neuroscience, Inc. (a)	18,816	32,175
NuVasive, Inc. (a)(d)	38,565	1,838,008
NxStage Medical, Inc. (a)(d)	19,789	75,198
OraSure Technologies, Inc. (a)	71,145	355,014
Orthofix International NV (a)	16,028	388,519
Orthovita, Inc. (a)	43,662	133,169
Osteotech, Inc. (a)	4,011	20,978
Palomar Medical Technologies, Inc. (a)	28,352	410,253
Quidel Corp. (a)	32,548	636,313
ResMed, Inc. (a)(d)	79,863	3,737,588
Retractable Technologies, Inc. (a)	5,601	8,570
Rochester Medical Corp. (a)(d)	8,589	115,866
RTI Biologics, Inc. (a)	51,821	486,081
Sirona Dental Systems, Inc. (a)(d)	22,391	615,529
Somanetics Corp. (a)(d)	17,097	424,006
Sonic Innovations, Inc. (a)	31,910	95,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)(d)	17,507	$ 591,737
Staar Surgical Co. (a)	8,437	46,150
Stereotaxis, Inc. (a)(d)	33,454	229,829
Steris Corp.	61,693	2,268,452
SurModics, Inc. (a)(d)	15,757	614,050
Symmetry Medical, Inc. (a)	34,850	599,769
Synovis Life Technologies, Inc. (a)	14,155	310,844
The Spectranetics Corp. (a)	37,264	299,603
Theragenics Corp. (a)	45,104	151,098
Thermage, Inc. (a)	10,000	43,000
ThermoGenesis Corp. (a)	39,439	67,046
Thoratec Corp. (a)	55,076	1,467,225
TomoTherapy, Inc. (a)(d)	66,645	412,533
Trimedyne, Inc. (a)	8,608	2,152
Urologix, Inc. (a)	5,053	8,944
Utah Medical Products, Inc.	3,222	91,505
Vascular Solutions, Inc. (a)(d)	21,325	178,064
Vision Sciences, Inc. (a)	8,293	33,918
Vital Signs, Inc.	9,398	694,042
Vnus Medical Technologies, Inc. (a)	16,000	354,720
Volcano Corp. (a)	31,788	583,946
West Pharmaceutical Services, Inc.	31,870	1,555,575
Wright Medical Group, Inc. (a)	36,747	1,131,440
Young Innovations, Inc.	6,599	135,214
Zoll Medical Corp. (a)	18,824	654,510
		86,187,006
Health Care Providers & Services - 2.2%
Access Plans USA, Inc. (a)	3,930	2,555
Advocat, Inc. (a)(d)	14,148	99,460
Air Methods Corp. (a)(d)	12,127	350,106
Alliance Imaging, Inc. (a)	30,861	358,296
Allied Healthcare International, Inc. (a)	21,264	48,269
Allion Healthcare, Inc. (a)	9,407	65,002
Almost Family, Inc. (a)	7,418	335,368
Amedisys, Inc. (a)	27,561	1,466,796
America Service Group, Inc. (a)	8,584	93,051
American Dental Partners, Inc. (a)	13,941	174,263
AMERIGROUP Corp. (a)	54,040	1,398,555
AMN Healthcare Services, Inc. (a)	30,872	586,568
AmSurg Corp. (a)	36,359	985,692
Animal Health International, Inc. (a)	28,873	215,393
Apria Healthcare Group, Inc. (a)	47,127	932,172
Arcadia Resources, Inc. (a)	80,061	21,616
Assisted Living Concepts, Inc. Class A (a)	59,315	419,950
athenahealth, Inc.	22,743	733,462
Bio-Reference Laboratories, Inc. (a)	15,824	448,294
BioScrip, Inc. (a)	44,859	180,333
Brookdale Senior Living, Inc. (d)	46,474	1,024,752
Capital Senior Living Corp. (a)	24,577	193,421
CardioNet, Inc.	4,000	122,000
Centene Corp. (a)	49,604	1,120,058

	Shares	Value
Chemed Corp.	25,821	$ 1,129,411
Chindex International, Inc. (a)(d)	18,173	212,806
Community Health Systems, Inc. (a)	104,765	3,615,440
Comprehensive Care Corp. (a)	300	135
Corvel Corp. (a)	10,620	309,148
Cross Country Healthcare, Inc. (a)	31,101	487,353
Dialysis Corp. of America (a)	7,648	60,190
Emergency Medical Services Corp. Class A (a)(d)	16,600	552,448
Emeritus Corp. (a)(d)	25,335	562,944
Five Star Quality Care, Inc. (a)(d)	42,257	169,873
Genoptix, Inc.	12,018	420,630
Gentiva Health Services, Inc. (a)	33,997	946,137
Hanger Orthopedic Group, Inc. (a)	21,855	370,005
Health Grades, Inc. (a)	30,002	99,907
Health Management Associates, Inc. Class A (a)	243,048	1,412,109
Health Net, Inc. (a)	109,447	3,026,210
HealthExtras, Inc. (a)	34,078	1,110,943
HealthSouth Corp. (a)(d)	87,825	1,579,972
Healthspring, Inc. (a)	58,438	1,160,579
Healthways, Inc. (a)(d)	39,318	749,008
HearUSA, Inc. (a)	11,117	15,675
Henry Schein, Inc. (a)	99,047	5,792,269
HMS Holdings Corp. (a)	22,242	551,379
Hooper Holmes, Inc. (a)	50,431	77,159
Hythiam, Inc. (a)	35,825	77,382
Integramed America, Inc. (a)	12,500	102,125
InVentiv Health, Inc. (a)	34,152	753,735
Kindred Healthcare, Inc. (a)	30,255	935,787
Landauer, Inc.	9,969	650,577
LCA-Vision, Inc. (d)	19,294	108,818
LHC Group, Inc. (a)	16,020	466,663
LifePoint Hospitals, Inc. (a)	56,593	1,909,448
Lincare Holdings, Inc. (a)	78,452	2,588,916
Magellan Health Services, Inc. (a)	39,018	1,699,624
Medcath Corp. (a)	16,361	347,998
Medical Staffing Network Holdings, Inc. (a)	8,863	23,841
Metropolitan Health Networks, Inc. (a)	36,067	80,069
Molina Healthcare, Inc. (a)(d)	14,494	456,126
MWI Veterinary Supply, Inc. (a)	13,000	512,070
National Healthcare Corp.	8,401	417,698
National Research Corp.	1,185	37,920
NightHawk Radiology Holdings, Inc. (a)	25,612	218,470
NovaMed Eyecare, Inc. (a)(d)	33,673	150,855
Odyssey Healthcare, Inc. (a)	35,991	350,552
Omnicare, Inc.	117,558	3,791,246
Owens & Minor, Inc.	42,034	1,938,608
PDI, Inc. (a)	3,836	28,578
Pediatrix Medical Group, Inc. (a)	47,344	2,696,241
PharMerica Corp. (a)(d)	30,539	722,858
Providence Service Corp. (a)	11,318	144,984
PSS World Medical, Inc. (a)(d)	67,150	1,226,831
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychemedics Corp.	3,872	$ 59,629
Psychiatric Solutions, Inc. (a)(d)	52,660	1,987,915
RadNet, Inc. (a)(d)	41,219	256,382
RehabCare Group, Inc. (a)	22,431	411,385
ResCare, Inc. (a)	25,421	489,100
Rural/Metro Corp. (a)	20,488	39,952
Skilled Healthcare Group, Inc.	21,687	346,125
SRI/Surgical Express, Inc. (a)	2,620	10,087
Sun Healthcare Group, Inc. (a)	44,363	762,600
Sunrise Senior Living, Inc. (a)	44,166	897,895
Triple-S Management Corp. (d)	23,906	415,008
U.S. Physical Therapy, Inc. (a)	23,352	462,603
Universal American Financial Corp. (a)	48,000	632,160
Universal Health Services, Inc. Class B	46,914	2,898,347
VCA Antech, Inc. (a)(d)	85,275	2,621,354
Virtual Radiologic Corp. (d)	13,000	167,310
Wellcare Health Plans, Inc. (a)(d)	42,862	1,789,917
		72,472,951
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	17,004
Allscripts Healthcare Solutions, Inc. (a)(d)	63,626	912,397
AMICAS, Inc. (a)	31,224	91,486
Arrhythmia Research Technology, Inc. (a)	7,380	36,974
Cash Technologies, Inc. (a)	2,900	725
Cerner Corp. (a)(d)	65,020	2,994,171
Computer Programs & Systems, Inc.	17,274	468,644
Eclipsys Corp. (a)(d)	50,983	1,137,431
Emageon, Inc. (a)	18,876	45,491
HealthAxis, Inc. (a)	190	76
HealthStream, Inc. (a)	6,041	17,338
HLTH Corp. (a)	199,212	2,480,189
iCAD, Inc. (a)	48,360	206,981
MedAssets, Inc.	32,205	572,605
Mediware Information Systems, Inc. (a)	1,310	7,742
Merge Healthcare, Inc.	50,544	63,685
Omnicell, Inc. (a)	33,763	518,262
Phase Forward, Inc. (a)	41,634	804,369
Quadramed Corp. (a)	7,152	64,296
Transcend Services, Inc. (a)	14,000	178,220
Vital Images, Inc. (a)	24,037	377,381
		10,995,467
Life Sciences Tools & Services - 1.3%
Accelrys, Inc. (a)	29,292	150,268
Affymetrix, Inc. (a)(d)	72,092	618,549
Albany Molecular Research, Inc. (a)	29,143	507,962
AMAG Pharmaceuticals, Inc. (a)(d)	20,475	792,178
Arrowhead Research Corp. (a)	22,957	40,175
Bio-Imaging Technologies, Inc. (a)	2,110	16,690
Bio-Rad Laboratories, Inc. Class A (a)	19,560	2,104,656
Bioanalytical Systems, Inc. (a)	4,772	23,192

	Shares	Value
Biodelivery Sciences International, Inc. (a)	20,000	$ 77,000
Bruker BioSciences Corp. (a)	60,406	932,669
Caliper Life Sciences, Inc. (a)	28,993	86,689
Cambrex Corp. (a)	43,404	282,560
Charles River Laboratories International, Inc. (a)	68,881	4,519,282
Covance, Inc. (a)	64,545	6,089,175
Cryo-Cell International, Inc. (a)	6,550	4,389
Dionex Corp. (a)	21,964	1,431,833
Encorium Group, Inc. (a)	7,298	11,166
Enzo Biochem, Inc. (a)(d)	38,087	493,227
eResearchTechnology, Inc. (a)	43,611	588,312
Exelixis, Inc. (a)(d)	109,028	620,369
Harvard Bioscience, Inc. (a)	8,617	39,466
Illumina, Inc. (a)(d)	60,029	5,170,298
Interleukin Genetics, Inc. (a)	6,973	6,973
Invitrogen Corp. (a)(d)	91,037	3,865,431
Kendle International, Inc. (a)	13,470	666,092
Luminex Corp. (a)	41,189	1,049,908
Medivation, Inc. (a)(d)	31,145	772,085
Medtox Scientific, Inc. (a)	8,211	143,528
Nektar Therapeutics (a)(d)	106,738	423,750
PAREXEL International Corp. (a)	56,170	1,784,521
Pharmaceutical Product Development, Inc.	111,800	4,561,440
PharmaNet Development Group, Inc. (a)	19,840	517,824
Sequenom, Inc. (a)(d)	42,290	961,252
Strategic Diagnostics, Inc. (a)	3,743	9,021
Techne Corp. (a)	41,780	3,224,163
Varian, Inc. (a)	29,337	1,458,342
		44,044,435
Pharmaceuticals - 0.9%
Acusphere, Inc. (a)	1,403	605
Adolor Corp. (a)	74,840	243,978
Akorn, Inc. (a)(d)	56,621	274,612
Alexza Pharmaceuticals, Inc. (a)(d)	30,076	159,704
Alpharma, Inc. Class A (a)(d)	44,734	1,597,004
Anesiva, Inc. (a)	1,142	2,501
APP Pharmaceuticals, Inc. (a)(d)	23,499	556,221
Atherogenics, Inc. (a)(d)	26,187	17,022
Auxilium Pharmaceuticals, Inc. (a)(d)	38,558	1,515,715
AVANIR Pharmaceuticals Class A (a)	14,261	12,564
Biodel, Inc. (a)(d)	19,000	339,530
BioMimetic Therapeutics, Inc. (a)(d)	18,723	215,689
Cadence Pharmaceuticals, Inc. (a)(d)	36,197	358,712
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	325,606
Columbia Laboratories, Inc. (a)(d)	71,340	260,391
Corcept Therapeutics, Inc. (a)	7,957	14,800
CPEX Pharmaceuticals, Inc. (a)	2,342	38,666
Cypress Bioscience, Inc. (a)	51,091	350,484
DepoMed, Inc. (a)	68,230	298,165
Discovery Laboratories, Inc. (a)	101,338	202,676
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)(d)	73,527	$ 389,693
Emisphere Technologies, Inc. (a)	22,624	82,578
Endo Pharmaceuticals Holdings, Inc. (a)	132,514	3,010,718
Heska Corp. (a)	20,430	19,613
Hi-Tech Pharmacal Co., Inc. (a)	9,053	84,827
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	11,358
Immtech Pharmaceuticals, Inc. (a)	2,377	1,593
Inspire Pharmaceuticals, Inc. (a)	46,517	209,327
Ista Pharmaceuticals, Inc. (a)	7,132	12,838
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	101,034
KV Pharmaceutical Co. Class A (a)(d)	41,227	929,669
Matrixx Initiatives, Inc. (a)	11,209	198,623
MDRNA, Inc. (a)	27,713	21,062
Medicines Co. (a)	58,885	1,434,439
Medicis Pharmaceutical Corp. Class A	58,576	1,213,109
MiddleBrook Pharmaceuticals, Inc. (a)(d)	56,776	118,094
NitroMed, Inc. (a)	19,202	15,362
Noven Pharmaceuticals, Inc. (a)	33,333	411,663
Nutrition 21, Inc. (a)(d)	16,280	7,163
Obagi Medical Products, Inc. (a)	17,005	164,098
Pain Therapeutics, Inc. (a)(d)	34,510	322,669
Par Pharmaceutical Companies, Inc. (a)	32,153	457,859
Penwest Pharmaceuticals Co. (a)(d)	18,669	68,889
Perrigo Co.	85,379	2,987,411
Pozen, Inc. (a)(d)	22,220	255,974
Questcor Pharmaceuticals, Inc. (a)	47,623	260,022
Repros Therapeutics, Inc. (a)(d)	15,715	130,906
Salix Pharmaceuticals Ltd. (a)(d)	45,480	309,264
Santarus, Inc. (a)(d)	45,220	105,815
Sciele Pharma, Inc. (d)	37,630	725,130
SCOLR Pharma, Inc. (a)	17,200	17,544
Sepracor, Inc. (a)(d)	113,792	2,093,773
Somaxon Pharmaceuticals, Inc. (a)(d)	7,756	35,988
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	99,161
Sucampo Pharmaceuticals, Inc. Class A (d)	7,000	66,500
SuperGen, Inc. (a)(d)	50,317	84,029
Valeant Pharmaceuticals International (a)(d)	83,751	1,533,481
ViroPharma, Inc. (a)(d)	77,129	1,129,940
Vivus, Inc. (a)	76,859	649,459
Warner Chilcott Ltd. (a)	89,148	1,426,368
XenoPort, Inc. (a)	22,723	1,109,564
Zila, Inc. (a)	11,602	3,829
		29,095,081
TOTAL HEALTH CARE		365,714,329
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)(d)	38,238	606,837

	Shares	Value
AeroVironment, Inc. (a)	15,521	$ 519,333
Alabama Aircraft Industries, Inc. (a)	664	1,155
Alliant Techsystems, Inc. (a)	35,892	3,776,915
American Science & Engineering, Inc.	9,514	635,535
Applied Energetics, Inc. (a)(d)	50,433	72,624
Applied Signal Technology, Inc.	17,972	297,437
Argon ST, Inc. (a)	20,181	503,920
Ascent Solar Technologies, Inc. (a)(d)	22,936	210,094
Astronics Corp. (a)	8,502	206,514
Axsys Technologies, Inc. (a)	11,318	768,832
BE Aerospace, Inc. (a)	95,018	2,275,681
Breeze Industrial Products Corp. (a)	9,000	95,580
Ceradyne, Inc. (a)	26,376	1,188,503
CPI Aerostructures, Inc. (a)	1,677	13,500
Cubic Corp.	19,229	532,451
Curtiss-Wright Corp.	45,599	2,456,418
DRS Technologies, Inc.	43,023	3,425,491
Ducommun, Inc.	10,449	276,585
DynCorp International, Inc. Class A (a)	24,151	381,344
Esterline Technologies Corp. (a)	29,079	1,642,673
GenCorp, Inc. (non-vtg.) (a)(d)	61,833	482,916
Heico Corp. Class A	19,833	571,190
Herley Industries, Inc. (a)	16,228	311,578
Hexcel Corp. (a)	93,511	1,943,159
Innovative Solutions & Support, Inc. (a)	8,701	52,119
Kratos Defense & Security Solutions, Inc. (a)	21,324	43,288
Ladish Co., Inc. (a)(d)	14,096	375,799
LMI Aerospace, Inc. (a)	12,245	288,860
Moog, Inc. Class A (a)	46,409	2,199,787
Orbital Sciences Corp. (a)	60,365	1,596,051
Spirit AeroSystems Holdings, Inc. Class A (a)	104,190	2,375,532
Stanley, Inc. (a)	13,971	475,852
Sypris Solutions, Inc.	8,306	18,689
Taser International, Inc. (a)(d)	59,232	385,008
Teledyne Technologies, Inc. (a)	31,810	1,982,717
The Allied Defense Group, Inc. (a)	7,168	51,251
Todd Shipyards Corp.	6,043	90,162
TransDigm Group, Inc. (a)	25,983	975,921
Triumph Group, Inc.	17,945	982,309
TVI Corp. (a)	29,926	6,284
		35,095,894
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	81,232
Atlas Air Worldwide Holdings, Inc. (a)	15,089	871,239
Dynamex, Inc. (a)	16,027	472,476
Forward Air Corp.	37,345	1,317,905
Hub Group, Inc. Class A (a)	36,585	1,461,205
Pacer International, Inc.	38,096	803,064
Park-Ohio Holdings Corp. (a)	8,657	168,898
UTI Worldwide, Inc.	88,517	1,779,192
		6,955,211
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.5%
AirTran Holdings, Inc. (a)	131,541	$ 315,698
Alaska Air Group, Inc. (a)(d)	41,257	866,810
Allegiant Travel Co. (a)	14,299	443,412
AMR Corp. (a)	263,814	2,725,199
Continental Airlines, Inc. Class B (a)(d)	112,161	1,822,616
Delta Air Lines, Inc. (a)	298,819	2,429,398
ExpressJet Holdings, Inc. Class A (a)	34,207	6,841
Hawaiian Holdings, Inc. (a)	42,525	384,001
JetBlue Airways Corp. (a)	187,493	1,138,083
Mesa Air Group, Inc. (a)	31,372	14,117
Northwest Airlines Corp. (a)	243,008	2,376,618
Pinnacle Airlines Corp. (a)	20,690	98,484
Republic Airways Holdings, Inc. (a)	35,185	303,998
SkyWest, Inc.	61,605	1,052,829
UAL Corp. (d)	137,137	1,523,592
US Airways Group, Inc. (a)	112,161	952,247
		16,453,943
Building Products - 0.4%
Aaon, Inc.	23,521	502,409
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	5,568
American Woodmark Corp. (d)	10,570	251,143
Ameron International Corp.	8,607	1,005,814
Apogee Enterprises, Inc.	31,197	623,940
Armstrong World Industries, Inc.	20,296	757,244
Builders FirstSource, Inc. (a)(d)	13,109	66,463
Gibraltar Industries, Inc.	35,039	753,689
Griffon Corp. (a)(d)	37,844	463,589
Insteel Industries, Inc.	17,667	302,106
Lennox International, Inc.	56,770	2,100,490
NCI Building Systems, Inc. (a)	19,180	734,210
Owens Corning (a)	85,968	2,079,566
PGT, Inc. (a)	12,470	63,597
Quanex Building Products Corp.	34,776	572,413
Simpson Manufacturing Co. Ltd. (d)	39,297	1,092,457
Trex Co., Inc. (a)(d)	23,394	433,959
Universal Forest Products, Inc. (d)	18,247	599,414
US Home Systems, Inc. (a)	9,441	37,670
USG Corp. (a)	73,191	2,031,782
		14,477,523
Commercial Services & Supplies - 3.0%
A.T. Cross Co. Class A (a)	7,939	56,684
ABM Industries, Inc.	47,282	1,242,571
ACCO Brands Corp. (a)	50,484	428,609
Administaff, Inc.	23,121	633,515
Advisory Board Co. (a)(d)	18,577	574,215
American Ecology Corp. (d)	21,967	713,049
American Reprographics Co. (a)	34,197	605,629
Amrep Corp. (d)	2,187	118,098
APAC Customer Services, Inc. (a)	13,380	29,971

	Shares	Value
Barrett Business Services, Inc.	6,200	$ 89,900
Bowne & Co., Inc.	31,996	387,152
Casella Waste Systems, Inc. Class A (a)	29,398	391,287
CBIZ, Inc. (a)	60,148	511,258
CDI Corp.	10,663	267,641
CECO Environmental Corp. (a)	10,861	51,698
Cenveo, Inc. (a)	45,733	474,251
ChoicePoint, Inc. (a)	72,864	3,545,562
Clean Harbors, Inc. (a)	22,376	1,815,589
Comfort Systems USA, Inc.	42,341	645,277
Competitive Technologies, Inc. (a)	3,836	9,590
Comsys IT Partners, Inc. (a)	21,618	255,957
Consolidated Graphics, Inc. (a)	11,385	442,535
Copart, Inc. (a)	65,722	2,892,425
Cornell Companies, Inc. (a)	14,736	399,788
Corporate Executive Board Co.	38,407	1,398,015
Corrections Corp. of America (a)	129,606	3,447,520
CoStar Group, Inc. (a)(d)	20,150	1,064,122
Courier Corp.	12,569	268,977
Covanta Holding Corp. (a)	124,423	3,461,448
CRA International, Inc. (a)	12,297	490,527
Deluxe Corp.	48,605	802,469
Diamond Management & Technology Consultants, Inc.	25,988	155,408
Document Security Systems, Inc. (a)(d)	9,753	48,277
Duff & Phelps Corp. Class A	17,945	369,488
Dun & Bradstreet Corp.	58,645	5,393,581
EnergySolutions, Inc.	34,660	640,170
Ennis, Inc.	31,555	520,973
Exponent, Inc. (a)	15,355	472,320
First Advantage Corp. Class A (a)	15,252	255,166
Food Technology Service, Inc. (a)	6,071	14,388
FTI Consulting, Inc. (a)(d)	50,028	3,672,055
Fuel Tech, Inc. (a)(d)	17,173	314,953
G&K Services, Inc. Class A	19,453	670,934
GeoEye, Inc. (a)	20,442	505,940
GP Strategies Corp. (a)	14,690	134,120
Healthcare Services Group, Inc.	43,324	843,952
Heidrick & Struggles International, Inc. (d)	16,722	507,680
Herman Miller, Inc.	59,512	1,674,668
Hill International, Inc. (a)	31,475	605,894
HNI Corp. (d)	34,454	797,266
Hudson Highland Group, Inc. (a)	28,033	258,184
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)(d)	20,333	1,311,072
ICF International, Inc. (a)	9,874	182,373
ICT Group, Inc. (a)	7,987	64,695
IKON Office Solutions, Inc.	76,988	1,332,662
InnerWorkings, Inc. (a)(d)	29,905	354,673
Innotrac Corp. (a)	3,181	11,770
Interface, Inc. Class A	56,518	744,342
Intersections, Inc. (a)	3,842	41,225
Iron Mountain, Inc. (a)(d)	186,000	5,377,260
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kaiser Ventures LLC Class A (a)	100	$ 0
Kelly Services, Inc. Class A (non-vtg.)	39,594	765,748
Kforce, Inc. (a)	42,225	450,963
Kimball International, Inc. Class B	40,994	431,667
Knoll, Inc.	51,127	842,062
Korn/Ferry International (a)	50,788	903,011
LECG Corp. (a)	28,005	228,241
M&F Worldwide Corp. (a)	13,753	605,407
Manpower, Inc.	84,751	4,073,133
McGrath RentCorp.	22,234	633,669
Metalico, Inc. (a)(d)	33,538	431,969
Mine Safety Appliances Co. (d)	26,004	944,725
Mobile Mini, Inc. (a)(d)	32,900	703,402
MPS Group, Inc. (a)	95,492	1,100,068
Multi-Color Corp.	14,502	338,477
Navigant Consulting, Inc. (a)	45,819	793,127
North American Galvanizing & Coatings, Inc. (a)	13,000	133,120
Odyssey Marine Exploration, Inc. (a)(d)	41,200	205,588
On Assignment, Inc. (a)	54,114	511,377
PeopleSupport, Inc. (a)	22,685	275,623
Perma-Fix Environmental Services, Inc. (a)	8,161	20,403
PRG-Schultz International, Inc. (a)	19,296	227,500
Protection One, Inc. (a)(d)	2,194	15,577
RCM Technologies, Inc. (a)	14,333	38,842
Republic Services, Inc.	167,462	5,504,476
Resources Connection, Inc.	48,181	1,165,017
Rollins, Inc.	47,506	844,182
Schawk, Inc. Class A	8,849	139,460
School Specialty, Inc. (a)	19,272	587,796
Spherion Corp. (a)	59,543	308,433
Spherix, Inc. (a)	5,297	3,231
Standard Parking Corp. (a)	7,744	169,052
Standard Register Co.	23,184	262,443
Steelcase, Inc. Class A	82,408	914,729
Stericycle, Inc. (a)	88,500	5,248,050
Superior Uniform Group, Inc.	4,343	44,993
Sykes Enterprises, Inc. (a)	35,265	710,237
Team, Inc. (a)	18,690	712,276
Tetra Tech, Inc. (a)	58,266	1,665,242
The Brink's Co.	43,454	3,032,220
The Geo Group, Inc. (a)	53,959	1,194,113
TRC Companies, Inc. (a)	3,649	12,881
TrueBlue, Inc. (a)	41,139	682,496
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	27,725	1,374,606
UTEK Corp. (a)(d)	10,333	105,913
Viad Corp.	21,193	662,917
Virco Manufacturing Co.	4,818	21,006
Volt Information Sciences, Inc. (a)	18,549	260,057

	Shares	Value
VSE Corp.	2,868	$ 105,170
Waste Connections, Inc. (a)	64,678	2,348,458
Waterlink, Inc. (a)	13,000	1
Watson Wyatt Worldwide, Inc. Class A	45,000	2,636,550
WCA Waste Corp. (a)	14,127	70,635
Westaff, Inc. (a)	6,445	5,092
		100,256,249
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	73,079	2,335,605
Dycom Industries, Inc. (a)	41,110	658,993
EMCOR Group, Inc. (a)	67,507	2,299,963
Foster Wheeler Ltd. (a)	149,552	7,431,239
Furmanite Corp. (a)	33,501	398,997
Granite Construction, Inc. (d)	35,219	1,291,833
Great Lakes Dredge & Dock Corp.	43,369	324,834
Insituform Technologies, Inc. Class A (a)(d)	33,807	620,697
Integrated Electrical Services, Inc. (a)	10,323	221,015
KBR, Inc.	171,539	4,211,282
Layne Christensen Co. (a)	19,385	1,063,849
MasTec, Inc. (a)	45,917	648,348
Michael Baker Corp. (a)	6,664	230,708
Northwest Pipe Co. (a)(d)	8,811	510,421
Orion Marine Group, Inc. (a)	24,458	317,709
Perini Corp. (a)	24,626	657,760
Pike Electric Corp. (a)	16,493	310,893
Quanta Services, Inc. (a)	180,321	5,759,453
Shaw Group, Inc. (a)	83,778	4,150,362
Sterling Construction Co., Inc. (a)	13,692	252,617
URS Corp. (a)	89,371	4,286,233
		37,982,811
Electrical Equipment - 2.0%
A.O. Smith Corp.	25,782	1,061,445
Active Power, Inc. (a)	42,574	32,356
Acuity Brands, Inc.	43,138	1,876,934
Advanced Battery Technologies, Inc. (a)(d)	30,270	115,631
Allied Motion Technologies, Inc. (a)	3,555	18,522
American Superconductor Corp. (a)(d)	40,221	988,230
AMETEK, Inc.	109,000	5,290,860
AML Communications, Inc. (a)	4,959	5,306
AZZ, Inc. (a)	14,388	625,159
Baldor Electric Co.	47,828	1,704,590
Beacon Power Corp. (a)(d)	103,037	145,282
Belden, Inc.	44,401	1,631,293
Brady Corp. Class A	49,375	1,812,556
BTU International, Inc. (a)	5,333	52,210
C&D Technologies, Inc. (a)(d)	41,016	315,413
Capstone Turbine Corp. (a)(d)	164,367	447,078
Chase Corp.	10,862	187,913
Coleman Cable, Inc. (a)(d)	9,142	107,419
Daystar Technologies, Inc. (a)(d)	55,291	190,754
Digital Power Corp. (a)	4,959	4,463
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Encore Wire Corp. (d)	16,325	$ 311,318
Ener1, Inc. (a)(d)	36,719	273,924
Energy Conversion Devices, Inc. (a)	42,920	3,226,296
Energy Focus, Inc. (a)	9,000	22,230
EnerSys (a)(d)	42,456	1,193,863
Evergreen Solar, Inc. (a)(d)	110,354	1,040,638
EXX, Inc. Class A (a)	3,975	11,528
First Solar, Inc. (a)	46,204	12,782,337
Franklin Electric Co., Inc. (d)	21,966	951,128
FuelCell Energy, Inc. (a)(d)	76,681	532,166
General Cable Corp. (a)	53,133	2,615,206
GrafTech International Ltd. (a)	103,329	2,099,645
GT Solar International, Inc.	32,702	412,045
Hoku Scientific, Inc. (a)(d)	35,507	213,752
Hubbell, Inc. Class B	57,649	2,508,308
II-VI, Inc. (a)	24,899	1,093,315
LaBarge, Inc. (a)	7,052	104,158
LSI Industries, Inc.	22,573	194,805
MagneTek, Inc. (a)	24,905	114,563
Medis Technologies Ltd. (a)(d)	30,558	95,647
Microfield Group, Inc. (a)	20,770	8,931
Microvision, Inc. (a)(d)	92,242	239,829
Plug Power, Inc. (a)	99,558	269,802
Polypore International, Inc. (a)	20,844	571,751
Powell Industries, Inc. (a)	8,427	372,305
Power-One, Inc. (a)(d)	77,604	174,609
PowerSecure International, Inc. (a)(d)	19,994	161,552
Preformed Line Products Co.	2,387	130,664
Regal-Beloit Corp.	33,000	1,549,350
Roper Industries, Inc.	92,362	5,456,747
Satcon Technology Corp. (a)(d)	5,988	13,533
Spire Corp. (a)	200	2,224
Sunpower Corp. Class A (a)(d)	39,397	3,843,177
Technology Research Corp.	3,139	7,377
Thomas & Betts Corp. (a)	60,665	2,795,443
Ultralife Corp. (a)	14,770	170,889
Universal Security Instruments, Inc. (a)	4,000	25,320
UQM Technologies, Inc. (a)	9,558	21,983
Valence Technology, Inc. (a)(d)	60,894	218,609
Vicor Corp.	24,837	250,109
Woodward Governor Co.	60,000	2,779,800
		65,474,290
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	64,489	2,088,799
McDermott International, Inc. (a)	239,081	8,303,283
Otter Tail Corp. (d)	26,844	1,065,975
Raven Industries, Inc.	17,290	782,027
Seaboard Corp. (d)	345	447,465
Standex International Corp.	18,917	472,925
Teleflex, Inc.	40,688	2,627,224

	Shares	Value
Tredegar Corp.	32,239	$ 638,332
United Capital Corp. (a)	2,068	51,245
		16,477,275
Machinery - 3.6%
3D Systems Corp. (a)(d)	19,147	233,976
Accuride Corp. (a)	25,655	37,456
Actuant Corp. Class A	61,101	1,927,737
AGCO Corp. (a)	96,000	5,916,480
Alamo Group, Inc.	9,165	191,823
Albany International Corp. Class A	28,158	863,606
Altra Holdings, Inc. (a)	31,400	564,886
American Railcar Industries, Inc. (d)	10,875	176,284
Ampco-Pittsburgh Corp.	11,263	489,265
Astec Industries, Inc. (a)	16,319	561,374
Badger Meter, Inc.	15,000	690,600
Baldwin Technology Co., Inc. Class A (a)	3,555	11,234
Barnes Group, Inc.	42,377	1,022,133
Basin Water, Inc. (a)(d)	20,625	36,094
Blount International, Inc. (a)	43,706	551,570
Briggs & Stratton Corp. (d)	58,375	875,625
Bucyrus International, Inc. Class A	76,500	5,343,525
Cascade Corp.	10,800	560,304
Chart Industries, Inc. (a)	28,453	1,313,960
CIRCOR International, Inc.	16,789	1,011,705
CLARCOR, Inc.	49,508	1,976,854
Colfax Corp.	17,500	430,325
Columbus McKinnon Corp. (NY Shares) (a)	17,143	467,832
Commercial Vehicle Group, Inc. (a)	23,576	241,418
Crane Co.	55,730	2,046,406
Donaldson Co., Inc.	73,813	3,241,129
Dynamic Materials Corp. (d)	11,531	354,809
Eastern Co.	7,453	109,186
Energy Recovery, Inc. (d)	12,743	114,814
EnPro Industries, Inc. (a)	20,407	860,155
ESCO Technologies, Inc. (a)(d)	26,210	1,247,858
Federal Signal Corp.	53,998	865,588
Flanders Corp. (a)(d)	10,793	75,659
Flow International Corp. (a)	49,040	332,982
Flowserve Corp.	58,937	7,786,756
Force Protection, Inc. (a)(d)	60,924	242,478
FreightCar America, Inc. (d)	14,535	537,359
Gardner Denver, Inc. (a)	52,000	2,347,280
Gehl Co. (a)(d)	12,189	183,688
Gorman-Rupp Co.	18,366	738,864
Graco, Inc.	68,251	2,603,776
Graham Corp.	5,047	471,390
Greenbrier Companies, Inc.	15,064	302,033
Hardinge, Inc.	9,527	153,766
Harsco Corp.	90,660	4,772,342
Hirsch International Corp. Class A (a)	2,100	2,520
Hurco Companies, Inc. (a)	6,978	226,297
IDEX Corp.	84,000	3,113,880
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
John Bean Technologies Corp. (a)	28,098	$ 365,274
Joy Global, Inc.	113,220	8,043,149
K-Tron International, Inc. (a)(d)	3,234	481,187
Kadant, Inc. (a)	16,324	382,798
Kaydon Corp.	27,179	1,514,686
Kennametal, Inc.	79,358	2,795,782
Key Technology, Inc. (a)	5,197	148,426
L.B. Foster Co. Class A (a)	12,118	467,270
Lincoln Electric Holdings, Inc.	44,044	3,557,434
Lindsay Corp. (d)	11,015	902,239
Lydall, Inc. (a)	19,210	224,565
Met-Pro Corp.	23,574	343,709
MFRI, Inc. (a)	7,618	85,855
Middleby Corp. (a)(d)	16,424	876,385
Miller Industries, Inc. (a)	8,914	74,610
Mueller Industries, Inc.	44,323	1,243,260
Mueller Water Products, Inc. Class B	116,137	1,205,502
NACCO Industries, Inc. Class A	7,254	852,635
Navistar International Corp. (a)	64,969	3,605,780
NN, Inc.	18,519	304,082
Nordson Corp.	31,000	1,662,530
Omega Flex, Inc.	3,426	73,830
Oshkosh Co.	80,538	1,241,896
Paragon Technologies, Inc. (a)	1,565	8,921
Pentair, Inc.	105,000	3,858,750
PMFG, Inc. (a)	13,162	352,215
Portec Rail Products, Inc.	5,406	59,250
RBC Bearings, Inc. (a)	22,455	896,853
Robbins & Myers, Inc.	25,382	1,138,383
Sauer-Danfoss, Inc.	10,641	348,706
SPX Corp.	53,618	6,393,947
Sun Hydraulics Corp. (d)	15,960	528,116
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	468,871
Tennant Co.	17,405	542,166
The L.S. Starrett Co. Class A	5,190	136,186
Thermadyne Holdings Corp. (a)	12,828	288,630
Timken Co.	82,569	2,668,630
Titan International, Inc. (d)	34,263	916,193
Titan Machinery, Inc. (d)	13,509	351,504
Toro Co. (d)	36,128	1,476,551
TriMas Corp. (a)	13,518	104,494
Trinity Industries, Inc. (d)	86,974	3,129,325
TurboChef Technologies, Inc. (a)	22,172	135,249
Twin Disc, Inc.	12,210	224,298
Valmont Industries, Inc. (d)	19,182	2,047,487
Wabash National Corp. (d)	46,716	405,962
Wabtec Corp.	51,303	3,030,468
Watts Water Technologies, Inc. Class A	31,936	907,940
Xerium Technologies, Inc.	21,467	165,511
		119,264,571

	Shares	Value
Marine - 0.3%
Alexander & Baldwin, Inc.	42,475	$ 1,899,907
American Commercial Lines, Inc. (a)(d)	48,129	592,468
Eagle Bulk Shipping, Inc. (d)	53,729	1,422,207
Excel Maritime Carriers Ltd. (d)	36,571	1,305,219
Genco Shipping & Trading Ltd. (d)	31,121	1,952,532
Horizon Lines, Inc. Class A	32,349	419,890
International Shipholding Corp. (a)	4,464	90,396
Kirby Corp. (a)(d)	58,483	2,677,937
OceanFreight, Inc. (d)	19,019	362,692
TBS International Ltd. Class A (a)(d)	13,512	390,632
		11,113,880
Road & Rail - 0.8%
AMERCO (a)(d)	7,255	302,388
Arkansas Best Corp. (d)	21,525	745,196
Avis Budget Group, Inc. (a)	133,756	1,019,221
Celadon Group, Inc. (a)	27,289	351,209
Con-way, Inc.	42,610	2,092,151
Covenant Transport Group, Inc. Class A (a)	4,491	19,715
Dollar Thrifty Automotive Group, Inc. (a)(d)	20,712	96,311
Frozen Food Express Industries, Inc.	4,026	24,357
Genesee & Wyoming, Inc. Class A (a)	38,427	1,652,745
Heartland Express, Inc.	66,575	1,099,819
Hertz Global Holdings, Inc. (a)	130,213	1,238,326
J.B. Hunt Transport Services, Inc.	112,676	4,107,040
Kansas City Southern (a)	74,597	3,836,524
Knight Transportation, Inc.	56,808	1,016,295
Landstar System, Inc.	53,189	2,607,325
Marten Transport Ltd. (a)	18,360	366,098
Old Dominion Freight Lines, Inc. (a)(d)	30,609	1,018,361
P.A.M. Transportation Services, Inc. (a)	12,026	177,143
Patriot Transportation Holding, Inc. (a)	534	42,223
Quality Distribution, Inc. (a)	6,526	29,367
Saia, Inc. (a)	23,699	456,917
Universal Truckload Services, Inc. (a)	5,000	123,150
USA Truck, Inc. (a)	4,594	84,530
Werner Enterprises, Inc. (d)	50,060	1,141,869
YRC Worldwide, Inc. (a)(d)	61,226	1,108,191
		24,756,471
Trading Companies & Distributors - 0.7%
Aceto Corp.	25,271	215,814
Aircastle Ltd. (d)	42,316	561,533
Applied Industrial Technologies, Inc.	42,000	1,222,620
Beacon Roofing Supply, Inc. (a)	57,192	931,086
BlueLinx Corp. (d)	14,464	104,285
Building Materials Holding Corp. (d)	25,698	31,095
DXP Enterprises, Inc. (a)(d)	5,096	300,919
Empire Resources, Inc.	3,903	13,661
Fastenal Co. (d)	144,582	7,508,143
GATX Corp.	40,734	1,785,371
H&E Equipment Services, Inc. (a)(d)	22,445	316,699
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	23,346	$ 393,614
Huttig Building Products, Inc. (a)	6,924	15,025
Interline Brands, Inc. (a)	45,062	723,245
Kaman Corp. (d)	29,288	883,033
Lawson Products, Inc.	2,516	75,782
MSC Industrial Direct Co., Inc. Class A (d)	43,933	2,237,508
RSC Holdings, Inc. (a)(d)	51,463	522,864
Rush Enterprises, Inc. Class A (a)	37,813	498,753
TAL International Group, Inc.	21,941	539,310
Textainer Group Holdings Ltd.	17,000	305,660
United Rentals, Inc. (d)	51,570	834,918
Watsco, Inc. (d)	25,090	1,284,357
WESCO International, Inc. (a)	40,932	1,573,426
Willis Lease Finance Corp. (a)	2,246	27,805
		22,906,526
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	184,156
Macquarie Infrastructure Co. LLC	54,411	1,129,028
Quixote Corp.	10,799	85,312
		1,398,496
TOTAL INDUSTRIALS		472,613,140
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.6%
3Com Corp. (a)	367,515	779,132
Acme Packet, Inc. (a)(d)	38,829	248,117
ADC Telecommunications, Inc. (a)(d)	136,434	1,398,449
Adtran, Inc.	60,439	1,378,009
Airspan Networks, Inc. (a)	55,386	26,031
Airvana, Inc. (a)	28,000	142,520
Alliance Fiber Optic Products, Inc. (a)	23,499	31,254
AltiGen Communications, Inc. (a)	1,965	2,378
Anaren, Inc. (a)	22,340	237,251
Arris Group, Inc. (a)	149,655	1,415,736
Aruba Networks, Inc. (a)	29,767	187,234
Avanex Corp. (a)(d)	13,281	83,006
Avocent Corp. (a)	46,008	1,079,808
Aware, Inc. (a)	10,854	34,299
Bel Fuse, Inc. Class B (non-vtg.)	16,174	450,284
BigBand Networks, Inc. (a)	58,244	204,436
Black Box Corp.	18,367	658,273
Blue Coat Systems, Inc. (a)	39,590	736,374
Bookham, Inc. (a)	57,200	96,668
Brocade Communications Systems, Inc. (a)	404,690	3,002,800
Comarco, Inc. (a)	2,807	6,625
CommScope, Inc. (a)(d)	70,035	3,429,614
Communications Systems, Inc.	2,049	21,822
Comtech Telecommunications Corp. (a)	25,194	1,151,870

	Shares	Value
DG FastChannel, Inc. (a)	15,830	$ 372,480
Digi International, Inc. (a)	32,262	381,014
Ditech Networks, Inc. (a)	24,840	38,502
EchoStar Holding Corp. Class A (a)	43,149	1,352,290
EDCI Holdings, Inc. (a)	6,425	26,728
EMS Technologies, Inc. (a)	19,139	449,575
Emulex Corp. (a)	83,779	1,124,314
Endwave Corp. (a)	18,064	108,384
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	110,073	385,256
F5 Networks, Inc. (a)(d)	83,346	2,842,932
Finisar Corp. (a)	351,582	509,794
Foundry Networks, Inc. (a)	123,296	2,267,413
Globecomm Systems, Inc. (a)	28,319	288,854
Harmonic, Inc. (a)	90,519	796,567
Harris Corp.	136,486	7,146,407
Harris Stratex Networks, Inc. Class A (a)	25,381	237,566
Hughes Communications, Inc. (a)	8,804	388,697
Infinera Corp. (a)(d)	94,682	1,043,396
InterDigital, Inc. (a)(d)	46,613	1,237,109
ISCO International, Inc. (a)	19,929	2,204
Ixia (a)	47,514	412,897
JDS Uniphase Corp. (a)	60	610
KVH Industries, Inc. (a)	19,517	176,434
Lantronix, Inc. (a)	17,964	9,341
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	7
Loral Space & Communications Ltd. (a)	12,027	220,936
MRV Communications, Inc. (a)	91,561	124,523
NETGEAR, Inc. (a)(d)	35,151	592,294
Network Engines, Inc. (a)	9,093	8,729
Network Equipment Technologies, Inc. (a)(d)	26,253	85,585
Neutral Tandem, Inc.	26,544	544,152
Nextwave Wireless, Inc. (a)(d)	87,587	84,959
NMS Communications Corp. (a)	36,033	20,539
NumereX Corp. Class A (a)	4,959	25,886
Occam Networks, Inc. (a)	8,924	39,533
Oplink Communications, Inc. (a)	24,767	325,438
Opnext, Inc. (a)	21,452	136,006
Optelecom Nkf, Inc. (a)	1,053	8,666
Optical Cable Corp. (a)	1,228	8,498
Optium Corp. (a)	14,784	132,908
ORBCOMM, Inc. (a)(d)	46,095	265,507
Parkervision, Inc. (a)(d)	28,207	304,636
PC-Tel, Inc.	22,837	230,882
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	0
Performance Technologies, Inc. (a)	4,304	21,434
Plantronics, Inc.	44,599	1,150,654
Polycom, Inc. (a)	87,526	2,454,229
Powerwave Technologies, Inc. (a)(d)	140,885	711,469
Proxim Wireless Corp. (a)	2,250	855
Riverbed Technology, Inc. (a)(d)	50,088	851,997
SCM Microsystems, Inc. (a)	4,117	10,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	31,672	$ 271,746
ShoreTel, Inc. (a)(d)	27,518	161,806
Sonus Networks, Inc. (a)(d)	272,135	919,816
Starent Networks Corp. (a)	28,090	386,799
Sycamore Networks, Inc. (a)	185,978	650,923
Symmetricom, Inc. (a)	44,266	217,789
Tekelec (a)	62,915	1,032,435
Telkonet, Inc. (a)	34,540	11,226
Telular Corp. (a)	14,093	39,179
Tollgrade Communications, Inc. (a)	15,734	105,732
UTStarcom, Inc. (a)(d)	98,847	322,241
Veramark Technologies, Inc. (a)	1,700	595
ViaSat, Inc. (a)	29,918	784,749
Wegener Corp. (a)	11,602	6,729
Westell Technologies, Inc. Class A (a)	93,476	84,306
Zhone Technologies, Inc. (a)	173,196	53,933
		51,811,455
Computers & Peripherals - 1.0%
ActivIdentity Corp. (a)	30,377	81,410
Adaptec, Inc. (a)	145,519	551,517
Avid Technology, Inc. (a)(d)	47,014	1,092,605
Concurrent Computer Corp. (a)	7,911	56,089
CopyTele, Inc. (a)	16,655	11,659
Cray, Inc. (a)	29,711	166,679
Data Domain, Inc. (a)(d)	37,761	864,727
Datalink Corp. (a)	2,058	12,163
Dataram Corp.	3,649	8,794
Diebold, Inc.	69,452	2,753,772
Dot Hill Systems Corp. (a)	30,475	66,436
Electronics for Imaging, Inc. (a)	63,518	1,053,764
En Pointe Technologies, Inc. (a)	2,994	6,527
Hauppauge Digital, Inc. (a)	4,117	5,764
Hutchinson Technology, Inc. (a)(d)	27,474	398,098
Hypercom Corp. (a)	60,574	275,612
iGO, Inc. (a)	18,109	20,463
Imation Corp.	31,408	667,106
Immersion Corp. (a)	32,589	216,717
InFocus Corp. (a)	16,952	24,750
Intermec, Inc. (a)	45,598	916,064
Interphase Corp. (a)	2,203	7,402
Intevac, Inc. (a)	25,932	263,988
Isilon Systems, Inc. (a)(d)	51,704	261,622
LaserCard Corp. (a)	11,480	65,436
NCR Corp. (a)	174,126	4,607,374
Novatel Wireless, Inc. (a)(d)	33,008	205,640
Overland Storage, Inc. (a)	6,049	4,839
Palm, Inc. (d)	122,952	1,046,322
Presstek, Inc. (a)(d)	39,299	211,036
Qualstar Corp.	2,735	8,752
Quantum Corp. (a)	267,685	473,802
Rackable Systems, Inc. (a)	33,538	347,454

	Shares	Value
Rimage Corp. (a)	17,322	$ 276,113
Seagate Technology	502,000	7,484,820
Silicon Graphics, Inc. (a)(d)	8,036	54,806
Socket Mobile, Inc. (a)	8,047	5,231
STEC, Inc. (a)(d)	38,975	394,817
Stratasys, Inc. (a)(d)	23,546	392,276
Super Micro Computer, Inc. (a)	44,834	446,995
Synaptics, Inc. (a)(d)	24,420	1,278,143
Transact Technologies, Inc. (a)	9,830	120,418
ViewCast.com, Inc. (a)	10,386	3,220
Western Digital Corp. (a)	220,611	6,013,856
		33,225,078
Electronic Equipment & Instruments - 2.3%
Acacia Research Corp. - Acacia Technologies (a)	28,810	114,952
Advanced Photonix, Inc. Class A (a)	11,134	21,155
Agilysys, Inc.	29,348	381,817
American Technology Corp. (a)	2,713	1,956
Amphenol Corp. Class A	184,252	8,755,655
Anixter International, Inc. (a)	31,304	2,310,548
Arrow Electronics, Inc. (a)	126,229	4,189,541
Avnet, Inc. (a)	149,750	4,395,163
AVX Corp.	70,116	804,932
Axcess, Inc. (a)	6,529	5,419
Benchmark Electronics, Inc. (a)	70,653	1,165,068
Brightpoint, Inc. (a)	74,889	644,794
CalAmp Corp. (a)	25,303	50,606
Checkpoint Systems, Inc. (a)	37,743	803,548
Clearfield, Inc. (a)	3,836	4,987
Cogent, Inc. (a)(d)	46,583	512,413
Cognex Corp.	38,437	777,581
Coherent, Inc. (a)	25,998	932,548
Comverge, Inc. (a)(d)	21,737	143,029
CPI International, Inc. (a)	8,558	122,379
CTS Corp.	33,602	444,890
Daktronics, Inc.	55,000	964,150
DDi Corp. (a)	20,393	115,832
Digital Ally, Inc. (a)(d)	16,594	148,018
Dolby Laboratories, Inc. Class A (a)	47,000	1,912,900
DTS, Inc. (a)	18,680	600,936
Echelon Corp. (a)(d)	36,963	480,889
Electro Rent Corp.	19,837	270,180
Electro Scientific Industries, Inc. (a)	32,818	468,969
Entorian Technologies, Inc. (a)	7,258	5,298
Excel Technology, Inc. (a)	13,164	420,458
FARO Technologies, Inc. (a)	18,076	426,955
FLIR Systems, Inc. (a)(d)	143,083	5,108,063
Frequency Electronics, Inc.	1,170	5,359
Gerber Scientific, Inc. (a)	34,143	304,556
Giga-Tronics, Inc. (a)	4,585	4,860
GTSI Corp. (a)	3,743	25,827
I. D. Systems Inc. (a)	11,645	104,689
Ingram Micro, Inc. Class A (a)	147,814	2,795,163
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
InPlay Technologies, Inc. (a)	4,023	$ 925
Insight Enterprises, Inc. (a)	52,859	879,574
Intelli-Check, Inc. (a)(d)	1,429	3,215
IPG Photonics Corp. (a)	28,222	574,882
Iteris, Inc. (a)	4,304	9,598
Itron, Inc. (a)(d)	34,391	3,562,220
Jaco Electronics, Inc. (a)	3,836	4,910
Keithley Instruments, Inc.	19,213	182,716
KEMET Corp. (a)	91,290	147,890
L-1 Identity Solutions, Inc. (a)(d)	87,196	1,436,990
LeCroy Corp. (a)	12,897	107,432
LightPath Technologies, Inc. Class A (a)	1,150	1,633
Littelfuse, Inc. (a)	27,357	970,626
LoJack Corp. (a)	17,896	129,746
Lumera Corp. (a)	13,075	8,891
Mace Security International, Inc. (a)	8,918	14,180
Maxwell Technologies, Inc. (a)(d)	22,337	276,085
MDI, Inc. (a)	7,859	4,951
Measurement Specialties, Inc. (a)(d)	15,913	284,524
Mercury Computer Systems, Inc. (a)	28,979	268,056
Merix Corp. (a)	15,740	29,276
Mesa Laboratories, Inc.	4,207	88,305
Methode Electronics, Inc. Class A	45,732	502,595
Mettler-Toledo International, Inc. (a)	34,810	3,662,012
Micronetics, Inc. (a)	3,743	27,698
MTS Systems Corp.	18,579	770,657
Multi-Fineline Electronix, Inc. (a)(d)	6,965	118,823
Napco Security Systems, Inc. (a)	17,472	71,810
National Instruments Corp.	59,037	1,905,714
NetList, Inc. (a)	15,000	28,200
Newport Corp. (a)	44,542	417,359
NU Horizons Electronics Corp. (a)	14,521	69,846
OSI Systems, Inc. (a)	20,267	470,397
Par Technology Corp. (a)	6,450	51,858
Park Electrochemical Corp.	22,343	626,051
PC Connection, Inc. (a)	13,930	105,729
PC Mall, Inc. (a)	3,555	34,021
Perceptron, Inc. (a)	2,600	19,266
Photon Dynamics, Inc. (a)	24,728	376,360
Planar Systems, Inc. (a)	18,106	50,154
Plexus Corp. (a)	45,355	1,271,301
RadiSys Corp. (a)	24,357	269,632
RAE Systems, Inc. (a)	46,052	92,565
Research Frontiers, Inc. (a)(d)	22,011	113,357
RF Industries Ltd.	2,339	20,115
RF Monolithics, Inc. (a)	3,462	3,462
Richardson Electronics Ltd.	33,307	223,490
Rofin-Sinar Technologies, Inc. (a)(d)	34,967	1,413,366
Rogers Corp. (a)	18,502	740,265
Sanmina-SCI Corp. (a)	555,153	1,304,610
ScanSource, Inc. (a)	27,283	820,945

	Shares	Value
Sielox, Inc. (a)	5,600	$ 896
Sigmatron International, Inc. (a)	762	5,220
SMART Modular Technologies (WWH), Inc. (a)	33,557	105,033
Spectrum Control, Inc. (a)	14,200	117,292
StockerYale, Inc. (a)	2,400	1,176
SYNNEX Corp. (a)	18,111	416,372
Tech Data Corp. (a)	62,236	2,124,737
Technitrol, Inc.	41,833	661,380
Tessco Technologies, Inc. (a)	4,000	58,880
Trimble Navigation Ltd. (a)	118,608	4,014,881
TTM Technologies, Inc. (a)(d)	43,404	519,980
Universal Display Corp. (a)(d)	34,146	484,190
Vicon Industries, Inc. (a)	18,575	99,376
Vishay Intertechnology, Inc. (a)	158,088	1,405,402
X-Rite, Inc. (a)(d)	41,424	166,524
Zones, Inc. (a)	3,275	27,314
Zygo Corp. (a)	17,642	184,888
		75,707,907
Internet Software & Services - 0.9%
Answers Corp. (a)	6,496	31,765
Ariba, Inc. (a)	93,028	1,370,302
Art Technology Group, Inc. (a)	135,173	554,209
Autobytel, Inc. (a)	47,104	55,112
Bankrate, Inc. (a)(d)	20,760	669,718
Bidz.com, Inc. (a)(d)	8,406	73,300
Chordiant Software, Inc. (a)	23,568	140,230
CMGI, Inc. (a)	64,659	762,330
Communication Intelligence Corp. (a)	7,900	1,106
comScore, Inc. (a)	16,228	331,051
Constant Contact, Inc.	18,299	312,913
DealerTrack Holdings, Inc. (a)	47,229	870,430
Dice Holdings, Inc. (a)(d)	11,816	105,044
Digital River, Inc. (a)	38,827	1,698,681
DivX, Inc. (a)	22,515	206,688
EarthLink, Inc. (a)	111,671	1,040,774
EasyLink Services International Corp. (a)	3,400	12,818
EDGAR Online, Inc. (a)	3,836	8,669
Equinix, Inc. (a)(d)	30,864	2,484,552
Goldleaf Financial Solutions, Inc. (a)	12,407	21,340
Greenfield Online, Inc. (a)	24,215	420,130
GSI Commerce, Inc. (a)(d)	18,751	301,516
I-Many, Inc. (a)	9,263	6,438
IAC/InterActiveCorp (a)	98,000	1,626,800
iMergent, Inc. (d)	8,356	94,506
InfoSpace, Inc.	47,502	555,773
Innodata Isogen, Inc. (a)	7,485	21,781
InsWeb Corp. (a)	283	1,814
Internap Network Services Corp. (a)(d)	52,295	161,592
Internet America, Inc. (a)	6,082	1,825
Internet Capital Group, Inc. (a)	40,804	344,794
Interwoven, Inc. (a)	49,092	722,634
iPass, Inc. (a)	58,644	133,122
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	49,083	$ 1,210,878
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	31,939	37,369
Keynote Systems, Inc. (a)	23,393	327,970
Limelight Networks, Inc. (a)(d)	37,810	141,788
Liquidity Services, Inc. (a)	19,229	210,750
LivePerson, Inc. (a)	43,962	142,877
LoopNet, Inc. (a)(d)	30,820	328,541
Marchex, Inc. Class B	28,914	325,861
MIVA, Inc. (a)	33,689	34,700
Move, Inc. (a)	151,118	408,019
Napster, Inc. (a)	25,066	33,588
NaviSite, Inc. (a)	8,077	26,250
NIC, Inc.	50,395	348,733
Omniture, Inc. (a)(d)	84,121	1,499,036
On2.Com, Inc. (a)(d)	162,348	69,810
Onstream Media Corp. (a)	1,100	649
Onvia.com, Inc. (a)	1,133	5,382
Openwave Systems, Inc. (a)	93,277	134,319
Perficient, Inc. (a)	33,787	268,269
PlanetOut, Inc. (a)	1,261	3,178
RealNetworks, Inc. (a)	101,380	672,149
S1 Corp. (a)	55,793	425,701
Saba Software, Inc. (a)	24,380	88,256
SAVVIS, Inc. (a)(d)	41,251	655,066
Selectica, Inc. (a)	7,017	7,929
SonicWALL, Inc. (a)	65,928	431,169
Supportsoft, Inc. (a)	35,140	122,639
Switch & Data Facilities Co., Inc. (a)(d)	22,752	329,449
TechTarget, Inc. (a)	6,000	43,200
Terremark Worldwide, Inc. (a)(d)	39,407	284,913
The Knot, Inc. (a)	43,086	392,513
The Sedona Corp. (a)	8,300	1,079
TheStreet.com, Inc.	23,106	164,053
Think Partnership, Inc. (a)	31,103	16,174
Travelzoo, Inc. (a)	7,829	61,301
Tumbleweed Communications Corp. (a)	69,582	177,434
United Online, Inc.	87,076	916,910
US Dataworks, Inc. (a)	4,512	1,534
ValueClick, Inc. (a)	100,769	1,298,912
Vignette Corp. (a)	39,841	543,033
VistaPrint Ltd. (a)(d)	40,002	1,329,666
Vocus, Inc. (a)	16,061	572,575
WebMD Health Corp. Class A (a)(d)	9,120	288,739
Websense, Inc. (a)	43,751	990,523
Website Pros, Inc. (a)	31,630	191,045
Zix Corp. (a)(d)	83,740	232,797
		30,940,483
IT Services - 3.5%
Accenture Ltd. Class A	624,039	25,810,253
Acxiom Corp.	74,946	1,082,970

	Shares	Value
Alliance Data Systems Corp. (a)(d)	80,000	$ 5,139,200
Analysts International Corp. (a)	9,684	12,008
BearingPoint, Inc. (a)	424,409	483,826
Broadridge Financial Solutions, Inc.	138,904	2,773,913
CACI International, Inc. Class A (a)	32,000	1,620,800
Cass Information Systems, Inc.	8,516	310,153
Ciber, Inc. (a)	62,222	487,198
Computer Task Group, Inc. (a)	11,529	80,011
CSG Systems International, Inc. (a)	42,838	809,638
CSP, Inc. (a)	3,555	21,579
CyberSource Corp. (a)	78,736	1,352,684
Digital Angel Corp. (a)	52,828	26,995
DST Systems, Inc. (a)(d)	44,937	2,774,860
Edgewater Technology, Inc. (a)	4,972	24,611
eLoyalty Corp. (a)(d)	4,735	23,249
Enherent Corp. (a)	8,200	738
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	57,905	1,088,035
ExlService Holdings, Inc. (a)	14,112	153,821
Forrester Research, Inc. (a)	15,786	546,038
Gartner, Inc. Class A (a)	67,013	1,769,813
Genpact Ltd. (d)	54,500	771,175
Gevity HR, Inc.	18,970	156,503
Global Cash Access Holdings, Inc. (a)	43,141	258,415
Global Payments, Inc.	78,487	3,783,858
Hackett Group, Inc. (a)	44,735	286,304
Heartland Payment Systems, Inc. (d)	31,337	706,963
Hewitt Associates, Inc. Class A (a)	91,960	3,697,712
iGate Corp. (a)	37,687	423,979
infoGROUP, Inc.	35,867	236,722
Integral Systems, Inc.	13,573	610,649
INX, Inc. (a)	7,038	65,102
Lender Processing Services, Inc.	99,759	3,321,975
Lionbridge Technologies, Inc. (a)	91,247	291,078
ManTech International Corp. Class A (a)	21,000	1,236,690
Maximus, Inc.	21,263	786,731
Metavante Holding Co. (a)	111,323	2,631,676
MoneyGram International, Inc.	85,260	144,942
NCI, Inc. Class A (a)	14,000	375,200
NeuStar, Inc. Class A (a)	86,958	2,087,862
New Century Equity Holdings Corp. (a)	5,500	1,265
Newtek Business Services, Inc. (a)	5,503	3,742
Online Resources Corp. (a)	30,274	263,687
Perot Systems Corp. Class A (a)	85,425	1,520,565
PFSweb, Inc. (a)	2,844	9,015
Rainmaker Systems, Inc. (a)	15,480	46,440
RightNow Technologies, Inc. (a)	25,654	384,553
Safeguard Scientifics, Inc. (a)	102,664	146,810
SAIC, Inc. (a)	174,129	3,491,286
Sapient Corp. (a)	82,546	765,201
SI International, Inc. (a)	17,883	558,486
SM&A (a)	4,117	13,627
SRA International, Inc. Class A (a)	44,434	1,043,310
StarTek, Inc. (a)	4,563	41,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Storage Engine, Inc. (a)	500	$ 0
Syntel, Inc. (d)	13,822	457,094
Technology Solutions Co. (a)	479	1,930
TechTeam Global, Inc. (a)	6,114	52,152
Teletech Holdings, Inc. (a)	42,497	655,304
The Management Network Group, Inc. (a)	14,649	15,821
TNS, Inc. (a)	28,549	653,772
TSR, Inc.	4,079	11,013
VeriFone Holdings, Inc. (a)(d)	74,060	1,493,050
Virtusa Corp.	13,000	95,030
Visa, Inc.	466,492	35,406,743
WidePoint Corp. (a)	5,600	4,088
WPCS International, Inc. (a)	8,000	46,160
Wright Express Corp. (a)(d)	45,634	1,357,612
		116,804,935
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	67,734	2,114,655
Semiconductors & Semiconductor Equipment - 2.5%
Actel Corp. (a)	31,263	430,804
Advanced Analogic Technologies, Inc. (a)	48,433	221,339
Advanced Energy Industries, Inc. (a)	32,839	529,693
AEHR Test Systems (a)	9,000	39,330
Aetrium, Inc. (a)	100	375
Amkor Technology, Inc. (a)(d)	104,774	786,853
Amtech Systems, Inc. (a)	4,491	50,344
ANADIGICS, Inc. (a)(d)	56,555	190,590
Applied Micro Circuits Corp. (a)	60,922	484,939
Asyst Technologies, Inc. (a)	69,950	288,194
Atheros Communications, Inc. (a)(d)	57,704	1,881,727
Atmel Corp. (a)	444,343	1,861,797
ATMI, Inc. (a)	37,614	917,405
AuthenTec, Inc. (a)(d)	20,883	169,674
Axcelis Technologies, Inc. (a)	97,665	461,955
AXT, Inc. (a)	32,208	116,271
Brooks Automation, Inc. (a)	68,568	658,938
Cabot Microelectronics Corp. (a)(d)	25,144	971,061
California Micro Devices Corp. (a)	27,193	88,105
Catalyst Semiconductor, Inc. (a)	7,298	49,407
Cavium Networks, Inc. (a)(d)	34,390	587,725
Centillium Communications, Inc. (a)	84,859	62,796
Ceva, Inc. (a)	31,474	299,003
Cirrus Logic, Inc. (a)	75,191	466,936
Cohu, Inc.	26,971	450,416
Conexant Systems, Inc. (a)	70,115	412,977
Credence Systems Corp. (a)	83,523	94,381
Cree, Inc. (a)(d)	77,116	1,797,574
Cymer, Inc. (a)	33,055	989,667
Cypress Semiconductor Corp. (a)(d)	157,198	5,096,359
Diodes, Inc. (a)	33,101	787,473
DSP Group, Inc. (a)	40,671	315,200

	Shares	Value
Eagle Test Systems, Inc. (a)	15,535	$ 220,286
Electroglas, Inc. (a)	6,456	9,619
EMCORE Corp. (a)(d)	63,786	394,835
Entegris, Inc. (a)	156,901	966,510
Entropic Communications, Inc.	12,900	25,800
Exar Corp. (a)	65,969	510,600
Fairchild Semiconductor International, Inc. (a)	136,814	1,715,648
FEI Co. (a)	36,981	1,001,445
FormFactor, Inc. (a)	51,962	997,151
FSI International, Inc. (a)	31,373	35,765
Hi/fn, Inc. (a)	3,346	13,284
Hittite Microwave Corp. (a)	18,142	642,045
Ikanos Communications, Inc. (a)	35,716	92,862
Implant Sciences Corp. (a)	468	477
Integrated Device Technology, Inc. (a)	177,700	1,881,843
Integrated Silicon Solution, Inc. (a)	27,319	107,637
International Rectifier Corp. (a)	78,782	1,646,544
Intersil Corp. Class A	123,570	2,895,245
IXYS Corp. (a)	22,486	286,247
Kopin Corp. (a)	72,672	216,563
Kulicke & Soffa Industries, Inc. (a)(d)	55,666	286,123
Lam Research Corp. (a)	128,117	4,709,581
Lattice Semiconductor Corp. (a)	122,787	287,322
Leadis Technology, Inc. (a)	36,160	35,437
Logic Devices, Inc. (a)	8,982	9,880
LTX Corp. (a)	55,917	100,091
Marvell Technology Group Ltd. (a)	495,528	6,991,900
Mattson Technology, Inc. (a)	59,441	303,149
Micrel, Inc.	61,893	570,035
Micro Component Technology, Inc. (a)	6,643	213
Microsemi Corp. (a)(d)	71,934	1,978,185
Microtune, Inc. (a)	62,874	233,263
Mindspeed Technologies, Inc. (a)(d)	14,694	53,633
MIPS Technologies, Inc. (a)	61,059	243,015
MKS Instruments, Inc. (a)	48,188	1,086,158
Monolithic Power Systems, Inc. (a)	30,125	734,146
MoSys, Inc. (a)	21,647	98,494
Nanometrics, Inc. (a)	3,555	12,905
NeoMagic Corp. (a)	2,507	903
Netlogic Microsystems, Inc. (a)(d)	19,098	663,274
NVE Corp. (a)(d)	3,977	123,367
Omnivision Technologies, Inc. (a)(d)	50,503	589,875
ON Semiconductor Corp. (a)	404,974	3,835,104
PDF Solutions, Inc. (a)	29,912	189,941
Pericom Semiconductor Corp. (a)	29,067	396,474
Photronics, Inc. (a)	45,499	148,782
Pixelworks, Inc. (a)	8,415	13,548
PLX Technology, Inc. (a)	37,123	211,230
PMC-Sierra, Inc. (a)	241,680	2,175,120
Power Integrations, Inc. (a)	32,097	944,615
QuickLogic Corp. (a)	5,545	8,484
Rambus, Inc. (a)(d)	103,887	1,827,372
Ramtron International Corp. (a)	4,828	16,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)(d)	250,018	$ 970,070
Rubicon Technology, Inc. (d)	13,140	160,571
Rudolph Technologies, Inc. (a)	38,778	327,286
Semitool, Inc. (a)	27,663	266,671
Semtech Corp. (a)	73,322	1,084,432
Sigma Designs, Inc. (a)(d)	25,616	438,802
Silicon Image, Inc. (a)	82,230	569,854
Silicon Laboratories, Inc. (a)(d)	49,225	1,659,375
Silicon Storage Technology, Inc. (a)	124,888	408,384
SiRF Technology Holdings, Inc. (a)(d)	84,125	155,631
Skyworks Solutions, Inc. (a)	158,592	1,538,342
Spansion, Inc. Class A (a)	204,506	460,139
SRS Labs, Inc. (a)	19,110	114,851
Standard Microsystems Corp. (a)	24,796	724,539
Supertex, Inc. (a)	11,908	353,668
Techwell, Inc. (a)	25,794	285,798
Tegal Corp. (a)	888	3,170
Tessera Technologies, Inc. (a)	54,034	1,257,371
Transmeta Corp. (a)	16,578	247,841
Transwitch Corp. (a)	129,236	100,804
Trident Microsystems, Inc. (a)	87,114	274,409
TriQuint Semiconductor, Inc. (a)	136,950	861,416
Ultra Clean Holdings, Inc. (a)	19,832	144,377
Ultratech, Inc. (a)	26,400	392,040
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	2,663,620
Veeco Instruments, Inc. (a)(d)	35,310	593,561
Virage Logic Corp. (a)	6,362	41,989
Volterra Semiconductor Corp. (a)(d)	28,282	444,593
White Electronic Designs Corp. (a)	5,571	27,354
Zilog, Inc. (a)	8,368	28,619
Zoran Corp. (a)(d)	57,242	509,454
		81,207,214
Software - 2.8%
Access Integrated Technologies, Inc. Class A (a)(d)	30,643	51,174
ACI Worldwide, Inc. (a)(d)	39,415	714,200
Activision Blizzard, Inc. (a)	301,305	9,888,830
Actuate Corp. (a)	69,217	295,557
Adept Technology, Inc. (a)	1,291	10,005
Advent Software, Inc. (a)(d)	17,829	824,591
American Software, Inc. Class A	22,733	135,034
Ansys, Inc. (a)	92,465	4,100,823
ArcSight, Inc.	6,000	58,320
ARI Network Services, Inc. (a)	2,620	3,537
Authentidate Holding Corp. (a)	8,307	4,818
Avatech Solutions, Inc. (a)	735	742
AXS-One, Inc. (a)	5,614	1,628
Bitstream, Inc. Class A (a)	3,682	22,055
Blackbaud, Inc.	51,045	1,030,599
Blackboard, Inc. (a)	28,981	1,158,081

	Shares	Value
Borland Software Corp. (a)	89,834	$ 167,091
Bottomline Technologies, Inc. (a)	31,276	360,300
BSQUARE Corp. (a)	2,830	10,556
Cadence Design Systems, Inc. (a)	266,997	2,133,306
Callidus Software, Inc. (a)(d)	15,599	74,095
Captaris, Inc. (a)	19,666	78,664
Catapult Communications Corp. (a)	20,366	154,578
CommVault Systems, Inc. (a)	33,219	560,072
Concur Technologies, Inc. (a)(d)	45,685	2,007,856
Convera Corp. Class A (a)	32,212	34,789
DATATRAK International, Inc. (a)	9,664	4,542
Datawatch Corp. (a)	3,120	5,710
Deltek, Inc.	8,835	70,768
DemandTec, Inc. (d)	21,979	227,922
DMRC Corp. (a)	7,681	89,522
Double-Take Software, Inc. (a)	16,543	216,879
Dynamics Research Corp. (a)	2,901	26,022
ebix.com, Inc. (a)(d)	2,654	290,772
Entrust, Inc. (a)	55,731	130,968
Epicor Software Corp. (a)	66,918	570,811
EPIQ Systems, Inc. (a)	39,988	451,465
Evans & Sutherland Computer Corp. (a)	4,929	5,668
Evolving Systems, Inc. (a)	3,885	7,187
FactSet Research Systems, Inc.	45,077	2,826,779
Fair Isaac Corp.	53,352	1,232,431
FalconStor Software, Inc. (a)(d)	35,338	265,742
Glu Mobile, Inc. (a)(d)	12,704	45,353
GSE Systems, Inc. (a)	1,893	15,239
Guardian Technologies International (a)	560	162
i2 Technologies, Inc. (a)(d)	19,061	274,669
Informatica Corp. (a)	94,360	1,591,853
Interactive Intelligence, Inc. (a)	11,678	117,130
Intervoice, Inc. (a)	50,024	411,197
Jack Henry & Associates, Inc.	80,863	1,619,686
JDA Software Group, Inc. (a)	31,778	579,313
Kenexa Corp. (a)	28,062	649,074
Lawson Software, Inc. (a)	138,784	1,122,763
Logility, Inc. (a)(d)	7,206	49,217
Macrovision Solutions Corp. (a)	88,080	1,367,002
Magma Design Automation, Inc. (a)	41,993	213,324
Majesco Entertainment Co. (a)	18,551	16,696
Manhattan Associates, Inc. (a)	26,126	640,348
McAfee, Inc. (a)	164,416	6,504,297
Mentor Graphics Corp. (a)	96,611	1,178,654
MICROS Systems, Inc. (a)(d)	82,046	2,528,658
MicroStrategy, Inc. Class A (a)	11,183	717,501
Midway Games, Inc. (a)(d)	19,693	44,703
Monotype Imaging Holdings, Inc. (a)	25,273	316,923
MSC.Software Corp. (a)	49,187	638,447
NetScout Systems, Inc. (a)	30,257	450,829
NetSol Technologies, Inc. (a)	880	2,578
NetSuite, Inc. (d)	7,010	117,908
Nuance Communications, Inc. (a)	191,787	3,030,235
OpenTV Corp. Class A (a)	89,696	168,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc. (a)	18,393	$ 243,707
Parametric Technology Corp. (a)	119,770	2,404,982
Peerless Systems Corp. (a)	6,456	12,137
Pegasystems, Inc.	16,702	244,851
Pervasive Software, Inc. (a)	3,743	16,581
Phoenix Technologies Ltd. (a)	29,298	323,450
Plato Learning, Inc. (a)	26,002	48,364
Progress Software Corp. (a)	48,889	1,428,048
PROS Holdings, Inc. (a)	20,929	201,756
QAD, Inc.	13,833	91,021
Quality Systems, Inc.	20,664	884,832
Quest Software, Inc. (a)	73,487	1,086,873
Radiant Systems, Inc. (a)	26,420	240,950
Red Hat, Inc. (a)	189,516	3,979,836
Renaissance Learning, Inc.	9,747	123,689
Salary.com, Inc. (a)	11,000	54,670
Salesforce.com, Inc. (a)(d)	106,000	5,938,120
Scientific Learning Corp. (a)	3,264	13,448
Secure Computing Corp. (a)	93,043	398,224
Simulations Plus, Inc. (a)	24,000	43,440
Smith Micro Software, Inc. (a)(d)	23,714	179,515
Soapstone Networks, Inc. (a)	20,518	80,431
Solera Holdings, Inc. (a)	56,176	1,731,906
Sonic Foundry, Inc. (a)	10,711	8,140
Sonic Solutions, Inc. (d)	36,717	170,734
Sourcefire, Inc. (a)	11,817	92,763
SourceForge, Inc. (a)	41,920	57,011
SPSS, Inc. (a)	19,956	630,210
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (d)	39,424	433,664
SumTotal Systems, Inc. (a)	25,611	123,701
Sybase, Inc. (a)	78,265	2,693,099
Symyx Technologies, Inc. (a)	49,606	548,146
Synchronoss Technologies, Inc. (a)(d)	17,924	226,918
Synopsys, Inc. (a)	145,983	3,143,014
Take-Two Interactive Software, Inc. (a)	83,183	2,085,398
Taleo Corp. Class A (a)	24,632	596,341
TeleCommunication Systems, Inc. Class A (a)	34,846	292,706
THQ, Inc. (a)(d)	64,420	986,914
TIBCO Software, Inc. (a)	179,146	1,467,206
TiVo, Inc. (a)(d)	108,227	915,600
Tyler Technologies, Inc. (a)	40,070	649,535
Ultimate Software Group, Inc. (a)	27,908	782,540
Unica Corp. (a)	7,764	68,867
Vasco Data Security International, Inc. (a)	26,503	366,271
Versant Corp. (a)	5,415	138,191
VirnetX Holding Corp. (a)	1,100	3,047

	Shares	Value
VMware, Inc. Class A (d)	37,823	$ 1,501,573
Wind River Systems, Inc. (a)	75,126	830,142
		93,299,438
TOTAL INFORMATION TECHNOLOGY		485,111,165
MATERIALS - 5.5%
Chemicals - 2.7%
A. Schulman, Inc.	30,067	728,223
ADA-ES, Inc. (a)	6,212	50,317
Airgas, Inc.	74,228	4,397,267
Albemarle Corp.	92,164	3,662,597
Altair Nanotechnologies, Inc. (a)(d)	91,411	197,448
American Pacific Corp. (a)	6,762	116,442
American Vanguard Corp. (d)	24,106	357,733
Arch Chemicals, Inc.	27,758	1,018,719
Balchem Corp.	21,936	598,633
Cabot Corp.	57,159	1,581,590
Calgon Carbon Corp. (a)(d)	37,486	799,576
Celanese Corp. Class A	159,350	6,144,536
Chemtura Corp.	277,284	1,827,302
Cytec Industries, Inc.	48,940	2,486,152
Eden Bioscience Corp. (a)	1,247	1,621
Ferro Corp.	46,983	1,035,505
Flotek Industries, Inc. (a)(d)	21,847	368,122
FMC Corp.	77,939	5,731,634
GenTek, Inc. (a)	9,509	275,571
Georgia Gulf Corp. (d)	33,843	114,051
H.B. Fuller Co.	59,759	1,557,917
Hawkins, Inc.	5,284	83,593
Huntsman Corp.	95,666	1,248,441
ICO, Inc. (a)(d)	24,602	142,446
Innophos Holdings, Inc.	19,269	722,395
Intrepid Potash, Inc.	28,470	1,348,339
KMG Chemicals, Inc.	10,001	106,611
Koppers Holdings, Inc.	20,351	932,279
Kronos Worldwide, Inc.	4,133	67,905
Landec Corp. (a)	24,673	231,679
LSB Industries, Inc. (a)(d)	12,393	299,167
Lubrizol Corp.	69,670	3,691,813
Material Sciences Corp. (a)	8,000	60,800
Minerals Technologies, Inc.	19,764	1,298,100
Nalco Holding Co.	153,497	3,510,476
Nanophase Technologies Corp. (a)	5,146	9,108
NewMarket Corp.	15,561	1,057,214
NL Industries, Inc.	5,181	54,504
Olin Corp.	68,990	1,856,521
OM Group, Inc. (a)(d)	35,794	1,327,957
OMNOVA Solutions, Inc. (a)	52,546	151,858
Penford Corp.	12,815	212,857
PolyOne Corp. (a)	87,616	719,327
Quaker Chemical Corp.	13,460	398,416
Rockwood Holdings, Inc. (a)	51,160	1,936,406
RPM International, Inc.	126,556	2,733,610
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	48,346	$ 1,412,187
Solutia, Inc. (a)	84,889	1,426,135
Spartech Corp.	31,204	328,578
Stepan Co.	11,390	670,074
Terra Industries, Inc.	94,863	4,766,866
Terra Nitrogen Co. LP (d)	7,339	879,653
The Mosaic Co.	152,469	16,274,541
The Scotts Miracle-Gro Co. Class A	44,187	1,181,560
Tronox, Inc. Class A	51,657	30,994
Valhi, Inc.	8,061	147,758
Valspar Corp.	97,291	2,301,905
W.R. Grace & Co. (a)	62,008	1,630,190
Westlake Chemical Corp. (d)	17,796	337,768
Zep, Inc.	28,577	559,823
Zoltek Companies, Inc. (a)(d)	29,479	502,027
		89,702,837
Construction Materials - 0.3%
Eagle Materials, Inc.	42,785	1,306,226
Headwaters, Inc. (a)(d)	49,440	760,882
Martin Marietta Materials, Inc.	41,714	4,709,511
Texas Industries, Inc. (d)	26,256	1,382,904
U.S. Concrete, Inc. (a)(d)	45,634	190,750
		8,350,273
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	9,338	173,967
Aptargroup, Inc.	63,218	2,553,375
Boise, Inc. (a)(d)	30,919	91,520
Caraustar Industries, Inc. (a)	16,241	32,157
Chesapeake Corp. (a)	28,017	35,301
Constar International, Inc. (a)(d)	2,862	5,009
Crown Holdings, Inc. (a)	169,527	4,702,679
Graphic Packaging Holding Co. (a)	111,482	317,724
Greif, Inc. Class A	29,967	2,071,019
MOD-PAC Corp. (sub. vtg.) (a)	1,684	6,938
Myers Industries, Inc.	23,494	309,181
Owens-Illinois, Inc. (a)	172,347	7,686,676
Packaging Corp. of America	107,000	2,755,250
Rock-Tenn Co. Class A	39,000	1,430,520
Silgan Holdings, Inc.	30,272	1,584,436
Smurfit-Stone Container Corp. (a)	250,800	1,266,540
Sonoco Products Co.	104,417	3,608,652
Temple-Inland, Inc.	92,000	1,537,320
		30,168,264
Metals & Mining - 1.4%
A.M. Castle & Co.	17,194	345,256
Allied Nevada Gold Corp. (a)	56,082	327,519
Amcol International Corp.	32,085	1,169,819
Brush Engineered Materials, Inc. (a)	19,197	562,472
Carpenter Technology Corp.	48,440	1,879,956
Century Aluminum Co. (a)	36,508	1,780,130

	Shares	Value
Cleveland-Cliffs, Inc. (d)	93,000	$ 9,413,460
Coeur d'Alene Mines Corp. (a)(d)	542,464	971,011
Commercial Metals Co.	113,918	2,965,286
Compass Minerals International, Inc.	31,655	2,192,742
Friedman Industries	7,344	69,034
General Moly, Inc. (a)(d)	72,081	491,592
Haynes International, Inc. (a)(d)	12,635	738,642
Hecla Mining Co. (a)(d)	125,058	877,907
Horsehead Holding Corp.	30,075	250,224
Kaiser Aluminum Corp.	17,238	931,886
Metalline Mining Co. (a)(d)	25,343	28,891
Mines Management, Inc. (a)(d)	11,916	24,904
Olympic Steel, Inc.	10,769	512,712
Reliance Steel & Aluminum Co.	67,000	3,819,670
Rock of Ages Corp. Class A (a)	600	1,188
Royal Gold, Inc. (d)	38,804	1,346,887
RTI International Metals, Inc. (a)(d)	23,916	808,600
Schnitzer Steel Industries, Inc. Class A	21,500	1,470,815
Southern Copper Corp. (d)	228,191	5,825,716
Steel Dynamics, Inc.	194,081	4,819,031
Stillwater Mining Co. (a)(d)	43,478	323,911
Synalloy Corp.	7,000	107,170
Universal Stainless & Alloy Products, Inc. (a)	10,258	370,827
US Energy Corp. (a)(d)	20,737	64,492
US Gold Corp. (a)	55,552	69,996
Vista Gold Corp. (a)(d)	32,930	108,998
Worthington Industries, Inc.	77,789	1,369,086
		46,039,830
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (d)	53,201	350,063
Buckeye Technologies, Inc. (a)	44,825	412,838
Deltic Timber Corp.	13,372	819,302
Domtar Corp. (a)	522,144	2,981,442
Glatfelter (d)	50,270	737,461
Louisiana-Pacific Corp.	106,813	1,040,359
MAXXAM, Inc. (a)	2,331	44,289
Neenah Paper, Inc.	24,499	475,771
Schweitzer-Mauduit International, Inc.	21,073	399,544
Verso Paper Corp.	10,000	48,700
Wausau-Mosinee Paper Corp.	49,919	429,803
		7,739,572
TOTAL MATERIALS		182,000,776
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)(d)	9,978	$ 10,277
Alaska Communication Systems Group, Inc. (d)	53,492	562,736
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc.	25,856	100,580
Atlantic Tele-Network, Inc.	9,462	316,693
Cbeyond, Inc. (a)	28,675	485,468
Cincinnati Bell, Inc. (a)	240,647	938,523
Cogent Communications Group, Inc. (a)(d)	44,941	413,907
Consolidated Communications Holdings, Inc.	33,648	508,421
D&E Communications, Inc.	15,104	141,222
FairPoint Communications, Inc. (d)	109,733	971,137
Fibernet Telecom Group, Inc. (a)	17,000	189,720
Fonix Corp. (a)	595	0
General Communications, Inc. Class A (a)	51,018	517,323
Global Crossing Ltd. (a)	26,046	475,600
Globalstar, Inc. (a)(d)	41,574	128,879
HickoryTech Corp.	10,207	71,653
Hungarian Telephone & Cable Corp. (a)(d)	3,053	65,487
iBasis, Inc.	25,502	93,337
IDT Corp. Class B (d)	76,678	118,851
Iowa Telecommunication Services, Inc. (d)	45,167	830,621
Level 3 Communications, Inc. (a)(d)	1,580,629	5,421,557
NTELOS Holdings Corp.	29,915	889,971
PAETEC Holding Corp. (a)	132,769	438,138
Pervasip Corp. (a)	14,200	3,408
Premiere Global Services, Inc. (a)	70,557	1,066,822
Shenandoah Telecommunications Co.	27,682	478,345
SureWest Communications	12,202	145,082
tw telecom, inc. (a)(d)	146,953	2,254,259
Vonage Holdings Corp. (a)(d)	38,962	57,664
Warwick Valley Telephone Co.	842	9,228
XETA Technologies, Inc. (a)	3,181	10,370
		17,715,279
Wireless Telecommunication Services - 1.1%
Centennial Communications Corp. Class A (a)	61,293	467,053
Clearwire Corp. (a)(d)	75,301	741,715
Crown Castle International Corp. (a)	250,000	9,350,000
FiberTower Corp. (a)(d)	94,661	123,059
ICO Global Communications Holdings Ltd. Class A (a)	94,000	275,420
IPCS, Inc. (a)	17,803	356,060
LCC International, Inc. (a)	9,142	5,394
Leap Wireless International, Inc. (a)(d)	51,649	2,306,644
Metro One Telecommunications, Inc. (a)	1,637	524
MetroPCS Communications, Inc. (a)(d)	185,936	3,136,740
NII Holdings, Inc. (a)	174,039	9,140,528

	Shares	Value
SBA Communications Corp. Class A (a)	101,719	$ 3,553,045
SkyTerra Communications, Inc. (a)	1,881	9,123
Syniverse Holdings, Inc. (a)	32,836	544,749
Telephone & Data Systems, Inc.	105,925	4,067,520
Terrestar Corp. (a)(d)	63,700	177,086
U.S. Cellular Corp. (a)	18,932	990,144
USA Mobility, Inc.	41,123	463,456
Virgin Mobile USA, Inc. Class A	25,688	67,559
		35,775,819
TOTAL TELECOMMUNICATION SERVICES		53,491,098
UTILITIES - 4.7%
Electric Utilities - 1.0%
Allete, Inc.	26,906	1,135,971
Brookfield Infrastructure Partners LP	10,000	180,000
Central Vermont Public Service Corp.	14,473	351,694
Cleco Corp.	62,020	1,563,524
DPL, Inc.	115,000	2,854,300
El Paso Electric Co. (a)	46,504	990,070
Empire District Electric Co.	41,330	872,063
Enernoc, Inc. (a)(d)	8,321	128,310
Great Plains Energy, Inc.	128,885	3,022,353
Hawaiian Electric Industries, Inc.	79,439	2,101,162
IDACORP, Inc. (d)	45,549	1,357,360
ITC Holdings Corp.	50,425	2,824,304
MGE Energy, Inc.	26,846	910,079
Northeast Utilities	152,475	4,100,053
Portland General Electric Co.	77,814	1,993,595
Sierra Pacific Resources	228,688	2,570,453
UIL Holdings Corp.	29,756	970,046
Unisource Energy Corp.	33,612	1,079,954
Unitil Corp.	2,839	75,489
Westar Energy, Inc.	100,000	2,265,000
		31,345,780
Gas Utilities - 1.3%
AGL Resources, Inc.	79,108	2,615,310
Amerigas Partners LP	30,217	969,664
Atmos Energy Corp.	107,414	2,958,182
Chesapeake Utilities Corp.	15,188	459,893
Delta Natural Gas Co., Inc.	2,782	75,976
Energen Corp.	66,457	3,710,959
EnergySouth, Inc.	12,418	760,603
Equitable Resources, Inc.	130,592	6,517,847
Ferrellgas Partners LP	32,639	675,954
Laclede Group, Inc.	16,640	747,635
National Fuel Gas Co. New Jersey	69,000	3,264,390
New Jersey Resources Corp.	43,281	1,565,907
Northwest Natural Gas Co.	25,059	1,221,125
ONEOK, Inc.	109,717	4,795,730
Piedmont Natural Gas Co., Inc.	74,178	2,140,035
South Jersey Industries, Inc.	41,186	1,469,105
Southern Union Co.	121,507	3,166,472
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	39,521	$ 1,199,462
Star Gas Partners LP (a)	57,420	156,757
Suburban Propane Partners LP	31,501	1,207,433
UGI Corp.	108,767	2,991,093
WGL Holdings, Inc.	46,000	1,481,200
		44,150,732
Independent Power Producers & Energy Traders - 0.9%
Black Hills Corp.	47,074	1,591,572
Calpine Corp. (a)	360,000	6,480,000
Environmental Power Corp. (a)(d)	10,176	32,563
Mirant Corp. (a)	225,000	6,655,500
NRG Energy, Inc. (a)	240,000	9,033,600
Ormat Technologies, Inc. (d)	18,648	935,011
Reliant Energy, Inc. (a)(d)	350,000	5,960,500
Renegy Holdings, Inc. (a)	1,177	3,213
		30,691,959
Multi-Utilities - 1.3%
Alliant Energy Corp.	124,934	4,366,443
Avista Corp.	53,083	1,183,751
CH Energy Group, Inc.	23,611	939,718
Energy East Corp.	165,548	4,502,906
Florida Public Utilities Co.	5,845	75,401
MDU Resources Group, Inc.	177,873	5,876,924
NorthWestern Energy Corp.	58,864	1,548,123
NSTAR	114,000	3,857,760
OGE Energy Corp.	107,136	3,610,483
PNM Resources, Inc.	74,765	881,479
Puget Energy, Inc.	120,000	3,348,000
SCANA Corp.	120,430	4,720,856
Vectren Corp.	75,000	2,080,500
Wisconsin Energy Corp.	117,000	5,472,090
		42,464,434
Water Utilities - 0.2%
American States Water Co.	15,979	631,330
American Water Works Co., Inc.	55,200	1,266,840
Aqua America, Inc. (d)	128,544	2,351,070
Artesian Resources Corp. Class A	3,763	65,664
Cadiz, Inc. (a)(d)	14,433	281,588
California Water Service Group	15,853	622,864
Connecticut Water Service, Inc.	8,523	227,649
Middlesex Water Co.	9,279	164,424
Pure Cycle Corp. (a)	23,077	139,385
SJW Corp.	11,852	330,315

	Shares	Value
Southwest Water Co. (d)	32,857	$ 388,370
York Water Co.	12,649	178,351
		6,647,850
TOTAL UTILITIES		155,300,755
TOTAL COMMON STOCKS (Cost $3,119,405,709)		3,205,273,956
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.71% to 1.78% 9/25/08 (e) (Cost $9,113,873)	$ 9,125,000	9,115,820
Money Market Funds - 22.4%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	155,154,231	155,154,231
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	588,335,873	588,335,873
TOTAL MONEY MARKET FUNDS (Cost $743,490,104)		743,490,104
TOTAL INVESTMENT PORTFOLIO - 119.6% (Cost $3,872,009,686)		3,957,879,880
NET OTHER ASSETS - (19.6)%		(649,651,584)
NET ASSETS - 100%		$ 3,308,228,296
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
691 CME E-mini Russell 2000 Index Contracts	Sept. 2008	$ 51,127,090	$ 2,925,207
26 CME E-mini S&P 500 Index Contracts	Sept. 2008	1,667,380	34,103
364 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2008	29,702,400	501,475
42 CME S&P 500 Index Contracts	Sept. 2008	13,467,300	159,512
TOTAL EQUITY INDEX CONTRACTS		$ 95,964,170	$ 3,620,297

The face value of futures purchased as a percentage of net assets - 2.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 6,127,705	$ (658,543)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,115,820.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,279,724
Fidelity Securities Lending Cash Central Fund	4,803,196
Total	$ 6,082,920
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	3,957,879,880	3,948,674,521	9,115,837	89,522
Other Financial Instruments*	2,961,754	3,620,297	(658,543)	-
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	0
Cost of Purchases	89,522
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	89,522

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $566,958,724) - See accompanying schedule: Unaffiliated issuers (cost $3,128,519,582)	$ 3,214,389,776
Fidelity Central Funds (cost $743,490,104)	743,490,104
Total Investments (cost $3,872,009,686)		$ 3,957,879,880
Cash		630,561
Receivable for investments sold		747,664
Receivable for fund shares sold		5,284,161
Dividends receivable		2,328,918
Distributions receivable from Fidelity Central Funds		1,058,964
Other receivables		14,740
Total assets		3,967,944,888

Liabilities
Payable for investments purchased	$ 67,826,571
Payable for fund shares redeemed	1,868,121
Swap agreements, at value	658,543
Accrued management fee	188,795
Payable for daily variation on futures contracts	779,814
Other affiliated payables	57,193
Other payables and accrued expenses	1,682
Collateral on securities loaned, at value	588,335,873
Total liabilities		659,716,592

Net Assets		$ 3,308,228,296
Net Assets consist of:
Paid in capital		$ 3,139,770,967
Undistributed net investment income		21,367,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,258,404
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,831,627
Net Assets		$ 3,308,228,296
Investor Class: Net Asset Value, offering price and redemption price per share ($2,345,409,796 ÷ 66,472,984 shares)		$ 35.28
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($962,818,500 ÷ 27,284,789 shares)		$ 35.29

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,847,622
Interest		53,835
Income from Fidelity Central Funds (including $4,803,196 from security lending)		6,082,920
Total income		25,984,377

Expenses
Management fee	$ 1,119,190
Transfer agent fees	337,804
Independent trustees' compensation	6,886
Miscellaneous	2,038
Total expenses before reductions	1,465,918
Expense reductions	(37,330)	1,428,588
Net investment income (loss)		24,555,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,234,200
Foreign currency transactions	(5,274)
Futures contracts	(6,796,156)
Swap agreements	(269,847)
Total net realized gain (loss)		50,162,923
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,961,240)
Assets and liabilities in foreign currencies	2,732
Futures contracts	7,986,997
Swap agreements	(78,799)
Total change in net unrealized appreciation (depreciation)		(17,050,310)
Net gain (loss)		33,112,613
Net increase (decrease) in net assets resulting from operations		$ 57,668,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,555,789	$ 47,038,697
Net realized gain (loss)	50,162,923	150,101,711
Change in net unrealized appreciation (depreciation)	(17,050,310)	(404,091,029)
Net increase (decrease) in net assets resulting from operations	57,668,402	(206,950,621)
Distributions to shareholders from net investment income	(7,143,369)	(38,467,402)
Distributions to shareholders from net realized gain	(38,828,855)	(151,505,769)
Total distributions	(45,972,224)	(189,973,171)
Share transactions - net increase (decrease)	208,994,070	450,019,990
Redemption fees	157,479	387,884
Total increase (decrease) in net assets	220,847,727	53,484,082

Net Assets
Beginning of period	3,087,380,569	3,033,896,487
End of period (including undistributed net investment income of $21,367,298 and undistributed net investment income of $5,865,758, respectively)	$ 3,308,228,296	$ 3,087,380,569

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 39.63	$ 36.65	$ 31.47	$ 28.76	$ 18.29
Income from Investment Operations
Net investment income (loss) D	.27	.56	.51	.43	.28 J	.20
Net realized and unrealized gain (loss)	.38	(2.73)	3.98	5.19	2.64	10.40
Total from investment operations	.65	(2.17)	4.49	5.62	2.92	10.60
Distributions from net investment income	(.08)	(.46)	(.44)	(.34)	(.22)	(.14)
Distributions from net realized gain	(.44)	(1.85)	(1.07)	(.10)	-	-
Total distributions	(.52)	(2.31)	(1.51)	(.44)	(.22)	(.14)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 35.28	$ 35.15	$ 39.63	$ 36.65	$ 31.47	$ 28.76
Total Return B, C	1.88%	(6.02)%	12.46%	17.94%	10.20%	58.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.43%	.44%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.23%	.40%
Expenses net of all reductions	.10% A	.09%	.09%	.10%	.23%	.40%
Net investment income (loss)	1.53% A	1.41%	1.36%	1.30%	.96% J	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,345,410	$ 2,162,049	$ 2,082,399	$ 1,499,848	$ 1,461,307	$ 985,748
Portfolio turnover rate F	13% A	17%	16%	13%	17%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index
Financial Statements - continued

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.27	.57	.52	.17
Net realized and unrealized gain (loss)	.39	(2.74)	3.98	4.28
Total from investment operations	.66	(2.17)	4.50	4.45
Distributions from net investment income	(.08)	(.47)	(.45)	(.29)
Distributions from net realized gain	(.44)	(1.85)	(1.07)	(.10)
Total distributions	(.52)	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 35.29	$ 35.15	$ 39.64	$ 36.66
Total Return B, C	1.92%	(6.01)%	12.49%	13.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	1.55% A	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 962,819	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	13% A	17%	16%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.6	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.5	1.4
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.3	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.3
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.1	0.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
	12.6
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	24.7
Industrials	11.4	11.2
Materials	10.4	10.7
Consumer Discretionary	9.1	9.1
Consumer Staples	8.1	8.2
Energy	8.3	7.8
Health Care	7.7	6.4
Utilities	7.0	6.5
Telecommunication Services	5.6	6.1
Information Technology	5.0	5.4
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.
Geographic Diversification (% of fund's net assets)
As of August 31, 2008
United Kingdom	21.9%
Japan	21.4%
France	10.0%
Germany	8.9%
Switzerland	7.3%
Australia	6.5%
Spain	4.0%
Italy	3.7%
Netherlands	2.8%
Other	13.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2008
United Kingdom	22.1%
Japan	20.7%
France	9.6%
Germany	9.4%
Switzerland	6.8%
Australia	6.6%
Spain	4.1%
Italy	3.8%
Netherlands	2.8%
Other	14.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 6.3%
AGL Energy Ltd.	230,106	$ 3,032,508
Alumina Ltd.	643,807	2,404,421
Amcor Ltd.	446,143	2,106,698
AMP Ltd.	973,657	5,818,095
Aristocrat Leisure Ltd.	183,651	930,274
Asciano Group unit	311,912	1,312,181
ASX Ltd.	95,640	2,903,471
Australia & New Zealand Banking Group Ltd.	1,046,011	14,916,656
AXA Asia Pacific Holdings Ltd.	521,887	2,325,463
Babcock & Brown Ltd.	138,498	294,891
Bendigo & Adelaide Bank Ltd.	147,633	1,466,501
BHP Billiton Ltd.	1,816,603	63,791,197
Billabong International Ltd.	90,526	995,607
BlueScope Steel Ltd.	411,850	3,263,671
Boart Longyear Ltd.	766,409	1,292,971
Boral Ltd.	373,710	2,069,474
Brambles Ltd.	765,841	5,062,848
Caltex Australia Ltd.	65,991	711,040
CFS Retail Property Trust	933,704	1,731,524
Coca-Cola Amatil Ltd.	307,314	2,255,870
Cochlear Ltd.	27,177	1,284,471
Commonwealth Bank of Australia	726,771	26,456,296
Computershare Ltd.	252,146	1,959,144
Crown Ltd.	241,988	1,900,993
CSL Ltd.	298,610	10,524,055
CSR Ltd.	548,362	1,252,318
DEXUS Property Group unit	1,685,767	2,142,027
Fortescue Metals Group Ltd. (a)	693,852	4,557,156
Fosters Group Ltd.	985,417	4,729,306
Goodman Fielder Ltd.	727,027	923,800
Goodman Group unit	832,698	2,273,423
Harvey Norman Holdings Ltd.	249,277	794,002
Incitec Pivot Ltd.	32,995	4,521,693
Insurance Australia Group Ltd.	1,005,633	3,427,643
John Fairfax Holdings Ltd.	789,694	1,911,937
Leighton Holdings Ltd. (d)	72,888	2,910,502
Lend Lease Corp. Ltd.	194,393	1,610,547
Lion Nathan Ltd.	161,257	1,236,333
Macquarie Airports unit	398,785	1,095,606
Macquarie Group Ltd. (d)	155,556	5,881,657
Macquarie Infrastructure Group unit	1,269,406	2,386,768
Macquarie Office Trust	1,211,233	1,081,500
Metcash Ltd.	380,382	1,286,713
Mirvac Group unit	579,471	1,437,789
National Australia Bank Ltd.	882,829	18,569,844
Newcrest Mining Ltd.	241,740	5,686,757
OneSteel Ltd.	441,758	2,594,216
Orica Ltd.	202,634	4,335,368
Origin Energy Ltd.	486,750	6,749,072
OZ Minerals Ltd.	1,587,164	2,384,654
Paladin Energy Ltd. (a)	301,181	1,507,515

	Shares	Value
Perpetual Trustees Australia Ltd.	26,501	$ 1,020,219
Qantas Airways Ltd.	427,632	1,240,945
QBE Insurance Group Ltd.	488,447	10,043,580
Rio Tinto Ltd.	153,214	16,771,590
Santos Ltd.	319,246	5,509,182
Sims Group Ltd.	86,458	2,553,461
Sonic Healthcare Ltd.	185,311	2,303,750
St. George Bank Ltd.	285,668	7,451,007
Stockland Corp. Ltd. unit	786,621	3,559,113
Suncorp-Metway Ltd.	526,047	5,157,702
Tabcorp Holdings Ltd.	291,540	2,142,582
Tattersall's Ltd.	586,852	1,325,104
Telstra Corp. Ltd.	2,333,355	8,714,363
The GPT Group unit	1,120,432	1,673,788
Toll Holdings Ltd.	316,632	1,892,037
Transurban Group unit	717,392	3,344,429
Virgin Blue Holdings Ltd.	316,632	156,311
Wesfarmers Ltd.	352,751	9,327,915
Wesfarmers Ltd. (price protected shares)	78,427	2,127,065
Westfield Group unit	932,097	13,836,355
Westpac Banking Corp.	996,384	20,145,741
Woodside Petroleum Ltd.	260,675	14,110,749
Woolworths Ltd.	672,826	16,382,289
WorleyParsons Ltd.	87,784	2,793,099
TOTAL AUSTRALIA		401,680,842
Austria - 0.6%
Andritz AG	20,840	1,285,826
Erste Bank AG (d)	106,228	6,385,961
Immoeast AG (a)	244,484	1,574,455
IMMOFINANZ Immobilien Anlagen AG	266,980	2,428,207
OMV AG	84,551	5,427,644
Osterreichische Elektri Aktien	46,114	3,487,876
Raiffeisen International Bank Holding AG	28,915	3,180,840
Strabag SE	32,576	2,015,671
Telekom Austria AG	192,191	4,147,258
Vienna Insurance Group	21,380	1,336,080
voestalpine AG	66,281	3,603,378
Wienerberger AG (d)	51,859	1,369,342
TOTAL AUSTRIA		36,242,538
Belgium - 1.0%
Almancora SCA (Certificaten Van Aandelen)	15,585	1,132,375
Belgacom SA	98,164	3,921,166
Colruyt NV	9,385	2,563,201
Compagnie Nationale A Portefeuille (CNP)	25,540	1,866,926
Delhaize Group SA	52,244	3,370,241
Dexia SA (d)	281,666	4,003,811
Fortis (Belgium)	1,232,370	17,138,183
Groupe Bruxelles Lambert SA	44,276	4,617,993
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	72
Common Stocks - continued
	Shares	Value
Belgium - continued
InBev SA	104,511	$ 7,268,541
KBC Groupe SA	89,703	8,562,549
Mobistar SA	18,454	1,370,880
Solvay SA	31,837	3,909,065
UCB SA	53,376	2,104,702
Umicore SA	69,243	3,044,233
TOTAL BELGIUM		64,873,938
Bermuda - 0.2%
C C Land Holdings Ltd.	408,000	174,082
Chinese Estates Holdings Ltd.	425,758	598,983
Frontline Ltd.	28,000	1,680,558
Noble Group Ltd.	952,400	1,303,829
NWS Holdings Ltd.	397,000	881,024
Pacific Basin Shipping Ltd.	928,000	1,272,275
Seadrill Ltd.	154,300	4,232,211
TOTAL BERMUDA		10,142,962
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,153,000	865,718
Hutchison Telecommunications International Ltd. (a)	882,000	1,101,850
Kingboard Chemical Holdings Ltd.	286,500	1,297,667
Lee & Man Paper Manufacturing Ltd.	190,000	191,105
TOTAL CAYMAN ISLANDS		3,456,340
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	328	3,684,016
Series B	578	6,480,585
Carlsberg AS Series B	42,051	3,734,613
Coloplast AS Series B (d)	16,010	1,147,890
Danisco AS	24,375	1,637,370
Danske Bank AS	237,448	6,690,748
DSV de Sammensluttede Vognmaend AS	117,240	2,271,557
FLS Industries	27,150	2,184,262
Jyske Bank AS (Reg.) (a)	30,900	1,729,228
Novo Nordisk AS Series B	253,985	14,313,447
Novozymes AS Series B	23,668	2,378,998
Rockwool International AS Series B	3,800	368,878
Sydbank AS	38,400	1,251,977
Topdanmark AS (a)	8,515	1,257,871
Trygvesta AS (d)	18,850	1,279,210
Vestas Wind Systems AS (a)	99,728	13,574,841
William Demant Holding AS (a)(d)	12,767	617,782
TOTAL DENMARK		64,603,273
Finland - 1.6%
Cargotec Corp. (B Shares)	22,379	688,422
Elisa Corp. (A Shares)	81,981	1,753,420
Fortum Oyj	237,497	9,769,030
Kesko Oyj	30,193	933,224
Kone Oyj (B Shares)	78,594	2,444,222

	Shares	Value
Metso Corp.	68,595	$ 2,685,693
Neste Oil Oyj	64,628	1,545,339
Nokia Corp.	2,126,340	53,234,367
Nokian Tyres Ltd.	61,683	2,209,665
OKO Bank (A Shares)	73,520	1,189,587
Orion Oyj (B Shares)	52,103	982,158
Outokumpu Oyj (A Shares)	61,452	1,480,214
Rautaruukki Oyj (K Shares)	42,837	1,462,281
Sampo Oyj (A Shares)	233,726	5,900,696
Sanoma-WSOY Oyj (d)	52,657	1,045,127
Stora Enso Oyj (R Shares)	318,586	3,206,019
UPM-Kymmene Corp.	293,357	5,034,979
Wartsila Corp.	43,659	2,520,193
YIT-Yhtyma OY	71,746	1,121,942
TOTAL FINLAND		99,206,578
France - 9.8%
Accor SA	104,179	6,915,349
Aeroports de Paris	17,169	1,501,593
Air France KLM (Reg.)	73,572	1,778,628
Alcatel-Lucent SA (a)	1,225,765	7,451,483
Alstom SA	115,009	11,749,135
Atos Origin SA	36,368	1,962,214
AXA SA	835,600	26,660,053
BIC SA	18,348	1,109,730
BNP Paribas SA	445,151	40,147,317
Bouygues SA	134,701	8,149,009
Bureau Veritas SA	20,933	1,189,001
Cap Gemini SA	70,641	4,191,705
Carrefour SA	340,887	18,067,319
Casino Guichard Perrachon et Compagnie	25,112	2,467,413
Christian Dior SA	29,987	3,202,430
CNP Assurances	21,842	2,627,052
Compagnie de St. Gobain	155,049	9,530,119
Compagnie Generale de Geophysique SA (a)	70,490	2,906,723
Credit Agricole SA	458,887	9,774,345
Dassault Systemes SA	39,184	2,375,114
Eiffage SA (d)	20,528	1,368,360
Electricite de France	108,052	9,256,802
Eramet SA	2,686	1,479,989
Essilor International SA	113,445	6,059,285
Eurazeo SA	13,520	1,331,797
Eutelsat Communications	45,620	1,267,508
France Telecom SA	978,371	28,845,278
GDF Suez	599,350	34,641,130
Gecina SA	11,048	1,368,021
Groupe Danone	236,900	16,538,498
Hermes International SA (d)	37,353	5,329,360
ICADE	10,100	947,199
Imerys (d)	12,714	816,905
JC Decaux SA (d)	33,361	740,935
Klepierre SA	34,227	1,370,212
Common Stocks - continued
	Shares	Value
France - continued
L'Air Liquide SA	6,477	$ 788,714
L'Air Liquide SA	74,736	9,100,716
L'Air Liquide SA	56,030	6,822,858
L'Oreal SA	135,370	13,485,637
Lafarge SA	43,250	5,241,874
Lafarge SA (a)	28,286	3,428,246
Lafarge SA (Bearer)	6,000	727,196
Lagardere S.C.A. (Reg.)	64,037	3,588,473
Legrand SA	55,067	1,413,659
LVMH Moet Hennessy - Louis Vuitton	133,632	14,255,408
M6 Metropole Television SA	47,281	1,057,723
Michelin SA (Compagnie Generale des Etablissements) Series B	77,193	5,023,250
Natixis SA (d)	204,974	1,731,955
Neopost SA	16,483	1,725,466
PagesJaunes Groupe SA (d)	65,759	945,359
Pernod Ricard SA	91,243	8,566,331
Peugeot Citroen SA	80,785	3,853,866
Pinault Printemps-Redoute SA	41,133	4,810,309
Publicis Groupe SA	69,974	2,353,727
Renault SA	102,731	8,630,660
Safran SA (d)	118,331	2,107,330
Sanofi-Aventis	574,234	40,736,580
Schneider Electric SA	119,479	12,076,084
SCOR SE	93,322	2,158,893
Societe Generale Series A	249,048	24,149,038
Sodexho Alliance SA	52,996	3,596,367
Suez Environnement SA (a)	154,635	4,441,563
Technip SA	55,602	4,579,895
Television Francaise 1 SA	71,975	1,255,390
Thales SA	42,963	2,432,749
Total SA:
(strip VVPR) (a)	3,096	45
Series B	1,175,050	84,405,307
Unibail-Rodamco	44,562	9,289,763
Valeo SA	32,634	1,168,088
Vallourec SA	28,879	8,084,755
Veolia Environnement	194,837	10,475,161
VINCI SA	221,069	12,598,945
Vivendi	622,350	24,138,565
Wendel	13,351	1,477,903
Zodiac SA (d)	23,220	1,168,346
TOTAL FRANCE		623,009,205
Germany - 8.4%
Adidas-Salomon AG	103,913	6,105,029
Allianz AG (Reg.)	245,011	40,809,756
Arcandor AG (a)	48,767	387,025
BASF AG	522,391	30,177,740
Bayer AG (d)	417,836	33,105,134
Bayerische Motoren Werke AG (BMW)	175,306	7,200,624
Beiersdorf AG	45,023	2,618,743
Bilfinger Berger AG	20,916	1,476,146

	Shares	Value
Celesio AG	41,840	$ 1,605,013
Commerzbank AG	330,717	9,746,569
Continental AG (d)	79,161	8,599,073
Daimler AG (Reg.)	486,649	28,365,043
Deutsche Bank AG	272,789	23,165,489
Deutsche Boerse AG	107,574	10,228,964
Deutsche Lufthansa AG (Reg.)	109,292	2,355,989
Deutsche Post AG	464,796	10,909,320
Deutsche Postbank AG	45,882	3,003,894
Deutsche Telekom AG (Reg.)	1,535,868	25,429,176
E.ON AG	1,035,423	60,528,714
Fraport AG Frankfurt Airport Services Worldwide	19,293	1,243,867
Fresenius AG	19,026	1,597,021
Fresenius Medical Care AG	101,438	5,446,244
GEA Group AG	73,859	2,329,470
Hamburger Hafen und Logistik AG	14,672	920,327
Hannover Rueckversicherungs AG	27,796	1,189,417
HeidelbergCement AG	13,680	1,545,226
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	71,328	2,497,628
Hochtief AG	22,499	1,904,053
Hypo Real Estate Holding AG (d)	103,440	2,531,045
Infineon Technologies AG (a)	383,139	3,265,817
IVG Immobilien AG	48,221	889,174
K&S AG	80,090	9,728,009
Linde AG	68,874	8,689,996
MAN AG	58,072	5,694,866
Merck KGaA	33,283	3,820,517
Metro AG	80,606	4,496,856
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	110,199	17,164,679
Puma AG	3,762	1,186,734
Q-Cells AG (a)	31,097	3,132,571
Rheinmetall AG	19,428	1,241,456
RWE AG	243,932	26,347,468
Salzgitter AG	21,352	3,291,975
SAP AG	466,884	26,157,545
Siemens AG (Reg.)	468,976	50,902,757
SolarWorld AG	43,497	2,273,476
Thyssenkrupp AG	195,867	9,829,460
TUI AG (d)	127,879	2,549,377
United Internet AG	65,158	952,012
Volkswagen AG (d)	81,778	24,472,704
Wacker Chemie AG	8,871	1,636,294
TOTAL GERMANY		534,745,482
Greece - 0.6%
Alpha Bank AE	192,123	4,926,473
Coca-Cola Hellenic Bottling Co. SA	90,735	2,222,832
EFG Eurobank Ergasias SA	166,553	3,371,684
Greek Organization of Football Prognostics SA	120,453	4,240,765
Common Stocks - continued
	Shares	Value
Greece - continued
Hellenic Petroleum SA	66,967	$ 844,840
Hellenic Telecommunication Organization SA (OTE)	158,758	3,404,853
Marfin Financial Group Holdings SA	335,340	2,134,963
National Bank of Greece SA	262,132	11,651,397
Piraeus Bank SA	170,989	4,640,398
Public Power Corp. of Greece	67,888	1,716,902
Titan Cement Co. SA (Reg.)	30,761	1,145,269
TOTAL GREECE		40,300,376
Hong Kong - 2.0%
ASM Pacific Technology Ltd.	139,529	947,523
Bank of East Asia Ltd.	710,492	2,835,741
BOC Hong Kong Holdings Ltd.	2,097,566	4,703,304
Cathay Pacific Airways Ltd.	645,327	1,203,900
Cheung Kong Holdings Ltd.	781,449	11,234,218
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,265,318
Citic International Financial Holdings Ltd. (a)	934,000	753,940
CLP Holdings Ltd.	1,144,157	9,309,122
Esprit Holdings Ltd.	593,623	4,943,943
Hang Lung Group Ltd.	477,000	2,047,446
Hang Lung Properties Ltd.	1,147,423	3,675,470
Hang Seng Bank Ltd.	429,601	8,537,416
Henderson Land Development Co. Ltd.	539,963	3,286,298
Hong Kong & China Gas Co. Ltd.	2,130,615	4,810,168
Hong Kong Aircraft & Engineering Co.	43,200	483,499
Hong Kong Electric Holdings Ltd.	775,676	4,944,505
Hong Kong Exchanges & Clearing Ltd.	566,298	7,401,071
Hopewell Holdings Ltd.	312,000	1,197,294
Hutchison Whampoa Ltd.	1,128,158	10,544,951
Hysan Development Co. Ltd.	281,352	775,064
Kerry Properties Ltd.	319,681	1,540,118
Li & Fung Ltd.	1,177,623	3,628,864
Lifestyle International Holdings Ltd.	294,000	376,701
Link (REIT)	1,180,811	2,786,887
Mongolia Energy Corp. Ltd. (a)	1,718,000	1,595,918
MTR Corp. Ltd.	853,113	2,765,518
New World Development Co. Ltd.	1,295,015	1,991,156
Orient Overseas International Ltd.	143,400	495,173
PCCW Ltd.	2,531,751	1,589,522
Shangri-La Asia Ltd.	685,380	1,322,531
Shun Tak Holdings Ltd.	548,000	320,180
Sino Land Co.	806,380	1,427,898
Sun Hung Kai Properties Ltd.	742,141	10,231,706
Swire Pacific Ltd. (A Shares)	468,884	4,716,115
Television Broadcasts Ltd.	200,000	1,121,134
Wharf Holdings Ltd.	728,585	2,660,568
Wheelock & Co. Ltd.	412,000	983,994
Wing Hang Bank Ltd.	103,000	1,175,883

	Shares	Value
Wing Lung Bank Ltd.	54,100	$ 1,032,840
Yue Yuen Industrial Holdings Ltd.	474,500	1,322,345
TOTAL HONG KONG		127,985,242
Ireland - 0.4%
Allied Irish Banks PLC	439,518	5,540,980
Anglo Irish Bank Corp. PLC	331,052	2,889,539
Bank of Ireland	509,622	4,086,741
CRH PLC	277,838	7,342,454
Elan Corp. PLC (a)	242,397	3,278,487
Irish Life & Permanent PLC	121,671	1,124,636
Kerry Group PLC Class A	71,827	1,949,282
Ryanair Holdings PLC (a)	197,226	749,341
TOTAL IRELAND		26,961,460
Italy - 3.5%
A2A SpA	755,956	2,367,608
Alleanza Assicurazioni SpA	260,856	2,481,568
Assicurazioni Generali SpA	573,294	19,149,425
Atlantia SpA	142,736	3,785,709
Autogrill SpA	52,815	659,484
Banca Carige SpA (d)	416,861	1,396,087
Banca Monte dei Paschi di Siena SpA (d)	1,452,156	3,830,172
Banca Popolare di Milano	223,183	2,231,219
Banco Popolare Scarl	359,172	6,870,611
Bulgari SpA (d)	84,019	861,529
Enel SpA	2,343,956	21,576,376
ENI SpA	1,392,348	45,160,933
Fiat SpA	386,904	6,008,284
Finmeccanica SpA	157,856	4,235,358
Fondiaria-Sai SpA	28,718	798,028
IFIL Finanziaria di Partecipazioni SpA	151,820	992,852
Intesa Sanpaolo SpA	4,166,022	22,446,974
Italcementi SpA	38,500	541,281
Lottomatica SpA	35,597	1,098,688
Luxottica Group SpA (d)	75,890	1,903,887
Mediaset SpA	388,383	2,831,600
Mediobanca SpA	259,861	3,712,918
Mediolanum SpA (d)	100,728	438,413
Parmalat SpA	803,394	2,221,546
Pirelli & C SpA	1,430,544	969,524
Prysmian SpA	69,542	1,710,275
Saipem SpA	140,425	5,584,564
Snam Rete Gas SpA	467,478	2,926,853
Telecom Italia SpA	5,335,692	8,581,141
Terna SpA	653,589	2,631,858
UniCredit SpA	6,201,854	33,516,331
Unione di Banche Italiane Scpa	314,142	7,041,492
Unipol Gruppo Finanziario SpA	202,805	507,246
TOTAL ITALY		221,069,834
Common Stocks - continued
	Shares	Value
Japan - 20.6%
77 Bank Ltd.	209,223	$ 1,194,099
ACOM Co. Ltd.	36,770	1,024,165
Advantest Corp. (d)	92,190	1,926,082
Aeon Co. Ltd.	348,900	4,001,533
Aeon Credit Service Co. Ltd.	41,400	470,888
Aeon Mall Co. Ltd.	32,500	931,539
Aiful Corp. (d)	37,805	305,566
Aioi Insurance Co. Ltd.	243,000	1,196,363
Aisin Seiki Co. Ltd.	101,500	2,672,230
Ajinomoto Co., Inc.	332,866	3,033,057
Alfresa Holdings Corp.	14,600	949,493
All Nippon Airways Co. Ltd.	392,000	1,450,133
Alps Electric Co. Ltd.	102,277	924,423
Amada Co. Ltd.	243,000	1,471,925
Aozora Bank Ltd.	333,000	648,987
Asahi Breweries Ltd.	226,903	4,203,070
Asahi Glass Co. Ltd.	541,677	5,750,724
Asahi Kasei Corp.	639,727	3,004,610
Asics Corp.	92,000	810,583
Astellas Pharma, Inc.	270,300	12,175,359
Bank of Kyoto Ltd.	159,000	1,658,362
Bank of Yokohama Ltd.	660,084	3,535,855
Benesse Corp.	35,400	1,552,115
Bridgestone Corp.	318,379	5,356,397
Brother Industries Ltd.	116,300	1,301,872
Canon Marketing Japan, Inc.	44,100	723,797
Canon, Inc.	584,744	26,223,322
Casio Computer Co. Ltd.	135,600	1,509,142
Central Japan Ry Co.	880	9,141,745
Chiba Bank Ltd.	410,674	2,250,550
Chubu Electric Power Co., Inc.	347,964	8,292,069
Chugai Pharmaceutical Co. Ltd.	111,225	1,837,287
Chugokun Electric Power Co.	127,300	2,864,709
Chuo Mitsui Trust Holdings, Inc.	515,300	2,841,075
Citizen Holdings Co. Ltd.	155,966	1,077,110
Coca-Cola West Japan Co. Ltd.	32,700	756,284
Cosmo Oil Co. Ltd.	276,000	806,157
Credit Saison Co. Ltd.	88,052	1,773,976
CSK Holdings Corp.	32,400	511,191
Dai Nippon Printing Co. Ltd.	330,242	4,662,738
Daicel Chemical Industries Ltd.	150,000	760,689
Daido Steel Co. Ltd.	168,000	931,905
Daihatsu Motor Co. Ltd.	130,000	1,600,365
Daiichi Sankyo Co. Ltd.	366,570	11,028,744
Daikin Industries Ltd.	140,194	4,725,937
Dainippon Sumitomo Pharma Co. Ltd.	77,000	682,383
Daito Trust Construction Co.	51,363	2,129,397
Daiwa House Industry Co. Ltd.	256,184	2,517,545
Daiwa Securities Group, Inc.	720,985	5,566,574
DeNA Co. Ltd. (a)	139	678,196
Denki Kagaku Kogyo KK	242,358	683,388
Denso Corp.	259,938	6,738,811

	Shares	Value
Dentsu, Inc.	938	$ 1,886,321
Dic Corp.	323,995	718,074
Dowa Holdings Co. Ltd.	139,168	775,348
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	18,365
East Japan Railway Co.	1,785	14,198,662
Eisai Co. Ltd.	138,778	5,519,302
Electric Power Development Co. Ltd.	71,980	2,646,439
Elpida Memory, Inc. (a)(d)	63,400	1,365,225
FamilyMart Co. Ltd.	30,400	1,231,344
Fanuc Ltd.	101,872	7,579,462
Fast Retailing Co. Ltd.	25,000	2,523,518
Fuji Electric Holdings Co. Ltd.	325,153	765,764
Fuji Heavy Industries Ltd.	308,000	1,760,796
Fuji Television Network, Inc.	186	266,984
Fujifilm Holdings Corp.	259,605	7,143,615
Fujitsu Ltd.	1,005,075	6,947,256
Fukuoka Financial Group, Inc.	403,300	1,418,688
Furukawa Electric Co. Ltd.	383,790	1,979,130
Gunma Bank Ltd.	200,663	1,129,590
Hakuhodo DY Holdings, Inc. (d)	10,980	559,649
Hankyu Hanshin Holdings, Inc.	653,200	2,877,146
Haseko Corp.	716,000	726,762
Hikari Tsushin, Inc.	16,700	425,138
Hino Motors Ltd.	165,000	803,682
Hirose Electric Co. Ltd.	17,098	1,658,462
Hiroshima Bank Ltd.	264,000	988,594
Hisamitsu Pharmaceutical Co., Inc.	32,900	1,461,369
Hitachi Chemical Co. Ltd.	60,800	1,106,105
Hitachi Construction Machinery Co. Ltd.	55,000	1,285,791
Hitachi High-Technologies Corp.	35,400	652,852
Hitachi Ltd.	1,839,271	13,546,750
Hitachi Metals Ltd.	98,000	1,455,232
Hokkaido Electric Power Co., Inc.	99,000	2,212,291
Hokuhoku Financial Group, Inc.	658,715	1,574,861
Hokuriku Electric Power Co., Inc.	85,400	2,128,855
Honda Motor Co. Ltd.	891,060	28,940,877
Hoya Corp.	217,816	4,440,411
Ibiden Co. Ltd.	74,200	2,188,473
Idemitsu Kosan Co., Ltd.	10,900	968,045
Inpex Holdings, Inc.	441	4,802,349
Isetan Mitsukoshi Holdings Ltd.	174,287	1,942,677
Ishikawajima-Harima Heavy Industries Co. Ltd.	639,185	1,094,185
Isuzu Motors Ltd.	697,000	2,611,094
Ito En Ltd. (d)	29,200	446,875
Itochu Corp.	802,986	6,460,134
ITOCHU Techno-Solutions Corp.	17,200	472,001
Iyo Bank Ltd.	129,000	1,368,963
J Front Retailing Co. Ltd.	271,800	1,469,496
JAFCO Co. Ltd.	20,500	703,383
Japan Airlines Corp. (a)	425,420	903,033
Japan Petroleum Exploration Co. Ltd.	12,000	796,707
Japan Prime Realty Investment Corp.	308	667,025
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Real Estate Investment Corp.	233	$ 2,173,248
Japan Retail Fund Investment Corp.	180	745,086
Japan Steel Works Ltd.	189,000	3,255,098
Japan Tobacco, Inc.	2,446	11,609,031
JFE Holdings, Inc.	280,975	11,874,548
JGC Corp.	125,117	2,396,014
Joyo Bank Ltd.	362,941	1,671,089
Js Group Corp.	157,359	2,136,291
JSR Corp.	104,316	1,797,209
JTEKT Corp.	128,200	1,634,443
Jupiter Telecommunications Co.	1,726	1,310,185
Kajima Corp.	441,317	1,358,589
Kamigumi Co. Ltd.	168,663	1,301,841
Kaneka Corp.	132,559	832,573
Kansai Electric Power Co., Inc.	408,336	10,020,517
Kansai Paint Co. Ltd.	121,000	763,400
Kao Corp.	278,750	7,892,613
Kawasaki Heavy Industries Ltd.	744,945	1,642,578
Kawasaki Kisen Kaisha Ltd.	339,000	2,403,532
KDDI Corp.	1,506	8,770,149
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,158,454
Keio Corp.	234,410	1,303,648
Keisei Electric Railway Co.	156,000	862,424
Keyence Corp.	20,100	4,066,031
Kikkoman Corp.	108,849	1,346,906
Kinden Corp.	66,000	630,517
Kintetsu Corp. (d)	858,100	2,666,672
Kirin Holdings Co. Ltd.	440,256	6,587,353
Kobe Steel Ltd.	1,413,000	3,379,397
Komatsu Ltd.	488,845	10,231,751
Konami Corp.	49,900	1,523,865
Konica Minolta Holdings, Inc.	254,000	3,500,993
Kubota Corp.	593,864	4,146,648
Kuraray Co. Ltd.	216,986	2,261,254
Kuraya Sanseido, Inc.	69,800	1,049,255
Kurita Water Industries Ltd.	57,900	1,884,193
Kyocera Corp.	84,102	7,048,930
Kyowa Hakko Kogyo Co. Ltd.	169,689	1,855,770
Kyushu Electric Power Co., Inc.	216,770	4,773,426
Lawson, Inc.	36,116	1,655,427
Leopalace21 Corp.	87,600	891,743
Mabuchi Motor Co. Ltd.	16,821	785,452
Makita Corp.	61,100	1,579,479
Marubeni Corp.	902,244	5,582,778
Marui Group Co. Ltd.	146,849	1,073,195
Maruichi Steel Tube Ltd.	20,700	617,048
Matsushita Electric Industrial Co. Ltd.	1,023,073	21,029,052
Matsushita Electric Works Co. Ltd.	239,000	2,209,213
Mazda Motor Corp.	548,000	2,917,045
Meiji Dairies Corp.	137,000	782,362
Minebea Co. Ltd.	191,008	837,634

	Shares	Value
Mitsubishi Chemical Holdings Corp.	669,775	$ 3,789,404
Mitsubishi Corp.	735,302	20,198,994
Mitsubishi Electric Corp.	1,045,106	8,863,844
Mitsubishi Estate Co. Ltd.	631,723	13,954,704
Mitsubishi Gas Chemical Co., Inc.	195,867	1,109,417
Mitsubishi Heavy Industries Ltd.	1,721,256	8,221,026
Mitsubishi Logistics Corp.	55,000	623,783
Mitsubishi Materials Corp.	631,937	2,242,524
Mitsubishi Motors Corp. of Japan (a)(d)	1,975,000	2,950,296
Mitsubishi Rayon Co. Ltd.	268,312	724,110
Mitsubishi Tanabe Pharma Corp.	125,000	1,751,393
Mitsubishi UFJ Financial Group, Inc.	5,589,130	42,485,277
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,360	1,028,007
Mitsui & Co. Ltd.	917,123	15,637,066
Mitsui Chemicals, Inc.	347,683	1,716,124
Mitsui Engineering & Shipbuilding Co. (d)	361,000	725,280
Mitsui Fudosan Co. Ltd.	444,677	9,267,157
Mitsui Mining & Smelting Co. Ltd.	240,154	639,917
Mitsui O.S.K. Lines Ltd.	611,285	7,245,328
Mitsui Sumitomo Insurance Group Holdings, Inc.	215,642	7,073,190
Mitsumi Electric Co. Ltd.	47,300	1,261,414
Mizuho Financial Group, Inc.	5,242	22,315,733
Mizuho Trust & Banking Co. Ltd. (d)	729,000	1,049,820
Murata Manufacturing Co. Ltd.	121,754	5,350,340
Namco Bandai Holdings, Inc.	99,450	1,223,173
NEC Corp.	1,120,951	5,166,080
NEC Electronics Corp. (a)(d)	22,300	564,764
NGK Insulators Ltd.	138,309	1,659,992
NGK Spark Plug Co. Ltd.	88,000	972,514
NHK Spring Co. Ltd.	72,000	484,132
Nidec Corp.	55,642	3,740,304
Nikon Corp.	180,838	5,869,580
Nintendo Co. Ltd.	53,796	26,295,484
Nippon Building Fund, Inc.	300	3,246,308
Nippon Electric Glass Co. Ltd.	179,000	2,387,791
Nippon Express Co. Ltd.	505,546	2,363,909
Nippon Meat Packers, Inc.	90,740	1,473,258
Nippon Mining Holdings, Inc.	490,000	2,721,875
Nippon Oil Corp.	653,129	4,073,692
Nippon Paper Group, Inc.	434	1,239,504
Nippon Sheet Glass Co. Ltd.	400,000	2,048,495
Nippon Steel Corp.	2,741,661	13,006,011
Nippon Telegraph & Telephone Corp.	2,721	13,377,433
Nippon Yusen KK	627,578	5,008,464
Nipponkoa Insurance Co. Ltd.	327,000	2,145,522
Nishi-Nippon City Bank Ltd.	456,000	1,191,305
Nissan Chemical Industries Co. Ltd.	86,000	942,231
Nissan Motor Co. Ltd.	1,189,748	9,037,849
Nisshin Seifun Group, Inc.	70,090	967,125
Nisshin Steel Co. Ltd.	353,000	943,161
Nisshinbo Industries, Inc.	75,000	825,799
Nissin Food Products Co. Ltd.	44,323	1,463,825
Common Stocks - continued
	Shares	Value
Japan - continued
Nitori Co. Ltd.	21,200	$ 1,177,375
Nitto Denko Corp.	88,494	2,656,480
NOK Corp.	53,600	768,161
Nomura Holdings, Inc.	981,747	13,020,101
Nomura Real Estate Holdings, Inc.	42,800	877,139
Nomura Real Estate Office Fund, Inc.	131	940,421
Nomura Research Institute Ltd.	50,900	1,155,054
NSK Ltd.	241,576	1,728,202
NTN Corp.	237,611	1,320,962
NTT Data Corp.	647	2,655,785
NTT DoCoMo, Inc.	8,286	13,059,485
NTT Urban Development Co.	748	998,226
Obayashi Corp.	309,704	1,432,609
Obic Co. Ltd.	5,580	985,736
Odakyu Electric Railway Co. Ltd.	334,000	2,303,550
Oji Paper Co. Ltd.	494,352	2,582,684
Okuma Corp.	79,000	567,869
Olympus Corp.	122,429	3,977,874
Omron Corp.	110,860	1,948,758
Ono Pharmaceutical Co. Ltd.	47,200	2,471,647
Onward Holdings Co. Ltd.	77,000	836,255
Oracle Corp. Japan (d)	28,300	1,233,236
Oriental Land Co. Ltd.	27,856	1,831,720
ORIX Corp.	50,028	6,094,800
Osaka Gas Co. Ltd.	1,116,525	4,062,482
Osaka Titanium Technolo Co. Ltd. (d)	7,800	298,950
Otsuka Corp.	8,500	609,730
Pioneer Corp.	83,438	633,382
Promise Co. Ltd. (d)	32,225	722,253
Rakuten, Inc.	3,692	2,056,490
Resona Holdings, Inc. (d)	2,989	3,479,098
Ricoh Co. Ltd.	356,770	5,889,339
Rohm Co. Ltd.	54,244	3,123,136
Sankyo Co. Ltd. (Gunma)	32,900	1,557,839
Santen Pharmaceutical Co. Ltd.	41,600	1,125,935
Sanyo Electric Co. Ltd. (a)	889,382	1,773,456
Sapporo Breweries Ltd.	146,578	1,068,682
Sapporo Hokuyo Holdings, Inc.	163	877,359
SBI Holdings, Inc.	9,841	1,764,822
Secom Co. Ltd.	111,467	5,135,087
Sega Sammy Holdings, Inc.	91,700	869,808
Seiko Epson Corp.	70,400	2,031,106
Sekisui Chemical Co. Ltd.	225,293	1,395,418
Sekisui House Ltd.	250,467	2,367,250
Seven & I Holdings Co. Ltd.	476,800	13,888,657
Sharp Corp.	531,675	6,764,843
Shikoku Electric Power Co., Inc.	86,400	2,308,047
Shimadzu Corp.	169,000	1,583,964
Shimamura Co. Ltd.	8,600	481,647
SHIMANO, Inc.	35,600	1,439,337
SHIMIZU Corp.	345,416	1,457,220
Shin-Etsu Chemical Co. Ltd.	221,562	12,326,101

	Shares	Value
Shinko Electric Industries Co.Ltd.	34,500	$ 480,249
Shinko Securities Co. Ltd.	337,000	979,270
Shinsei Bank Ltd.	837,000	2,846,218
Shionogi & Co. Ltd.	161,091	3,631,787
Shiseido Co. Ltd.	173,950	4,073,011
Shizuoka Bank Ltd.	322,274	3,229,145
Showa Denko KK	656,336	1,745,018
Showa Shell Sekiyu KK	93,300	1,054,813
SMC Corp.	31,971	3,287,178
Softbank Corp.	407,330	6,724,104
Sojitz Corp.	647,600	1,847,859
Sompo Japan Insurance, Inc.	446,712	4,027,965
Sony Corp.	547,585	20,933,979
Sony Financial Holdings, Inc.	469	1,741,056
Square Enix Co. Ltd. (d)	35,300	1,163,693
Stanley Electric Co. Ltd.	79,925	1,610,204
Sumco Corp.	69,500	1,376,900
Sumitomo Chemical Co. Ltd.	834,334	5,119,803
Sumitomo Corp.	617,242	7,690,445
Sumitomo Electric Industries Ltd.	406,906	4,669,690
Sumitomo Heavy Industries Ltd.	322,822	1,569,804
Sumitomo Metal Industries Ltd.	2,111,966	9,330,156
Sumitomo Metal Mining Co. Ltd.	296,065	3,772,195
Sumitomo Mitsui Financial Group, Inc.	3,632	21,989,945
Sumitomo Realty & Development Co. Ltd.	209,000	4,160,595
Sumitomo Rubber Industries Ltd.	75,000	598,357
Sumitomo Trust & Banking Co. Ltd.	770,344	4,598,583
Suzuken Co. Ltd.	34,560	1,241,559
Suzuki Motor Corp.	203,500	4,289,067
T&D Holdings, Inc.	100,850	5,291,963
Taiheiyo Cement Corp.	398,684	653,857
Taisei Corp.	466,594	1,062,197
Taisho Pharmaceutical Co. Ltd.	83,524	1,771,748
Taiyo Nippon Sanso Corp.	132,000	1,177,729
Takashimaya Co. Ltd.	178,000	1,521,734
Takeda Pharmaceutical Co. Ltd.	453,142	23,673,356
Takefuji Corp. (d)	61,941	820,454
TDK Corp.	66,725	3,865,525
Teijin Ltd.	510,341	1,635,324
Terumo Corp.	84,712	4,712,944
The Chugoku Bank Ltd.	91,000	1,189,875
The Hachijuni Bank Ltd.	235,000	1,362,891
The Suruga Bank Ltd.	115,000	1,232,261
THK Co. Ltd.	59,000	958,673
Tobu Railway Co. Ltd.	405,297	1,840,593
Toho Co. Ltd.	55,554	1,174,375
Toho Gas Co. Ltd.	271,000	1,525,047
Toho Titanium Co. Ltd. (d)	13,400	198,263
Tohoku Electric Power Co., Inc.	214,690	5,115,611
Tokai Rika Co. Ltd.	28,200	408,894
Tokio Marine Holdings, Inc.	381,900	12,812,745
Tokuyama Corp.	101,000	683,149
Tokyo Broadcasting System, Inc.	17,300	283,420
Tokyo Electric Power Co.	670,618	19,133,939
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	90,318	$ 5,110,208
Tokyo Gas Co. Ltd.	1,207,395	5,037,810
Tokyo Steel Manufacturing Co. Ltd.	60,500	638,805
Tokyo Tatemono Co. Ltd.	151,000	725,044
Tokyu Corp.	678,954	3,483,582
Tokyu Land Corp.	237,000	999,880
TonenGeneral Sekiyu KK (d)	141,856	1,141,445
Toppan Printing Co. Ltd.	298,013	2,686,158
Toray Industries, Inc.	773,883	3,406,968
Toshiba Corp.	1,676,880	9,353,792
Tosoh Corp.	287,816	1,045,503
Toto Ltd. (d)	157,185	1,165,553
Toyo Seikan Kaisha Ltd.	104,200	1,888,568
Toyo Suisan Kaisha Ltd.	45,000	1,122,269
Toyoda Gosei Co. Ltd.	38,100	849,093
Toyota Boshoku Corp.	39,500	638,590
Toyota Industries Corp.	95,086	2,739,057
Toyota Motor Corp.	1,472,351	65,696,950
Toyota Tsusho Corp.	114,300	1,954,505
Trend Micro, Inc. (d)	55,500	1,878,394
Ube Industries Ltd.	503,605	1,800,451
Uni-Charm Corp.	21,860	1,626,345
UNY Co. Ltd.	98,000	1,080,401
Ushio, Inc.	59,500	901,177
USS Co. Ltd.	14,140	972,726
West Japan Railway Co.	897	4,334,774
Yahoo! Japan Corp.	8,419	3,226,737
Yakult Honsha Co. Ltd.	47,366	1,347,966
Yamada Denki Co. Ltd.	46,555	3,344,726
Yamaguchi Financial Group, Inc.	107,000	1,228,385
Yamaha Corp.	82,343	1,445,723
Yamaha Motor Co. Ltd.	126,300	1,945,763
Yamato Holdings Co. Ltd.	216,232	2,550,520
Yamato Kogyo Co. Ltd.	27,500	1,002,288
Yamazaki Baking Co. Ltd.	55,000	648,909
Yaskawa Electric Corp.	166,000	1,159,578
Yokogawa Electric Corp.	108,200	786,237
TOTAL JAPAN		1,301,537,005
Luxembourg - 0.7%
Acergy SA	113,800	1,957,841
ArcelorMittal SA (France)	469,619	37,035,672
Millicom International Cellular SA unit	38,150	3,021,864
SES SA FDR (France) unit	153,028	3,703,993
TOTAL LUXEMBOURG		45,719,370
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,917,000	1,317,395
Netherlands - 2.8%
Aegon NV	754,431	8,903,502
Akzo Nobel NV	136,800	8,380,345
ASML Holding NV (Netherlands)	232,405	5,480,359

	Shares	Value
Corio NV	23,283	$ 1,719,363
EADS NV (d)	178,623	4,016,935
Fugro NV (Certificaten Van Aandelen) unit	29,776	2,304,552
Heineken Holding NV (A Shares)	66,200	2,943,467
Heineken NV (Bearer)	127,985	6,015,433
ING Groep NV (Certificaten Van Aandelen)	1,020,250	31,783,051
James Hardie Industries NV unit	232,144	930,765
Koninklijke Ahold NV	655,613	8,203,740
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen)	30,000	1,780,144
Koninklijke KPN NV	1,002,291	17,055,605
Koninklijke Philips Electronics NV	595,534	19,347,657
Randstad Holdings NV	53,212	1,639,246
Reed Elsevier NV	337,975	5,666,907
Royal DSM NV	72,529	4,184,571
SBM Offshore NV	79,084	1,920,003
SNS Reaal	70,218	1,171,182
STMicroelectronics NV	345,778	4,516,106
TNT NV	209,829	7,849,121
TomTom Group BV (a)	36,827	913,535
Unilever NV (Certificaten Van Aandelen)	872,741	24,126,639
Wolters Kluwer NV (Certificaten Van Aandelen)	159,021	3,884,043
TOTAL NETHERLANDS		174,736,271
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	503,643
Contact Energy Ltd.	185,189	1,083,416
Fletcher Building Ltd.	275,902	1,444,210
Sky City Entertainment Group Ltd.	289,621	729,636
Telecom Corp. of New Zealand Ltd.	886,478	2,028,568
TOTAL NEW ZEALAND		5,789,473
Norway - 0.9%
Aker Solutions ASA	95,050	2,186,437
DnB Nor ASA	374,459	4,356,904
Norsk Hydro ASA	391,130	4,183,054
Orkla ASA (A Shares)	445,745	5,745,238
Petroleum Geo-Services ASA (a)	88,300	1,909,053
Renewable Energy Corp. AS (a)	81,600	2,535,330
StatoilHydro ASA	695,281	21,474,326
Storebrand ASA (A Shares)	179,967	1,405,370
Telenor ASA	468,508	7,394,949
Yara International ASA	102,167	6,367,541
TOTAL NORWAY		57,558,202
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	1,290,444	2,233,760
Banco Espirito Santo SA (BES) (Reg.)	106,143	1,373,331
BPI-SGPS SA (d)	153,390	516,411
Brisa Auto-Estradas de Portugal SA (d)	166,305	1,546,714
Cimpor-Cimentos de Portugal SGPS SA (d)	130,597	820,917
Common Stocks - continued
	Shares	Value
Portugal - continued
Energias de Portugal SA	988,937	$ 5,034,002
Jeronimo Martins SGPS SA	120,000	1,026,278
Portugal Telecom SGPS SA (Reg.)	379,825	3,978,296
Sonae SGPS SA	351,130	357,988
ZON MULTIMEDIA - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (d)	100,950	793,755
TOTAL PORTUGAL		17,681,452
Singapore - 1.1%
Ascendas Real Estate Investment Trust (A-REIT)	586,100	951,260
CapitaCommercial Trust (REIT)	595,000	713,782
CapitaLand Ltd.	900,000	2,781,737
CapitaMall Trust	788,000	1,529,179
City Developments Ltd.	275,000	2,018,206
ComfortDelgro Corp. Ltd.	1,139,784	1,214,504
Cosco Corp. Singapore Ltd.	462,000	749,841
DBS Group Holdings Ltd.	607,361	7,748,985
Fraser & Neave Ltd.	493,150	1,527,718
Jardine Cycle & Carriage Ltd.	85,267	1,073,434
Keppel Corp. Ltd.	641,000	4,496,182
Keppel Land Ltd.	191,000	522,955
Neptune Orient Lines Ltd.	230,000	366,805
Olam International Ltd. (d)	574,800	855,852
Oversea-Chinese Banking Corp. Ltd.	1,312,968	7,495,527
Parkway Holdings Ltd.	583,362	922,116
SembCorp Industries Ltd.	493,130	1,447,619
SembCorp Marine Ltd.	481,800	1,291,962
Singapore Airlines Ltd.	293,425	3,151,456
Singapore Exchange Ltd.	461,000	2,065,733
Singapore Press Holdings Ltd.	817,021	2,375,363
Singapore Technologies Engineering Ltd.	662,161	1,317,687
Singapore Telecommunications Ltd.	4,306,827	10,728,318
United Overseas Bank Ltd.	672,846	9,021,293
UOL Group Ltd.	414,984	849,237
Venture Corp. Ltd.	107,808	763,808
Wilmar International Ltd. (d)	465,000	1,246,913
Yanlord Land Group Ltd.	339,000	382,754
TOTAL SINGAPORE		69,610,226
Spain - 3.9%
Abertis Infraestructuras SA	148,483	3,077,756
Acerinox SA (d)	77,561	1,471,151
Actividades de Construccion y Servicios SA (ACS)	111,168	4,949,414
Banco Bilbao Vizcaya Argentaria SA	1,917,831	32,358,964
Banco de Sabadell SA (d)	492,088	3,840,340
Banco Popular Espanol SA (Reg.) (d)	445,711	4,727,233
Banco Santander SA	3,406,678	57,907,480
Bankinter SA	141,913	1,513,463
Cintra Concesiones de Infrastructuras de Transporte SA (d)	102,758	1,195,375
Corporacion Mapfre SA (Reg.)	279,642	1,341,422

	Shares	Value
Criteria CaixaCorp, SA	438,725	$ 2,233,249
EDP Renovaveis SA	9,880	101,019
Enagas SA	88,589	2,258,629
Fomento Construcciones y Contratas SA (FOCSA)	22,033	1,108,944
Gamesa Corporacion Tecnologica, SA	100,127	4,754,548
Gas Natural SDG SA Series E	60,438	2,806,961
Gestevision Telecinco SA (d)	44,817	578,550
Grifols SA	74,398	2,215,504
Grupo Acciona SA	15,962	3,189,185
Grupo Ferrovial SA (d)	32,656	1,640,258
Iberdrola Renovables SA	482,388	3,085,306
Iberdrola SA	1,917,697	23,180,485
Iberia Lineas Aereas de Espana SA	226,270	673,811
Inditex SA (d)	117,712	5,501,509
Indra Sistemas SA	57,627	1,480,224
Promotora de Informaciones SA (PRISA) (d)	43,982	384,536
Red Electrica Corporacion SA	59,607	3,525,601
Repsol YPF SA	416,332	12,876,476
Telefonica SA	2,305,163	56,953,300
Union Fenosa SA	206,911	5,266,212
Vallehermoso SA (d)	37,575	684,047
Zardoya Otis SA	74,583	1,513,134
TOTAL SPAIN		248,394,086
Sweden - 2.1%
Alfa Laval AB	199,000	2,729,957
Assa Abloy AB (B Shares) (d)	154,643	2,217,336
Atlas Copco AB:
(A Shares)	357,960	5,021,605
(B Shares)	231,110	2,973,420
Boliden AB	163,750	1,033,083
Electrolux AB (B Shares) (d)	130,569	1,679,878
Getinge AB (B Shares)	106,136	2,426,690
H&M Hennes & Mauritz AB (B Shares)	267,221	13,255,010
Holmen AB (B Shares) (d)	28,800	921,875
Husqvarna AB (B Shares) (d)	126,469	1,024,306
Investor AB (B Shares)	240,200	5,073,048
Lundin Petroleum AB (a)	113,400	1,239,258
Modern Times Group MTG AB (B Shares)	25,800	1,369,745
Nordea Bank AB	1,126,673	15,002,048
Sandvik AB	514,630	6,421,707
Scania AB (B Shares)	190,916	2,744,832
Securitas AB (B Shares)	169,008	2,292,318
Skandinaviska Enskilda Banken AB (A Shares)	251,075	4,504,888
Skanska AB (B Shares)	202,269	2,555,327
SKF AB (B Shares)	191,400	2,907,552
SSAB Svenskt Stal AB:
(A Shares)	100,046	2,450,283
(B Shares)	43,508	947,556
Svenska Cellulosa AB (SCA) (B Shares)	301,612	3,436,335
Svenska Handelsbanken AB (A Shares)	264,064	6,365,010
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares) (d)	181,400	$ 3,198,513
Swedish Match Co.	134,750	2,663,167
TELE2 AB (B Shares)	157,259	2,425,482
Telefonaktiebolaget LM Ericsson (B Shares)	1,594,714	18,202,665
TeliaSonera AB	1,196,135	8,362,117
Volvo AB (B Shares)	607,010	6,915,804
TOTAL SWEDEN		132,360,815
Switzerland - 7.3%
ABB Ltd. (Reg.)	1,205,171	29,702,453
Actelion Ltd. (Reg.) (a)	55,349	3,181,613
Adecco SA (Reg.)	73,289	3,454,140
ARYZTA AG (a)	45,120	2,347,781
Baloise Holdings AG (Reg.)	29,422	2,524,863
Compagnie Financiere Richemont unit	279,039	16,305,993
Credit Suisse Group (Reg.)	573,476	26,598,162
EFG International	29,984	912,154
Geberit AG (Reg.)	22,328	3,254,308
Givaudan AG	3,927	3,273,689
Holcim Ltd. (Reg.)	118,551	8,542,519
Julius Baer Holding AG	116,042	7,091,924
Kuehne & Nagel International AG	33,261	2,642,878
Lindt & Spruengli AG (participation certificate)	576	1,477,661
Logitech International SA (Reg.) (a)	91,601	2,441,743
Lonza Group AG	27,398	3,876,324
Nestle SA (Reg.)	2,136,878	94,308,274
Nobel Biocare Holding AG (Switzerland)	70,606	2,376,188
Novartis AG (Reg.)	1,293,323	72,045,855
Oc Oerlikon Corp. AG (Reg.) (a)	3,613	848,130
Pargesa Holding SA	16,816	1,740,850
Roche Holding AG (participation certificate)	382,515	64,609,326
Schindler Holding AG (participation certificate)	30,666	2,116,433
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,660	3,417,999
Sonova Holding AG	25,693	1,866,546
Straumann Holding AG	5,371	1,440,054
Sulzer AG (Reg.)	15,900	1,963,676
Swiss Life Holding AG	19,359	3,533,562
Swiss Reinsurance Co. (Reg.)	192,570	11,882,611
Swisscom AG (Reg.)	13,248	4,255,794
Syngenta AG (Switzerland)	57,547	15,439,711
The Swatch Group AG:
(Bearer)	18,340	4,330,185
(Reg.)	28,374	1,280,592
UBS AG (For. Reg.)	1,584,865	34,447,251
Zurich Financial Services AG (Reg.)	79,582	20,849,443
TOTAL SWITZERLAND		460,380,685

	Shares	Value
United Kingdom - 21.0%
3i Group PLC	191,188	$ 3,203,731
Alliance & Leicester PLC	190,559	1,136,457
AMEC PLC	174,822	2,692,133
Anglo American PLC (United Kingdom)	712,596	38,075,977
Antofagasta PLC	220,985	2,494,869
Associated British Foods PLC	214,169	3,147,782
AstraZeneca PLC (United Kingdom)	786,512	38,334,481
Aviva PLC	1,414,525	13,262,937
BAE Systems PLC	1,909,610	16,704,352
Balfour Beatty PLC	249,994	1,879,305
Barclays PLC	4,361,427	27,901,366
Berkeley Group Holdings PLC unit	44,096	683,868
BG Group PLC	1,804,180	40,079,960
BHP Billiton PLC	1,196,196	37,451,500
BP PLC	10,237,112	98,370,470
British Airways PLC	297,921	1,362,757
British American Tobacco PLC	826,876	27,928,423
British Energy Group PLC	564,221	7,572,961
British Land Co. PLC	268,286	3,742,716
British Sky Broadcasting Group PLC (BSkyB)	643,561	5,465,367
BT Group PLC	4,193,434	13,157,975
Bunzl PLC	154,773	2,016,717
Burberry Group PLC	270,236	2,211,227
Cable & Wireless PLC	1,330,151	4,302,719
Cadbury PLC	743,500	8,556,537
Cairn Energy PLC (a)	70,013	3,799,681
Capita Group PLC	284,540	3,671,304
Carnival PLC	83,844	2,873,672
Carphone Warehouse Group PLC	188,870	683,919
Centrica PLC	1,904,040	11,355,321
Cobham PLC	582,683	2,444,982
Compass Group PLC	971,475	6,488,575
Daily Mail & General Trust PLC Class A	162,018	1,096,897
Diageo PLC	1,329,871	24,555,222
Drax Group PLC	185,000	2,516,780
Enterprise Inns PLC	251,870	1,393,089
Eurasian Natural Resources Corp. PLC	172,914	3,166,941
Experian PLC	534,859	4,037,807
FirstGroup PLC	260,362	2,880,116
Friends Provident PLC	1,442,399	2,602,342
G4S PLC (United Kingdom)	630,764	2,684,093
Genting International PLC (a)(d)	1,721,000	619,371
GKN PLC	400,495	1,793,636
GlaxoSmithKline PLC	2,954,867	69,513,325
Hammerson PLC	154,457	2,679,713
Hays PLC	948,674	1,651,065
HBOS PLC	2,799,760	16,110,457
Home Retail Group PLC	455,895	2,108,213
HSBC Holdings PLC (United Kingdom) (Reg.)	6,432,616	101,190,430
Icap PLC	266,711	2,311,187
IMI PLC	211,274	1,928,979
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	524,042	$ 17,304,856
Inchcape PLC	187,424	883,790
InterContinental Hotel Group PLC	155,271	2,105,266
International Power PLC	812,656	5,853,590
Invensys PLC (a)	452,871	2,323,254
Investec PLC	223,317	1,640,101
ITV PLC	1,895,460	1,547,520
J Sainsbury PLC	835,626	5,295,693
Johnson Matthey PLC	107,772	3,197,452
Kazakhmys PLC	115,397	2,717,069
Kingfisher PLC	1,136,740	2,765,579
Land Securities Group PLC	260,313	6,451,764
Legal & General Group PLC	3,201,296	5,863,212
Liberty International PLC	138,721	2,488,867
Lloyds TSB Group PLC	3,073,342	17,012,608
LogicaCMG PLC	810,055	1,981,858
London Stock Exchange Group PLC	84,691	1,223,923
Lonmin PLC	84,647	5,366,730
Man Group PLC	923,328	9,574,409
Marks & Spencer Group PLC	910,976	4,353,777
Meggitt PLC	373,783	1,568,422
Meinl European Land Ltd. (a)	163,701	1,668,981
Mitchells & Butlers PLC	227,088	1,184,632
Mondi PLC	207,093	1,233,175
National Express Group PLC Class L	60,703	1,150,502
National Grid PLC	1,375,910	17,915,790
NEXT PLC	109,719	2,121,490
Old Mutual PLC	2,745,756	4,883,773
Pearson PLC	400,743	4,958,832
Persimmon PLC	160,366	1,091,558
Prudential PLC	1,316,194	13,144,503
Reckitt Benckiser Group PLC	333,872	16,908,779
Reed Elsevier PLC	564,718	6,426,992
Rentokil Initial PLC	951,170	1,261,057
Rexam PLC	314,919	2,330,068
Rio Tinto PLC (Reg.)	540,384	51,285,327
Rolls-Royce Group PLC	970,314	7,033,414
Royal & Sun Alliance Insurance Group PLC	1,688,675	4,640,782
Royal Bank of Scotland Group PLC	8,682,452	37,144,259
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,931,139	67,605,902
Class B	1,474,652	50,695,617
SABMiller PLC	476,923	10,264,596
Sage Group PLC	678,943	2,598,342
Schroders PLC	76,285	1,411,071
Scottish & Southern Energy PLC	455,578	12,013,650
Segro PLC	231,621	1,853,046
Serco Group PLC	256,847	2,013,905
Severn Trent PLC	114,443	2,844,771
Shire PLC	284,625	5,013,154

	Shares	Value
Smith & Nephew PLC	465,943	$ 5,590,126
Smiths Group PLC	212,027	4,424,257
Stagecoach Group PLC	301,322	1,755,841
Standard Chartered PLC (United Kingdom)	781,169	21,225,912
Standard Life PLC	1,159,485	5,303,744
Tate & Lyle PLC	232,395	1,876,179
Tesco PLC	4,239,345	29,473,860
Thomas Cook Group PLC	240,632	1,004,229
Thomson Reuters PLC	119,712	3,343,244
Tomkins PLC	511,767	1,387,308
TUI Travel PLC	332,347	1,276,448
Tullow Oil PLC	384,116	5,775,107
Unilever PLC	704,761	18,898,485
United Business Media Ltd.	140,213	1,520,369
United Utilities Group PLC (d)	341,046	4,443,884
Vedanta Resources PLC	77,177	2,561,189
Vodafone Group PLC	28,735,611	73,416,933
Whitbread PLC	94,579	1,947,677
William Hill PLC	194,700	1,005,031
William Morrison Supermarkets PLC	1,235,123	6,358,759
Wolseley PLC	371,160	3,009,989
WPP Group PLC	610,358	5,939,405
Xstrata PLC	343,619	19,199,638
TOTAL UNITED KINGDOM		1,332,849,026
United States of America - 0.1%
Synthes, Inc.	34,434	4,768,602
TOTAL COMMON STOCKS (Cost $6,402,889,524)		6,106,980,678
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	23,706	813,747
Fresenius AG (non-vtg.)	40,436	3,302,803
Henkel AG & Co. KGaA	96,689	3,795,583
Porsche Automobil Holding SE	46,394	6,545,107
ProSiebenSat.1 Media AG	53,498	548,567
RWE AG (non-vtg.)	21,813	1,901,676
Volkswagen AG	52,942	8,177,942
TOTAL GERMANY		25,085,425
Italy - 0.1%
Intesa Sanpaolo SpA	494,288	2,402,242
Istituto Finanziario Industriale SpA (IFI) (a)	39,754	859,595
Italcementi SpA Risp (non-vtg.)	37,590	432,043
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Telecom Italia SpA (Risp)	3,274,139	$ 4,176,207
UNIPOL Assicurazioni SpA	592,373	1,107,952
TOTAL ITALY		8,978,039
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,945,069)		34,063,464
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.78% 9/25/08 (e) (Cost $18,477,333)	$ 18,500,000	18,481,389
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	167,767,283	167,767,283
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	143,410,521	143,410,521
TOTAL MONEY MARKET FUNDS (Cost $311,177,804)		311,177,804
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $6,767,489,730)		6,470,703,335
NET OTHER ASSETS - (2.1)%		(134,025,000)
NET ASSETS - 100%		$ 6,336,678,335
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
149 CAC 40 10 Euro Index Contracts (France)	Sept. 2008	$ 9,803,113	$ (81,322)
18 CME Nikkei 225 Index Contracts (Japan)	Sept. 2008	1,161,900	(38,490)
34 EUREX DAX Index Contracts (Germany)	Sept. 2008	8,025,720	(376,480)
767 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	37,951,332	(880,106)
533 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	54,866,095	(322,234)
27 Hang Seng Index Contracts (Hong Kong)	Sept. 2008	3,677,447	13,129
23 IBEX 35 Index Contracts (Spain)	Sept. 2008	3,956,504	(33,711)
52 MSCI Index Contracts (Singapore)	Sept. 2008	2,491,567	30,621
547 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2008	7,378,887	(137,104)
18 S&P/MIB Index Contracts (Italy)	Sept. 2008	3,806,691	(165,318)
128 SFE SPI 200 Index Contracts (Austrailia)	Sept. 2008	14,132,420	(386,851)
416 TOPIX 150 Index Contracts (Japan)	Sept. 2008	47,995,588	(4,059,695)
TOTAL EQUITY INDEX CONTRACTS		$ 195,247,264	$ (6,437,561)

The face value of futures purchased as a percentage of net assets - 3.1%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
16,020,000 AUD	Sept. 2008	$ 13,721,639	$ (937,059)
43,500,000 EUR	Sept. 2008	63,748,514	(2,987,034)
30,300,000 GBP	Sept. 2008	55,141,558	(3,656,891)
5,322,000,000 JPY	Sept. 2008	48,956,014	(513,730)
46,100,000 SEK	Sept. 2008	7,137,329	(369,724)
		$ 188,705,054	$ (8,464,438)

(Payable Amount $197,169,492)

The value of contracts to buy as a percentage of net assets - 3.0%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,481,389.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,791,862
Fidelity Securities Lending Cash Central Fund	1,746,152
Total	$ 4,538,014
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	6,470,703,335	3,564,023,905	2,904,275,009	2,404,421
Other Financial Instruments*	(14,901,999)	(6,437,561)	(8,464,438)	-
* Other financial instruments include Futures Contracts and Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 401,814
Total Realized Gain (Loss)	(838,423)
Total Unrealized Gain (Loss)	(584,485)
Cost of Purchases	644,371
Proceeds of Sales	(314,805)
Amortization/Accretion	0
Transfer in/out of Level 3	3,095,949
Ending Balance	2,404,421

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,774,401) - See accompanying schedule: Unaffiliated issuers (cost $6,456,311,926)	$ 6,159,525,531
Fidelity Central Funds (cost $311,177,804)	311,177,804
Total Investments (cost $6,767,489,730)		$ 6,470,703,335
Foreign currency held at value (cost $8,015,848)		7,894,433
Receivable for investments sold		1,519,216
Receivable for fund shares sold		6,652,848
Dividends receivable		17,548,647
Distributions receivable from Fidelity Central Funds		559,854
Receivable for daily variation on futures contracts		2,138,493
Receivable from investment adviser for expense reductions		527,634
Other receivables		68,816
Total assets		6,507,613,276

Liabilities
Payable for investments purchased	$ 11,768,501
Unrealized depreciation on foreign currency contracts	8,464,438
Payable for closed foreign currency contracts	1,216,121
Payable for fund shares redeemed	5,062,817
Accrued management fee	895,255
Other affiliated payables	117,288
Collateral on securities loaned, at value	143,410,521
Total liabilities		170,934,941

Net Assets		$ 6,336,678,335
Net Assets consist of:
Paid in capital		$ 6,596,328,127
Undistributed net investment income		156,183,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,311,399)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(312,522,000)
Net Assets		$ 6,336,678,335
Investor Class: Net Asset Value, offering price and redemption price per share ($4,431,396,091 ÷ 113,486,373 shares)		$ 39.05
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,905,282,244 ÷ 48,788,034 shares)		$ 39.05

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 170,196,206
Interest		319,664
Income from Fidelity Central Funds (including $1,746,152 from security lending)		4,538,014
		175,053,884
Less foreign taxes withheld		(15,588,358)
Total income		159,465,526

Expenses
Management fee	$ 5,694,490
Transfer agent fees	700,261
Independent trustees' compensation	14,508
Miscellaneous	4,351
Total expenses before reductions	6,413,610
Expense reductions	(3,408,360)	3,005,250
Net investment income (loss)		156,460,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,643,302)
Foreign currency transactions	6,091,903
Futures contracts	(27,811,098)
Total net realized gain (loss)		(52,362,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	(764,998,415)
Assets and liabilities in foreign currencies	(17,026,037)
Futures contracts	9,427,812
Total change in net unrealized appreciation (depreciation)		(772,596,640)
Net gain (loss)		(824,959,137)
Net increase (decrease) in net assets resulting from operations		$ (668,498,861)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 156,460,276	$ 182,748,233
Net realized gain (loss)	(52,362,497)	44,862,991
Change in net unrealized appreciation (depreciation)	(772,596,640)	(373,268,980)
Net increase (decrease) in net assets resulting from operations	(668,498,861)	(145,657,756)
Distributions to shareholders from net investment income	(7,829,448)	(164,851,937)
Distributions to shareholders from net realized gain	-	(50,691,543)
Total distributions	(7,829,448)	(215,543,480)
Share transactions - net increase (decrease)	517,847,829	2,082,070,992
Redemption fees	310,872	1,145,389
Total increase (decrease) in net assets	(158,169,608)	1,722,015,145

Net Assets
Beginning of period	6,494,847,943	4,772,832,798
End of period (including undistributed net investment income of $156,183,607 and undistributed net investment income of $27,525,277, respectively)	$ 6,336,678,335	$ 6,494,847,943

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.23	$ 44.73	$ 37.60	$ 32.69	$ 28.41	$ 18.91
Income from Investment Operations
Net investment income (loss) D	1.00	1.39	1.03	.85	.64	.47
Net realized and unrealized gain (loss)	(5.13)	(1.35)	7.00	4.72	4.25	9.57
Total from investment operations	(4.13)	.04	8.03	5.57	4.89	10.04
Distributions from net investment income	(.05)	(1.19)	(.83)	(.60)	(.55)	(.55)
Distributions from net realized gain	-	(.36)	(.08)	(.07)	(.07)	-
Total distributions	(.05)	(1.55)	(.91)	(.67)	(.62)	(.55)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.01	.01
Net asset value, end of period	$ 39.05	$ 43.23	$ 44.73	$ 37.60	$ 32.69	$ 28.41
Total Return B, C	(9.57)%	(.15)%	21.48%	17.23%	17.41%	53.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.58%	.60%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.25%	.47%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.25%	.47%
Net investment income (loss)	4.66% A	2.95%	2.48%	2.54%	2.19%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,431,396	$ 4,515,417	$ 3,398,352	$ 1,440,236	$ 1,180,981	$ 556,578
Portfolio turnover rate F	5% A	4%	2%	2%	6%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.23	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	1.01	1.41	1.04	.18
Net realized and unrealized gain (loss)	(5.14)	(1.36)	6.99	4.03
Total from investment operations	(4.13)	.05	8.03	4.21
Distributions from net investment income	(.05)	(1.20)	(.84)	(.52)
Distributions from net realized gain	-	(.36)	(.08)	-
Total distributions	(.05)	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 39.05	$ 43.23	$ 44.73	$ 37.61
Total Return B, C	(9.56)%	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	4.69% A	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,905,282	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	5% A	4%	2%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of August 31, 2008, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 8,782,703,319	$ 1,558,966,584	$ (1,421,883,943)	$ 137,082,641
Spartan Extended Market Index	3,879,730,897	740,779,941	(662,630,958)	78,148,983
Spartan International Index	6,789,127,338	763,237,077	(1,081,661,080)	(318,424,003)

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	868,305,960	98,168,284
Spartan Extended Market Index	398,431,775	203,642,415
Spartan International Index	864,898,363	170,919,946

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 5,444
Spartan Extended Market Index	2,038
Spartan International Index	4,351

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 2,343,401
Fidelity Advantage Class	.07%	1,019,556
		$ 3,362,957

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Total Market Index	$ 22,231	$ 3,325
Spartan Extended Market Index	27,258	10,072
Spartan International Index	44,385	1,018

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 28, 2008A
Spartan Total Market Index
From net investment income
Investor Class	$ 12,550,290	$ 74,344,257
Fidelity Advantage Class	10,120,809	55,153,816
Total	$ 22,671,099	$ 129,498,073
From net realized gain
Investor Class	$ 627,507	$ 27,956,239
Fidelity Advantage Class	489,353	20,651,150
Total	$ 1,116,860	$ 48,607,389
Spartan Extended Market Index
From net investment income
Investor Class	$ 4,962,271	$ 26,252,571
Fidelity Advantage Class	2,181,098	12,214,831
Total	$ 7,143,369	$ 38,467,402
From net realized gain
Investor Class	$ 27,292,816	$ 104,286,345
Fidelity Advantage Class	11,536,039	47,219,424
Total	$ 38,828,855	$ 151,505,769
Spartan International Index
From net investment income
Investor Class	$ 5,332,773	$ 115,354,710
Fidelity Advantage Class	2,496,675	49,497,227
Total	$ 7,829,448	$ 164,851,937
From net realized gain
Investor Class	$ -	$ 35,526,435
Fidelity Advantage Class	-	15,165,108
Total	$ -	$ 50,691,543

A For the year ended February 29.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 28, 2008A	Six months ended August 31, 2008	Year ended February 28, 2008A
Spartan Total Market Index
Investor Class
Shares sold	25,496,036	54,918,745	$ 948,213,211	$ 2,251,193,543
Reinvestment of distributions	346,308	2,421,414	12,899,959	100,018,962
Shares redeemed	(13,104,556)	(36,440,879)	(489,703,299)	(1,494,976,909)
Net increase (decrease)	12,737,788	20,899,280	$ 471,409,871	$ 856,235,596
Fidelity Advantage Class
Shares sold	14,772,968	39,372,453	$ 550,946,233	$ 1,619,535,263
Reinvestment of distributions	249,848	1,635,804	9,306,834	67,573,297
Shares redeemed	(12,277,043)	(13,045,066)	(458,402,658)	(533,559,548)
Net increase (decrease)	2,745,773	27,963,191	$ 101,850,409	$ 1,153,549,012
Spartan Extended Market Index
Investor Class
Shares sold	11,082,203	23,156,773	$ 391,564,299	$ 914,917,592
Reinvestment of distributions	911,570	3,241,268	31,467,311	127,207,673
Shares redeemed	(7,024,780)	(17,433,868)	(248,636,343)	(689,478,963)
Net increase (decrease)	4,968,993	8,964,173	$ 174,395,267	$ 352,646,302
Fidelity Advantage Class
Shares sold	2,734,406	6,826,368	$ 96,479,369	$ 272,420,651
Reinvestment of distributions	345,454	1,376,973	11,925,054	54,041,693
Shares redeemed	(2,116,574)	(5,887,288)	(73,805,620)	(229,088,656)
Net increase (decrease)	963,286	2,316,053	$ 34,598,803	$ 97,373,688
Spartan International Index
Investor Class
Shares sold	21,481,319	57,660,581	$ 914,305,955	$ 2,734,029,800
Reinvestment of distributions	117,184	3,101,142	5,131,555	145,169,044
Shares redeemed	(12,564,027)	(32,287,251)	(534,607,954)	(1,520,129,888)
Net increase (decrease)	9,034,476	28,474,472	$ 384,829,556	$ 1,359,068,956
Fidelity Advantage Class
Shares sold	8,351,413	22,940,788	$ 356,841,054	$ 1,089,714,624
Reinvestment of distributions	49,431	1,199,605	2,164,571	56,153,298
Shares redeemed	(5,399,078)	(9,081,944)	(225,987,352)	(422,865,886)
Net increase (decrease)	3,001,766	15,058,449	$ 133,018,273	$ 723,002,036

A For the year ended February 29.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,639,250,059.96	94.925
Withheld	782,652,262.86	5.075
TOTAL	15,421,902,322.82	100.000
Dennis J. Dirks
Affirmative	14,706,474,282.25	95.361
Withheld	715,428,040.57	4.639
TOTAL	15,421,902,322.82	100.000
Edward C. Johnson 3d
Affirmative	14,532,603,911.88	94.234
Withheld	889,298,410.94	5.766
TOTAL	15,421,902,322.82	100.000
Alan J. Lacy
Affirmative	14,691,645,723.85	95.265
Withheld	730,256,598.97	4.735
TOTAL	15,421,902,322.82	100.000
Ned C. Lautenbach
Affirmative	14,682,532,183.36	95.206
Withheld	739,370,139.46	4.794
TOTAL	15,421,902,322.82	100.000
Joseph Mauriello
Affirmative	14,695,930,490.11	95.293
Withheld	725,971,832.71	4.707
TOTAL	15,421,902,322.82	100.000
Cornelia M. Small
Affirmative	14,692,895,746.16	95.273
Withheld	729,006,576.66	4.727
TOTAL	15,421,902,322.82	100.000
William S. Stavropoulos
Affirmative	14,653,362,752.74	95.017
Withheld	768,539,570.08	4.983
TOTAL	15,421,902,322.82	100.000
David M. Thomas
Affirmative	14,699,443,427.53	95.315
Withheld	722,458,895.29	4.685
TOTAL	15,421,902,322.82	100.000
Michael E. Wiley
Affirmative	14,696,110,450.22	95.294
Withheld	725,791,872.60	4.706
TOTAL	15,421,902,322.82	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Spartan Total Market Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Investor Class compared favorably to its benchmark. The Board considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Spartan Extended Market Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Spartan International Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 20 basis points to 17 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. In addition, the Board considered that FMR voluntarily agreed to further limit the total expenses of Investor Class and Fidelity Advantage Class of Spartan International Index Fund to 10 basis points and 7 basis points, respectively.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SIF-USAN-1008
1.790950.105

Spartan®
U.S. Equity Index
Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

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Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Investor Class
Actual	$ 1,000.00	$ 974.00	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 974.20	$ .35
HypotheticalA	$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	4.0
General Electric Co.	2.5	2.8
Microsoft Corp.	1.9	1.9
Procter & Gamble Co.	1.9	1.8
Johnson & Johnson	1.7	1.5
AT&T, Inc.	1.7	1.8
Chevron Corp.	1.6	1.6
International Business Machines Corp.	1.5	1.3
Apple, Inc.	1.3	0.9
Cisco Systems, Inc.	1.2	1.3
	19.0
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.2	15.3
Financials	14.8	16.9
Energy	13.6	13.4
Health Care	12.5	12.1
Industrials	11.3	11.6
Consumer Staples	11.2	10.5
Consumer Discretionary	8.3	8.6
Materials	3.6	3.6
Utilities	3.6	3.5
Telecommunication Services	3.1	3.2

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Johnson Controls, Inc.	1,350,225	$ 41,749
The Goodyear Tire & Rubber Co. (a)	547,361	10,734
		52,483
Automobiles - 0.2%
Ford Motor Co. (a)(d)	5,101,299	22,752
General Motors Corp. (d)	1,288,190	12,882
Harley-Davidson, Inc. (d)	538,244	21,411
		57,045
Distributors - 0.1%
Genuine Parts Co.	372,741	15,812
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	295,745	18,833
H&R Block, Inc.	740,326	18,908
		37,741
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	993,798	36,830
Darden Restaurants, Inc.	318,656	9,333
International Game Technology	704,444	15,096
Marriott International, Inc. Class A	683,761	19,289
McDonald's Corp.	2,579,151	160,036
Starbucks Corp. (a)	1,656,444	25,774
Starwood Hotels & Resorts Worldwide, Inc. (d)	424,787	15,399
Wendy's International, Inc.	199,435	4,840
Wyndham Worldwide Corp.	402,452	7,759
Yum! Brands, Inc.	1,077,897	38,459
		332,815
Household Durables - 0.4%
Black & Decker Corp.	139,093	8,798
Centex Corp.	280,965	4,557
D.R. Horton, Inc.	625,278	7,791
Fortune Brands, Inc.	349,692	20,569
Harman International Industries, Inc.	132,384	4,505
KB Home (d)	175,281	3,646
Leggett & Platt, Inc.	378,456	8,443
Lennar Corp. Class A (d)	318,203	4,184
Newell Rubbermaid, Inc.	630,040	11,404
Pulte Homes, Inc. (d)	486,062	7,053
Snap-On, Inc.	131,175	7,480
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	178,348	$ 8,552
Whirlpool Corp. (d)	170,939	13,908
		110,890
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	703,268	56,831
Expedia, Inc. (a)(d)	475,461	8,397
		65,228
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (d)	655,783	10,617
Hasbro, Inc.	315,446	11,798
Mattel, Inc.	823,485	15,918
		38,333
Media - 2.7%
CBS Corp. Class B	1,549,544	25,072
Comcast Corp. Class A	6,737,100	142,692
Gannett Co., Inc.	520,337	9,257
Interpublic Group of Companies, Inc. (a)(d)	1,073,835	10,094
McGraw-Hill Companies, Inc.	731,065	31,319
Meredith Corp.	84,220	2,390
News Corp. Class A	5,240,023	74,199
Omnicom Group, Inc.	728,790	30,893
Scripps Networks Interactive, Inc. Class A	204,234	8,484
The DIRECTV Group, Inc. (a)(d)	1,616,448	45,600
The New York Times Co. Class A (d)	327,141	4,250
The Walt Disney Co.	4,334,927	140,235
Time Warner, Inc.	8,141,912	133,283
Viacom, Inc. Class B (non-vtg.) (a)	1,439,770	42,444
Washington Post Co. Class B	13,223	7,888
		708,100
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	185,736	5,492
Dillard's, Inc. Class A (d)	130,180	1,662
Family Dollar Stores, Inc.	317,855	7,921
JCPenney Co., Inc.	505,211	19,688
Kohl's Corp. (a)	697,897	34,316
Macy's, Inc.	956,726	19,919
Nordstrom, Inc.	399,751	12,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(d)	159,199	$ 14,638
Target Corp.	1,771,346	93,917
		209,985
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	197,756	10,372
AutoNation, Inc. (a)(d)	304,672	3,458
AutoZone, Inc. (a)	97,816	13,423
Bed Bath & Beyond, Inc. (a)(d)	589,136	18,063
Best Buy Co., Inc.	787,056	35,236
Gamestop Corp. Class A (a)	367,942	16,142
Gap, Inc.	1,021,292	19,864
Home Depot, Inc.	3,861,289	104,718
Limited Brands, Inc.	681,455	14,174
Lowe's Companies, Inc.	3,330,567	82,065
Office Depot, Inc. (a)	621,403	4,375
RadioShack Corp.	298,515	5,675
Sherwin-Williams Co.	224,918	13,169
Staples, Inc.	1,597,560	38,661
Tiffany & Co., Inc.	286,633	12,661
TJX Companies, Inc.	966,337	35,020
		427,076
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	776,569	22,513
Jones Apparel Group, Inc.	197,026	3,913
Liz Claiborne, Inc.	215,663	3,496
NIKE, Inc. Class B	863,232	52,320
Polo Ralph Lauren Corp. Class A	131,201	9,956
VF Corp.	198,648	15,743
		107,941
TOTAL CONSUMER DISCRETIONARY		2,163,449
CONSUMER STAPLES - 11.2%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,622,484	110,102
Brown-Forman Corp. Class B (non-vtg.)	191,912	13,820
Coca-Cola Enterprises, Inc.	654,553	11,173
Constellation Brands, Inc. Class A (sub. vtg.) (a)	444,578	9,385
Molson Coors Brewing Co. Class B	318,428	15,173
Pepsi Bottling Group, Inc.	308,032	9,112
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	3,608,883	$ 247,136
The Coca-Cola Co.	4,545,239	236,671
		652,572
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	985,805	66,108
CVS Caremark Corp.	3,252,313	119,035
Kroger Co.	1,505,361	41,578
Safeway, Inc.	996,597	26,250
SUPERVALU, Inc.	483,010	11,201
Sysco Corp.	1,366,650	43,500
Wal-Mart Stores, Inc.	5,294,240	312,731
Walgreen Co.	2,253,621	82,099
Whole Foods Market, Inc. (d)	319,020	5,841
		708,343
Food Products - 1.6%
Archer Daniels Midland Co. (d)	1,465,140	37,302
Campbell Soup Co.	490,290	18,048
ConAgra Foods, Inc.	1,035,163	22,018
Dean Foods Co. (a)(d)	345,721	8,702
General Mills, Inc.	762,319	50,450
H.J. Heinz Co.	717,069	36,083
Hershey Co.	382,283	13,797
Kellogg Co.	577,506	31,439
Kraft Foods, Inc. Class A (d)	3,449,480	108,693
McCormick & Co., Inc. (non-vtg.)	291,677	11,798
Sara Lee Corp.	1,607,085	21,696
Tyson Foods, Inc. Class A	622,131	9,033
Wm. Wrigley Jr. Co.	488,491	38,825
		407,884
Household Products - 2.5%
Clorox Co. (d)	313,632	18,536
Colgate-Palmolive Co.	1,155,435	87,848
Kimberly-Clark Corp.	952,080	58,724
Procter & Gamble Co. (d)	6,946,563	484,662
		649,770
Personal Products - 0.2%
Avon Products, Inc.	971,020	41,589
Estee Lauder Companies, Inc. Class A	260,247	12,952
		54,541
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	4,765,309	$ 100,214
Lorillard, Inc. (a)	395,733	28,588
Philip Morris International, Inc.	4,799,393	257,727
Reynolds American, Inc.	389,729	20,648
UST, Inc.	336,379	18,027
		425,204
TOTAL CONSUMER STAPLES		2,898,314
ENERGY - 13.6%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	700,849	56,075
BJ Services Co.	668,659	17,953
Cameron International Corp. (a)	492,983	22,968
ENSCO International, Inc. (d)	328,435	22,261
Halliburton Co.	1,984,943	87,218
Nabors Industries Ltd. (a)(d)	640,548	22,804
National Oilwell Varco, Inc. (a)	944,660	69,650
Noble Corp.	611,526	30,754
Rowan Companies, Inc.	256,223	9,465
Schlumberger Ltd. (NY Shares)	2,714,672	255,776
Smith International, Inc.	490,898	34,216
Transocean, Inc. (a)(d)	725,541	92,289
Weatherford International Ltd. (a)	1,546,281	59,656
		781,085
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	1,065,137	65,751
Apache Corp.	759,027	86,818
Cabot Oil & Gas Corp.	235,160	10,451
Chesapeake Energy Corp.	1,094,326	52,965
Chevron Corp.	4,706,273	406,245
ConocoPhillips	3,509,583	289,576
CONSOL Energy, Inc.	415,863	28,158
Devon Energy Corp.	1,015,168	103,598
El Paso Corp.	1,598,024	26,783
EOG Resources, Inc.	564,982	58,995
Exxon Mobil Corp.	12,022,173	961,901
Hess Corp.	639,315	66,943
Marathon Oil Corp.	1,610,810	72,599
Massey Energy Co.	183,146	12,080
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	432,268	$ 33,946
Noble Energy, Inc.	391,840	28,107
Occidental Petroleum Corp.	1,867,433	148,199
Peabody Energy Corp.	617,778	38,889
Range Resources Corp.	351,571	16,320
Southwestern Energy Co. (a)	778,080	29,855
Spectra Energy Corp.	1,440,187	38,107
Sunoco, Inc.	265,882	11,800
Tesoro Corp.	313,377	5,813
Valero Energy Corp.	1,202,521	41,800
Williams Companies, Inc.	1,329,726	41,075
XTO Energy, Inc.	1,221,209	61,561
		2,738,335
TOTAL ENERGY		3,519,420
FINANCIALS - 14.8%
Capital Markets - 3.0%
American Capital Ltd. (d)	461,659	10,036
Ameriprise Financial, Inc.	505,470	22,721
Bank of New York Mellon Corp.	2,602,569	90,075
Charles Schwab Corp.	2,112,939	50,689
E*TRADE Financial Corp. (a)(d)	1,222,368	3,912
Federated Investors, Inc. Class B (non-vtg.)	197,167	6,593
Franklin Resources, Inc.	354,963	37,094
Goldman Sachs Group, Inc. (d)	896,944	147,072
Invesco Ltd.	879,490	22,541
Janus Capital Group, Inc. (d)	333,368	8,991
Legg Mason, Inc.	321,116	14,299
Lehman Brothers Holdings, Inc. (d)	1,585,103	25,504
Merrill Lynch & Co., Inc. (d)	3,484,588	98,788
Morgan Stanley (d)	2,519,155	102,857
Northern Trust Corp.	435,768	35,031
State Street Corp.	970,715	65,688
T. Rowe Price Group, Inc.	590,904	35,076
		776,967
Commercial Banks - 2.5%
BB&T Corp. (d)	1,244,253	37,328
Comerica, Inc.	342,420	9,619
Fifth Third Bancorp (d)	1,307,799	20,637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp. (d)	425,001	$ 4,773
Huntington Bancshares, Inc. (d)	833,248	6,099
KeyCorp	1,104,732	13,268
M&T Bank Corp.	175,379	12,512
Marshall & Ilsley Corp. (d)	589,746	9,082
National City Corp. (d)	1,729,978	8,719
PNC Financial Services Group, Inc.	786,922	56,619
Regions Financial Corp.	1,580,921	14,655
SunTrust Banks, Inc.	801,043	33,556
U.S. Bancorp, Delaware (d)	3,960,370	126,177
Wachovia Corp.	4,864,101	77,291
Wells Fargo & Co. (d)	7,514,577	227,466
Zions Bancorp (d)	244,719	6,568
		664,369
Consumer Finance - 0.7%
American Express Co.	2,635,775	104,588
Capital One Financial Corp. (d)	853,692	37,682
Discover Financial Services (d)	1,090,620	17,941
SLM Corp. (a)	1,062,217	17,537
		177,748
Diversified Financial Services - 3.8%
Bank of America Corp.	10,373,408	323,028
CIT Group, Inc. (d)	643,051	6,630
Citigroup, Inc.	12,387,289	235,235
CME Group, Inc.	152,577	51,171
IntercontinentalExchange, Inc. (a)	160,566	14,135
JPMorgan Chase & Co.	7,856,908	302,412
Leucadia National Corp. (d)	402,410	18,628
Moody's Corp. (d)	462,123	18,790
NYSE Euronext	602,964	24,474
		994,503
Insurance - 3.3%
AFLAC, Inc.	1,081,553	61,324
Allstate Corp.	1,253,188	56,556
American International Group, Inc.	6,117,856	131,473
Aon Corp.	679,702	32,279
Assurant, Inc.	217,895	12,732
Cincinnati Financial Corp.	371,250	11,004
Genworth Financial, Inc. Class A (non-vtg.)	984,917	15,808
Hartford Financial Services Group, Inc.	716,075	45,170
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	590,001	$ 29,948
Loews Corp.	823,816	35,778
Marsh & McLennan Companies, Inc.	1,164,016	37,167
MBIA, Inc. (d)	482,944	7,833
MetLife, Inc. (d)	1,616,184	87,597
Principal Financial Group, Inc.	589,077	26,974
Progressive Corp.	1,541,564	28,473
Prudential Financial, Inc.	992,046	73,124
SAFECO Corp.	204,573	13,829
The Chubb Corp.	831,608	39,926
The Travelers Companies, Inc.	1,375,902	60,760
Torchmark Corp. (d)	204,332	12,207
Unum Group	788,062	20,025
XL Capital Ltd. Class A	691,790	13,905
		853,892
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	217,273	7,700
AvalonBay Communities, Inc.	175,146	17,515
Boston Properties, Inc.	272,358	27,909
Developers Diversified Realty Corp.	272,544	9,133
Equity Residential (SBI)	615,483	25,973
General Growth Properties, Inc.	608,636	15,782
HCP, Inc.	564,044	20,430
Host Hotels & Resorts, Inc.	1,188,237	16,992
Kimco Realty Corp. (d)	577,268	21,440
Plum Creek Timber Co., Inc.	389,330	19,319
ProLogis Trust	596,486	25,685
Public Storage	280,954	24,814
Simon Property Group, Inc.	511,393	48,521
Vornado Realty Trust	307,546	30,589
		311,802
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	395,596	5,170
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	2,421,684	16,564
Freddie Mac (d)	1,471,509	6,637
Hudson City Bancorp, Inc.	1,181,197	21,781
MGIC Investment Corp. (d)	284,562	2,393
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	1,090,094	$ 10,530
Washington Mutual, Inc. (d)	3,376,756	13,676
		71,581
TOTAL FINANCIALS		3,856,032
HEALTH CARE - 12.5%
Biotechnology - 1.6%
Amgen, Inc. (a)	2,477,148	155,689
Biogen Idec, Inc. (a)	666,723	33,956
Celgene Corp. (a)	991,741	68,728
Genzyme Corp. (a)	608,227	47,624
Gilead Sciences, Inc. (a)(d)	2,098,926	110,571
		416,568
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	1,427,497	96,727
Becton, Dickinson & Co.	555,332	48,525
Boston Scientific Corp. (a)	3,064,039	38,484
C.R. Bard, Inc.	225,888	21,109
Covidien Ltd.	1,136,691	61,461
Hospira, Inc. (a)	361,994	14,610
Intuitive Surgical, Inc. (a)	88,065	26,003
Medtronic, Inc.	2,555,262	139,517
St. Jude Medical, Inc. (a)	771,015	35,336
Stryker Corp.	543,442	36,514
Varian Medical Systems, Inc. (a)	285,830	18,053
Zimmer Holdings, Inc. (a)	526,720	38,129
		574,468
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,103,082	47,587
AmerisourceBergen Corp.	366,361	15,024
Cardinal Health, Inc.	811,983	44,643
CIGNA Corp.	638,946	26,759
Coventry Health Care, Inc. (a)	345,093	12,085
DaVita, Inc. (a)	238,227	13,672
Express Scripts, Inc. (a)	571,439	41,949
Humana, Inc. (a)	385,014	17,865
Laboratory Corp. of America Holdings (a)(d)	253,245	18,525
McKesson Corp.	630,903	36,454
Medco Health Solutions, Inc. (a)	1,152,817	54,009
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)(d)	276,079	$ 8,984
Quest Diagnostics, Inc. (d)	359,072	19,408
Tenet Healthcare Corp. (a)(d)	1,090,170	6,574
UnitedHealth Group, Inc.	2,795,713	85,129
WellPoint, Inc. (a)	1,197,229	63,202
		511,869
Health Care Technology - 0.0%
IMS Health, Inc.	412,602	9,168
Life Sciences Tools & Services - 0.4%
Applied Biosystems, Inc.	383,767	14,004
Millipore Corp. (a)(d)	125,350	9,403
PerkinElmer, Inc.	269,386	7,653
Thermo Fisher Scientific, Inc. (a)	951,565	57,627
Waters Corp. (a)	227,770	15,545
		104,232
Pharmaceuticals - 6.3%
Abbott Laboratories	3,511,515	201,666
Allergan, Inc.	699,693	39,092
Barr Pharmaceuticals, Inc. (a)	245,879	16,607
Bristol-Myers Squibb Co.	4,504,248	96,121
Eli Lilly & Co.	2,250,689	104,995
Forest Laboratories, Inc. (a)	693,426	24,748
Johnson & Johnson	6,412,330	451,620
King Pharmaceuticals, Inc. (a)	561,141	6,419
Merck & Co., Inc.	4,884,070	174,215
Mylan, Inc. (a)(d)	692,723	8,929
Pfizer, Inc.	15,393,088	294,162
Schering-Plough Corp.	3,689,260	71,572
Watson Pharmaceuticals, Inc. (a)	237,638	7,203
Wyeth	3,033,790	131,302
		1,628,651
TOTAL HEALTH CARE		3,244,956
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	906,700	83,688
Goodrich Corp.	284,587	14,585
Honeywell International, Inc.	1,687,215	84,648
L-3 Communications Holdings, Inc.	279,097	29,009
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	768,570	$ 89,492
Northrop Grumman Corp.	778,294	53,586
Precision Castparts Corp.	316,950	32,728
Raytheon Co.	962,476	57,739
Rockwell Collins, Inc.	365,744	19,234
The Boeing Co.	1,709,807	112,095
United Technologies Corp.	2,214,365	145,240
		722,044
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	388,327	20,236
Expeditors International of Washington, Inc. (d)	485,315	17,515
FedEx Corp.	705,499	58,429
United Parcel Service, Inc. Class B	2,322,791	148,937
		245,117
Airlines - 0.1%
Southwest Airlines Co.	1,664,994	25,358
Building Products - 0.1%
Masco Corp.	822,989	15,686
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	767,495	10,315
Avery Dennison Corp.	242,280	11,688
Cintas Corp.	297,230	9,155
Equifax, Inc.	294,704	10,412
Monster Worldwide, Inc. (a)	282,801	5,526
Pitney Bowes, Inc.	472,305	16,129
R.R. Donnelley & Sons Co.	483,054	13,468
Robert Half International, Inc.	361,360	9,251
Waste Management, Inc.	1,116,457	39,277
		125,221
Construction & Engineering - 0.2%
Fluor Corp.	403,658	32,345
Jacobs Engineering Group, Inc. (a)	277,147	20,459
		52,804
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	395,940	18,863
Emerson Electric Co.	1,776,509	83,141
Rockwell Automation, Inc.	333,889	15,763
		117,767
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.2%
3M Co.	1,602,491	$ 114,738
General Electric Co.	22,679,171	637,285
Textron, Inc.	567,102	23,308
Tyco International Ltd.	1,097,257	47,050
		822,381
Machinery - 1.9%
Caterpillar, Inc.	1,398,805	98,937
Cummins, Inc.	462,159	30,114
Danaher Corp.	579,630	47,280
Deere & Co.	980,553	69,198
Dover Corp.	430,889	21,277
Eaton Corp.	374,520	27,407
Illinois Tool Works, Inc.	904,023	44,849
Ingersoll-Rand Co. Ltd. Class A	723,095	26,704
ITT Corp.	413,392	26,354
Manitowoc Co., Inc.	295,823	7,449
PACCAR, Inc. (d)	830,841	35,776
Pall Corp.	272,758	11,077
Parker Hannifin Corp.	381,644	24,452
Terex Corp. (a)	228,216	11,477
		482,351
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	667,107	71,647
CSX Corp.	921,258	59,587
Norfolk Southern Corp.	854,968	62,866
Ryder System, Inc.	130,827	8,441
Union Pacific Corp.	1,175,772	98,647
		301,188
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	147,967	13,321
TOTAL INDUSTRIALS		2,923,238
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.6%
Ciena Corp. (a)(d)	205,133	3,565
Cisco Systems, Inc. (a)	13,440,712	323,249
Corning, Inc.	3,583,434	73,604
JDS Uniphase Corp. (a)	522,945	5,313
Juniper Networks, Inc. (a)(d)	1,194,437	30,697
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	5,131,390	$ 48,338
QUALCOMM, Inc.	3,683,062	193,913
Tellabs, Inc. (a)(d)	904,264	4,711
		683,390
Computers & Peripherals - 4.7%
Apple, Inc. (a)(d)	2,005,987	340,075
Dell, Inc. (a)	4,598,331	99,922
EMC Corp. (a)	4,703,656	71,872
Hewlett-Packard Co.	5,611,410	263,287
International Business Machines Corp. (d)	3,125,124	380,421
Lexmark International, Inc. Class A (a)(d)	200,175	7,200
NetApp, Inc. (a)	781,632	19,916
QLogic Corp. (a)	301,630	5,634
SanDisk Corp. (a)(d)	511,359	7,394
Sun Microsystems, Inc. (a)	1,778,820	16,009
Teradata Corp. (a)	408,878	10,046
		1,221,776
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	819,366	28,481
Jabil Circuit, Inc.	475,929	8,024
Molex, Inc.	316,765	7,640
Tyco Electronics Ltd.	1,087,665	35,795
		79,940
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	382,802	8,766
eBay, Inc. (a)	2,515,173	62,703
Google, Inc. Class A (sub. vtg.) (a)	528,853	245,012
VeriSign, Inc. (a)(d)	443,021	14,163
Yahoo!, Inc. (a)	3,130,487	60,669
		391,313
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	219,320	11,677
Automatic Data Processing, Inc.	1,179,574	52,349
Cognizant Technology Solutions Corp. Class A (a)	657,306	19,272
Computer Sciences Corp. (a)	343,892	16,173
Convergys Corp. (a)	281,147	4,147
Fidelity National Information Services, Inc.	390,680	8,536
Fiserv, Inc. (a)	373,007	19,344
MasterCard, Inc. Class A (d)	165,600	40,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	729,742	$ 24,870
The Western Union Co.	1,683,686	46,503
Total System Services, Inc.	450,935	8,983
Unisys Corp. (a)	810,595	3,315
		255,335
Office Electronics - 0.1%
Xerox Corp.	2,045,817	28,498
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	1,380,211	8,682
Altera Corp. (d)	682,127	15,443
Analog Devices, Inc.	660,122	18,457
Applied Materials, Inc.	3,084,091	55,267
Broadcom Corp. Class A (a)	1,017,666	24,485
Intel Corp.	13,033,117	298,067
KLA-Tencor Corp.	386,946	14,340
Linear Technology Corp.	504,813	16,477
LSI Corp. (a)(d)	1,450,410	9,645
MEMC Electronic Materials, Inc. (a)	518,192	25,438
Microchip Technology, Inc. (d)	420,828	13,471
Micron Technology, Inc. (a)(d)	1,731,154	7,340
National Semiconductor Corp.	491,098	10,524
Novellus Systems, Inc. (a)(d)	227,219	5,151
NVIDIA Corp. (a)	1,262,206	15,954
Teradyne, Inc. (a)	390,400	3,642
Texas Instruments, Inc.	3,009,667	73,767
Xilinx, Inc. (d)	635,417	16,508
		632,658
Software - 3.6%
Adobe Systems, Inc. (a)	1,210,075	51,828
Autodesk, Inc. (a)	509,557	18,105
BMC Software, Inc. (a)(d)	434,596	14,150
CA, Inc.	888,363	21,241
Citrix Systems, Inc. (a)(d)	417,604	12,641
Compuware Corp. (a)	595,353	6,805
Electronic Arts, Inc. (a)	724,508	35,363
Intuit, Inc. (a)	730,401	21,963
Microsoft Corp.	18,224,139	497,337
Novell, Inc. (a)	805,168	5,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	9,025,512	$ 197,929
Symantec Corp. (a)	1,911,559	42,647
		925,186
TOTAL INFORMATION TECHNOLOGY		4,218,096
MATERIALS - 3.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	479,329	44,026
Ashland, Inc.	127,442	5,216
CF Industries Holdings, Inc.	128,321	19,556
Dow Chemical Co.	2,117,021	72,254
E.I. du Pont de Nemours & Co.	2,049,408	91,076
Eastman Chemical Co.	173,460	10,463
Ecolab, Inc.	399,276	18,263
Hercules, Inc.	257,370	5,546
International Flavors & Fragrances, Inc.	183,171	7,365
Monsanto Co.	1,248,633	142,656
PPG Industries, Inc.	373,373	23,470
Praxair, Inc.	712,446	64,006
Rohm & Haas Co.	285,403	21,419
Sigma Aldrich Corp.	293,323	16,649
		541,965
Construction Materials - 0.1%
Vulcan Materials Co. (d)	249,015	18,636
Containers & Packaging - 0.1%
Ball Corp.	222,478	10,216
Bemis Co., Inc.	226,737	6,330
Pactiv Corp. (a)	297,580	7,996
Sealed Air Corp.	364,377	8,829
		33,371
Metals & Mining - 1.1%
AK Steel Holding Corp.	254,697	13,400
Alcoa, Inc.	1,854,587	59,588
Allegheny Technologies, Inc.	230,045	11,272
Freeport-McMoRan Copper & Gold, Inc. Class B	871,954	77,883
Newmont Mining Corp.	1,033,061	46,591
Nucor Corp.	713,454	37,456
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	222,419	$ 3,205
United States Steel Corp.	267,839	35,641
		285,036
Paper & Forest Products - 0.2%
International Paper Co.	972,990	26,319
MeadWestvaco Corp.	395,280	10,467
Weyerhaeuser Co.	480,678	26,673
		63,459
TOTAL MATERIALS		942,467
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	13,517,764	432,433
CenturyTel, Inc.	239,929	9,268
Embarq Corp.	335,710	15,832
Frontier Communications Corp.	737,759	9,274
Qwest Communications International, Inc. (d)	3,462,006	13,086
Verizon Communications, Inc.	6,486,133	227,793
Windstream Corp. (d)	1,017,716	12,640
		720,326
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	902,339	37,294
Sprint Nextel Corp.	6,486,991	56,567
		93,861
TOTAL TELECOMMUNICATION SERVICES		814,187
UTILITIES - 3.6%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	382,327	17,331
American Electric Power Co., Inc.	913,754	35,673
Duke Energy Corp.	2,877,422	50,182
Edison International	741,329	34,042
Entergy Corp.	435,733	45,050
Exelon Corp.	1,492,626	113,380
FirstEnergy Corp.	693,602	50,383
FPL Group, Inc.	928,610	55,772
Pepco Holdings, Inc.	458,243	11,616
Pinnacle West Capital Corp.	228,976	8,058
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	848,784	$ 37,151
Progress Energy, Inc.	594,593	25,972
Southern Co.	1,745,664	65,480
		550,090
Gas Utilities - 0.1%
Nicor, Inc. (d)	102,706	4,713
Questar Corp.	394,290	20,460
		25,173
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	1,528,595	23,326
Constellation Energy Group, Inc.	405,876	27,076
Dynegy, Inc. Class A (a)	1,130,492	6,738
		57,140
Multi-Utilities - 1.2%
Ameren Corp.	476,626	19,952
CenterPoint Energy, Inc.	746,913	11,861
CMS Energy Corp.	512,594	6,956
Consolidated Edison, Inc. (d)	620,336	25,372
Dominion Resources, Inc.	1,315,134	57,248
DTE Energy Co. (d)	371,219	15,651
Integrys Energy Group, Inc.	173,890	9,089
NiSource, Inc.	623,913	10,282
PG&E Corp.	812,884	33,596
Public Service Enterprise Group, Inc.	1,157,019	47,172
Sempra Energy	569,612	32,992
TECO Energy, Inc.	479,540	8,555
Xcel Energy, Inc.	980,344	20,107
		298,833
TOTAL UTILITIES		931,236
TOTAL COMMON STOCKS (Cost $19,299,775)		25,511,395
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.78% 9/25/08 (e) (Cost $26,667)	$ 26,700	26,673
Money Market Funds - 5.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	371,317,767	$ 371,318
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	1,090,274,697	1,090,275
TOTAL MONEY MARKET FUNDS (Cost $1,461,593)		1,461,593
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $20,788,035)		26,999,661
NET OTHER ASSETS - (3.9)%		(1,024,304)
NET ASSETS - 100%		$ 25,975,357
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,432 CME S&P 500 Index Contracts	Sept. 2008	$ 459,171	$ (10,451)

The face value of futures purchased as a percentage of net assets - 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $26,673,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,737
Fidelity Securities Lending Cash Central Fund	4,578
Total	$ 8,315
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	26,999,661	26,972,988	26,673	-
Other Financial Instruments*	(10,451)	(10,451)	-	-
* Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,057,322) - See accompanying schedule: Unaffiliated issuers (cost $19,326,442)	$ 25,538,068
Fidelity Central Funds (cost $1,461,593)	1,461,593
Total Investments (cost $20,788,035)		$ 26,999,661
Cash		168
Receivable for fund shares sold		31,165
Dividends receivable		56,746
Distributions receivable from Fidelity Central Funds		1,921
Other receivables		1,029
Total assets		27,090,690

Liabilities
Payable for investments purchased	$ 469
Payable for fund shares redeemed	16,734
Accrued management fee	1,509
Payable for daily variation on futures contracts	5,443
Other affiliated payables	491
Other payables and accrued expenses	412
Collateral on securities loaned, at value	1,090,275
Total liabilities		1,115,333

Net Assets		$ 25,975,357
Net Assets consist of:
Paid in capital		$ 19,989,962
Undistributed net investment income		92,985
Accumulated undistributed net realized gain (loss) on investments		(308,765)
Net unrealized appreciation (depreciation) on investments		6,201,175
Net Assets		$ 25,975,357

Investor Class: Net Asset Value, offering price and redemption price per share ($19,434,356 ÷ 427,261 shares)		$ 45.49
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,541,001 ÷ 143,797 shares)		$ 45.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 274,539
Interest		129
Income from Fidelity Central Funds		8,315
Total income		282,983

Expenses
Management fee	$ 9,313
Transfer agent fees	3,004
Independent trustees' compensation	58
Depreciation in deferred trustee compensation account	(1)
Miscellaneous	17
Total expenses before reductions	12,391
Expense reductions	(489)	11,902
Net investment income (loss)		271,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(133,928)
Futures contracts	(28,332)
Total net realized gain (loss)		(162,260)
Change in net unrealized appreciation (depreciation) on: Investment securities	(817,635)
Futures contracts	3,203
Total change in net unrealized appreciation (depreciation)		(814,432)
Net gain (loss)		(976,692)
Net increase (decrease) in net assets resulting from operations		$ (705,611)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 271,081	$ 551,726
Net realized gain (loss)	(162,260)	153,461
Change in net unrealized appreciation (depreciation)	(814,432)	(1,730,350)
Net increase (decrease) in net assets resulting from operations	(705,611)	(1,025,163)
Distributions to shareholders from net investment income	(277,164)	(543,854)
Distributions to shareholders from net realized gain	-	(28,042)
Total distributions	(277,164)	(571,896)
Share transactions - net increase (decrease)	552,556	708,899
Total increase (decrease) in net assets	(430,219)	(888,160)

Net Assets
Beginning of period	26,405,576	27,293,736
End of period (including undistributed net investment income of $92,985 and $99,068, respectively)	$ 25,975,357	$ 26,405,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 47.20	$ 49.94	$ 45.45	$ 42.68	$ 40.67	$ 29.87
Income from Investment Operations
Net investment income (loss) D	.48	.99	.88	.77	.77 G	.55
Net realized and unrealized gain (loss)	(1.70)	(2.71)	4.47	2.75	1.98	10.79
Total from investment operations	(1.22)	(1.72)	5.35	3.52	2.75	11.34
Distributions from net investment income	(.49)	(.97)	(.86)	(.75)	(.74)	(.54)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	(.49)	(1.02)	(.86)	(.75)	(.74)	(.54)
Net asset value, end of period	$ 45.49	$ 47.20	$ 49.94	$ 45.45	$ 42.68	$ 40.67
Total Return B, C	(2.60)%	(3.66)%	11.90%	8.36%	6.85%	38.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.40%	.40%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.14%	.19%
Expenses net of all reductions	.10% A	.09%	.09%	.09%	.14%	.19%
Net investment income (loss)	2.03% A	1.90%	1.87%	1.79%	1.91% G	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 19,434	$ 20,102	$ 22,206	$ 20,619	$ 21,133	$ 18,562
Portfolio turnover rate F	3% A	7%	7%	6%	5%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.20	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.48	1.00	.90	.33
Net realized and unrealized gain (loss)	(1.69)	(2.70)	4.46	3.33
Total from investment operations	(1.21)	(1.70)	5.36	3.66
Distributions from net investment income	(.50)	(.99)	(.87)	(.22)
Distributions from net realized gain	-	(.05)	-	-
Total distributions	(.50)	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 45.49	$ 47.20	$ 49.94	$ 45.45
Total Return B, C	(2.58)%	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.06%	.06%	.07% A
Net investment income (loss)	2.06% A	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,541	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	3% A	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain, are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,482,927
Unrealized depreciation	(3,370,497)
Net unrealized appreciation (depreciation)	$ 6,112,430
Cost for federal income tax purposes	$ 20,887,231

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $849,846 and $444,562, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,578.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $7 and reduced transfer agent fee by $482.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 28, 2008A
From net investment income
Investor Class	$ 208,000	$ 427,649
Fidelity Advantage Class	69,164	116,205
Total	$ 277,164	$ 543,854
From net realized gain
Investor Class	$ -	$ 21,850
Fidelity Advantage Class	-	6,192
Total	$ -	$ 28,042

A For the year ended February 29.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 28, 2008A	Six months ended August 31, 2008	Year ended February 28, 2008A
Investor Class
Shares sold	47,321	95,669	$ 2,143,352	$ 4,953,133
Reinvestment of distributions	4,488	8,418	206,760	446,829
Shares redeemed	(50,464)	(122,850)	(2,384,360)	(6,265,124)
Net increase (decrease)	1,345	(18,763)	$ (34,248)	$ (865,162)
Fidelity Advantage Class
Shares sold	20,954	56,051	$ 1,086,843	$ 2,826,514
Reinvestment of distributions	1,457	2,210	67,051	117,544
Shares redeemed	(12,173)	(26,586)	(567,090)	(1,369,997)
Net increase (decrease)	10,238	31,675	$ 586,804	$ 1,574,061

A For the year ended February 29.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,639,250,059.96	94.925
Withheld	782,652,262.86	5.075
TOTAL	15,421,902,322.82	100.000
Dennis J. Dirks
Affirmative	14,706,474,282.25	95.361
Withheld	715,428,040.57	4.639
TOTAL	15,421,902,322.82	100.000
Edward C. Johnson 3d
Affirmative	14,532,603,911.88	94.234
Withheld	889,298,410.94	5.766
TOTAL	15,421,902,322.82	100.000
Alan J. Lacy
Affirmative	14,691,645,723.85	95.265
Withheld	730,256,598.97	4.735
TOTAL	15,421,902,322.82	100.000
Ned C. Lautenbach
Affirmative	14,682,532,183.36	95.206
Withheld	739,370,139.46	4.794
TOTAL	15,421,902,322.82	100.000
Joseph Mauriello
Affirmative	14,695,930,490.11	95.293
Withheld	725,971,832.71	4.707
TOTAL	15,421,902,322.82	100.000
Cornelia M. Small
Affirmative	14,692,895,746.16	95.273
Withheld	729,006,576.66	4.727
TOTAL	15,421,902,322.82	100.000
William S. Stavropoulos
Affirmative	14,653,362,752.74	95.017
Withheld	768,539,570.08	4.983
TOTAL	15,421,902,322.82	100.000
David M. Thomas
Affirmative	14,699,443,427.53	95.315
Withheld	722,458,895.29	4.685
TOTAL	15,421,902,322.82	100.000
Michael E. Wiley
Affirmative	14,696,110,450.22	95.294
Withheld	725,791,872.60	4.706
TOTAL	15,421,902,322.82	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Spartan U.S. Equity Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of Investor Class of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Equity Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-USAN-1008
1.790946.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008